UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Jack Jafolla
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS — 96.5%
Banks — 6.9%
590,480	Citigroup, Inc.	$42,449,607
2,315,300	KeyCorp	48,320,311
831,095	Morgan Stanley	42,020,163
		132,790,081
Consumer Discretionary — 10.7%
73,683	Advance Auto Parts, Inc.	10,406,250
47,256	Amazon.com, Inc.(a)	83,994,705
166,950	Home Depot, Inc. (The)	32,975,964
615,965	NIKE, Inc. - Class B	47,373,868
1,393,471	Samsonite International SA	5,272,751
151,165	SIX Flags Entertainment Corp.	9,818,167
136,065	Wyndham Destinations, Inc.	6,275,318
191,065	Wyndham Hotels & Resorts, Inc.	11,081,770
		207,198,793
Consumer Staples — 6.9%
615,255	Altria Group, Inc.	36,103,163
789,400	Church & Dwight Co., Inc.	44,127,460
88,031	Ingredion, Inc.	8,917,540
47,396	JM Smucker Co. (The)	5,266,644
335,045	PepsiCo, Inc.	38,530,175
		132,944,982
Diversified Financials — 4.3%
44,276	BlackRock Inc.	22,260,202
619,320	Discover Financial Services	44,225,641
189,937	Nasdaq, Inc.	17,360,242
		83,846,085
Energy — 4.3%
126,256	Apergy Corp.(a)	5,176,495
728,460	ConocoPhillips	52,572,958
128,800	Pioneer Natural Resources Co.	24,377,976
		82,127,429
Health Care — 15.2%
181,105	Alexion Pharmaceuticals, Inc.(a)	24,079,721
606,290	Baxter International, Inc.	43,925,711
64,099	Cooper Cos., Inc. (The)	16,697,790
571,815	Danaher Corp.	58,656,783
173,915	DENTSPLY SIRONA, Inc.	8,367,051
92,876	Laboratory Corp of America Holdings(a)	16,284,878
114,261	STERIS Plc	13,079,457
205,230	Thermo Fisher Scientific, Inc.	48,132,592
38,377	Waters Corp.(a)	7,570,631
80,400	West Pharmaceutical Services, Inc.	8,815,860
550,300	Zoetis, Inc.	47,589,944
		293,200,418
Shares		Value
Industrials — 13.2%
156,790	Allegion Plc	$12,784,657
210,550	Cintas Corp.	43,053,264
138,712	Dover Corp.	11,510,322
635,254	Fortive Corp.	52,141,648
72,999	Harris Corp.	12,041,185
57,440	IDEX Corp.	8,821,635
221,716	KAR Auction Services, Inc.	13,181,016
218,420	Raytheon Co.	43,253,713
330,100	Safran SA	40,935,364
47,762	Snap-on, Inc.	8,099,958
54,000	Verisk Analytics, Inc.(a)	5,973,479
36,319	Wabtec Corp.	4,006,712
		255,802,953
Information Technology — 26.6%
198,600	Activision Blizzard, Inc.	14,581,212
152,775	Alibaba Group Holding Ltd. - ADR(a)	28,604,063
46,540	Alphabet, Inc. - Class C(a)	56,651,280
62,865	ANSYS, Inc.(a)	10,616,641
319,365	Apple, Inc.	60,771,966
24,628	Booking Holdings, Inc.(a)	49,963,316
54,297	Check Point Software Technologies Ltd.(a)	6,117,643
253,278	CoreLogic, Inc.(a)	12,334,639
490,970	Fidelity National Information Services, Inc.	50,633,736
74,555	LogMein, Inc.	6,042,683
852,350	Microsoft Corp.	90,417,288
206,900	Salesforce.com, Inc.(a)	28,376,335
136,000	ServiceNow, Inc.(a)	23,930,560
423,425	Visa, Inc. - Class A	57,899,135
206,303	Worldpay, Inc. - Class A(a)	16,956,044
		513,896,541
Insurance — 2.1%
294,710	CHUBB Ltd.	41,176,881
Materials — 4.1%
8,305	AptarGroup, Inc.	850,681
286,050	Axalta Coating Systems Ltd.(a)	8,653,013
676,390	DowDuPont, Inc.	46,515,340
384,820	Rio Tinto Ltd.	23,215,168
		79,234,202
Utilities — 2.2%
489,585	American Water Works Co., Inc.	43,205,876
Total Common Stocks (Cost $1,401,818,395)		1,865,424,241

1

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
INVESTMENT COMPANY — 3.6%
69,163,452	SEI Daily Income Trust Government II Fund, Class A, 1.77%(b)	$69,163,452
Total Investment Company (Cost $69,163,452)		69,163,452
TOTAL INVESTMENTS — 100.1% (Cost $1,470,981,847)		$1,934,587,693
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,425,380)
NET ASSETS — 100.0%		$1,933,162,313

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of July 31, 2018.

The following abbreviation is used in the report:

ADR-American Depositary Receipt

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	26.6%
Health Care	15.2
Industrials	13.2
Consumer Discretionary	10.7
Consumer Staples	6.9
Banks	6.9
Diversified Financials	4.3
Energy	4.3
Materials	4.1
Utilities	2.2
Insurance	2.1
Other*	3.5
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS — 89.8%
ARGENTINA — 0.0%
120,554	Banco Macro SA - ADR	$8,235,044
AUSTRALIA — 1.0%
552,000	Atlassian Corp. Plc - Class A(a)	39,970,319
112,341	Caltex Australia Ltd.	2,717,571
747,000	CSL Ltd.	109,114,979
532,434	Oil Search Ltd.	3,552,224
613,788	Origin Energy Ltd.(a)	4,455,240
761,138	Santos Ltd.(a)	3,607,798
1,850,859	St Barbara Ltd.	5,665,376
351,156	Woodside Petroleum Ltd.	9,428,583
		178,512,090
AUSTRIA — 0.1%
32,040	Erste Group Bank AG	1,384,736
106,385	OMV AG	6,016,018
43,907	Raiffeisen Bank International AG	1,464,799
		8,865,553
BELGIUM — 0.4%
26,242	Ageas	1,406,950
79,183	Anheuser-Busch Inbev SA/NV	8,017,559
342,725	Colruyt SA	20,487,034
220,000	Galapagos NV - ADR(a)(b)	24,094,399
12,653	Groupe Bruxelles Lambert SA	1,344,635
34,814	KBC Group NV	2,677,061
68,257	Proximus SADP	1,670,548
18,059	Solvay SA	2,475,991
34,368	Telenet Group Holding NV(a)	1,654,943
21,744	UCB SA	1,867,811
		65,696,931
BERMUDA — 0.1%
179,522	RenaissanceRe Holdings Ltd.	23,669,976
BRAZIL — 1.0%
20,038,000	Ambev SA(b)	103,305,171
2,199,683	Ambev SA - ADR	11,306,371
1,559,954	B3 SA - Brasil Bolsa Balcao	9,837,772
1,582,017	Banco Bradesco SA - ADR	12,782,697
264,843	Cia Brasileira de Distribuicao - ADR	5,858,327
180,354	Cosan SA Industria e Comercio	1,773,604
1,803,703	Itau Unibanco Holding SA - ADR	21,626,399
1,105,444	Petroleo Brasileiro SA	6,467,788
140,439	Raia Drogasil SA	2,775,628
136,594	Ultrapar Participacoes SA	1,497,938
2,161,460	WEG SA	10,601,998
		187,833,693
CANADA — 2.0%
84,032	AltaGas Ltd.	1,709,903
141,953	ARC Resources Ltd.	1,685,954
154,289	Cameco Corp.	1,667,605
Shares		Value
CANADA (continued)
183,626	Canadian Apartment Properties REIT	$6,119,220
489,331	Canadian Natural Resources Ltd.	17,980,568
362,905	Canadian Pacific Railway Ltd.	71,970,044
378,045	Cenovus Energy, Inc.	3,792,510
236,178	Crescent Point Energy Corp.	1,610,408
342,005	Enbridge, Inc.	12,146,390
295,500	Enbridge, Inc.	10,469,565
356,029	Encana Corp.	4,912,727
155,276	Husky Energy, Inc.	2,640,354
113,059	Imperial Oil Ltd.	3,871,913
163,389	Inter Pipeline Ltd.	3,114,923
69,274	Keyera Corp.	2,005,503
146,225	Open Text Corp.	5,441,636
178,574	Pembina Pipeline Corp.	6,424,463
1,212,967	Peyto Exploration & Development Corp.	9,995,777
87,918	PrairieSky Royalty Ltd.	1,667,999
1,529,200	Restaurant Brands International, Inc.	96,538,396
157,452	Seven Generations Energy Ltd. - Class A(a)	1,798,621
340,000	Shopify, Inc. - Class A(a)	46,991,399
637,619	Suncor Energy, Inc.	26,850,727
392,522	Tourmaline Oil Corp.	7,754,788
329,005	TransCanada Corp.	14,798,080
72,149	Vermilion Energy, Inc.	2,483,632
		366,443,105
CHILE — 0.1%
243,670	Banco Santander Chile - ADR	7,994,813
108,525	Empresas COPEC SA	1,743,731
		9,738,544
CHINA — 3.7%
234,703	51Job, Inc. - ADR(a)	21,538,694
1,092,826	AAC Technologies Holdings, Inc.	13,923,035
785,677	Alibaba Group Holding Ltd. - ADR(a)	147,102,305
277,857	Baidu, Inc. - ADR(a)	68,680,693
116,836	China Minsheng Banking Corp. Ltd. - H Shares	86,484
10,403,170	China Petroleum & Chemical Corp. - H Shares	10,033,316
12,459,000	China SCE Property Holdings Ltd.	5,571,514
15,525,487	China Shenhua Energy Co. Ltd. - H Shares	35,010,749
6,965,766	CNOOC Ltd.	11,643,556
96,527	CNOOC Ltd. - ADR	16,216,535
5,236,114	CSPC Pharmaceutical Group Ltd.	13,675,583
259,347	Ctrip.com International Ltd. - ADR(a)	10,672,129
2,209,058	ENN Energy Holdings Ltd.	22,473,201

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
2,578,956	Haitian International Holdings Ltd.	$6,078,530
161,470	JD.Com, Inc. - ADR(a)	5,790,314
1,276,000	Jiangsu Expressway Co. Ltd. - H Shares	1,550,893
8,906,707	PetroChina Co. Ltd. - H Shares	6,797,151
194,405	PICC Property & Casualty Co. Ltd. - H Shares	219,197
1,676,458	Shenzhou International Group Holdings Ltd.	20,557,785
534,843	Sunny Optical Technology Group Co. Ltd.	8,824,274
5,056,900	Tencent Holdings Ltd.	228,844,367
61,711	Weibo Corp. - ADR(a)	5,106,585
		660,396,890
COLUMBIA — 0.1%
228,029	Bancolombia SA - ADR	10,468,811
2,347,174	Ecopetrol SA	2,505,114
		12,973,925
CZECH REPUBLIC — 0.1%
268,503	Komercni Banka AS	11,656,856
DENMARK — 0.3%
11,390	Carlsberg A/S - Class B	1,373,045
18,822	Coloplast A/S - Class B	2,052,756
120,973	Danske Bank A/S	3,516,685
28,000	DSV A/S	2,348,071
130,590	Genmab A/S(a)	22,377,899
114,252	H. Lundbeck A/S	8,270,543
212,631	Novo Nordisk A/S - B Shares	10,615,617
36,071	Novozymes A/S - B Shares	1,899,055
19,103	Pandora A/S	1,357,959
68,729	Sydbank A/S	2,549,613
		56,361,243
EGYPT — 0.0%
1,497,910	Commercial International Bank Egypt SAE - GDR	6,852,938
FINLAND — 2.2%
2,087,261	Kone Oyj - Class B(b)	114,201,621
54,173	Neste Oyj	4,473,558
465,905	Nokia Oyj	2,531,157
2,717,000	Nokian Renkaat Oyj(b)	117,838,970
62,035	Orion Oyj - Class B	2,137,037
3,018,175	Sampo Oyj - A Shares(b)	153,382,780
71,906	UPM-Kymmene Oyj	2,552,756
		397,117,879
FRANCE — 2.3%
38,546	Air Liquide SA	4,935,554
54,746	Airbus SE	6,785,795
18,034	Arkema SA	2,261,684
19,354	Atos SE	2,599,227
255,704	AXA SA	6,458,531
80,088	BioMerieux	6,667,913
Shares		Value
FRANCE (continued)
139,062	BNP Paribas SA	$9,052,576
38,503	Bouygues SA	1,693,325
16,542	Capgemini SE	2,123,894
34,611	Casino Guichard Perrachon SA	1,410,051
52,213	Cie de Saint-Gobain	2,324,668
28,914	Cie Generale des Etablissements Michelin	3,722,528
58,521	CNP Assurances	1,368,624
217,928	Credit Agricole SA	3,061,817
53,863	Danone SA	4,233,182
66,448	Edenred	2,616,179
14,397	Eiffage SA	1,611,451
231,924	Engie SA	3,746,615
16,941	Essilor International SA	2,500,005
17,605	Eurazeo SA	1,361,784
26,219	Faurecia SA	1,782,517
4,361	Hermes International	2,761,895
8,475	Ipsen SA	1,408,734
6,583	Kering SA	3,510,194
27,591	Legrand SA	2,027,431
775,028	L’Oreal SA(b)	189,864,550
28,779	LVMH Moet Hennessy Louis Vuitton SE	10,057,069
153,091	Orange SA	2,616,321
22,001	Pernod-Ricard SA	3,549,005
118,200	Peugeot SA	3,401,508
30,656	Publicis Groupe SA	1,959,420
20,277	Renault SA	1,785,186
40,347	Safran SA	5,003,390
110,427	Sanofi	9,603,190
55,535	Schneider Electric SE	4,470,438
17,077	Societe BIC SA	1,632,457
95,925	Societe Generale SA	4,274,775
16,016	Sodexo SA	1,773,188
102,300	Suez	1,448,048
21,168	Thales SA	2,783,439
1,170,069	TOTAL SA	76,428,418
20,019	UBISOFT Entertainment SA(a)	2,210,756
14,412	Unibail-Rodamco-Westfield(b)	3,199,465
48,630	Valeo SA	2,388,339
62,266	Veolia Environnement SA	1,422,351
45,414	Vinci SA	4,566,996
		416,464,483
GEORGIA — 0.0%
230,897	Bank Of Georgia Group Plc	5,531,491
22,929	Georgia Capital Plc(a)	297,462
		5,828,953
GERMANY — 0.9%
19,462	Adidas AG	4,304,634
42,627	Allianz SE	9,427,806
108,272	BASF SE	10,402,053
93,694	Bayer AG	10,436,739
19,742	Bayerische Motoren Werke AG	1,908,915
11,727	Beiersdorf AG	1,365,805

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
GERMANY (continued)
14,369	Continental AG	$3,310,055
34,742	Covestro AG	3,335,343
73,980	Daimler AG	5,116,954
206,622	Deutsche Bank AG	2,703,158
20,027	Deutsche Boerse AG	2,639,261
78,385	Deutsche Lufthansa AG	2,199,818
122,461	Deutsche Post AG	4,323,181
396,381	Deutsche Telekom AG	6,558,609
228,939	E.ON SE	2,581,781
16,018	Fresenius Medical Care AG & Co. KGaA	1,564,751
35,217	Fresenius SE & Co. KGaA	2,718,757
9,352	Hochtief AG	1,680,819
21,192	HUGO BOSS AG	1,910,100
168,531	Infineon Technologies AG	4,465,624
17,121	LANXESS AG	1,407,430
22,389	Linde AG	4,686,301
9,823	Muenchener Rueckversicherungs- Gesellschaft AG	2,179,558
51,899	ProSiebenSat.1 Media SE	1,404,316
6,067	Rational AG	4,157,326
95,057	SAP SE	11,098,765
120,471	Schaeffler AG	1,651,021
75,370	Siemens AG	10,643,001
32,053	Siemens Healthineers AG(a)	1,427,839
100,482	ThyssenKrupp AG	2,681,306
44,957	Uniper SE	1,403,099
36,242	United Internet AG	1,949,452
726,000	Zalando SE(a)(b)	41,649,197
		169,292,774
HONG KONG — 0.6%
2,854,600	AIA Group Ltd.	24,912,582
676,409	ASM Pacific Technology Ltd.	8,139,435
532,032	Hong Kong Exchanges and Clearing Ltd.	15,698,538
174,475	Jardine Matheson Holdings Ltd.	11,777,063
162,855	Jardine Strategic Holdings Ltd.	6,494,657
28,535,343	Sino Biopharmaceutical Ltd.	38,972,726
2,245,465	Yue Yuen Industrial Holdings Ltd.	6,036,312
		112,031,313
HUNGARY — 0.0%
200,773	MOL Hungarian Oil & Gas Plc	1,970,417
INDIA — 2.6%
1,542,000	Asian Paints Ltd.	32,631,304
1,129,690	Bharti Airtel Ltd.	6,433,606
456,251	Coal India Ltd.	1,736,895
75,233	Eicher Motors Ltd.	30,492,530
464,514	Hindustan Petroleum Corp. Ltd.	1,928,865
6,886,265	Housing Development Finance Corp. Ltd.(b)	200,288,917
823,437	Indian Oil Corp. Ltd.	1,973,163
372,560	Infosys Ltd.	7,415,213
Shares		Value
INDIA (continued)
657,375	Kotak Mahindra Bank Ltd.	$12,525,696
654,127	Maruti Suzuki India Ltd.	90,800,252
4,543,000	Motherson Sumi Systems Ltd.	21,335,185
796,506	Oil & Natural Gas Corp. Ltd.	1,924,308
549,643	Petronet LNG Ltd.(b)	1,836,384
1,118,708	Reliance Industries Ltd.	19,344,806
3,209,000	Titan Co. Ltd.	42,686,853
		473,353,977
INDONESIA — 0.2%
14,186,746	Adaro Energy Tbk PT	1,874,185
22,384,849	Astra International Tbk PT	11,099,284
5,395,722	Bank Central Asia Tbk PT	8,709,114
64,715,668	Bank Rakyat Indonesia Persero Tbk PT	13,777,885
		35,460,468
IRELAND — 0.1%
117,088	Paddy Power Betfair Plc	12,740,320
ITALY — 0.3%
82,295	Assicurazioni Generali SpA	1,462,714
52,115	Atlantia SpA	1,546,058
1,082,928	Enel SpA	6,040,327
1,295,304	ENI SpA	24,937,306
12,705	Ferrari NV	1,690,672
1,871,622	Intesa Sanpaolo SpA	5,764,696
541,063	Intesa Sanpaolo SpA(a)	1,726,608
145,109	Mediobanca Banca di Credito Finanziario SpA	1,507,459
159,487	Poste Italiane SpA	1,485,621
33,464	Recordati SpA	1,251,408
813,028	Snam SpA	3,493,858
1,911,253	Telecom Italia SpA/Milano(a)	1,473,702
267,861	Terna Rete Elettrica Nazionale SpA	1,500,332
248,646	Unicredit SpA	4,408,976
		58,289,737
JAPAN — 4.7%
663,160	Asahi Kasei Corp.	8,839,959
269,408	Canon Marketing Japan, Inc.	5,638,016
418,000	EDION Corp.	4,171,963
67,000	Fast Retailing Co. Ltd.	29,211,197
1,090,000	Hoshizaki Corp.(b)	109,765,237
64,273	Idemitsu Kosan Co. Ltd.	2,891,322
319,712	Inpex Corp.	3,518,362
147,200	Japan Airlines Co. Ltd.	5,427,766
1,260,160	JXTG Holdings, Inc.	9,235,801
116,830	Kaken Pharmaceutical Co. Ltd.	6,049,687
5,965,000	KDDI Corp.	166,069,356
85,300	Keyence Corp.	44,940,509
62,381	Mitsubishi Tanabe Pharma Corp.	1,167,116
315,544	Morinaga Milk Industry Co. Ltd.(b)	10,385,028
111,300	Nagoya Railroad Co. Ltd.	2,791,085

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
JAPAN (continued)
384,700	Nippon Kayaku Co. Ltd.	$4,372,881
395,214	Nippon Telegraph & Telephone Corp.	18,266,475
4,099,000	Nomura Research Institute Ltd.(b)	196,490,990
2,884,998	NTT Data Corp.	32,845,347
485,058	Osaka Gas Co. Ltd.	9,305,097
414,000	PeptiDream, Inc.(a)	16,087,555
188,000	Sankyo Co. Ltd.	7,397,934
207,500	Sanrio Co. Ltd.	3,906,341
175,820	Sawai Pharmaceutical Co. Ltd.	8,286,647
600,000	Shimano, Inc.(b)	86,124,402
108,660	Showa Shell Sekiyu KK	1,780,308
602,305	Terumo Corp.	33,019,985
380,558	Toyo Suisan Kaisha Ltd.	13,749,983
342,834	Zensho Holdings Co. Ltd.	7,631,479
		849,367,828
KENYA — 0.1%
1,297,779	East African Breweries Ltd.	2,906,922
41,039,720	Safaricom Plc	11,439,643
		14,346,565
LUXEMBOURG — 0.2%
91,060	Arcelormittal	2,929,811
23,604	RTL Group SA	1,759,577
70,780	SES SA(b)	1,414,888
152,834	Tenaris SA	2,793,325
497,558	Tenaris SA - ADR	18,280,281
		27,177,882
MACAU — 0.1%
3,972,200	Sands China Ltd.	20,445,389
MALAYSIA — 0.0%
277,730	Petronas Dagangan Berhad	1,843,335
MEXICO — 0.3%
70,869	Fomento Economico Mexicano SAB de CV - ADR	6,955,084
72,527	Grupo Aeroportuario del Sureste SAB de CV - ADR	12,959,850
2,942,472	Grupo Financiero Banorte SAB de CV - Series O	20,524,010
4,719,245	Wal-Mart de Mexico SAB de CV	13,777,099
		54,216,043
NETHERLANDS — 2.1%
95,837	ABN AMRO Group NV	2,655,975
30,370	Adyen NV(a)	19,404,299
409,090	Aegon NV	2,698,947
529,329	ASML Holding NV	113,580,616
396,000	ASML Holding NV	84,744,000
21,384	EXOR NV	1,407,296
6,925	Heineken Holding NV	669,276
20,179	Heineken NV	2,042,015
498,536	ING Groep NV	7,637,946
184,249	Koninklijke Ahold Delhaize NV	4,687,127
Shares		Value
NETHERLANDS (continued)
25,092	Koninklijke DSM NV	$2,674,156
543,083	Koninklijke KPN NV	1,571,751
82,073	Koninklijke Philips NV	3,602,774
37,680	Koninklijke Vopak NV	1,774,773
64,704	NN Group NV	2,861,509
29,687	NXP Semiconductor NV(a)	2,830,359
36,553	QIAGEN NV(a)	1,324,607
23,900	Randstad NV	1,516,422
1,812,977	Royal Dutch Shell Plc - A Shares	62,226,792
1,479,357	Royal Dutch Shell Plc - B Shares	51,873,028
42,144	Wolters Kluwer NV	2,540,921
		374,324,589
NORWAY — 0.2%
104,689	Aker BP ASA	3,742,629
347,420	Austevoll Seafood ASA	5,060,104
611,345	Equinor ASA	16,234,278
80,616	Gjensidige Forsikring ASA	1,293,746
76,171	Marine Harvest ASA	1,665,524
353,423	Norsk Hydro ASA	2,014,819
105,265	Salmar ASA	5,371,236
130,509	Telenor ASA	2,552,051
		37,934,387
PAKISTAN — 0.0%
1,338,851	Oil & Gas Development Co. Ltd.	1,635,268
PANAMA — 0.1%
111,343	Copa Holdings SA - Class A	10,838,128
PERU — 0.1%
62,527	Credicorp. Ltd.	14,304,302
POLAND — 0.2%
109,961	Grupa Lotos SA	1,961,709
823,716	Polski Koncern Naftowy ORLEN SA	20,879,703
4,218,761	Polskie Gornictwo Naftowe I Gazownictwo SA(a)	6,371,949
		29,213,361
PORTUGAL — 0.1%
424,620	EDP - Energias de Portugal SA	1,732,383
262,258	Galp Energia SGPS SA	5,394,324
117,324	Jeronimo Martins SGPS SA	1,746,456
		8,873,163
RUSSIA — 0.5%
342,056	Lukoil PJSC - ADR	24,457,003
139,423	NovaTek PJSC - GDR	22,182,199
1,761,700	Sberbank of Russia PJSC - ADR	24,716,651
193,057	Sberbank of Russia PJSC - ADR	2,720,173
186,185	Yandex NV - Class A(a)	6,695,213
		80,771,239

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH AFRICA — 0.8%
858,960	Aspen Pharmacare Holdings Ltd.	$16,634,502
1,328,382	Discovery Ltd.	17,150,176
97,968	Exxaro Resources Ltd.	963,498
804,632	Gold Fields Ltd.	2,935,601
305,692	Naspers Ltd. - Class N	75,265,120
357,978	Sasol Ltd.	14,088,035
1,223,434	Standard Bank Group Ltd.	18,940,347
		145,977,279
SOUTH KOREA — 0.6%
31,500	Amorepacific Corp.	7,532,517
91,815	Coway Co. Ltd.	7,698,786
340,842	Hankook Tire Co. Ltd.	13,528,257
7,477	Hanssem Co. Ltd.	644,333
663,592	LG Display Co. Ltd.	12,605,668
19,316	LG Household & Health Care Ltd.	20,893,363
38,421	Samsung Electronics Co. Ltd. - GDR	39,712,403
24,188	SK Innovation Co. Ltd.	4,292,065
		106,907,392
SPAIN — 0.4%
60,131	ACS Actividades de Construccion y Servicios SA	2,638,176
10,758	Aena SA	1,954,902
62,124	Amadeus IT Holding SA	5,303,038
599,268	Banco Bilbao Vizcaya Argentaria SA	4,404,919
1,374,007	Banco de Sabadell SA	2,295,153
1,797,411	Banco Santander SA	10,129,589
354,625	Bankia SA	1,397,882
373,457	Criteria Caixacorp SA	1,728,021
133,798	Enagas SA	3,742,426
62,708	Endesa SA	1,450,413
76,278	Grifols SA	2,216,502
440,954	Iberdrola SA(b)	3,428,920
130,090	Industria de Diseno Textil SA	4,266,967
77,516	Red Electrica Corp SA	1,644,262
625,029	Repsol SA	12,406,590
587,414	Telefonica SA	5,282,866
		64,290,626
SWEDEN — 2.3%
71,899	Assa Abloy AB - B Shares	1,425,641
4,835,059	Atlas Copco AB - A Shares(b)	138,459,545
91,396	Atlas Copco AB - B Shares	2,395,352
68,214	Boliden AB	2,032,545
84,259	Electrolux AB - Class B	1,977,841
7,470,055	Epiroc AB - A Shares(a)(b)	89,440,676
37,787	Epiroc AB - B Shares(a)	400,434
62,599	Essity AB- Class B	1,565,518
174,428	Hennes & Mauritz AB - B Shares	2,713,737
26,629	Hexagon AB - B Shares	1,623,854
139,797	Husqvarna AB - B Shares	1,106,236
Shares		Value
SWEDEN (continued)
69,002	Industrivarden AB - C Shares	$1,454,912
63,102	Kinnevik AB - Class B	2,179,482
123,324	Lundin Petroleum AB	4,068,747
316,341	Nordea Bank AB	3,364,538
192,468	Sandvik AB	3,520,830
110,042	SKF AB - B Shares	2,262,676
11,659,152	Svenska Handelsbanken AB - A Shares(b)	144,066,197
93,964	Swedbank AB - A Shares	2,224,885
45,592	Swedish Match AB	2,492,978
319,642	Telefonaktiebolaget LM Ericsson - B Shares	2,503,931
205,163	Volvo AB - B Shares	3,596,731
		414,877,286
SWITZERLAND — 1.6%
191,128	ABB Ltd.	4,383,696
28,296	Adecco Group AG	1,742,655
753	Barry Callebaut AG	1,285,230
1,517	CHUBB Ltd.	211,955
37,777	Cie Financiere Richemont SA	3,319,294
381,247	Coca-Cola HBC AG - CDI	13,681,017
176,774	Credit Suisse Group	2,851,165
10,001	Dufry AG	1,324,174
2,039	EMS-Chemie Holding AG	1,307,645
3,828	Geberit AG	1,707,648
940	Givaudan SA	2,205,343
49,676	LafargeHolcim Ltd.	2,540,618
2,213,564	Nestle SA	180,411,670
223,318	Novartis AG	18,773,913
15,709	Pargesa Holding SA	1,315,231
2,683	Partners Group Holding AG	2,039,042
78,795	Roche Holding AG	19,341,640
7,300	Schindler Holding AG	1,701,601
805	SGS SA	2,102,439
13,143	Sika AG	1,870,271
7,458	Sonova Holding AG	1,376,885
71,037	STMicroelectronics NV	1,545,456
5,466	Swiss Life Holding AG	1,963,598
17,250	Swiss Re AG	1,581,533
3,834	Swisscom AG	1,801,707
10,398	Temenos Group AG	1,674,980
316,872	UBS Group AG	5,221,195
11,227	Zurich Financial Services AG	3,454,898
		282,736,499
TAIWAN — 1.0%
899,740	Airtac International Group(a)	9,801,506
7,632,561	Chunghwa Telecom Co. Ltd.	26,427,499
1,120,904	Eclat Textile Co. Ltd.	12,906,470
556,719	Formosa Petrochemical Corp.	2,191,306
3,516,275	Hon Hai Precision Industry Co. Ltd.	9,625,134
83,000	Largan Precision Co. Ltd.	13,962,566
2,554,540	Novatek Microelectronics Corp.	12,349,641

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
TAIWAN (continued)
6,437,000	Taiwan Semiconductor Manufacturing Co. Ltd.	$51,724,766
8,657,496	Uni-President Enterprises Corp.	22,849,862
3,812,853	Vanguard International Semiconductor Corp.	9,714,592
9,583	Yageo Corp.	244,486
		171,797,828
THAILAND — 0.6%
16,186,000	Airports of Thailand Public Co. Ltd.	32,230,914
24,548,000	CP ALL Public Co. Ltd.	55,338,142
3,341,900	Siam Commercial Bank Public Co. Ltd.	14,062,699
		101,631,755
TURKEY — 0.0%
2,519,428	Soda Sanayii AS	3,268,530
UNITED ARAB EMIRATES — 0.1%
5,144,502	Dana Gas PJSC	1,526,621
561,515	DP World Ltd.	12,914,845
6,401,243	Emaar Properties PJSC	9,201,520
		23,642,986
UNITED KINGDOM — 5.7%
560,755	Abcam Plc(b)	10,878,300
421,768	ASOS Plc(a)	33,602,821
7,860,348	BP Plc	59,147,602
39,043	Coca-Cola European Partners Plc	1,610,133
8,865,846	Compass Group Plc(b)	190,785,354
111,658	Fiat Chrysler Automobiles NV(a)	1,906,012
212,852	International Consolidated Airlines Group SA	1,977,738
268,273	John Wood Group Plc	2,288,074
2,191,501	Reckitt Benckiser Group Plc(b)	195,511,528
12,502,773	RELX NV(b)	271,859,800
120,779	TechnipFMC Plc	3,931,356
45,459	TechnipFMC Plc	1,470,861
250,696	Travelport Worldwide, Ltd.	4,738,154
459,656	Ultra Electronics Holdings Plc	9,960,782
4,149,622	Unilever NV	238,929,099
		1,028,597,614
UNITED STATES — 49.9%
164,503	Aaron’s, Inc.	7,124,625
913	Affiliated Managers Group, Inc.	146,089
5,125	Aflac, Inc.	238,518
1,365,359	AGNC Investment Corp. REIT	26,583,540
123,000	Align Technology, Inc.(a)	43,867,949
2,341	Allstate Corp. (The)	222,676
3,471	Ally Financial Inc.	92,884
36,500	Alphabet, Inc. - Class A(a)	44,793,529
234,000	Alphabet, Inc. - Class C(a)	284,838,840
225,500	Amazon.com, Inc.(a)	400,812,720
Shares		Value
UNITED STATES (continued)
471,114	Amdocs Ltd.	$31,837,884
1,282	American Express Co.	127,585
2,966	American International Group, Inc.	163,753
873	Ameriprise Financial, Inc.	127,170
205,894	Anadarko Petroleum Corp.	15,061,146
57,581	Andeavor	8,640,605
1,245,513	Annaly Capital Management, Inc., REIT	13,351,899
82,414	Antero Resources Corp.(a)	1,692,784
388,500	Anthem, Inc.	98,290,500
150,360	Apache Corp.	6,916,559
640,861	Apollo Commercial Real Estate Finance, Inc., REIT	12,234,036
1,119,909	Apple, Inc.	213,107,484
590	Arthur J Gallagher & Co.	42,097
192,960	Assurant, Inc.	21,283,487
2,994	Athene Holding Ltd. - Class A(a)	137,335
1,640,000	Automatic Data Processing, Inc.	221,383,600
170,667	AutoZone, Inc.(a)	120,410,689
166,574	Baker Hughes a GE Co.	5,760,129
3,041,568	Ball Corp.	118,529,905
31,911	Bank of America Corp.	985,412
2,200,685	Bank of New York Mellon Corp. (The)	117,670,627
1,478	BB&T Corp.	75,097
922,000	Becton Dickinson and Co.	230,841,140
716,063	Berkshire Hathaway, Inc. - Class B(a)	141,687,386
153,083	Big Lots, Inc.	6,648,395
336,000	BioMarin Pharmaceutical, Inc.(a)	33,788,159
504	BlackRock Inc.	253,391
111,500	Booking Holdings, Inc.(a)	226,202,280
407,168	Brinker International, Inc.	19,206,115
191,689	Brown & Brown, Inc.	5,608,820
169,991	Cabot Oil & Gas Corp.	3,994,789
2,183	Capital One Financial Corp.	205,901
372	CBOE Global Markets, Inc.	36,132
1,398,867	Charles Schwab Corp. (The)	71,426,149
265,067	Cheesecake Factory, Inc. (The)	14,851,704
70,617	Cheniere Energy, Inc.(a)	4,484,180
1,977,319	Chevron Corp.	249,676,070
40,494	Cimarex Energy Co.	3,992,708
1,315	Cincinnati Financial Corp.	99,453
1,232,494	Citigroup, Inc.	88,603,994
2,975	Citizens Financial Group Inc.	118,346
192,591	Clorox Co. (The)	26,032,525
1,442	CME Group, Inc.	229,451
2,802,400	Colgate-Palmolive Co.	187,788,824
56,640	Concho Resources, Inc.(a)	8,260,943
467,210	ConocoPhillips	33,718,546
41,496	Continental Resources, Inc.(a)	2,650,350
505,200	Costco Wholesale Corp.	110,492,292

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
UNITED STATES (continued)
166,197	Cracker Barrel Old Country Store, Inc.	$24,347,030
313,980	Darden Restaurants, Inc.	33,577,021
207,379	Devon Energy Corp.	9,334,129
36,460	Diamondback Energy, Inc.	4,810,897
1,927	Discover Financial Services	137,607
1,429	Eaton Vance Corp.	75,923
413,617	Edwards Lifesciences Corp.(a)	58,919,742
230,747	EOG Resources, Inc.	29,752,518
86,369	EPAM Systems, Inc.(a)	11,246,107
98,936	EQT Corp.	4,915,140
600,029	Equity Commonwealth REIT(a)	19,344,935
240,220	Exelon Corp.	10,209,349
2,900,433	Exxon Mobil Corp.	236,414,294
372,000	Facebook, Inc. - Class A(a)	64,199,760
5,994	Fifth Third Bancorp	177,362
173,023	Fresh Del Monte Produce, Inc.	6,280,735
108,254	FTI Consulting, Inc.(a)	8,547,736
935	Goldman Sachs Group, Inc. (The)	221,997
314,075	Guess?, Inc.	7,116,940
357,819	Halliburton Co.	15,178,682
39,984	Heartland Express, Inc.	767,293
33,715	Helmerich & Payne, Inc.	2,068,415
102,981	Hess Corp.	6,758,643
74,989	HollyFrontier Corp.	5,592,680
4,087,600	HP, Inc.	94,341,808
3,610	Huntington Bancshares, Inc.	55,738
212,000	Illumina, Inc.(a)	68,764,320
570,000	Incyte Corp.(a)	37,927,799
1,899	Intercontinental Exchange, Inc.	140,355
751,700	International Business Machines Corp.	108,943,881
5,423	Invesco, Ltd.(b)	146,367
217,859	Jabil, Inc.	6,137,088
3,436	Jefferies Financial Group, Inc.	83,323
1,416,300	Johnson & Johnson	187,688,076
1,540,687	JPMorgan Chase & Co.	177,101,971
108,348	Kaman Corp.	7,174,805
766,037	Kinder Morgan, Inc.	13,620,138
2,129,000	Kraft Heinz Co. (The)	128,272,250
567,000	Las Vegas Sands Corp.	40,767,299
2,466	Lincoln National Corp.	167,935
463,300	Lockheed Martin Corp.	151,082,130
3,153	Loews Corp.	160,109
115,677	Luminex Corp.	3,916,823
1,390,043	Lyondellbasell Industries NV - Class A	154,002,864
306,842	Marathon Oil Corp.	6,480,503
196,014	Marathon Petroleum Corp.	15,843,812
169,000	Markel Corp.(a)(b)	197,730,000
1,661	Marsh & McLennan Cos., Inc.	138,461
1,448,000	Mastercard, Inc. - Class A	286,704,000
386,000	Medidata Solutions, Inc.(a)	28,683,659
5,405	MetLife, Inc.	247,225
1,215,442	MFA Financial, Inc. REIT	9,784,308
Shares		Value
UNITED STATES (continued)
1,715,700	Mondelez International, Inc. - Class A	$74,427,066
560	Moody’s Corp.	95,827
5,557	Morgan Stanley	280,962
269,467	Motorola Solutions, Inc.	32,686,347
618	MSCI, Inc.	102,705
136,332	National Oilwell Varco, Inc.	6,628,462
451,000	Netflix, Inc.(a)	152,189,950
1,734,289	New York Community Bancorp, Inc.	18,678,293
78,727	Newfield Exploration Co.(a)	2,261,039
982,000	NIKE, Inc. - Class B	75,525,620
339,467	NiSource, Inc.	8,887,246
175,269	Noble Energy, Inc.	6,325,458
100,317	Northwest Natural Gas Co.	6,535,653
1,976,234	Occidental Petroleum Corp.	165,865,320
161,832	ONEOK, Inc.	11,399,446
1,498,520	Oracle Corp.	71,449,434
300,000	Parker-Hannifin Corp.	50,714,999
74,292	Parsley Energy, Inc. - Class A(a)	2,334,998
1,330,500	PepsiCo, Inc.	153,007,500
1,392,700	Philip Morris International, Inc.	120,190,010
174,657	Phillips 66	21,542,194
65,567	Pioneer Natural Resources Co.	12,409,866
1,940	PNC Financial Services Group, Inc. (The)	280,970
123,933	Post Holdings, Inc.(a)	10,727,640
3,009	Principal Financial Group, Inc.	174,763
135,006	Procter & Gamble Co. (The)	10,919,285
70,560	Progress Software Corp.	2,595,902
1,904	Progressive Corp. (The)	114,259
2,552	Prudential Financial, Inc.	257,522
3,311,037	QUALCOMM, Inc.	212,204,361
1,730,777	Quest Diagnostics, Inc.(b)	186,439,298
123,000	Regeneron Pharmaceuticals, Inc.(a)	45,265,229
1,026	Reinsurance Group of America, Inc.	145,179
268,506	Republic Services, Inc.	19,461,315
827	S&P Global, Inc.	165,764
541,147	Schlumberger Ltd.	36,538,245
437	SEI Investments Co.	26,194
198,508	Spire, Inc.	14,213,173
24,151	Stamps.com, Inc.(a)	6,303,411
632,000	Starbucks Corp.	33,110,479
1,064,299	Starwood Property Trust, Inc., REIT	24,308,589
628	State Street Corp.	55,459
1,527	SunTrust Banks, Inc.	110,051
172	SVB Financial Group(a)	52,955
2,822,466	Synchrony Financial	81,682,166
1,264	T Rowe Price Group, Inc.	150,517
74,393	Targa Resources Corp.	3,799,251
229,528	Target Corp.	18,518,319
1,988,000	Texas Instruments, Inc.	221,304,160

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
UNITED STATES (continued)
527,700	TJX Cos., Inc. (The)	$51,324,101
1,686	Torchmark Corp.	148,486
448	Travelers Cos., Inc. (The)	58,303
788,900	Union Pacific Corp.	118,248,221
741,300	UnitedHealth Group, Inc.	187,711,986
733	Unum Group	29,122
4,387,129	US Bancorp	232,561,708
43,532	Vail Resorts, Inc.	12,052,705
176,042	Valero Energy Corp.	20,834,571
3,722,200	Verizon Communications, Inc.	192,214,408
87,619	Viad Corp.	5,029,331
741,000	Visa, Inc. - Class A	101,324,340
565	Voya Financial, Inc.	28,544
1,438,800	Wabtec Corp.(b)	158,728,416
1,781,200	Walt Disney Co. (The)	202,273,072
254,867	Waste Connections, Inc.	19,780,228
15,304	Wells Fargo & Co.	876,766
518,700	Whirlpool Corp.	68,001,570
304,483	Williams Cos., Inc. (The)	9,058,369
519,000	Workday, Inc. - Class A(a)	64,366,380
318	WR Berkley Corp.	24,108
		8,940,688,764
Total Common Stocks (Cost $12,069,026,273)		16,089,495,147
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
73,590	Plains GP Holdings LP - Class A	1,787,501
Total Master Limited Partnerships (Cost $1,910,540)		1,787,501
PREFERRED STOCKS — 1.1%
BRAZIL — 0.0%
1	Itausa - Investimentos Itau SA(b)	3
1,457,776	Petroleo Brasileiro SA	7,655,334
		7,655,337
GERMANY — 0.0%
13,291	Henkel AG & Co. KGaA	1,666,853
11,377	Volkswagen AG	2,025,079
		3,691,932
SOUTH KOREA — 1.1%
5,345,000	Samsung Electronics Co. Ltd.(b)	182,761,588
11,263	Samsung Electronics Co. Ltd. - GDR	9,627,894
		192,389,482
Total Preferred Stocks (Cost $169,097,023)		203,736,751
Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 1.0% — 0.2%
$35,000,000	1.90%, 08/15/18(c)	$34,973,995
Federal Home Loan Bank — 0.8%
65,000,000	1.90%, 08/22/14(c)	64,927,590
4,500,000	1.87%, 08/01/18(c)	4,499,999
45,000,000	1.89%, 08/27/18(c)	44,937,945
35,000,000	1.92%, 09/12/18(c)	34,921,599
Total U.S. Government Agencies (Cost $184,262,796)		184,261,128
U.S. GOVERNMENT SECURITIES — 0.4%
U.S. Treasury Bills — 0.4%
42,000,000	1.88%, 08/02/18(c)	41,997,899
30,000,000	1.83%, 08/09/18(c)	29,987,600
Total U.S. Government Securities (Cost $71,985,609)		71,985,499

Shares		Value
EXCHANGE TRADED FUNDS — 6.5%
670,660	iShares Edge MSCI USA Momentum Factor ETF	74,865,776
1,895,925	iShares S&P 500 Index Fund	537,077,634
311,200	iShares US Technology ETF(b)	56,790,888
8,779,175	VanEck Vectors Gold Miners ETF	186,820,844
1,608,555	VanEck Vectors Junior Gold Miners ETF	51,023,365
1,337,000	Vanguard Information Technology ETF(b)	248,895,920
Total Exchange Traded Funds (Cost $1,105,284,841)		1,155,474,427
INVESTMENT COMPANY — 1.2%
219,583,415	Federated Government Obligations Fund, 1.55%(d)	219,583,415
Total Investment Company (Cost $219,583,415)		219,583,415
TOTAL INVESTMENTS — 100.0% (Cost $13,821,150,497)		$17,926,323,868
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(3,834,317)
NET ASSETS — 100.0%		$17,922,489,551

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $1,553,592,715 or 8.67% of net assets.
(c)	The rate represents the annualized yield at time of purchase.

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

(d)	The rate shown represents the current yield as of July 31, 2018.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

ETF-Exchange Traded Fund

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	19.8%
Consumer Discretionary	14.4
Consumer Staples	11.2
Energy	9.8
Industrials	9.0
Health Care	9.0
Banks	6.4
Diversified Financials	2.7
Insurance	2.7
Telecommunication Services	2.5
Materials	2.2
Real Estate	0.7
Utilities	0.5
Other*	9.1
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

11

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS — 98.8%
Banks — 7.4%
43,988	Bancolombia SA	$509,199
282,847	Bank of China Ltd. - H Shares	132,612
191,493	Bank of Communications Co. Ltd. - H Shares	138,087
2,158	Bank of Montreal	171,051
2,489	Bank of Nova Scotia (The)	147,501
211,231	China CITIC Bank Corp. Ltd. - H Shares	135,366
148,230	China Construction Bank Corp. - H Shares	134,273
172,983	China Minsheng Banking Corp. Ltd. - H Shares	128,045
189,021	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	115,353
15,664	ING Groep NV	239,984
82,885	Mizuho Financial Group, Inc.	144,251
2,742	Morgan Stanley	138,636
5,159	Van Lanschot Kempen NV	142,371
		2,276,729
Consumer Discretionary — 8.6%
20,545	Barratt Developments Plc	143,999
2,742	Cogeco Communications, Inc.	148,814
5,190	Comcast Corp. - Class A	185,698
14,559	Ford Motor Co.	146,172
3,878	General Motors Co.	147,015
114,636	Genting Malaysia Berhad	142,696
68,645	Kingfisher Plc	267,325
2,112	Las Vegas Sands Corp.	151,853
1,203	Royal Caribbean Cruises Ltd.	135,650
1,270	Sodexo SA	140,606
3,749	Starbucks Corp.	196,410
49,246	Super Retail Group Ltd.	338,066
2,238	Toyota Motor Corp.	146,211
7,132	Whitbread Plc	366,485
		2,657,000
Consumer Staples — 6.6%
1,203	Clorox Co. (The)	162,610
2,215	Colgate-Palmolive Co.	148,427
22,704	Distell Group Holdings Ltd.(a)	221,566
7,385	Flowers Foods, Inc.	150,653
1,311	JM Smucker Co. (The)	145,678
5,940	Kirin Holdings Co. Ltd.	151,774
2,654	Procter & Gamble Co. (The)	214,656
9,405	Seven & I Holdings Co. Ltd.	383,131
8,883	Tate & Lyle Plc	72,754
80,648	Wal-Mart de Mexico SAB de CV	235,439
1,709	Walmart, Inc.	152,494
		2,039,182
Diversified Financials — 3.6%
11,770	3i Group Plc	146,391
774	Factset Research Systems, Inc.	155,853
Shares		Value
Diversified Financials (continued)
9,787	Invesco Mortgage Capital, Inc., REIT	$162,366
17,477	Investec Plc	126,579
1,647	Morningstar, Inc.	217,403
25,085	Nomura Holdings, Inc.	118,566
960	S&P Global, Inc.	192,422
		1,119,580
Energy — 5.8%
105,036	CNOOC Ltd.	175,572
10,277	ENI SpA	197,854
6,662	Equinor ASA	176,910
46,555	MOL Hungarian Oil & Gas Plc	456,898
11,703	TOTAL SA	764,435
		1,771,669
Health Care — 15.0%
3,284	Agilent Technologies, Inc.	216,875
872	Amgen, Inc.	171,392
676	Anthem, Inc.	171,027
32,746	Astellas Pharma, Inc.	532,271
2,308	AstraZeneca Plc	177,671
3,036	Baxter International, Inc.	219,958
1,151	Biogen, Inc.(a)	384,860
1,234	CSL Ltd.	180,252
2,401	Danaher Corp.	246,295
1,988	Express Scripts Holding Co.(a)	157,966
1,931	Gilead Sciences, Inc.	150,290
11,181	Koninklijke Philips NV	490,815
1,022	McKesson Corp.	128,363
2,375	Medtronic Plc	214,296
5,980	Novo Nordisk A/S - B Shares	298,552
9,606	Pfizer, Inc.	383,568
1,482	Quest Diagnostics, Inc.	159,641
1,647	ResMed, Inc.	174,220
1,337	Zimmer Biomet Holdings, Inc.	167,820
		4,626,132
Industrials — 10.3%
4,286	AECOM(a)	143,838
2,308	AGCO Corp.	145,450
3,501	Apogee Enterprises, Inc.	177,711
4,095	Brady Corp. - Class A	156,634
1,252	Daikin Industries Ltd.	149,145
1,234	Dun & Bradstreet Corp. (The)	155,348
1,895	Eaton Corp. Plc	157,607
11,633	Hino Motors Ltd.	130,776
88,077	MISC Berhad	144,737
1,089	Norfolk Southern Corp.	184,041
2,308	Republic Services, Inc.	167,284
19,899	Royal Mail Plc	122,469
12,173	SKF AB - B Shares	250,300
991	Snap-on, Inc.	168,064
1,482	Societe BIC SA	141,670
10,670	Steelcase, Inc. - Class A	146,713

12

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
Industrials (continued)
3,855	Sumitomo Heavy Industries Ltd.	$133,424
4,097	Toyota Tsusho Corp.	139,419
1,234	Union Pacific Corp.	184,964
1,807	Waste Management, Inc.	162,629
		3,162,223
Information Technology — 21.4%
1,673	Accenture Plc - Class A	266,559
2,339	Amdocs Ltd.	158,070
3,362	Apple, Inc.	639,755
11,930	Atea ASA	170,540
2,241	Atos SE	300,965
3,615	Avnet, Inc.	158,518
1,022	CACI International, Inc. - Class A(a)	179,054
3,969	Canon, Inc.	128,390
7,824	Cisco Systems, Inc.	330,877
1,895	Cognizant Technology Solutions Corp. - Class A	154,443
6,662	Convergys Corp.	163,885
1,585	Fidelity National Information Services, Inc.	163,461
17,276	Intel Corp.	830,976
2,308	International Business Machines Corp.	334,498
934	Intuit, Inc.	190,760
5,980	Juniper Networks, Inc.	157,513
28,672	Konica Minolta, Inc.	256,680
2,401	Leidos Holdings, Inc.	164,276
3,656	Manhattan Associates, Inc.(a)	175,927
6,414	Microsoft Corp.	680,397
4,431	Oracle Corp.	211,270
1,616	SAP SE	188,683
5,128	Sykes Enterprises, Inc.(a)	152,096
1,843	Synopsys, Inc.(a)	164,819
2,272	Texas Instruments, Inc.	252,919
		6,575,331
Insurance — 6.0%
11,827	AXA SA	298,724
1,089	CHUBB Ltd.	152,155
2,055	Cincinnati Financial Corp.	155,420
3,284	MetLife, Inc.	150,210
6,533	Power Corp. of Canada	148,604
1,962	Prudential Financial, Inc.	197,985
14,595	Suncorp Group Ltd.	162,325
4,787	Swiss Re AG	438,887
991	Willis Towers Watson Plc	157,985
		1,862,295
Materials — 5.8%
4,787	Akzo Nobel NV	442,774
9,208	Evonik Industries AG	340,786
39,221	Fortescue Metals Group Ltd.	127,338
6,562	JFE Holdings, Inc.	132,954
Shares		Value
Materials (continued)
25,994	Norsk Hydro ASA	$148,188
20,514	OZ Minerals Ltd.	144,635
18,319	Stora Enso Oyj - Class R	302,789
5,283	Teck Resources Ltd. - Class B	137,796
		1,777,260
Real Estate — 3.5%
61,654	CapitaLand Ltd.	146,283
52,975	Charter Hall Retail REIT	162,547
92,409	Frasers Centrepoint Trust REIT	154,089
64,261	Hang Lung Properties Ltd.	135,087
22,380	Hongkong Land Holdings Ltd.	162,703
16,470	Hyprop Investments Ltd. REIT	128,445
17,931	Link REIT	177,733
		1,066,887
Telecommunication Services — 3.4%
16,090	China Mobile Ltd.	145,135
5,942	NTT DOCOMO, Inc.	152,675
1,311	Swisscom AG	616,077
54,385	Vodafone Group Plc	132,772
		1,046,659
Utilities — 1.4%
12,839	Cia de Saneamento Basico do Estado de Sao Paulo	85,997
11,739	Electricite de France SA	175,705
4,157	Exelon Corp.	176,673
		438,375
Total Common Stocks (Cost $30,467,039)		30,419,322
INVESTMENT COMPANY — 1.6%
506,164	SEI Daily Income Trust Government II Fund, Class A, 1.77%(b)	506,164
Total Investment Company (Cost $506,163)		506,164
TOTAL INVESTMENTS — 100.4% (Cost $30,973,202)		$30,925,486
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(124,471)
NET ASSETS — 100.0%		$30,801,015

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of July 31, 2018.

The following abbreviation is used in the report:

REIT- Real Estate Investment Trust

13

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	21.4%
Health Care	15.0
Industrials	10.3
Consumer Discretionary	8.6
Banks	7.4
Consumer Staples	6.6
Insurance	6.0
Materials	5.8
Energy	5.8
Diversified Financials	3.6
Real Estate	3.5
Telecommunication Services	3.4
Utilities	1.4
Other*	1.2
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS — 80.5%
ARGENTINA — 0.1%
20,874	MercadoLibre, Inc.	$7,157,903
AUSTRALIA — 0.8%
1,547,765	A.C.N. 004 410 833 Ltd.(a)(b)	0
26,157	Accent Group Ltd.	27,790
99,433	Adelaide Brighton Ltd.	508,250
69,555	AED Oil Ltd.(a)(b)(c)	0
34,185	Ainsworth Game Technology Ltd.	28,826
140,202	Alkane Resources Ltd.(b)	22,916
105,636	ALS Ltd.	584,691
13,518	Altium Ltd.	204,881
475,084	Alumina Ltd.	998,884
16,712	AMA Group Ltd.	11,919
13,370	Amaysim Australia Ltd.	9,337
60,601	Ansell Ltd.	1,297,123
14,818	AP Eagers Ltd.	94,457
15,163	APN Outdoor Group Ltd.	70,971
12,281	Apollo Tourism & Leisure Ltd.	14,416
6,868	Appen Ltd.	55,414
4,250	Arb Corp Ltd.	66,403
11,923	Arq Group Ltd.	26,752
176,780	Artemis Resources Ltd.(b)	21,671
46,397	Asaleo Care Ltd.	24,129
29,947	Atlas Arteria Ltd.	145,509
9,691	AUB Group Ltd.	94,391
33,487	Aurelia Metals Ltd.(b)	14,305
33,461	Aurizon Holdings Ltd.	113,112
100,763	Ausdrill Ltd.	136,622
173,833	Ausnet Services	210,513
39,283	Austal Ltd.	49,907
188,262	Australian Agricultural Co. Ltd.(b)	176,934
15,312	Australian Finance Group Ltd.	17,292
141,784	Australian Pharmaceutical Industries Ltd.	178,021
93,769	Automotive Holdings Group Ltd.	190,187
11,587	Aveo Group	20,402
94,330	Bank of Queensland Ltd.	778,614
100,008	Base Resources Ltd.(b)	20,804
433,951	Beach Energy Ltd.	615,789
12,766	Bega Cheese Ltd.	69,331
5,237	Bellamy’s Australia Ltd.(b)	42,799
157,757	Bendigo & Adelaide Bank Ltd.	1,372,473
2,067	Blackmores Ltd.	227,402
231,682	BlueScope Steel Ltd.	3,039,773
339,952	Boral Ltd.	1,679,567
15,029	Breville Group Ltd.	119,920
17,433	Brickworks Ltd.	201,789
24,428	Cabcharge Australia Ltd.	42,650
14,264	Caltex Australia Ltd.	345,051
87,814	Capitol Health Ltd.	20,551
18,621	Cardno Ltd.(b)	17,570
16,047	carsales.com Ltd.	166,194
Shares		Value
AUSTRALIA (continued)
96,536	Cash Converters International Ltd.(b)	$24,027
6,393	Cedar Woods Properties Ltd.	29,210
187,629	Challenger Ltd.	1,734,117
604,806	Cleanaway Waste Management Ltd.	835,771
1,515	Clinuvel Pharmaceuticals Ltd.(b)	13,901
75,240	Coca-Cola Amatil Ltd.	535,516
11,517	Codan Ltd.	25,071
24,170	Collins Foods Ltd.	93,556
32,117	Computershare Ltd.	434,036
193,135	Cooper Energy Ltd.(b)	68,157
7,109	Corporate Travel Management Ltd.	151,530
6,217	Costa Group Holdings Ltd.	36,351
8,836	Credit Corp. Group Ltd.	135,101
302,614	CSR Ltd.	953,264
17,343	Decmil Group Ltd.(b)	12,208
71,539	Domain Holdings Australia Ltd.	169,016
15,520	Domino’s Pizza Enterprises Ltd.	575,951
333,327	Downer EDI Ltd.	1,827,616
51,932	DuluxGroup Ltd.	295,158
31,158	Eclipx Group Ltd.	71,067
11,185	Elders Ltd.	62,407
355,980	Emeco Holdings Ltd.(b)	92,566
9,710	Estia Health Ltd.	23,229
32,208	Event Hospitality and Entertainment Ltd.	329,740
597,107	Evolution Mining Ltd.	1,237,698
715,392	Fairfax Media Ltd.	430,514
5,000	Fleetwood Corp. Ltd.	8,432
2,724	Fleetwood Corp. Ltd.(b)(c)	4,594
9,044	Flight Centre Travel Group Ltd.	456,974
11,536	G.U.D. Holdings Ltd.	121,703
124,308	G8 Education Ltd.	229,962
10,000	GBST Holdings Ltd.	16,791
46,064	Genworth Mortgage Insurance Australia Ltd.	92,060
56,835	GrainCorp Ltd. - Class A	312,890
19,636	Greencross Ltd.	62,147
33,733	GWA Group Ltd.	81,952
30,383	Hansen Technologies Ltd.	76,297
164,992	Harvey Norman Holdings Ltd.	435,160
112,975	Healthscope Ltd.	182,977
3,976	Helloworld Travel Ltd.	13,854
16,964	HT&E, Ltd.	31,382
3,631	Huon Aquaculture Group Ltd.	12,679
40,933	Iluka Resources Ltd.	348,207
59,706	Imdex Ltd.(b)	54,783
12,050	IMF Bentham Ltd.	24,978
721,969	Incitec Pivot Ltd.	2,032,900
89,744	Independence Group NL	300,038
30,434	Infomedia Ltd.	22,611
14,303	Inghams Group Ltd.	38,999
7,110	Integrated Research Ltd.	13,470

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
AUSTRALIA (continued)
24,946	Invocare Ltd.	$262,806
61,813	IOOF Holdings Ltd.	420,203
22,132	Iress Ltd.	190,080
12,195	Japara Healthcare Ltd.	16,807
24,489	JB Hi-Fi Ltd.	433,928
75,445	Jupiter Mines Ltd.(b)	21,580
35,487	Kingsgate Consolidated Ltd.(b)	6,459
20,965	Link Administration Holdings Ltd.	119,623
37,216	MACA Ltd.	35,391
328,362	Macmahon Holdings Ltd.(b)	57,939
16,274	Magellan Financial Group Ltd.	298,399
20,095	Mayne Pharma Group Ltd.(b)	14,780
18,709	McMillan Shakespeare Ltd.	225,872
9,895	McPherson’s Ltd.	12,424
237,817	Medibank Private Ltd.	549,492
23,664	Mesoblast Ltd.(b)	33,140
25,879	Metals X Ltd.	13,651
125,694	Metcash Ltd.	245,600
15,848	Michael Hill International Ltd.	11,186
65,626	Millennium Minerals Ltd.(b)	9,021
53,989	Mineral Resources Ltd.	663,837
54,890	MMA Offshore Ltd.(b)	11,215
886,000	MMG Ltd.(b)	540,695
5,761	Mnf Group Ltd.	22,385
34,246	Monadelphous Group Ltd.	375,030
14,867	Monash Ivf Group Ltd.	12,371
21,011	Money3 Corp. Ltd.	32,001
34,487	Mortgage Choice Ltd.	40,227
366,646	Myer Holdings Ltd.	126,665
64,797	MYOB Group Ltd.	150,681
1,050	MyState Ltd.	3,783
4,626	Navigator Global Investments Ltd.	19,900
24,976	Navitas Ltd.	79,790
120,898	New Hope Corp. Ltd.	286,529
130,310	NIB Holdings Ltd.	546,028
26,567	Nine Entertainment Co. Holdings, Ltd.	44,213
150,444	Northern Star Resources Ltd.	804,758
55,614	NRW Holdings, Ltd.(b)	70,035
40,781	Nufarm Ltd.	216,632
170,332	OceanaGold Corp.	523,756
4,022	OFX Group Ltd.	5,214
34,103	oOh!media Ltd.	122,883
92,294	Orica Ltd.	1,205,454
196,463	Orora Ltd.	529,841
126,719	OZ Minerals Ltd.	893,441
7,034	Pact Group Holdings Ltd.	28,272
91,242	Pantoro Ltd.(b)	18,981
29,070	Paragon Care Ltd.	17,279
13,359	Peet Ltd.	11,910
17,980	Pendal Group Ltd.	124,098
5,607	Perpetual Ltd.	181,708
145,022	Perseus Mining Ltd.(b)	43,098
48,159	Platinum Asset Mangement Ltd.	196,788
Shares		Value
AUSTRALIA (continued)
58,151	PMP Ltd.(b)	$10,369
11,475	Premier Investments Ltd.	148,085
58,555	Primary Health Care Ltd.	152,697
1,744	Pro Medicus Ltd.	10,884
194,951	Qube Holdings Ltd.	375,131
111,348	Quintis Ltd.(b)(c)	10,854
110,936	Ramelius Resources Ltd.(b)	45,331
40,693	RCR Tomlinson Ltd.(a)	84,652
30,974	Reckon Ltd.(b)	20,136
46,697	Reece Ltd.	424,647
4,219	Regis Healthcare Ltd.	10,877
99,706	Regis Resources Ltd.	330,380
7,115	Reject Shop Ltd. (The)	29,549
273,867	Resolute Mining Ltd.	259,423
8,395	Retail Food Group Ltd.	2,557
101,020	Ridley Corp. Ltd.	99,069
4,184	Ruralco Holdings Ltd.	8,704
38,005	Sandfire Resources NL	208,380
177,820	Santos Ltd.(b)	842,868
222,211	Saracen Mineral Holdings Ltd.(b)	309,546
230,868	Seek Ltd.	3,665,443
13,321	Select Harvests Ltd.	59,381
136,793	Senex Energy Ltd.(b)	45,734
16,377	Servcorp Ltd.	53,049
40,465	Service Stream Ltd.	47,500
21,331	Seven Group Holdings Ltd.	303,961
190,694	Seven West Media Ltd.	117,591
10,138	Shaftesbury Plc, REIT	23,650
212,165	Sigma Healthcare Ltd.	77,237
105,606	Silver Lake Resources Ltd.(b)	43,937
9,054	Sirtex Medical Ltd.	213,571
4,642	Smartgroup Corp. Ltd.	41,937
149,883	Southern Cross Media Group Ltd.	140,308
112,599	Spark Infrastructure Group	192,407
15,042	SpeedCast International Ltd.	69,288
472,871	St Barbara Ltd.	1,447,432
237,816	Star Entertainment Group Ltd.	876,357
97,778	Steadfast Group Ltd.	212,120
108,733	Sundance Energy Australia Ltd.(b)	5,978
37,756	Sunland Group Ltd.	50,351
34,160	Super Retail Group Ltd.	234,503
7,345	Superloop Ltd.	12,333
510,873	Tabcorp Holdings Ltd.	1,772,507
70,795	Tassal Group Ltd.	219,855
42,660	Technology One Ltd.	156,569
36,550	Ten Network Holdings Ltd.(a)(b)(c)	0
45,526	Thorn Group Ltd.	20,125
4,364	Tiger Resources Ltd.(b)(c)	33
109,463	TPG Telecom Ltd.	468,434
207,285	Troy Resources Ltd.(b)	20,020
26,484	Villa World Ltd.	43,681
33,727	Village Roadshow Ltd.(b)	47,609

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
AUSTRALIA (continued)
492,324	Virgin Australia Holdings Ltd.(b)	$80,470
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)(c)	0
12,200	Virtus Health Ltd.	50,939
26,944	Vita Group Ltd.	19,518
89,149	Vocus Group Ltd.(b)	159,622
9,912	Webjet Ltd.	98,311
50,095	Western Areas NL	120,586
43,208	Westgold Resources Ltd.(b)	51,041
138,862	Whitehaven Coal Ltd.	560,198
1,807	Wisetech Global Ltd.	20,473
27,345	Worleyparsons Ltd.	373,406
65,654	WPP AUNZ Ltd.	44,875
		55,923,278
AUSTRIA — 0.2%
5,812	Agrana Beteiligungs AG	154,954
14,870	ams AG	1,073,181
11,400	Andritz AG	646,797
17,053	Austria Technologie & Systemtechnik AG	400,811
5,680	CA Immobilien Anlagen AG	198,725
1,079	DO & CO AG	75,703
6,666	EVN AG	132,668
3,513	FACC AG(b)	78,132
1,017	Flughafen Wien AG	38,352
924	Kapsch TrafficCom AG	42,679
1,397	Lenzing AG	177,243
1,068	Mayr Melnhof Karton AG	145,367
8,170	Oesterreichische Post AG	387,301
1,990	Palfinger AG	77,722
5,197	POLYTEC Holding AG	81,919
1,766	Porr Ag	62,571
49,153	Raiffeisen Bank International AG(b)	1,639,813
6,198	Rhi Magnesita NV(b)	391,370
516	Rosenbauer International AG	30,109
5,208	S IMMO AG	113,273
3,570	S&T AG	101,442
1,691	Schoeller-Bleckmann Oilfield Equipment AG(b)	193,188
2,222	Semperit AG Holding(b)	44,171
18,977	Strabag SE	763,358
28,622	Telekom Austria AG	249,009
333	UBM Development AG	16,277
45,835	UNIQA Insurance Group AG	459,057
21,803	Verbund AG	859,699
10,623	Vienna Insurance Group AG Wiener Versicherung Gruppe	302,350
51,607	Voestalpine AG	2,587,048
437	Warimpex Finanz- und Beteiligungs AG(b)	690
31,255	Wienerberger AG	766,774
4,663	Zumtobel Group AG(b)	33,616
		12,325,369
Shares		Value
BELGIUM — 0.5%
10,354	Ackermans & van Haaren NV	$1,888,753
1,443	Aedifica SA REIT	137,689
113,113	Ageas	6,064,491
81,689	AGFA - Gevaert NV(b)	390,305
1,984	Akka Technologies SA	146,159
320	Ascencio REIT	19,907
648	Atenor	36,977
96	Banque Nationale de Belgique	306,462
1,888	Barco NV	267,576
1,791	Befimmo SA REIT	107,647
21,523	Bekaert SA	605,537
15,744	Bpost SA	247,985
1,079	Celyad SA(b)	32,981
4,522	Cie d’Entreprises CFE	564,734
1,352	Cie Immobiliere de Belgique SA	84,107
2,004	Cofinimmo SA REIT	262,457
67,228	Colruyt SA	4,018,681
40,458	Deceuninck NV	119,456
12,200	Deceuninck NV- VVPR Strip(a)(b)(c)	0
9,907	D’ieteren SA/NV	431,414
30,060	Econocom Group SA/NV	106,225
2,685	Elia System Operator SA NV	167,345
80,671	Euronav NV	683,437
3,009	EVS Broadcast Equipment SA	70,160
9,956	Exmar NV(b)	70,783
2,258	Fagron NV(b)	41,771
78,894	Galapagos NV(b)	8,692,197
101	Home Invest Belgium REIT	10,393
1,018	Intervest Offices & Warehouses NV REIT	26,665
894	Ion Beam Applications(b)	23,375
695	Jensen-Group NV	25,762
3,601	Kinepolis Group NV	230,331
47	Lotus Bakeries	134,100
4,584	MDxHealth(b)	20,315
4,096	Melexis NV	381,015
547	Montea SCA REIT	30,446
40,262	Nyrstar NV(b)	193,029
21,787	Ontex Group NV	658,313
18,218	Orange Belgium SA	292,279
540	Picanol	53,925
32,976	Proximus SADP	807,067
22,770	Recticel SA	262,532
530	Resilux	93,707
748	Retail Estates NV REIT	67,699
422	Roularta Media Group NV	8,438
4,023	Sioen Industries NV	127,015
3,058	Sipef NV	213,121
4,857	Telenet Group Holding NV(b)	233,882
277	TER Beke SA	51,178
15,963	Tessenderlo Chemie NV(b)	642,119
38,370	Umicore SA	2,243,387
1,138	Van de Velde NV	39,921

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
BELGIUM (continued)
1,885	Warehouses De Pauw CVA REIT	$253,044
95	Wereldhave Belgium NV REIT	10,621
		32,698,915
BERMUDA — 0.7%
415,032	Argo Group International Holdings Ltd.(c)	25,960,252
51,591	Aspen Insurance Holdings Ltd.	2,086,856
61,676	Axis Capital Holdings Ltd.	3,488,395
26,400	Bank Of NT Butterfield & Son Ltd. (The)	1,305,744
14,970	Everest Re Group Ltd.	3,268,700
87,972	Hiscox Ltd.	1,845,163
152,500	James River Group Holdings Ltd.	6,311,975
48,000	Peace Mark Holdings Ltd.(a)(b)(c)	0
27,705	RenaissanceRe Holdings Ltd.	3,652,904
2,225,000	Sino Oil And Gas Holdings Ltd.(b)	8,788
		47,928,777
BRAZIL — 0.4%
6,300	AES Tiete Energia SA - Units	16,701
22,467	Aliansce Shopping Centers SA(b)	90,986
6,700	Alliar Medicos A Frente SA(b)	23,206
10,045	Alpargatas SA - Preference Shares	34,284
6,100	Alupar Investimento SA - Units	26,524
6,100	Arezzo Industria e Comercio SA	67,122
12,500	Azul S.A. - Preference Shares(b)	79,930
31,778	B2W Cia Digital(b)	239,438
1,300	Banco ABC Brasil SA(b)	5,375
34,369	Banco ABC Brasil SA - Preference Shares	142,391
127,187	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	536,427
56,005	BR Malls Participacoes SA(b)	148,171
10,249	BR Properties SA	24,767
8,600	Brasilagro - Co Brasileira de Propriedades Agricolas	32,078
3,800	BRF - Brasil Foods SA(b)	22,901
43,900	CCR SA	123,280
6,000	Centrais Eletricas Brasileiras SA(b)	27,624
7,600	Centrais Eletricas Brasileiras SA - Preference B Shares(b)	38,878
58,726	Cia Brasileira de Distribuicao - Preference Shares	1,300,537
1,850	Cia de Gas de Sao Paulo - COMGAS - Class A, Preference Shares	29,742
11,800	Cia de Locacao das Americas	89,633
Shares		Value
BRAZIL (continued)
24,300	Cia de Saneamento Basico do Estado de Sao Paulo	$162,764
2,800	Cia de Saneamento de Minas Gerais-COPASA	30,348
10,700	Cia de Saneamento do Parana - Preference Shares	23,861
2,300	Cia De Saneamento Do Parana-Units	27,233
3,700	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	60,528
8,000	Cia Energetica de Minas Gerais	15,283
363,100	Cia Energetica de Minas Gerais - ADR	762,510
25,876	Cia Energetica de Minas Gerais - Preference Shares	56,326
1,833	Cia Energetica do Ceara - Class A, Preference Shares	24,174
16,200	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	81,835
31,800	Cia Hering	123,699
3,400	Cia Paranaense de Energia - Class B, Preference Shares	18,616
245,200	Cia Siderurgica Nacional SA(b)	599,069
4,328	Construtora Tenda SA(b)	30,696
27,146	Cosan Logistica SA(b)	74,278
19,383	Cosan SA Industria e Comercio	190,613
8,700	CSU Cardsystem SA	17,246
9,600	CVC Brasil Operadora e Agencia de Viagens SA	112,643
74,588	Cyrela Brazil Realty SA Empreendimentos e Participacoes	230,125
30,000	Direcional Engenharia SA(b)	55,871
202,995	Duratex SA	550,579
22,800	EcoRodovias Infraestrutura e Logistica SA	47,686
25,500	EDP - Energias do Brasil SA	92,331
357,168	Embraer SA	1,832,802
139,785	Embraer SA - ADR	2,858,603
4,800	Energisa SA - Units	38,609
3,200	Eneva SA(b)	10,572
3,000	Engie Brasil Energia SA	29,918
16,700	Equatorial Energia SA	270,080
29,000	Estacio Participacoes SA	199,731
69,200	Even Construtora e Incorporadora SA(b)	68,586
20,600	Ez Tec Empreendimentos e Participacoes SA	95,994
175,428	Fibria Celulose SA	3,464,344
28,600	Fleury SA	206,958
8,000	Fras-Le SA	10,444
7,100	GAEC Educacao SA	28,375
5,200	Gafisa SA(b)	16,972
139,000	Gerdau SA	617,358
34,100	Gerdau SA	113,022

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
BRAZIL (continued)
8,200	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	$30,171
36,600	Grendene SA	76,159
3,100	Guararapes Confeccoes SA	78,316
33,920	Helbor Empreendimentos SA(b)	9,760
45,131	Hypera SA	334,277
10,300	Iguatemi Empresa de Shopping Centers SA	92,207
2,200	Instituto Hermes Pardini Sa	10,814
44,800	International Meal Company Alimentacao SA	87,373
47,172	Iochpe-Maxion SA	290,701
164,643	JBS SA	393,918
7,000	JSL SA(b)	7,609
81,700	Klabin SA - Units	442,534
161,084	Kroton Educacional SA	480,681
9,000	Light SA(b)	31,316
8,400	Linx SA	41,269
61,722	Localiza Rent a Car SA	380,202
33,406	Lojas Americanas SA	122,203
34,544	Lojas Americanas SA - Preference Shares	166,402
127,053	Lojas Renner SA	1,039,226
20,700	M Dias Branco SA	212,774
15,700	Magnesita Refratarios SA	286,744
4,000	Mahle-Metal Leve SA	29,201
12,687	Marcopolo SA	9,600
258,700	Marcopolo SA - Preference Shares	263,297
25,184	Marfrig Global Foods SA(b)	55,155
12,201	Marisa Lojas SA(b)	14,336
24,900	Mills Estruturas e Servicos de Engenharia SA(b)	14,529
11,800	Minerva SA(b)	23,611
60,800	MRV Engenharia e Participacoes SA	214,962
30,000	Multiplan Empreendimentos Imobiliarios SA	159,939
6,500	Multiplus SA	48,300
30,900	Natura Cosmeticos SA	239,985
33,761	Odontoprev SA	119,724
48,400	Paranapanema SA(b)	16,119
51,655	Porto Seguro SA	681,109
60,000	Portobello SA	70,018
5,330	Profarma Distribuidora de Produtos Farmaceuticos SA(b)	7,839
58,000	Qualicorp SA	309,061
8,400	Raia Drogasil SA	166,017
70,700	Randon Participacoes SA - Preference Shares	129,032
789	Restoque Comercio e Confeccoes de Roupas SA(b)	5,495
51,590	Rumo SA(b)	203,704
42,550	Santos Brasil Participacoes SA(b)	30,382
Shares		Value
BRAZIL (continued)
58,483	Sao Martinho SA	$303,844
7,000	Ser Educacional SA	32,955
16,500	SLC Agricola SA	231,896
11,600	Smiles Fidelidade SA	158,209
2,800	Sonae Sierra Brasil SA	15,263
14,900	Springs Global Participacoes SA(b)	31,362
167,612	Sul America SA - Units	994,517
15,000	T4F Entretenimento SA	33,570
7,400	Technos SA(b)	4,061
5,400	Tegma Gestao Logistica	25,667
4,635	Totvs SA	36,628
32,800	TPI - Triunfo Participacoes e Investimentos SA(b)	15,031
23,200	Transmissora Alianca de Energia Eletrica SA - Units	124,552
32,900	Tupy SA	176,189
16,110	Unipar Carbocloro SA - Preference Shares	188,901
9,600	Usinas Siderurgicas de Minas Gerais SA(b)	31,026
167,500	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares(b)	396,291
19,389	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	93,760
92,200	Via Varejo SA - Units	529,622
13,600	Vulcabras Azaleia Sa(b)	20,509
12,400	Wiz Solucoes e Corretagem de Seguros SA	26,001
		27,246,602
CAMBODIA — 0.0%
320,000	NagaCorp Ltd.	359,585
CANADA — 1.4%
2,275	Absolute Software Corp.	12,854
2,408	Acadian Timber Corp.	37,207
83,136	Advantage Oil & Gas Ltd.(b)	287,590
27,538	Aecon Group, Inc.	348,657
1,900	AG Growth International, Inc.	80,989
20,000	AGF Management Ltd. - Class B	100,703
1,910	AGT Food & Ingredients, Inc.	26,590
3,500	Air Canada(b)	63,309
1,200	AirBoss of America Corp.	13,625
73,576	Alamos Gold, Inc. - Class A	399,313
5,300	Alaris Royalty Corp.	75,374
5,500	Alcanna, Inc.	38,686
2,681	Algoma Central Corp.	31,079
45,279	Algonquin Power & Utilities Corp.	444,838
2,050	Alio Gold, Inc.(b)	2,868
20,658	AltaGas Ltd.	420,354
4,000	Altus Group Ltd.	86,098
13,000	Amerigo Resources Ltd.(b)	8,894
1,400	Andrew Peller Ltd.	17,758

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CANADA (continued)
73,945	ARC Resources Ltd.	$878,234
7,300	Atco Ltd. - Class I	223,851
51,400	Athabasca Oil Corp.(b)	69,147
15,400	ATS Automation Tooling Systems, Inc.(b)	231,559
5,354	AutoCanada, Inc.	59,514
267,386	B2Gold Corp.(b)	665,973
3,500	Badger Daylighting Ltd.	79,452
63,600	Baytex Energy Corp.(b)	197,520
5,740	Bellatrix Exploration Ltd.(b)	5,472
12,200	Birchcliff Energy Ltd.	48,299
7,800	Black Diamond Group Ltd.	21,586
2,563	BlackBerry Ltd.(b)	25,160
10,400	BlackPearl Resources, Inc.(b)	10,713
8,400	Bombardier, Inc. - Class A(b)	31,835
76,155	Bombardier, Inc. - Class B(b)	286,858
69,385	Bonavista Energy Corp.	83,208
8,700	Bonterra Energy Corp.	124,462
8,200	Boralex, Inc. - Class A	125,315
900	BRP, Inc.	41,982
46,167	CAE, Inc.	961,776
16,500	Calfrac Well Services Ltd.(b)	62,913
500	Calian Group Ltd.	12,127
51,600	Cameco Corp.	557,709
18,300	Canaccord Genuity Group, Inc.	101,850
35,750	Canacol Energy Ltd.(b)	117,073
600	Canada Goose Holdings, Inc.(b)	34,441
98,959	Canadian Apartment Properties REIT	3,297,746
22,300	Canadian Western Bank	625,535
26,643	Canfor Corp.(b)	584,125
11,757	Canfor Pulp Products, Inc.	246,284
8,000	CanWel Building Materials Group Ltd.	40,650
3,200	Capital Power Corp.	64,991
72,367	Capstone Mining Corp.(b)	53,405
2,862	Cardinal Energy Ltd.	11,771
43,552	Cascades, Inc.	417,491
31,157	Celestica, Inc.(b)	368,370
69,726	Centerra Gold, Inc.(b)	316,778
800	Cervus Equipment Corp.	8,493
18,544	CES Energy Solutions Corp.	63,721
2,700	Chesswood Group Ltd.	24,035
35,286	China Gold International Resources Corp. Ltd.(b)	61,575
7,128	Choice Properties Real Estate Investment Trust, REIT	68,275
13,300	CI Financial Corp.	232,393
6,077	Cineplex, Inc.	136,503
6,800	Cogeco Communications, Inc.	369,051
3,464	Cogeco, Inc.	166,856
9,700	Colliers International Group, Inc.	793,091
6,825	Computer Modelling Group Ltd.	52,413
Shares		Value
CANADA (continued)
2,600	Conifex Timber, Inc.(b)	$9,674
49,000	Copper Mountain Mining Corp.(b)	44,071
1,912	Corby Spirit and Wine Ltd.	30,013
3,800	Corus Entertainment, Inc. - Class B	11,860
149,835	Crescent Point Energy Corp.	1,021,668
25,091	Crew Energy, Inc.(b)	47,256
5,700	CRH Medical Corp.(b)	18,798
48,220	Delphi Energy Corp.(b)	32,620
10,500	Denison Mines Corp.(b)	5,408
56,500	Derwent London Plc, REIT	720,375
6,900	Descartes Systems Group, Inc. (The)(b)	220,550
35,700	Detour Gold Corp.(b)	351,827
4,300	Dhx Media Ltd.	8,660
11,361	Dorel Industries, Inc. - Class B	208,294
1,300	Dream Office Real Estate Investment Trust, REIT	23,964
1,379	DREAM Unlimited Corp. - Class A(b)	9,509
20,475	Dundee Precious Metals, Inc.(b)	48,636
91,300	ECN Capital Corp.	253,367
664	E-L Financial Corp. Ltd.	421,109
54,572	Eldorado Gold Corp.(b)	59,570
91,300	Element Fleet Management Corp.	439,357
33,669	Empire Co. Ltd. - Class A	694,163
17,837	Enbridge Income Fund Holdings, Inc.	446,731
3,800	Endeavour Silver Corp.(b)	11,159
18,173	EnerCare, Inc.	264,175
41,281	Enerflex Ltd.	467,440
55,431	Enerplus Corp.	723,115
2,342	Enghouse Systems Ltd.	139,636
15,417	Ensign Energy Services, Inc.	67,079
68,260	Entertainment One Ltd.	321,105
3,939	Equitable Group, Inc.	190,765
2,800	Evertz Technologies Ltd.	34,202
3,224	Exchange Income Corp.	82,406
8,800	Exco Technologies Ltd.	63,251
38	EXFO, Inc.(b)	149
10,800	Extendicare, Inc.	61,686
2,700	Fiera Capital Corp.	24,865
76,082	Finning International, Inc.	1,992,046
7,834	First Capital Realty Inc.	122,131
21,951	First Majestic Silver Corp.(b)	145,626
1,563	First National Financial Corp.	35,577
9,700	FirstService Corp. - Voting Shares	804,798
35,000	Fortuna Silver Mines, Inc.(b)	191,029
1,000	GDI Integrated Facility Services, Inc.(b)	12,553
23,321	Genworth MI Canada, Inc.	820,901
4,500	Gibson Energy, Inc.	63,028
3,400	Gluskin Sheff + Associates, Inc.	43,910

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CANADA (continued)
1,040	goeasy Ltd.	$34,210
56,629	Gran Tierra Energy, Inc.(b)	189,366
10,752	Great Canadian Gaming Corp.(b)	388,224
27,749	Guyana Goldfields, Inc.(b)	85,326
2,012	Havilah Mining Corp.(b)	541
10,074	Heroux-Devtek, Inc.(b)	120,693
4,040	High Liner Foods, Inc.	27,827
8,648	Home Capital Group, Inc.(b)	101,714
8,300	Horizon North Logistics, Inc.	15,696
79,353	HudBay Minerals, Inc.	412,976
9,899	Hudson’s Bay Co.	79,825
154,888	IAMGOLD Corp.(b)	851,327
22,533	Imperial Metals Corp.(b)	22,518
1,000	Indigo Books & Music, Inc.(b)	12,507
36,900	Industrial Alliance Insurance and Financial Services, Inc.	1,517,585
3,600	Ingenia Communities Group, REIT	34,842
19,579	Innergex Renewable Energy, Inc.	202,736
27,000	Interfor Corp.(b)	426,736
15,926	Intertape Polymer Group, Inc.	210,453
2,011	Intu Properties Plc, REIT	40,828
25,000	Iron Bridge Resources, Inc.(b)	14,414
10,100	Just Energy Group, Inc.	38,200
1,300	K-Bro Linen, Inc.	38,265
8,800	Kelt Exploration Ltd.(b)	67,242
20,366	Keyera Corp.	589,602
221	Kinaxis, Inc.(b)	14,913
3,900	Kinder Morgan Canada Ltd.	49,498
1,953	Kingsway Financial Services, Inc.(b)	5,510
514,345	Kinross Gold Corp.(b)	1,858,340
36,601	Kirkland Lake Gold Ltd.	799,913
14,535	Laurentian Bank of Canada	520,907
8,626	Leon’s Furniture Ltd.	121,282
17,910	Linamar Corp.	818,503
70,300	Lucara Dianmond Corp.	121,053
164,691	Lundin Mining Corp.	911,539
7,130	Magellan Aerospace Corp.	86,436
500	Mainstreet Equity Corp.(b)	17,373
24,900	Major Drilling Group International, Inc.(b)	116,762
47,229	Mandalay Resources Corp.(b)	6,535
19,300	Maple Leaf Foods, Inc.	462,156
28,898	Martinrea International, Inc.	312,561
2,100	Mediagrif Interactive Technologies, Inc.	17,031
3,700	Medical Facilities Corp.	41,527
30,570	MEG Energy Corp.(b)	199,280
2,123	Melcor Developments Ltd.	23,599
13,200	Methanex Corp.	912,120
1,803	Methanex Corp.	124,547
3,576	Metro, Inc.	120,570
6,054	Mitel Networks Corp.(b)	66,225
Shares		Value
CANADA (continued)
200	Morguard Corp.	$25,516
10,302	Morneau Shepell, Inc.	222,299
2,186	MTY Food Group, Inc.	93,836
38,700	Mullen Group Ltd.	477,186
14,700	Nevsun Resources Ltd.	54,580
122,558	New Gold, Inc.(b)	152,626
7,829	Nfi Group, Inc.	300,738
4,802	Norbord, Inc.	172,759
10,846	North West Co., Inc. (The)	247,794
16,129	Northland Power, Inc.	294,844
8,500	NorthWest Healthcare Properties Real Estate Investment Trust, REIT	131,860
65,000	NuVista Energy Ltd.(b)	420,225
17,787	Obsidian Energy Ltd.(b)	19,006
25,772	Open Text Corp.	959,083
8,600	Osisko Gold Royalties Ltd.	81,647
7,400	Painted Pony Energy Ltd.(b)	15,018
26,536	Pan American Silver Corp.	436,538
12,837	Pan American Silver Corp.	211,425
9,732	Paramount Resources Ltd. - Class A(b)	109,226
54,424	Parex Resources, Inc.(b)	960,584
18,488	Parkland Fuel Corp.	499,987
14,000	Pason Systems, Inc.	214,813
29,300	Pengrowth Energy Corp.(b)	20,722
166,663	Peyto Exploration & Development Corp.	1,373,431
5,653	Pizza Pizza Royalty Corp.	52,539
3,100	Polaris Infrastructure, Inc.	29,264
66,100	Precision Drilling Corp.(b)	239,329
25,190	Premier Gold Mines Ltd.(b)	47,636
6,936	Premium Brands Holdings Corp.	543,800
3,002	Pretium Resources, Inc.(b)	24,623
6,820	Pulse Seismic, Inc.	12,897
33,200	Quarterhill, Inc.	35,730
53,400	Quebecor, Inc. - Class B	1,112,868
14,785	Questerre Energy Corp. - Class A(b)	5,512
44,418	Raging River Exploration Inc(b)	187,800
10,943	RB Energy, Inc.(b)(c)	5
2,700	Resilient REIT Ltd., REIT	23,163
13,200	Richelieu Hardware Ltd.	285,644
799,000	Ritchie Bros Auctioneers, Inc.(c)	26,582,730
13,900	Ritchie Bros. Auctioneers, Inc.	462,354
3,100	Rocky Mountain Dealerships, Inc.	28,644
26,754	Rogers Sugar, Inc.	111,882
13,600	Russel Metals, Inc.	289,804
33,588	Sandstorm Gold Ltd.(b)	148,723
1,700	Savaria Corp.	21,197
27,414	Secure Energy Services, Inc.	166,062
118,801	SEMAFO, Inc.(b)	348,864
25,550	Seven Generations Energy Ltd. - Class A(b)	291,865

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CANADA (continued)
13,400	ShawCor Ltd.	$272,975
6,082	Sienna Senior Living, Inc.	76,677
12,100	Sierra Wireless, Inc.(b)	196,264
2,091	Sleep Country Canada Holdings, Inc.	49,701
3,400	SmartCentres Real Estate Investment Trust REIT	79,299
1,900	Spin Master Corp.(b)	77,849
28,100	Sprott, Inc.	65,020
48,544	SSR Mining, Inc.(b)	504,528
39,894	SSR Mining, Inc.(b)	415,297
12,222	Stantec, Inc.	319,162
4,087	Stantec, Inc.	106,875
19,615	Stars Group, Inc. (The)(b)	671,903
7,060	Stella-Jones, Inc.	235,813
4,600	Storm Resources Ltd.(b)	11,422
4,500	Stuart Olson, Inc.	25,772
19,026	SunOpta, Inc.(b)	155,472
20,300	Superior Plus Corp.	199,902
52,409	Surge Energy, Inc.	98,706
32,400	Tamarack Valley Energy Ltd.(b)	119,553
26,525	Taseko Mines Ltd.(b)	23,653
21,598	Teranga Gold Corp.(b)	75,876
21,164	TFI International, Inc.	702,836
2,400	Theratechnologies, Inc.(b)	18,210
4,501	TMX Group Ltd.	289,467
44,000	TORC Oil & Gas Ltd.	257,401
1,405	Torex Gold Resources, Inc.(b)	10,379
20,645	Toromont Industries Ltd.	1,059,984
17,764	Total Energy Services, Inc.	150,213
84,290	Tourmaline Oil Corp.	1,665,260
37,291	TransAlta Corp.	212,420
13,378	TransAlta Corp.	75,586
3,900	Transalta Renewables, Inc.	36,006
30,590	Transcontinental, Inc. - Class A	727,331
4,500	TransGlobe Energy Corp.(b)	14,598
55,852	Trican Well Service Ltd.(b)	117,642
22,600	Trinidad Drilling Ltd.(b)	27,102
9,600	Tucows, Inc. - Class A(b)	564,000
6,497	Uni-Select, Inc.	108,179
3,080	Valener, Inc.	47,851
9,795	Vermilion Energy, Inc.	336,752
2,705	Vermilion Energy, Inc.	93,116
3,202	Wajax Corp.	60,749
20,400	Wesdome Gold Mines Ltd.(b)	57,396
7,900	West Fraser Timber Co. Ltd.	490,695
148,038	Western Forest Products, Inc.	275,398
6,800	Westjet Airlines Ltd.	95,765
8,613	Westshore Terminals Investment Corp.	160,759
58,210	Whitecap Resources, Inc.	384,382
4,348	Winpak Ltd.	157,629
11,314	WSP Global, Inc.	643,085
246,166	Yamana Gold, Inc.	785,324
9,994	Yangarra Resources Ltd.(b)	37,415
11,914	Yellow Pages Ltd.(b)	92,685
Shares		Value
CANADA (continued)
6,007	ZCL Composites, Inc.	$40,636
		92,746,960
CAYMAN ISLANDS — 0.0%
193,200	China Metal Recycling Holdings Ltd.(a)(b)(c)	0
18,000	Consolidated Water Co. Ltd.	252,900
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)(c)	0
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)(c)	12,569
		265,469
CHILE — 0.1%
253,140	AES Gener SA	67,232
111,196	Aguas Andinas SA - Class A	64,861
107,384	Besalco SA	99,328
49,097	CAP SA	508,103
18,740	Cia Cervecerias Unidas SA	254,766
5,631,865	Cia Sud Americana de Vapores SA(b)	165,844
338	Clinica Las Condes SA(b)	21,041
47,017	Coca-Cola Embonor SA - Class B, Preference Shares	119,064
465,357	Colbún SA	103,616
46,074	Embotelladora Andina SA - Class B	188,560
35,206	Empresa Nacional de Telecomunicaciones SA	332,300
17,319	Empresas Hites SA	15,072
493,391	Empresas La Polar SA(b)	29,399
46,786	Engie Energia Chile SA	95,370
724,976	Enjoy SA(b)	63,660
10,794	Forus SA	32,158
152,426	Grupo Security SA	72,539
263,298	Inversiones Aguas Metropolitanas SA	415,170
5,968	Inversiones La Construccion SA	100,130
37,586,978	Itau CorpBanca	397,238
273,781	Masisa SA(b)	17,241
17,492	Parque Arauco SA	48,904
49,518	PAZ Corp. SA	77,638
72,097	Ripley Corp. SA	67,830
141,573	Salfacorp SA	218,660
120,485	Sigdo Koppers SA	189,868
981,739	Sociedad Matriz SAAM SA	92,687
29,332	Socovesa SA	15,293
28,425	SONDA SA	43,235
29,577	Vina Concha y Toro SA	63,630
		3,980,437
CHINA — 2.3%
22,302	21Vianet Group, Inc. - ADR(b)	210,531
3,212	500.Com Ltd. - Class A - ADR(b)	44,968
2,280	51Job, Inc. - ADR(b)	209,236
9,841	58.Com Inc. - ADR(b)	661,906

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
1,211,250	Agile Group Holdings Ltd.	$1,861,076
7,188,000	Agricultural Bank of China Ltd. - H Shares	3,479,963
8,490,000	Aluminum Corp. of China Ltd. - H Shares(b)	3,861,525
3,344,000	Angang Steel Co. Ltd. - H Shares	3,544,643
38,000	Anhui Expressway Co. Ltd. - H Shares	22,319
91,000	ANTA Sports Products Ltd.	463,750
578,000	Anton Oilfield Services Group(b)	86,158
41,000	Aowei Holdings, Ltd.(b)	10,447
210,000	Asia Cement China Holdings Corp.	161,599
164,000	AVIC International Holdings Ltd.	87,547
849,000	AviChina Industry & Technology Co. - H Shares	521,360
415,500	Baic Motor Corp. Ltd.	345,145
6,625,770	Bank of China Ltd. - H Shares	3,106,469
140,500	Bank of Chongqing Co. Ltd. - H Shares	89,322
3,777,000	Bank of Communications Co. Ltd. - H Shares	2,723,619
104,000	Baoye Group Co. Ltd. - H Shares(b)	60,950
165,128	Baozun, Inc. - ADR(b)	9,552,655
1,089,000	BBMG Corp. - H Shares	428,716
306,000	Beijing Capital International Airport Co. Ltd. - H Shares	347,752
446,000	Beijing Capital Land Ltd. - H Shares	193,195
176,000	Beijing North Star Co. Ltd. - H Shares	57,179
61,000	Beijing Urban Construction Design & Development Group Co. Ltd.	27,667
80,000	Best Pacific International Holdings Ltd.	29,558
8,082	Bitauto Holdings, Ltd. - ADR(b)	196,554
343,000	BYD Electronic International Co. Ltd.	400,288
72,000	Cabbeen Fashion Ltd.	26,418
206,000	CAR, Inc.(b)	204,188
5,000	Cayman Engley Industrial Co. Ltd.	26,295
287,656	Central China Real Estate Ltd.(b)	131,202
120,000	Central China Securities Co. Ltd.	33,940
196,000	Cgn Power Co. Ltd. - H Shares	51,940
32,000	Changshouhua Food Co. Ltd.	15,044
140,000	Chaowei Power Holdings Ltd.	69,384
3,567	Cheetah Mobile, Inc. - ADR(b)	30,391
70,000	China Animal Healthcare Ltd.(a)(b)(c)	1,939
Shares		Value
CHINA (continued)
1,116,000	China Aoyuan Property Group Ltd.	$816,129
196,000	China BlueChemical Ltd. - H Shares	72,666
828,000	China Cinda Asset Management Co. Ltd. - H Shares	232,079
708,000	China Coal Energy Co. Ltd. - H Shares	296,765
846,000	China Communications Services Corp. Ltd. - H Shares	535,685
44,000	China Conch Venture Holdings Ltd.	165,651
3,411,044	China Construction Bank Corp. - H Shares	3,089,867
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	22,816
1,834	China Distance Education Holdings Ltd. - ADR	13,682
206,000	China Eastern Airlines Corp. Ltd. - H Shares	128,339
400,000	China Electronics Optics Valley Union Holding Co. Ltd.	26,500
398,000	China Energy Engineering Corp. Ltd.	52,735
31,600	China Everbright Water Ltd.	9,285
186,000	China Financial Services Holdings Ltd.	14,455
437,000	China Galaxy Securities Co. Ltd. - H Shares	226,043
124,000	China Greenland Broad Greenstate Group Co. Ltd.	14,218
592,500	China Harmony New Energy Auto Holding Ltd.(b)	248,352
259,000	China Hongqiao Group Ltd.	245,172
472,000	China Huishan Dairy Holdings Co. Ltd.(b)(c)	90
79,500	China Huiyuan Juice Group Ltd.(a)(b)(c)	15,345
244,800	China International Capital Corp. Ltd.	421,668
79,300	China International Marine Containers Group Co. Ltd. - H Shares	91,231
3,803,000	China Lesso Group Holdings. Ltd.	2,340,218
173,000	China Lilang Ltd.	210,931
53,000	China Longyuan Power Group Corp. - H Shares	49,360
152,000	China Maple Leaf Educational Systems Ltd.	130,329
138,000	China Medical System Holdings Ltd.	235,947
70,000	China Meidong Auto Holdings Ltd.	25,060
2,968,800	China Minsheng Banking Corp. Ltd. - H Shares	2,197,556
186,000	China Modern Dairy Holdings Ltd.(b)	31,043

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
2,338,834	China National Building Material Co. Ltd. - H Shares	$2,535,782
198,000	China Oilfield Services Ltd.	181,627
200,000	China Oriental Group Co. Ltd.	173,269
2,148,500	China Railway Construction Corp. Ltd. - H Shares	2,592,198
4,007,000	China Railway Group Ltd. - H Shares	3,476,557
170,000	China Railway Signal & Communication Corp. Ltd.	120,422
1,012,000	China Reinsurance Group Corp.	211,450
379,000	China Resources Pharmaceutical Group Ltd.	551,427
43,000	China Resources Phoenix Healthcare Holdings Co. Ltd.	39,937
165,000	China Sanjiang Fine Chemicals Co. Ltd.	50,662
8,263,400	China SCE Property Holdings Ltd.	3,695,292
376,000	China Shengmu Organic Milk Ltd.(b)	23,712
352,000	China Silver Group Ltd.(b)	51,573
352,000	China Southern Airlines Co. Ltd. - H Shares	247,999
236,500	China Sunshine Paper Holdings Co. Ltd.	52,428
111,000	China Suntien Green Energy Corp. Ltd. - H Shares	35,496
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)(c)	4,231
18,000	China Tian Lun Gas Holdings Ltd.	22,658
14,000	China Unienergy Group Ltd.(b)	20,726
31,000	China XLX Fertiliser Ltd.	13,270
118,000	China Yurun Food Group Ltd.(b)	15,184
649,500	China ZhengTong Auto Services Holdings Ltd.	384,782
788,000	China Zhongwang Holdings Ltd.	385,514
434,000	Chinasoft International Ltd.	338,948
138,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	11,956
3,563,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	2,174,374
1,930,000	CIFI Holdings Group Co. Ltd.	1,254,037
116,000	Cofco Meat Holdings Ltd.(b)	17,439
21,000	Cogobuy Group	8,669
36,000	Colour Life Services Group Co. Ltd.	37,151
85,000	Consun Pharmaceutical Group Ltd.	64,759
1,015,600	Coolpad Group Ltd.(b)(c)	4,360
519,093	COSCO Shipping Development Co. Ltd. - H Shares(b)	82,668
Shares		Value
CHINA (continued)
390,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	$169,435
300,000	COSCO Shipping Holdings Co. Ltd. - H Shares(b)	125,365
330,000	Cosmo Lady China Holdings Co. Ltd.	164,810
173,000	CPMC Holdings Ltd.	77,364
18,500	Csc Financial Co. Ltd. - H Shares(b)	12,516
4,166	CSMall Group Ltd.(b)	791
12,000	CSSC OFFSHORE & MARINE ENG - H Shares(b)	12,445
378,000	CT Environmental Group Ltd.	47,196
104,000	Da Ming International Holdings Ltd.(b)	33,125
324,000	Dali Foods Group Co. Ltd.	271,615
645,000	Dalian Port PDA Co. Ltd. - H Shares	92,037
244,000	Datang International Power Generation Co. Ltd. - H Shares(b)	70,567
25,800	Dongfang Electric Corp. Ltd. - H Shares(b)	16,106
474,000	Dongfeng Motor Group Co. Ltd. - H Shares	475,265
9,800	Dongjiang Environmental Co. Ltd. - H Shares	14,658
240,000	Dongyue Group Ltd.	195,998
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares(b)	42,725
324,000	E-Commodities Holdings Ltd.	21,052
7,659	Ehi Car Services Ltd. - ADR(b)	98,571
44,000	ENN Energy Holdings Ltd.	447,621
1,567,500	Fantasia Holdings Group Co. Ltd.	245,638
92,000	First Tractor Co. Ltd. - H Shares(b)	30,475
83,000	Fu Shou Yuan International Group Ltd.	76,560
529,600	Fufeng Group Ltd.	244,253
1,214,000	Future Land Development Holdings Ltd.	1,090,412
51,600	Fuyao Glass Industry Group Co. Ltd.	187,032
6,000	Genscript Biotech Corp.(b)	14,677
86,000	Golden Eagle Retail Group Ltd.	103,103
10,908,600	GOME Retail Holdings Ltd.(b)	1,153,533
434,000	Goodbaby International Holdings Ltd.	227,256
140,451	Grand Baoxin Auto Group Ltd.(b)	43,661
365,500	Great Wall Motor Co. Ltd. - H Shares	262,167
223,000	Greatview Aseptic Packaging Co. Ltd.	144,897

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
351,000	Greenland Hong Kong Holdings Ltd.	$127,449
2,508,000	Greentown China Holdings Ltd.	2,952,449
34,000	Greentown Service Group Co. Ltd.	33,528
61,000	Guangdong Yueyun Transportation Co. Ltd. - H Shares	34,506
124,000	Guangshen Railway Co. Ltd. - H Shares	63,508
8,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	34,042
2,754,400	Guangzhou R&F Properties Co. Ltd. - H Shares	4,947,992
58,000	Guolian Securities Co. Ltd. - H Shares(b)	17,809
116,000	Guorui Properties Ltd.	35,174
86,000	Haichang Ocean Park Holdings Ltd.(b)	21,366
869	Hailiang Education Group, Inc. - ADR(b)	68,781
94,000	Haitian International Holdings Ltd.	221,555
150,000	Harbin Bank Co. Ltd. - H Shares(b)	33,061
164,000	Harbin Electric Co. Ltd. - H Shares	50,564
63,000	Harmonicare Medical Holdings Ltd(b)	18,461
122,500	HC International, Inc.	68,671
114,000	Hengan International Group Co. Ltd.	1,014,505
448,000	Hengten Networks Group Ltd.(b)	14,269
64,000	Hilong Holding Ltd.	8,562
29,000	Hiroca Holdings Ltd.	92,360
33,000	HNA Infrastructure Company Ltd. - H Shares	31,112
180,000	Honghua Group Ltd.(b)	13,989
24,500	Honworld Group Ltd.	11,768
68,000	HOSA International Ltd.	2,686
29,000	Hua Hong Semiconductor Ltd.	101,789
138,000	Huan Yue Interactive Holdings Ltd.(b)	19,692
104,000	Huaneng Power International, Inc. - H Shares	78,043
2,228,000	Huaneng Renewables Corp. Ltd. - H Shares	828,860
8,088	Huazhu Group Ltd. - ADR	323,601
304,700	Huishang Bank Corp. Ltd. - H Shares	131,988
4,164,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,082,263
27,100	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	27,794
72,600	JD.Com, Inc. - ADR(b)	2,603,436
Shares		Value
CHINA (continued)
90,000	Jiangsu Expressway Co. Ltd. - H Shares	$109,389
183,000	Jiangxi Copper Co. Ltd. - H Shares	230,818
25,000	Jingrui Holdings Ltd.	10,192
13,935	Jinkosolar Holding Co., Ltd. - ADR(b)	193,278
10,000	JNBY Design Ltd.	23,544
1,285,000	Kaisa Group Holdings Ltd.(b)	518,974
186,000	Kangda International Environmental Co. Ltd.	27,489
7,000	Kasen International Holdings Ltd.(b)	3,023
26,568	Kingcan Holdings Ltd.	13,582
4,708,000	Kingdee International Software Group Co. Ltd.(b)	5,212,417
39,000	Kingsoft Corp. Ltd.	94,406
755,000	KWG Property Holding Ltd.	858,015
107,300	Legend Holdings Corp.	319,888
2,302,000	Lenovo Group Ltd.	1,275,785
326,000	Leoch International Technology Ltd.(b)	33,642
450,000	Leyou Technologies Holdings Ltd.(b)	186,328
77,000	Li Ning Co. Ltd.(b)	83,876
83,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(b)	22,524
398,000	Lifetech Scientific Corp.(b)	112,062
850,000	Logan Property Holdings Co. Ltd.	1,063,441
460,000	Lonking Holdings Ltd.	210,981
238,000	Luye Pharma Group Ltd.	231,358
8,524,000	Maanshan Iron & Steel Co. Ltd. - H Shares(b)	4,550,304
43,000	Metallurgical Corp. of China Ltd. - H Shares	12,600
35,000	Microport Scientific Corp.	40,355
58,000	Minth Group Ltd.	218,727
393,800	Modern Land China Co. Ltd.	67,732
1,001	Momo, Inc. - ADR(b)	41,061
7,500	New Century Healthcare Holding Co. Ltd.(b)	7,721
14,295	New Oriental Education & Technology Group, Inc. - ADR	1,229,942
2,060	Noah Holdings Ltd. - ADR(b)	105,184
273,000	NVC Lighting Holdings Ltd.	23,651
5,100	On-Bright Electronics, Inc.	47,228
54,000	O-Net Technologies Group Ltd.(b)	32,473
30,000	Orient Securities Co. Ltd./China - H Shares	21,863
162,000	Ozner Water International Holding Ltd.(b)	39,009
456,500	Parkson Retail Group Ltd.(b)	57,578
5,957,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	2,656,628

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
19,900	Poly Culture Group Corp. Ltd.	$28,903
5,419,000	Postal Savings Bank of China Co. Ltd. - Class H	3,631,515
900,000	Powerlong Real Estate Holdings Ltd.	466,681
81,000	PW Medtech Group Ltd.(b)	17,131
34,000	Q Technology Group Co. Ltd.	24,474
169,000	Qingdao Port International Co. Ltd.(b)	123,159
342,000	Qinhuangdao Port Co. Ltd.	83,223
67,000	Real Gold Mining Ltd.(a)(b)(c)	2,245
120,016	Red Star Macalline Group Corp. Ltd. - H Shares	141,131
140,000	Redco Group Ltd.	90,253
1,822,000	Renhe Commercial Holdings Co. Ltd.(b)	35,284
128,000	Ronshine China Holdings Ltd.(b)	155,412
69,000	Sany Heavy Equipment International Holdings Co. Ltd.	24,702
840,480	Semiconductor Manufacturing International Corp.(b)	1,015,123
172,500	Shandong Chenming Paper Holdings Ltd. - H Shares	146,148
376,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	287,423
15,600	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	9,560
464,000	Shanghai Dasheng Agricultural Finance Technology Co. Ltd. - H Shares(b)	4,315
388,000	Shanghai Electric Group Co. Ltd. - H Shares(b)	130,008
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(b)	25,685
25,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	11,498
10,300	Shanghai Haohai Biological Technology Co. Ltd.	71,321
517,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	185,832
10,400	Shanghai La Chapelle Fashion Co. Ltd.	10,706
101,100	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	267,915
510,000	Shanghai Prime Machinery Co. Ltd. - H Shares(b)	77,971
77,500	Shengjing Bank Co. Ltd. - H Shares	46,703
56,000	Shenzhen Expressway Co. Ltd. - H Shares	50,656
793,881	Shui On Land Ltd.	185,093
Shares		Value
CHINA (continued)
64,000	Sichuan Expressway Co. Ltd. - H Shares	$20,466
1,003,000	Sihuan Pharmaceutical Holdings Group Ltd.	215,959
6,000	Silergy Corp.	137,780
2,119	SINA Corp./China(b)	170,537
163,570	Sino Gas & Energy Holdings, Ltd.(b)	29,166
67,636	Sino Grandness Food Industry Group Ltd.(b)	9,937
5,176,062	Sino-Ocean Land Holdings Ltd.	2,921,367
140,000	Sinopec Engineering Group Co. Ltd. - H Shares	142,692
610,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	366,044
82,800	Sinopharm Group Co. Ltd. - H Shares	350,228
114,000	Sinosoft Technology Group Ltd.	38,489
852,000	Sinotrans Ltd. - H Shares	394,030
290,000	Sinotruk Hong Kong Ltd.	410,852
290,000	Skyfame Realty Holdings Ltd.(b)	193,234
422,000	SOHO China Ltd.	198,391
8,914	Sohu.com Ltd. - ADR(b)	224,633
294,000	Springland International Holdings Ltd.	66,298
100,000	Sun King Power Electronics Group	17,582
69,000	Sunshine 100 China Holdings Ltd.(b)	33,493
27,456	TAL Education Group - ADR(b)	878,317
3,840	Tarena International, Inc. - ADR	34,099
255,000	Tenwow International Holdings Ltd.	12,670
36,000	Tian Shan Development Holdings Ltd.	11,008
44,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares(b)	19,788
284,000	Tianneng Power International Ltd.	390,773
350,000	Tingyi Cayman Islands Holding Corp.	808,888
64,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	94,259
12,800	Tonly Electronics Holdings Ltd.	12,557
78,500	Travelsky Technology Ltd. - H Shares	222,527
210,000	Trigiant Group Ltd.	31,838
201,000	Trony Solar Holdings Co. Ltd.(a)(b)(c)	3,022
20,000	Tsingtao Brewery Co. Ltd. - H Shares	106,892
2,900	Tuniu Corp. - ADR(b)	21,750
1,225,875	UBS Beijing Capital Retailing Group Co. Ltd. - A Shares(b)	1,266,795

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
1,052,300	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(b)	$658,624
880,099	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares(b)	1,389,368
1,753,800	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares(b)	2,357,318
2,724,200	UBS Daqin Railway Co. Ltd. - A Shares(b)	3,573,796
499,255	Ubs Fujian Star-Net Communicat (Connect) Pnote(b)	1,425,543
1,802,958	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares(b)	3,062,937
354,694	UBS MLS Co. Ltd. - A Shares(b)	969,102
1,966,580	UBS Ping An Bank Co. Ltd. - A Shares(b)	2,715,395
3,869,500	UBS Rizhao Port Co. Ltd. - A Shares(b)	1,888,742
1,703,100	UBS Shandong Haihua Co. Ltd. -A Shares(b)	1,650,100
3,933,200	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares(b)	1,648,837
1,787,197	UBS Wuxi Taiji Industry Co. Ltd. - A Shares(b)	1,933,300
807,500	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(b)	1,435,727
623,400	Uni-President China Holdings Ltd.	720,372
15,992	Vipshop Holdings Ltd. - ADR(b)	154,323
888,000	Want Want China Holdings Ltd.	734,244
864,000	Weichai Power Co. Ltd. - H Shares	1,053,437
1,172,000	West China Cement Ltd.(b)	206,058
26,000	Wisdom Education International Holdings Co. Ltd.	23,154
862,000	Xiamen International Port Co. Ltd. - H Shares	132,885
453,101	Xingda International Holdings Ltd.	143,740
15,000	Xingfa Aluminium Holdings Ltd.(b)	11,505
86,240	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	109,763
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	28,753
658,000	Xinyi Solar Holdings Ltd.	196,166
10,374	Xinyuan Real Estate Co. Ltd. - ADR	48,758
222,500	XTEP International Holdings Ltd.	139,753
34,000	Yadea Group Holdings Ltd.	13,168
Shares		Value
CHINA (continued)
34,500	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares(b)	$132,962
468,000	Yanzhou Coal Mining Co. Ltd. - H Shares	581,940
308,000	Yashili International Holdings Ltd.(b)	62,000
15,000	Yichang HEC Changjiang Pharmaceutical Co. Ltd. - H Shares	72,907
20,000	Yihai International Holding Ltd.	45,356
10,088	Yirendai Ltd. - ADR	181,080
251,500	Youyuan International Holdings Ltd.(b)	99,971
1,233,760	Yuzhou Properties Co. Ltd.	694,762
4,979	YY Inc. - ADR(b)	464,192
178,000	Zhaojin Mining Industry Co. Ltd. - H Shares	143,551
62,000	Zhejiang Expressway Co. Ltd. - H Shares	52,608
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)(c)	0
671,000	Zhong An Real Estate Ltd.(b)	35,050
319,500	Zhongsheng Group Holdings Ltd.	727,815
12,500	Zhou Hei Ya International Holdings Co. Ltd.	9,141
64,900	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	389,034
334,000	Zijin Mining Group Co. Ltd. - Class H	123,403
4,073,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	1,644,965
12,125	ZTO Express Cayman, Inc. - ADR	240,439
		158,864,714
COLUMBIA — 0.0%
776	Frontera Energy Corp.(b)	11,310
DENMARK — 0.5%
16,478	ALK-Abello A/S(b)	3,061,561
36,992	Alm Brand A/S	384,284
8,231	Amagerbanken A/S(a)(b)(c)	0
28,870	Ambu A/S - B Shares	1,135,310
7,172	Bang & Olufsen A/S(b)	173,995
5,654	Bavarian Nordic A/S(b)	172,569
1,472	Brodrene Hartmann A/S	85,698
22,416	Columbus A/S	53,819
11,507	D/S Norden A/S(b)	212,171
17,125	Dfds A/S	1,127,594
9,270	FLSmidth & Co. A/S	610,091
36,042	Genmab A/S(b)	6,176,156
60,956	GN Store Nord A/S	2,907,882
60,356	H. Lundbeck A/S	4,369,087
8,251	H+H International A/S - Class B(b)	126,111

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
DENMARK (continued)
825	Harboes Bryggeri A/S - Class B	$11,807
3,213	IC Group A/S	83,192
72,808	ISS A/S	2,721,495
84	Jeudan A/S	13,182
26,206	Jyske Bank A/S	1,483,316
9,306	Matas A/S	74,769
5,088	Nilfisk Holding A/S(b)	263,480
5,778	NKT A/S(b)	155,499
2,056	NNIT A/S	53,364
1,840	Parken Sport & Entertainment A/S	24,774
12,552	Per Aarsleff A/S	448,106
8,759	Ringkjoebing Landbobank A/S	494,816
956	Rockwool International A/S - A Shares	342,042
2,414	Rockwool International A/S - B Shares	966,729
9,265	Royal Unibrew A/S	771,290
1,984	RTX A/S	61,022
7,117	Santa Fe Group A/S(b)	28,032
2,230	Scandinavian Tobacco Group A/S	36,289
6,565	Schouw & Co.	609,878
8,811	SimCorp A/S	752,161
1,591	Solar A/S - Class B	100,365
28,027	Spar Nord Bank A/S	302,148
36,294	Sydbank A/S	1,346,384
132	Tivoli A/S	13,795
21,852	TK Development A/S(b)	23,146
16,542	Topdanmark A/S(b)	709,178
35,108	Tryg A/S	858,893
17,964	William Demant Holding A/S(b)	858,657
3,453	Zealand Pharma AS(b)	51,530
		34,255,667
EGYPT — 0.1%
236,333	Eastern Tobacco	2,178,839
96,896	ElSewedy Electric Co.	1,011,037
		3,189,876
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	460,020
662	BankNordik P/F	11,583
		471,603
FINLAND — 0.5%
22,392	Afarak Group Oyj(b)	25,163
8,500	Aktia Bank Oyj	89,554
4,177	Alma Media Oyj	35,167
20,572	Amer Sports Oyj	660,330
897	Asiakastieto Group Oyj	32,201
5,440	Aspo Oyj	57,887
6,463	Atria Oyj	71,645
954	BasWare Oyj(b)	40,160
12,077	Bittium Oyj	70,399
Shares		Value
FINLAND (continued)
10,302	Cargotec Oyj - Class B	$511,739
24,833	Caverion Corp.(b)	208,060
40,986	Citycon Oyj	86,268
22,539	Cramo Oyj	481,258
29,832	Elisa Oyj	1,296,634
862	Ferratum Oyj	17,881
37,096	Finnair Oyj	345,506
7,981	Fiskars Oyj Abp	179,371
12,148	F-Secure Oyj	51,707
10,645	HKScan Oyj - A Shares	32,986
23,680	Huhtamaki Oyj	851,470
2,500	Ilkka-Yhtyma Oyj	9,209
63,837	Kemira Oyj	838,291
2,621	Kesko Oyj - A Shares	144,967
20,443	Kesko OYJ - B Shares	1,148,870
35,936	Konecranes Oyj	1,390,494
10,309	Lassila & Tikanoja Oyj	207,342
1,017	Lehto Group Oyj	12,106
75,818	Metsa Board Oyj	786,391
21,925	Metso Oyj	802,466
79,905	Neste Oyj	6,598,483
33,732	Nokian Renkaat Oyj	1,462,990
5,753	Olvi Oyj - Class A	216,617
39,579	Oriola Oyj - Class B	127,737
6,792	Orion Oyj - Class A	236,280
21,898	Orion Oyj - Class B	754,362
146,050	Outokumpu Oyj	990,540
25,811	Outotec Oyj(b)	212,360
3,686	Pihlajalinna Oyj	48,533
1,398	Ponsse Oyj	50,595
3,126	Poyry Oyj	25,880
48,416	Raisio Oyj - V Shares	203,814
36,422	Ramirent Oyj	364,782
2,791	Revenio Group Oyj	49,738
52,835	Sanoma Oyj	523,605
7,186	SRV Group Oyj	22,688
8,661	Stockmann Oyj Abp - Class B(b)	42,688
299,539	Stora Enso Oyj - Class R	4,950,985
163,338	Talvivaara Mining Co. Plc(a)(b)(c)	0
18,666	Technopolis Oyj	84,252
1,099	Teleste Oyj	9,099
16,141	Tieto Oyj	502,814
7,655	Tikkurila Oyj	140,715
11,871	Tokmanni Group Corp.	98,557
15,354	Uponor Oyj	233,763
6,966	Vaisala Oyj - Class A	171,873
54,430	Valmet Oyj	1,129,742
45,309	Wartsila Oyj Abp	979,634
39,981	YIT Oyj	271,627
		30,990,275
FRANCE — 1.1%
4,968	ABC Arbitrage	41,478
8,307	Actia Group	76,836

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
FRANCE (continued)
135,901	Air France-KLM(b)	$1,241,127
18,370	Albioma SA	408,566
33,754	Alstom SA	1,514,861
353	Altarea SCA REIT	77,520
5,734	Alten SA	569,592
37,209	Altran Technologies SA	354,825
4,680	Amplitude Surgical SAS(b)	18,771
6,577	Antalis International SAS(b)	11,167
3,013	APRIL SA	47,916
544	Argan SA REIT	28,435
50,239	Arkema SA	6,300,583
3,814	Assystem	124,654
1,208	Aubay	52,971
1,620	Axway Software SA	36,561
612	Bastide le Confort Medical	33,134
12,712	Beneteau SA	208,998
4,334	Bigben Interactive	54,936
5,973	BioMerieux	497,296
1,783	Boiron SA	140,734
10,287	Bonduelle SCA	374,103
5,459	Bourbon SA(b)	27,896
52,614	Bureau Veritas SA	1,355,371
98	Burelle SA	150,693
10,330	Casino Guichard Perrachon SA	420,844
479	Catering International Services	9,074
1,749	Cegedim SA(b)	67,491
266,678	Cellectis SA(b)(c)	7,864,566
9,130	Chargeurs SA	264,554
5,908	Cie des Alpes	204,491
19,977	Coface SA(b)	178,938
2,326	Covivio REIT	242,479
69,200	Derichebourg SA	419,159
1,675	Devoteam SA	204,483
19,998	Edenred	787,358
35,398	Eiffage SA	3,962,086
410	Electricite de Strasbourg SA	54,176
31,297	Elior Group SA	512,358
37,083	Elis SA	852,513
4,949	Eramet(b)	491,324
1,990	Esso SA Francaise(b)	106,925
8,325	Etablissements Maurel et Prom(b)	61,135
25,992	Europcar Groupe SA	261,537
84,618	Eutelsat Communications SA	1,812,720
1,226	Exel Industries SA - Class A	151,963
43,377	Faurecia SA	2,949,015
590	Fleury Michon SA	34,634
5,476	Fnac Darty SA(b)	497,539
1,024	Fnac Darty SA(b)	92,679
51,917	Gaztransport Et Technigaz SA	3,402,731
2,777	Gecina SA REIT	473,777
68,766	Getlink SE	908,244
7,100	GL Events	202,577
1,860	Groupe Crit	157,686
1,726	Groupe Open	58,228
1,572	Guerbet	109,373
Shares		Value
FRANCE (continued)
4,545	Haulotte Group SA	$68,347
238	HERIGE SADCS	9,796
3,255	ICADE REIT	315,155
301	ID Logistics Group(b)	49,558
1,164	Iliad SA	184,431
18,815	Imerys SA	1,460,881
8,383	Ingenico Group SA	695,594
1,784	Interparfums SA	78,751
5,550	Ipsen SA	922,534
20,380	IPSOS	682,050
6,851	Jacquet Metal Service	201,882
10,725	JCDecaux SA	350,402
2,331	Kaufman & Broad SA	119,224
26,115	Korian SA	914,901
71,674	Lagardere SCA	2,094,452
863	Laurent-Perrier	107,978
1,403	Le Belier	83,834
1,830	Le Noble Age	116,839
4,484	Lectra	116,664
1,180	Linedata Services	48,846
10,143	LISI	351,669
285	Maisons du Monde SA	8,718
602	Maisons France Confort SA	29,777
3,615	Manitou BF SA	137,806
290	Manutan International	27,129
9,361	Mersen SA	387,497
17,539	METabolic EXplorer SA(b)	41,839
10,264	Metropole Television SA	221,200
5,327	MGI Coutier	132,680
1,975	Mr Bricolage	30,369
1,247	Naturex(b)	197,437
22,346	Neopost SA	577,477
18,608	Nexans SA	623,182
8,379	Nexity SA	516,351
4,931	Nicox(b)	46,013
1,804	NRJ Group(b)	18,479
5,591	Oeneo SA	67,339
3,406	OL Groupe SA(b)	11,948
6,110	Orpea	840,573
6,929	Parrot SA(b)	33,868
2,367	Pierre & Vacances SA(b)	74,732
17,792	Plastic Omnium SA	746,275
6,264	Plastivaloire	109,872
769	PSB Industries SA	44,961
20,809	Rallye SA	245,276
1,236	Recylex SA(b)	12,249
79,980	Rexel SA	1,251,821
188	Robertet SA	109,699
3,540	Rothschild & Co.	128,945
7,881	Rubis SCA	464,927
5,534	Sartorius Stedim Biotech	658,763
2,786	Savencia SA	244,986
54,627	SCOR SE	2,123,936
6,771	SEB SA	1,287,407
1,284	Seche Environnement SA	42,491
2,150	Societe BIC SA	205,527

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
FRANCE (continued)
436	Societe pour l’Informatique Industrielle	$12,746
1,806	SOITEC(b)	154,903
49,337	Solocal Group(b)	66,173
2,470	Somfy SA	220,665
2,659	Sopra Steria Group	470,746
16,659	SPIE SA	316,162
38,627	Ste Industrielle d’Aviation Latecoere SA(b)	182,931
1,853	Stef SA	214,513
32,625	Suez	461,804
4,082	Synergie SA	190,692
9,324	Tarkett SA	250,550
30,541	Technicolor SA(b)	42,820
14,768	Teleperformance SA	2,707,760
36,528	Television Francaise 1	396,598
509	Tessi SA(b)	108,623
332	TFF Group	15,102
1,652	Thermador Groupe	109,337
957	Touax SA(b)	9,579
1,951	Trigano SA	280,611
42,609	UBISOFT Entertainment(b)	4,705,435
577	Union Financiere de France BQE SA	18,622
106,014	Vallourec SA(b)	684,297
10,371	Valneva SE(b)	50,268
602	Vetoquinol SA	38,717
7,551	Vicat SA	488,725
1,831	VIEL & Cie SA	11,134
2,914	Vilmorin & Cie SA	199,337
1,200	Virbac SA(b)	171,192
1,002	Vranken - Pommery Monopole SA	28,472
1,733	Worldline SA(b)	103,350
		74,952,882
GABON — 0.0%
141	Total Gabon	22,588
GEORGIA — 0.0%
5,317	Bank Of Georgia Group Plc	127,377
5,317	Georgia Capital Plc(b)	68,978

		196,355
GERMANY — 1.5%
7,634	7C Solarparken Ag	23,388
19,639	Aareal Bank AG	902,515
916	Ado Properties Sa	52,271
25,024	ADVA Optical Networking SE(b)	210,538
40,347	AIXTRON SE(b)	580,544
174	All for One Steeb AG	12,859
4,617	Allgeier SE	182,482
1,125	Amadeus Fire AG	121,685
352	Atoss Software AG	36,551
23,296	Aurubis AG	1,907,418
24,594	Axel Springer SE	1,837,691
Shares		Value
GERMANY (continued)
310	Basler AG	$68,874
6,954	Bauer AG	154,013
7,302	BayWa AG	248,045
4,340	Bechtle AG	389,503
2,119	Bertrandt AG	214,333
1,508	Bijou Brigitte AG	70,623
10,155	Bilfinger SE	522,961
256	Biotest AG - Preference Shares	7,379
65,552	Borussia Dortmund GmbH & Co. KGaA	473,715
42,784	Brenntag AG	2,565,499
5,512	CANCOM SE	298,294
6,532	Carl Zeiss Meditec AG	507,556
18,529	Ceconomy AG	152,187
2,761	CENIT AG	54,563
3,390	CENTROTEC Sustainable AG	50,582
3,390	Cewe Stiftung & Co. KGaA	310,387
6,990	Comdirect Bank AG	103,479
4,968	CompuGroup Medical SE	276,988
16,237	CropEnergies AG	92,085
9,664	CTS Eventim AG & Co KGaA	455,638
183,814	Deutsche Lufthansa AG	5,158,605
36,249	Deutsche Pfandbriefbank AG	567,993
73,251	Deutz AG	665,973
3,960	Dic Asset AG	45,195
7,379	DMG Mori AG	391,307
2,100	Dr Hoenle AG	214,130
1,716	Draegerwerk AG & Co. KGaA	104,544
5,318	Draegerwerk AG & Co. KGaA - Preference Shares	408,249
6,958	Drillisch AG	413,731
14,284	Duerr AG	626,693
2,218	Eckert & Ziegler AG	107,375
7,759	Elmos Semiconductor AG	209,131
21,112	ElringKlinger AG	267,856
1,833	Energiekontor Ag	31,401
6,361	Fielmann AG	446,664
2,636	First Sensor AG(b)	71,203
5,207	Francotyp-Postalia Holding AG	22,589
27,736	Fraport AG Frankfurt Airport Services Worldwide	2,769,124
43,688	Freenet AG	1,251,615
9,399	Fuchs Petrolub SE	530,629
7,844	Fuchs Petrolub SE	412,755
28,744	GEA Group AG	1,122,629
14,807	Gerresheimer AG	1,260,494
10,596	Gerry Weber International AG(b)	71,616
6,342	Gesco AG	226,558
5,359	GFT Technologies SE	85,413
9,049	Grammer AG	630,651
4,785	GRENKE AG	529,037
5,430	H&R GmbH & Co. KGaA(b)	72,766
8,905	Hamborner AG REIT	94,967
14,465	Hamburger Hafen und Logistik AG	333,724

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
GERMANY (continued)
6,638	Hapag-Lloyd AG(b)	$269,190
179,733	Heidelberger Druckmaschinen AG(b)	516,177
20,819	Hella GmbH & Co. KGaA	1,225,750
3,483	Hochtief AG	625,993
11,858	HolidayCheck Group AG(b)	52,552
2,152	Hornbach Baumarkt AG	63,791
13,464	HUGO BOSS AG	1,213,552
10,639	Indus Holding AG	668,063
4,790	Isra Vision AG	294,621
8,050	Jenoptik AG	323,438
13,209	Jungheinrich AG - Preference Shares	486,236
66,118	K+S AG	1,746,539
37,788	KION Group AG	2,595,555
28,513	Kloeckner & Co. SE	314,077
4,252	Koenig & Bauer AG	330,642
8,718	Krones AG	1,078,562
210	KSB SE & Co. KGaA	87,911
516	KWS Saat SE	203,340
56,757	LANXESS AG	4,665,704
5,043	Leg Immobilien AG	567,528
1,596	Leifheit AG	38,259
23,169	Leoni AG	1,180,422
1,329	LPKF Laser & Electronics AG(b)	11,484
1,170	Manz AG(b)	48,842
1,297	MasterFlex SE	13,559
99,555	METRO AG	1,229,333
23,264	MLP AG	151,796
97,162	Morphosys AG(b)	12,770,421
14,281	MTU Aero Engines AG	3,022,593
5,477	Nemetschek SE	760,855
2,244	Nexus AG	69,536
8,955	Nordex SE(b)	100,505
13,279	NORMA Group SE	841,603
2,536	OHB SE	88,222
33,352	OSRAM Licht AG	1,489,019
541	paragon AG	29,005
23,955	Patrizia Immobilien AG(b)	540,345
1,780	Pfeiffer Vacuum Technology AG	292,233
56,197	PNE Wind AG	165,598
1,310	Progress-Werk Oberkirch AG	56,525
23,637	ProSiebenSat.1 Media SE	639,585
577	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	11,774
742	Puma SE	372,223
47,795	QSC AG	82,827
870	R Stahl AG(b)	27,468
811	Rational AG	555,726
25,667	Rheinmetall AG	3,100,401
10,994	RHOEN-KLINIKUM AG	322,937
8,336	RIB Software AG	185,205
233,027	RWE AG(b)	6,114,649
17,769	SAF-Holland SA	295,464
Shares		Value
GERMANY (continued)
12,816	Salzgitter AG	$633,921
6,413	Sartorius AG - Preference Shares	1,042,362
29,850	Schaeffler AG	409,086
1,854	Schaltbau Holding AG(b)	57,234
2,241	Scout24 Ag	116,612
330	Secunet Security Networks AG	46,383
881	Senvion SA(b)	8,169
3,109	SGL Carbon SE(b)	36,755
3,648	SHW AG	135,865
1,480	Siltronic AG(b)	258,123
7,992	Sixt Leasing SE	159,433
6,938	Sixt SE	898,911
8,410	Sixt SE - Preference Shares	701,178
8,180	SMA Solar Technology AG	345,496
977	Softing AG	9,071
16,554	Software AG	781,649
1,462	Sto Se & Co. KGAA - Preference Shares	188,054
148	STRATEC Biomedical AG	12,478
6,642	Stroeer SE & Co. KGaA	407,756
24,130	Suedzucker AG	351,857
5,516	Suess MicroTec AG(b)	92,623
4,187	Surteco SE	122,401
18,609	Symrise AG	1,681,638
13,159	TAG Immobilien AG	297,746
19,992	Takkt AG	376,846
28,133	Talanx AG	1,075,737
695	Technotrans AG	32,873
3,017	Tele Columbus Ag(b)	18,663
9,399	Tier REIT, Inc., REIT	145,956
4,769	TLG Immobilien AG	124,693
18,425	Tom Tailor Holding AG(b)	137,566
524	Traffic Systems SE	11,213
67,209	Uniper SE	2,097,580
21,585	United Internet AG	1,161,054
14,542	VERBIO Vereinigte BioEnergie AG	105,259
4,362	Villeroy & Boch AG - Preference Shares	84,875
3,798	Vossloh AG(b)	196,744
8,913	VTG AG	580,526
10,394	Wacker Chemie AG	1,513,801
10,042	Wacker Neuson SE	259,276
1,892	Washtec AG	165,266
342	Wincor Nixdorf AG	23,235
16,854	Wirecard AG	3,148,374
6,076	Wuestenrot & Wuerttembergische AG	132,578
472	XING AG	153,713
		104,307,527
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	76,473

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
GREECE — 0.1%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)(c)	$0
1,455,313	Alpha Bank AE(b)	3,177,190
2,218,429	Eurobank Ergasias SA(b)	2,295,785
36,614	Intralot SA-Integrated Lottery Systems & Services(b)	29,585
4,698,999	National Bank of Greece SA(b)	1,528,639
159,050	OPAP SA	1,775,220
22,848	Proton Bank SA(a)(b)(c)	0
6,476	Sarantis SA	53,009
12,534	T Bank SA(a)(b)(c)	0
2,904	Terna Energy SA	19,084
647	Thessaloniki Port Authority SA	19,065
31,091	TT Hellenic Postbank SA(a)(b)(c)	0
		8,897,577
HONG KONG — 1.1%
1,500,000	Agritrade Resources Ltd.	326,791
1,480,000	Alibaba Pictures Group Ltd.(b)	175,359
1,415,693	Allied Properties HK Ltd.	322,853
58,000	AMVIG Holdings Ltd.	14,262
520,000	Anxin-China Holdings Ltd.(a)(b)(c)	4,783
435,000	Applied Development Holdings Ltd.(b)	30,481
144,250	APT Satellite Holdings Ltd.	54,950
144,000	Asia Financial Holdings Ltd.	88,062
320,000	Asia Pacific Silk Road Investment Co. Ltd.(b)	5,504
500	Asia Satellite Telecommunications Holdings Ltd.	306
19,700	ASM Pacific Technology Ltd.	237,056
74,000	Associated International Hotels Ltd.	224,384
18,000	Ausnutria Dairy Corp. Ltd.	26,097
275,000	Auto Italia Holdings Ltd.(b)	2,908
1,186,592	AVIC International Holding HK Ltd.(b)	33,712
2,940,000	Beijing Enterprises Clean Energy Group Ltd.(b)	65,924
135,000	Beijing Enterprises Holdings Ltd.	656,162
774,000	Beijing Enterprises Medical & Health Group Ltd.(b)	38,458
1,216,000	Beijing Enterprises Water Group Ltd.	663,071
336,000	Beijing Gas Blue Sky Holdings Ltd.(b)	21,832
388,000	Beijing Properties Holdings Ltd.(b)	19,773
504,000	Bel Global Resources Holdings Ltd.(a)(b)(c)	0
92,000	Bright Smart Securities & Commodities Group Ltd.	24,263
Shares		Value
HONG KONG (continued)
355,000	Brightoil Petroleum Holdings Ltd.(a)(b)(c)	$25,441
196,000	Brilliance China Automotive Holdings Ltd.	255,705
1,644,354	Brockman Mining Ltd.(b)	42,528
492,000	Burwill Holdings, Ltd.(b)	19,118
44,000	Cafe de Coral Holdings Ltd.	110,882
28,000	Camsing International Holding, Ltd.(b)	24,365
28,000	Canvest Environmental Protection Group Co. Ltd.	15,375
1,028,000	Capital Environment Holdings Ltd.(b)	29,076
450,000	Carnival Group International Holdings Ltd.(b)	19,779
92,000	Carrianna Group Holdings Co. Ltd.	13,597
233,000	Cathay Pacific Airways Ltd.	359,784
166,800	Century City International Holdings Ltd.	15,301
564,000	CGN New Energy Holdings Co. Ltd.	91,975
80,213	Champion Technology Holdings, Ltd.(b)	4,394
134,359	Cheuk Nang Holdings Ltd.	81,310
85,873	Chevalier International Holdings Ltd.	132,818
88,000	Chiho Environmental Group Ltd.(b)	34,083
504,000	China Aerospace International Holdings Ltd.	44,306
872,137	China Agri-Industries Holdings Ltd.	345,564
204,000	China All Access Holdings Ltd.	19,753
53,000	China Animation Characters Co. Ltd.	18,367
344,000	China Beidahuang Industry Group Holdings Ltd.(b)	11,395
2,040,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	17,673
87,000	China Everbright International Ltd.	105,964
525,600	China Fiber Optic Network System Group Ltd.(a)(b)(c)	8,792
20,000	China Flavors & Fragrances Co. Ltd.	6,829
442,000	China Foods Ltd.	230,318
208,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.(b)	139,125
6,603,000	China High Precision Automation Group Ltd.(a)(b)(c)	0
54,000	China High Speed Transmission Equipment Group Co. Ltd.	67,216
2,684,000	China Jinmao Holdings Group Ltd.	1,289,160

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
12,236,000	China Lumena New Materials Corp.(a)(b)(c)	$0
201,000	China Mengniu Dairy Co. Ltd.	622,279
242,000	China Merchants Land Ltd.	39,773
32,000	China Metal Resources Utilization Ltd.(b)	19,732
492,557	China New Town Development Co. Ltd.(b)	15,688
124,000	China Nt Pharma Group Co. Ltd.	26,541
484,000	China Oceanwide Holdings Ltd.(b)	24,665
1,210,000	China Oil and Gas Group Ltd.	97,120
870,750	China Overseas Grand Oceans Group Ltd.	302,858
245,000	China Overseas Property Holdings Ltd.	86,775
113,333	China Power International Development Ltd.	28,156
195,000	China Properties Group Ltd.(b)	34,284
245,102	China Resources Beer Holdings Co. Ltd.	1,102,312
428,440	China Resources Cement Holdings Ltd.	487,989
90,800	China Resources Gas Group Ltd.	430,340
58,000	China Resources Power Holdings Co. Ltd.	111,876
168,000	China Ruifeng Renewable Energy Holdings Ltd.(b)	12,628
160,920	China Singyes Solar Technologies Holdings Ltd.	51,050
2,166,000	China South City Holdings Ltd.	419,455
910,000	China Starch Holdings Ltd.	26,898
480,870	China State Construction International Holdings Ltd.	572,825
284,000	China Taiping Insurance Holdings Co. Ltd.	971,506
528,000	China Traditional Chinese Medicine Holdings Co. Ltd.	388,816
1,214,000	China Travel International Investment Hong Kong Ltd.	487,205
2,038,000	China Unicom Hong Kong Ltd.(b)	2,510,808
28,000	China Vast Industrial Urban Development Co. Ltd.	13,021
84,000	China Water Affairs Group Ltd.	110,230
128,000	China Water Industry Group Ltd.(b)	25,277
103,000	Chow Sang Sang Holdings International Ltd.	180,305
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	25,646
237,500	Chuang’s Consortium International Ltd.	50,532
90,000	CIMC Enric Holdings Ltd.(b)	81,984
185,000	CITIC Dameng Holdings Ltd.(b)	11,785
Shares		Value
HONG KONG (continued)
769,000	CITIC Resources Holdings Ltd.	$85,237
649,000	CITIC Telecom International Holdings Ltd.	183,561
274,000	Citychamp Watch & Jewellery Group Ltd.	58,298
490,000	CK Life Sciences International Holdings, Inc.	33,087
47,000	Clear Media Ltd.(a)(c)	28,338
95,000	CNQC International Holdings Ltd.	25,538
224,007	Comba Telecom Systems Holdings Ltd.(b)	31,108
1,400,000	Concord New Energy Group Ltd.	63,320
2,254,000	COSCO Shipping Ports Ltd.	2,116,432
93,000	Cowell e Holdings, Inc.	19,550
2,052,000	CP Pokphand Co. Ltd.	196,075
1,359,335	CSI Properties Ltd.	76,201
530,000	Dah Chong Hong Holdings Ltd.	251,190
84,924	Dah Sing Banking Group Ltd.	180,255
60,678	Dah Sing Financial Holdings Ltd.	384,212
104,000	Dawnrays Pharmaceutical Holdings Ltd.	59,360
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)(c)	2,039
108,000	Dynasty Fine Wines Group Ltd.(a)(b)(c)	3,715
92,000	Eagle Nice International Holdings Ltd.	43,134
386,416	Emperor International Holdings Ltd.	110,770
175,800	Esprit Holdings, Ltd.(b)	47,483
518,000	EVA Precision Industrial Holdings Ltd.	56,756
9,500	Fairwood Holdings Ltd.	36,189
591,893	Far East Consortium International Ltd.	331,802
457,000	Far East Horizon Ltd.	440,170
1,625,000	Fdg Electric Vehicles Ltd.(b)	20,910
622,000	First Pacific Co. Ltd.	288,453
168,000	First Shanghai Investments Ltd.(b)	11,558
170,000	Fountain SET Holdings Ltd.	25,557
320,000	Fullshare Holdings Ltd.	141,062
2,154,000	GCL-New Energy Holdings Ltd.(b)	94,678
5,030,000	GCL-Poly Energy Holdings Ltd.(b)	442,181
1,326,000	Gemdale Properties & Investment Corp. Ltd.	136,839
2,406,000	Get Nice Holdings Ltd.	84,297
266,000	Giordano International Ltd.	150,808
1,402,000	Global Brands Group Holding, Ltd.(b)	79,486
471,000	Glorious Property Holdings Ltd.(b)	27,003

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
220,000	Gold Peak Industries Holdings Ltd.	$22,703
60,000	Gold-Finance Holdings, Ltd.(b)	18,117
86,000	Goldlion Holdings Ltd.	35,609
16,000	Good Friend International Holdings, Inc.	3,465
98,000	Guangdong Investment Ltd.	168,805
18,000	Guoco Group Ltd.	296,520
535,600	Guotai Junan International Holdings Ltd.	124,875
93,000	Haier Electronics Group Co. Ltd.	271,332
437,145	Haitong International Securities Group Ltd.	197,157
185,000	Hang Lung Group Ltd.	546,818
133,267	Hanison Construction Holdings Ltd.	23,261
114,000	Harbour Centre Development Ltd.	219,313
21,000	Health and Happiness H&H International Holdings Ltd.(b)	155,981
303,000	Hi Sun Technology (China) Ltd.(b)	38,603
75,500	HKBN Ltd.	116,967
65,441	HKC Holdings Ltd.	56,861
152,000	HKR International Ltd.	94,310
90,000	Hon Kwok Land Investment Co. Ltd.	49,879
9,600	Hong Kong Aircraft Engineering Co. Ltd.	84,698
253,651	Hongkong & Shanghai Hotels Ltd. (The)	355,478
135,500	Hopewell Holdings Ltd.	479,918
208,000	Hopson Development Holdings Ltd.	174,635
188,000	Hsin Chong Group Holdings Ltd.(a)(b)(c)	1,571
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)(c)	2,786
527,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	188,669
44,000	Hysan Development Co. Ltd.	240,768
3,300	IMAX China Holding, Inc.	9,628
175,000	IPE Group Ltd.	28,984
398,000	IT Ltd.	263,168
66,905	ITC Properties Group Ltd.	20,798
22,000	Jiayuan International Group Ltd.(b)	42,716
95,125	Johnson Electric Holdings Ltd.	281,774
1,094,000	Joy City Property Ltd.	133,805
538,000	Ju Teng International Holdings Ltd.	96,646
521,002	K Wah International Holdings Ltd.	301,355
84,000	Kader Holdings Co. Ltd.	13,913
1,500,000	Kai Yuan Holdings Ltd.(b)	11,657
153,000	Kerry Logistics Network Ltd.	200,386
Shares		Value
HONG KONG (continued)
216,000	Kerry Properties Ltd.	$1,093,890
350,200	Kingboard Chemical Holdings Ltd.	1,220,271
267,500	Kingboard Laminates Holdings Ltd.	319,676
74,000	Kingmaker Footwear Holdings Ltd.	19,327
336,000	Kingston Financial Group Ltd.	83,047
328,000	Kowloon Development Co. Ltd.	381,947
108,000	KuangChi Science Ltd.(b)	12,246
1,248,000	Kunlun Energy Co. Ltd.	1,078,021
43,180	Lai Fung Holdings Ltd.	60,184
41,495	Lai Sun Development Co. Ltd.	70,947
120,640	Lai Sun Garment International Ltd.	176,755
9,000	Lam Soon Hong Kong Ltd.	15,365
68,000	Landsea Green Group Co. Ltd.	8,144
24,000	Lee & Man Chemical Co. Ltd.	19,233
751,200	Lee & Man Paper Manufacturing Ltd.	730,236
40,500	Lee’s Pharmaceutical Holdings Ltd.	43,394
1,740,000	Li & Fung Ltd.	589,676
131,000	Lifestyle China Group Ltd.(b)	53,241
571,702	Link REIT	5,666,726
10,000	Liu Chong Hing Investment Ltd.	15,798
106,000	Luk Fook Holdings International Ltd.	376,784
68,000	Lvgem China Real Estate Investment Co. Ltd.	24,258
1,298,000	Magnificent Hotel Investment Ltd.	33,570
260,000	Man Wah Holdings Ltd.	191,463
3,700	Mandarin Oriental International Ltd.	8,658
2,600,000	Master Glory Group Ltd.(b)	13,913
194,000	Melco International Development Ltd.	549,939
118,000	Midland Holdings, Ltd.(b)	32,322
109,000	Ming Fai International Holdings Ltd.	14,443
429,000	Mingfa Group International Co. Ltd.(a)(b)(c)	3,077
702,000	Minmetals Land Ltd.	118,952
48,000	Miramar Hotel & Investment Co. Ltd.	91,486
82,000	Modern Dental Group Ltd.	19,536
172,000	Nameson Holdings, Ltd.	29,583
1,150,000	Nan Hai Corp. Ltd.	26,519
206,000	National Agricultural Holdings Ltd.(a)(b)(c)	5,855
10,500	NetDragon Websoft, Inc.	22,073
97,000	New World Department Store China Ltd.(b)	22,245
366,000	Newocean Energy Holdings Ltd.(b)	90,462

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
825,000	Nine Dragons Paper Holdings Ltd.	$1,019,550
1,450,000	North Mining Shares Co. Ltd.(b)	8,498
95,164	NWS Holdings Ltd.	171,922
22,500	Orient Overseas International Ltd.(a)	236,637
24,000	Overseas Chinese Town Asia Holdings Ltd.	10,518
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)(c)	4,679
614,000	Pacific Basin Shipping Ltd.(b)	160,363
105,000	Pacific Textile Holdings Ltd.	88,023
201,240	Paliburg Holdings Ltd.	82,300
378,000	Panda Green Energy Group Ltd.(b)	19,504
50,000	PAX Global Technology Ltd.	24,016
6,363,071	PCCW Ltd.	3,712,916
332,000	Phoenix Media Investment Holdings Ltd.	28,340
368,000	Pico Far East Holdings Ltd.	152,375
540,000	Playmates Holdings Ltd.	70,862
4,790,000	Poly Property Group Co. Ltd.(b)	1,910,129
460,000	Polytec Asset Holdings Ltd.	49,815
597,000	Pou Sheng International Holdings Ltd.	117,893
862,000	PYI Corp. Ltd.(b)	15,705
30,000	Realord Group Holdings Ltd.(b)	17,658
314,200	Regal Hotels International Holdings Ltd.	179,736
19,000	Regina Miracle International Holdings, Ltd.	15,008
21,000	Road King Infrastructure Ltd.	39,865
14,000	Rotam Global Agrosciences Ltd.	10,861
199,800	SA SA International Holdings Ltd.	106,403
116,000	SAS Dragon Holdings Ltd.	38,425
36,495	Seaspan Corp.	313,127
252,516	Shanghai Industrial Holdings Ltd.	588,739
411,000	Shanghai Industrial Urban Development Group Ltd.	74,356
400,000	Shanghai Zendai Property Ltd.(b)	8,867
234,000	Shangri-La Asia Ltd.	382,793
120,000	Shenwan Hongyuan HK Ltd.	31,341
386,685	Shenzhen International Holdings Ltd.	712,375
2,122,659	Shenzhen Investment Ltd.	765,331
841,129	Shimao Property Holdings Ltd.	2,384,380
892,000	Shougang Concord International Enterprises Co. Ltd.(b)	23,297
4,554,000	Shougang Fushan Resources Group Ltd.	1,096,573
652,000	Singamas Container Holdings Ltd.	83,067
1,710,000	Sino Biopharmaceutical Ltd.	2,335,467
Shares		Value
HONG KONG (continued)
344,000	Sinofert Holdings Ltd.(b)	$42,512
330,000	Sinopec Kantons Holdings Ltd.	145,890
61,000	SITC International Holdings Co. Ltd.	59,220
246,000	SJM Holdings Ltd.	298,683
532,878	Skyworth Digital Holdings Ltd.	208,425
70,143	SmarTone Telecommunications Holding Ltd.	72,564
182,386	SMI Holdings Group Ltd.(b)	56,233
7,500	Soundwill Holdings Ltd.	11,944
1,740,000	South China Holdings Co. Ltd.(b)	50,765
269,212	SSY Group Ltd.	257,240
90,500	Stella International Holdings Ltd.	102,733
164,000	Summi Group Holdings, Ltd.	13,790
2,550,500	Sun Art Retail Group Ltd.	3,249,438
271,801	Sun Hung Kai & Co. Ltd.	158,599
66,000	Tao Heung Holdings, Ltd.	11,436
230,666	TCL Multimedia Technology Holdings Ltd.	112,261
35,500	Television Broadcasts Ltd.	110,131
93,500	Texhong Textile Group Ltd.	152,477
224,000	Texwinca Holdings Ltd.	98,743
185,800	Tian An China Investment Co. Ltd.	105,339
1,258,000	Tianjin Port Development Holdings Ltd.	153,863
221,000	Tibet Water Resources Ltd.(b)	85,877
316,270	Tomson Group Ltd.	113,629
330,000	Tongda Group Holdings Ltd.	66,428
62,000	Top Spring International Holdings Ltd.	20,774
81,027	Towngas China Co. Ltd.	80,521
468,000	TPV Technology Ltd.	48,296
58,000	Tradelink Electronic Commerce Ltd.	8,941
80,800	Transport International Holdings Ltd.	233,679
368,000	Truly International Holdings Ltd.(b)	56,262
233,000	TSC Group Holdings Ltd.(b)	14,694
100,000	Tsui Wah Holdings Ltd.	12,103
2,002,000	United Energy Group Ltd.	288,221
288,500	United Laboratories International Holdings Ltd. (The)(b)	274,935
228,000	Universal Medical Financial & Technical Advisory Services Co. Ltd.	184,746
44,000	Up Energy Development Group Ltd.(a)(b)(c)	136
65,000	Value Partners Group Ltd.	50,598
111,210	Valuetronics Holdings Ltd.	54,733
670,000	Victory City International Holdings, Ltd.(b)	10,755

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
42,000	Vinda International Holdings Ltd.	$76,519
152,000	Vitasoy International Holdings Ltd.	541,263
483,600	VSTECS Holdings Ltd.	261,853
286,800	VTech Holdings Ltd.	3,208,164
68,622	Wasion Group Holdings Ltd.	36,719
68,000	Wing On Co. International Ltd.	251,241
220,000	Wing Tai Properties Ltd.	172,097
450,000	Xinyi Glass Holdings Ltd.	529,746
3,000	YGM Trading Ltd.	2,507
1,625,872	Yue Yuen Industrial Holdings Ltd.	4,370,707
3,862,946	Yuexiu Property Co. Ltd.	733,310
32,191	Yuexiu Transport Infrastructure Ltd.	23,336
20,000	Zhongyu Gas Holdings Ltd.	22,601
72,000	Zhuguang Holdings Group Co. Ltd.(b)	12,842
306,000	Zhuhai Holdings Investment Group Ltd.	34,697
		75,508,116
HUNGARY — 0.0%
46,808	Magyar Telekom Telecommunications Plc	67,576
5,186	MOL Hungarian Oil & Gas Plc	50,896
11,745	Richter Gedeon Nyrt	212,379
		330,851
INDIA — 0.8%
293	3M India Ltd.(b)	100,054
2,639	5Paisa Capital Ltd.(b)	13,696
1,487	Aarti Drugs Ltd.	12,129
4,102	Aarti Industries	73,235
1,662	ABB India Ltd.	29,523
2,871	ACC Ltd.	64,035
59,679	Adani Enterprises Ltd.	170,067
45,415	Adani Green Energy Ltd.(b)	39,994
473,621	Adani Ports and Special Economic Zone Ltd.	2,760,466
151,284	Adani Power Ltd.(b)	69,150
84,016	Adani Transmission Ltd(b)	208,061
98,716	Aditya Birla Capital Ltd.(b)	210,857
33,462	Aditya Birla Fashion and Retail Ltd.(b)	68,377
12,792	Aegis Logistics Ltd.	44,296
2,325	AIA Engineering Ltd.	55,933
3,985	Ajanta Pharma Ltd.(b)	66,132
250	Akzo Nobel India Ltd.	6,770
13,659	Alembic Pharmaceuticals Ltd.	111,485
20,057	Allahabad Bank(b)	13,335
9,410	Allcargo Logistics Ltd.	16,375
2,907	Amara Raja Batteries Ltd.	34,919
31,772	Ambuja Cements Ltd.	106,870
28,807	Anant Raj Ltd.	18,523
41,733	Andhra Bank(b)	21,388
Shares		Value
INDIA (continued)
4,489	Apar Industries Ltd.	$40,612
927	Apl Apollo Tubes Ltd.	21,896
8,379	Apollo Hospitals Enterprise Ltd.	116,291
85,067	Apollo Tyres Ltd.	363,158
50,716	Arvind Ltd.	311,086
152,423	Ashok Leyland Ltd.	250,682
17,688	Ashoka Buildcon Ltd.	38,117
3,992	Astral Polytechnik Ltd.	64,962
2,224	Atul Ltd.	92,256
42,094	Aurobindo Pharma Ltd.	363,057
6,484	Bajaj Corp. Ltd.	39,035
4,605	Bajaj Electricals Ltd.	41,121
102,837	Bajaj Hindusthan Sugar Ltd.(b)	9,971
13,089	Bajaj Holdings & Investment Ltd.	554,276
1,167	Balaji Amines Ltd.	9,931
10,262	Balkrishna Industries Ltd.	180,721
12,833	Balmer Lawrie & Co. Ltd.	41,295
47,649	Balrampur Chini Mills Ltd.	50,924
33,529	Bank of Baroda(b)	74,967
622,891	Bank of India(b)	857,328
1,330	BASF India Ltd.	37,576
5,028	Bata India Ltd.	66,631
2,183	BEML Ltd. - Partly Paid Shares	28,577
9,384	Berger Paints India Ltd.	43,160
19,283	Bharat Electronics Ltd.	32,712
4,628	Bharat Financial Inclusion Ltd.(b)	81,954
24,210	Bharat Forge Ltd.	226,141
1,484,835	Bharat Heavy Electricals Ltd.	1,603,121
129	Bharat Rasayan Ltd.	14,241
377,948	Bharti Airtel Ltd.	2,152,421
3,536	Birla Corp. Ltd.	40,035
4,707	Bliss Gvs Pharma Ltd.	11,794
634	Blue Dart Express Ltd.	34,265
2,155	Blue Star Ltd.	21,108
10,347	Bodal Chemicals Ltd.	19,378
18,485	Bombay Dyeing & Manufacturing Co. Ltd.	70,074
13,389	Brigade Enterprises Ltd.	38,369
6,303	Cadila Healthcare Ltd.(b)	35,055
8,545	Can Fin Homes Ltd.	41,693
399,907	Canara Bank	1,658,839
4,224	Capital First Ltd.	33,454
7,476	Carborundum Universal Ltd.	40,445
632	Care Ratings Ltd.	11,504
16,478	Castrol India Ltd.	41,888
2,390	CCL Products India Ltd.	9,234
10,399	Ceat Ltd.	210,106
4,533	Century Plyboards India Ltd.	16,549
281	Cera Sanitaryware Ltd.	11,041
1,713	CESC Ltd.	23,591
64,732	CG Power and Industrial Solutions Ltd.(b)	60,451
57,473	Chambal Fertilizers and Chemicals Ltd.	122,762

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
INDIA (continued)
3,941	Chennai Petroleum Corp Ltd.	$18,103
56,756	Chennai Super Kings Cricket Ltd.(a)(b)(c)	349
6,538	Cholamandalam Investment and Finance Co. Ltd.	136,377
12,261	City Union Bank Ltd.	30,729
7,047	Coffee Day Enterprises Ltd.(b)	27,510
6,394	Colgate-Palmolive India Ltd.	106,767
5,782	Container Corp. Of India Ltd.	56,424
14,352	Coromandel International Ltd.	88,954
23,636	Corp. Bank(b)	9,580
50,107	Cox & Kings Ltd.	157,949
47,727	Crompton Greaves Consumer Electricals Ltd.	169,166
2,991	Cummins India Ltd.	29,371
14,681	Cyient Ltd.	150,767
4,361	Dalmia Bharat Ltd.	168,218
6,484	DB Corp. Ltd.(b)	22,264
27,921	DCB Bank Ltd.	66,702
9,427	DCM Shriram Ltd.	45,337
9,279	Deepak Fertilizers & Petrochemicals Corp. Ltd.	37,394
4,866	Deepak Nitrite Ltd.	17,144
8,598	Delta Corp Ltd.	32,111
103,279	Dena Bank(b)	24,244
66,017	Dewan Housing Finance Corp. Ltd.	578,005
16,231	Dhampur Sugar Mills Ltd.	20,068
1,358,249	Dish TV India Ltd.(b)	1,304,062
5,976	Dishman Carbogen Amcis Ltd.(b)	22,580
9,900	Divi’s Laboratories Ltd.	165,916
1,197,476	DLF Ltd.	3,427,284
1,513	Dr Lal Pathlabs Ltd.	20,736
9,101	Dr Reddys Laboratories Ltd.	282,347
5,045	eClerx Services Ltd.	95,080
31,357	EID Parry India Ltd.(b)	104,034
4,882	EIH Ltd.	12,005
45,194	Electrosteel Castings Ltd.	14,497
3,704	Elgi Equipments Ltd.	15,505
12,392	Emami Ltd.	106,817
5,540	Engineers India Ltd.	10,981
9,996	Escorts Ltd.	135,257
41,758	Essel Propack Ltd.	63,411
4,683	Eveready Industries India Ltd.(b)	16,347
37,997	Exide Industries Ltd.	154,982
9,451	FDC Ltd.	33,182
89,105	Federal Bank Ltd.	115,626
4,296	Federal-Mogul Goetze India Ltd.(b)	27,807
11,892	Finolex Cables Ltd.	107,414
12,286	Finolex Industries Ltd.	102,741
92,745	Firstsource Solutions Ltd.(b)	97,496
14,906	Fortis Healthcare Ltd.(b)	30,350
40,366	Future Retail Ltd.	21,864
Shares		Value
INDIA (continued)
14,283	Future Retail Ltd.(b)	$111,330
11,802	Gabriel India Ltd.	25,226
3,840	GAIL India Ltd.	21,004
708	Garware Technical Fibers Ltd.	12,054
8,390	Gateway Distriparks Ltd.	20,557
10,841	Gayatri Highways Ltd.(b)	553
10,841	Gayatri Projects Ltd.(b)	32,190
2,501	GE T&D India Ltd.	10,194
18,405	Genus Power Infrastructures Ltd.	11,257
12,605	GHCL Ltd.	45,551
7,393	GIC Housing Finance Ltd.	38,261
220	Gillette India Ltd.	21,465
810	GlaxoSmithKline Consumer Healthcare Ltd.	76,589
261	GlaxoSmithKline Pharmaceuticals Ltd.	12,135
16,245	Glenmark Pharmaceuticals Ltd.	137,790
198,377	GMR Infrastructure Ltd.(b)	51,340
3,122	Godfrey Phillips India Ltd.	36,288
2,234	Godrej Properties Ltd.(b)	23,281
21,363	Granules India Ltd.	32,035
8,395	Graphite India Ltd.	124,102
12,903	Great Eastern Shipping Co. Ltd. (The)	56,805
16,172	Greaves Cotton Ltd.	34,520
770	Greenlam Industries Ltd.	10,357
3,850	Greenply Industries Ltd.	11,982
5,192	Grindwell Norton Ltd.	38,232
16,530	Gruh Finance Ltd.	77,943
4,027	Gujarat Alkalies & Chemicals	31,489
6,920	Gujarat Ambuja Exports Ltd.	21,955
10,988	Gujarat Flourochemicals Ltd.	121,525
1,569	Gujarat Gas Ltd.	18,031
21,698	Gujarat Mineral Development Corp. Ltd.	36,287
13,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	83,984
10,870	Gujarat Pipavav Port Ltd.	18,377
27,992	Gujarat State Fertilizers & Chemicals Ltd.	47,608
27,120	Gujarat State Petronet Ltd.	78,292
1,481	Hatsun Agro Products Ltd.	14,118
9,482	Havells India Ltd.	87,705
3,112	HEG Ltd.	194,959
14,346	HeidelbergCement India Ltd.	33,509
1,292	Heritage Foods Ltd.	11,628
23,347	Hexaware Technologies Ltd.	158,356
5,553	Hikal Ltd.	11,776
274,868	Himachal Futuristic Communications Ltd.(b)	103,998
8,085	Himadri Speciality Chemical Ltd.	16,279
6,475	Himatsingka Seide Ltd.	27,510
2,430	Hinduja Global Solutions Ltd.	28,457
21,974	Hindustan Petroleum Corp. Ltd.	91,246

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
INDIA (continued)
207	Honeywell Automation India Ltd.	$59,510
28,793	Housing Development & Infrastructure Ltd.(b)	10,117
10,019	HSIL Ltd.	48,294
4,443	Huhtamaki PPL Ltd.	17,766
1,415	I G Petrochemicals Ltd.	9,311
40,703	IDBI Bank Ltd.(b)	34,925
366,841	Idea Cellular Ltd.(b)	293,371
98,225	IDFC Bank Ltd.	57,357
73,673	IDFC Ltd.	50,217
1,838	IFB Industries Ltd.(b)	28,523
73,581	IFCI Ltd.(b)	18,560
65,995	IIFL Holdings Ltd.	648,536
64,338	India Cements Ltd. (The)	109,800
3,350	India Glycols Ltd.	23,987
35,717	Indiabulls Ventures Ltd.	311,415
1,701	Indian Hume Pipe Co. Ltd.	7,165
10,221	Indo Count Industries Ltd.	12,153
6,915	Indraprastha Gas Ltd.	30,645
1,747	Ingersoll-Rand India Ltd.	13,170
8,625	Inox Leisure Ltd.(b)	24,359
11,904	Intellect Design Arena Ltd.(b)	35,684
2,682	International Paper APPM Ltd.(b)	13,634
5,383	Ipca Laboratories Ltd.	59,621
7,797	IRB Infrastructure Developers Ltd.	22,839
5,565	ITD Cementation India Ltd.	10,747
7,958	J Kumar Infraprojects Ltd.	23,246
21,451	Jagran Prakashan Pvt Ltd.	36,358
157,842	Jain Irrigation Systems Ltd. - DVR	187,791
216,544	Jaiprakash Associates Ltd.(b)	46,569
33,310	Jamna Auto Industries Ltd.	41,330
133,928	Jaypee Infratech Ltd.(b)	8,885
7,369	JB Chemicals & Pharmaceuticals Ltd.	29,364
9,545	Jindal Poly Films Ltd.	35,126
29,253	Jindal Saw Ltd.	37,704
8,127	Jindal Stainless Hisar Ltd.(b)	15,043
60,947	Jindal Steel & Power Ltd.(b)	182,567
1,701	JK Cement Ltd.	19,052
2,893	JK Lakshmi Cement Ltd.	14,289
21,600	JK Paper Ltd.	39,760
30,727	JK Tyre & Industries Ltd.	58,532
103,647	JM Financial Ltd.	178,472
1,487	JMC Projects India Ltd.	11,809
291	Johnson Controls-Hitachi Air Conditioning India Ltd.	9,303
219,780	JSW Energy Ltd.(b)	211,172
12,134	Jubilant Foodworks Ltd.	248,549
22,225	Jubilant Life Sciences Ltd.	239,437
6,571	Just Dial Ltd.(b)	53,699
4,040	Jyothy Laboratories Ltd.	12,974
8,493	Kajaria Ceramics Ltd.	54,968
Shares		Value
INDIA (continued)
13,606	Kalpataru Power Transmission Ltd.	$74,312
10,556	Kalyani Steels Ltd.	39,385
7,451	Kansai Nerolac Paints Ltd.	51,695
23,836	Karnataka Bank Ltd. (The)	40,296
35,893	Karur Vysya Bank Ltd. (The)	52,359
2,611	Kaveri Seed Co. Ltd.	23,258
12,734	KCP Ltd.	19,495
22,177	KEC International Ltd.	107,593
1,743	KEI Industries Ltd.	11,372
3,284	Knr Constructions Ltd.	11,058
7,194	Kolte-Patil Developers Ltd.	27,806
40,378	KPIT Technologies Ltd.	174,967
2,402	KPR Mill Ltd.	22,936
4,012	KRBL Ltd.	20,228
59,988	L&T Finance Holdings Ltd.	153,936
635	Lakshmi Machine Works Ltd.	70,726
16,318	Lakshmi Vilas Bank Ltd. (The)(b)	24,387
1,792	Larsen & Toubro Infotech Ltd.	48,935
2,152	Laurus Labs Ltd.	14,267
94,778	LIC Housing Finance Ltd.	731,084
1,512	Linde India Ltd.	9,516
7,292	LT Foods Ltd.	6,299
21,539	Mahindra & Mahindra Financial Services Ltd.	161,371
3,236	Mahindra CIE Automotive Ltd.(b)	12,149
3,376	Mahindra Holidays & Resorts India Ltd.	14,225
3,461	Mahindra Lifespace Developers Ltd.	27,368
208,274	Manappuram Finance Ltd.	320,065
13,303	Mangalore Refinery & Petrochemicals Ltd.	15,701
41,135	Marksans Pharma Ltd.	16,853
1,731	Max Financial Services Ltd.(b)	12,548
11,396	Max Ltd.(b)	13,542
14,107	Mcleod Russel India Ltd.	27,263
16,866	Meghmani Organics Ltd.	21,972
57,898	Mercator Ltd.	18,107
1,637	Merck Ltd.	54,059
6,474	Minda Industries Ltd.	38,200
40,920	MindTree Ltd.	556,230
4,232	Mirza International Ltd.	6,223
1,610	Motilal Oswal Financial Services Ltd.	21,590
10,261	Mphasis Ltd.	172,310
310	MRF Ltd.	359,285
11,659	Muthoot Finance Ltd.	68,770
63,997	National Aluminium Co. Ltd.	57,432
17,565	Nava Bharat Ventures Ltd.	34,049
1,175	Navin Fluorine International Ltd.	11,482
12,073	Navneet Education Ltd.	19,539
107,246	NCC Ltd.	144,717
1,485	NESCO Ltd.	11,258

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
INDIA (continued)
35,322	NHPC Ltd.	$12,231
14,360	NIIT Ltd.(b)	20,037
11,497	NIIT Technologies Ltd.	205,663
534	Nilkamal Ltd.	13,889
34,676	NOCIL Ltd.	88,780
7,529	NRB Bearings Ltd.	18,887
8,471	Oberoi Realty Ltd.	61,273
2,889	OCL India Ltd.	50,462
19,161	Oil India Ltd.	58,402
10,701	OMAXE Ltd.	35,113
1,101	Oracle Financial Sevices Software Ltd.(b)	62,258
6,159	Orient Cement Ltd.	11,274
9,517	Oriental Bank of Commerce(b)	11,198
703	Page Industries Ltd.	297,792
13,240	Patel Engineering Ltd.(b)	8,088
24,262	PC Jeweller Ltd.(b)	32,226
7,587	Persistent Systems Ltd.	92,417
43,875	Petronet LNG Ltd.	146,589
765	Pfizer Ltd.	29,808
35,470	Phillips Carbon Black Ltd.	131,927
4,125	Phoenix Mills Ltd. (The)	37,797
7,720	PI Industries Ltd.	90,768
7,602	Pidilite Industries Ltd.	124,522
5,161	Piramal Enterprises Ltd.	201,650
3,217	Polyplex Corp. Ltd.	20,987
121,130	Power Finance Corp. Ltd.	154,180
735	Power Mech Projects Ltd.	10,386
6,135	Prabhat Dairy, Ltd.	13,601
15,982	Prakash Industries Ltd.(b)	32,635
38,916	Prestige Estates Projects Ltd.	143,638
1,144	Procter & Gamble Hygiene & Health Care Ltd.	172,452
101,946	PTC India Financial Services Ltd.	28,241
54,787	PTC India Ltd.	66,061
757,550	Punjab National Bank(b)	939,948
1,432	Puravankara Ltd.(b)	2,208
2,139	PVR Ltd.	34,412
11,659	Radico Khaitan Ltd.	74,328
66,516	Rain Industries Ltd.	190,569
23,629	Rajesh Exports Ltd.	195,530
8,005	Rallis India Ltd.	23,454
10,488	Ramco Cements Ltd. (The)	109,794
1,209	Ramkrishna Forgings Ltd.	11,472
38,276	Rashtriya Chemicals & Fertilizers Ltd.	39,679
2,663	Ratnamani Metals & Tubes Ltd.	33,591
1,973	Raymond Ltd.	24,050
1,324	RBL Bank Ltd.	11,059
86,199	Redington India Ltd.	135,734
320,767	Reliance Capital Ltd.	1,973,393
200,341	Reliance Infrastructure Ltd.	1,165,336
98,566	Reliance Power Ltd.(b)	48,143
2,134	Repco Home Finance Ltd.	18,689
315,023	Rural Electrification Corp. Ltd.	537,162
Shares		Value
INDIA (continued)
9,678	Sadbhav Engineering Ltd.	$38,663
17,495	Sanghi Industries Ltd.(b)	23,557
816	Sanofi India Ltd.	70,892
247	Schaeffler India Ltd.	18,945
5,871	Sequent Scientific Ltd.	4,464
2,386	Sharda Cropchem Ltd.	12,846
2,147	Shilpa Medicare Ltd.	12,661
38,111	Shipping Corporation of India Ltd.(b)	35,257
310	Shriram City Union Finance Ltd.	8,679
27,457	Shriram Transport Finance Co. Ltd.	553,313
3,021	Sical Logistics Ltd.(b)	7,660
2,703	Siemens Ltd.	38,969
2,401	Simplex Infrastructures Ltd.	15,580
129,196	Sintex Plastics Technology Ltd.(b)	77,891
2,280	Siyaram Silk Mills Ltd.	17,958
15,463	SJVN Ltd.	6,076
1,544	SKF India Ltd.	37,780
891	SML ISUZU Ltd.	10,250
13,396	Sobha Ltd.	92,287
965	Solara Active Pharma Sciences Ltd.(b)	2,493
1,625	Somany Ceramics Ltd.	12,945
6,931	Sona Koyo Steering Systems Ltd.	11,808
10,072	Sonata Software Ltd.	50,649
195,503	South Indian Bank Ltd. (The)	52,021
30,215	SREI Infrastructure Finance Ltd.	23,547
6,128	SRF Ltd.	154,683
2,374	Srikalahasthi Pipes Ltd.	7,207
2,533,526	Steel Authority of India Ltd.(b)	2,862,793
24,084	Sterlite Technologies Ltd.	121,041
4,387	Strides Shasun Ltd.	24,597
2,179	Subros Ltd.	10,306
4,094	Sudarshan Chemical Industries	28,118
10,616	Sun TV Network Ltd.	119,539
6,937	Sundram Fasteners Ltd.	66,390
16,204	Sunteck Realty Ltd.	97,220
3,381	Suprajit Engineering Ltd.	12,696
4,767	Supreme Industries Ltd.	83,679
6,004	Surya Roshni Ltd.	30,464
8,752	Suven Life Sciences Ltd.	29,381
99,039	Suzlon Energy Ltd.(b)	11,263
516	Swaraj Engines Ltd.	13,538
1,972	Symphony Ltd.	31,074
21,028	Syndicate Bank(b)	13,858
2,674	Syngene International Ltd.	23,219
13,420	TAKE Solutions Ltd.	39,691
6,237	Tamil Nadu Newsprint & Papers Ltd.	24,207
13,597	Tata Chemicals Ltd.	136,572
4,668	Tata Communications Ltd.	39,380
4,448	Tata Elxsi Ltd.	92,623
39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
INDIA (continued)
70,598	Tata Global Beverages Ltd.	$254,142
1,013	Tata Metaliks Ltd.	9,594
27,232	Tata Power Co. Ltd. (The)	29,600
153,238	Tata Steel Ltd.	1,257,988
4,213	TCI Express Ltd.	38,717
4,740	Techno Electric & Engineering Co. Ltd.(b)	19,676
2,619	Thermax Ltd.	44,786
946	Thirumalai Chemicals Ltd.(b)	19,861
23,147	Ti Financial Holdings Ltd.	211,976
31,953	Time Technoplast Ltd.	65,200
2,787	Timken India Ltd.	29,533
12,914	Titagarh Wagons Ltd.	17,228
4,248	Torrent Pharmaceuticals Ltd.	94,676
13,348	Torrent Power Ltd.	46,795
6,820	Transport Corp. of India Ltd.	28,076
1,040	Trent Ltd.	5,289
42,672	Trident Ltd.	34,810
15,309	Triveni Engineering & Industries Ltd.	8,806
5,808	Triveni Turbine Ltd.	9,730
344	TTK Prestige Ltd.	31,063
23,147	Tube Investments Of India Ltd.	82,988
3,866	TV Today Network Ltd.	23,933
2,204,686	TV18 Broadcast Ltd.(b)	1,518,838
18,756	TVS Motor Co. Ltd.	141,272
537	TVS Srichakra Ltd.	23,651
16,121	Uflex Ltd.	63,463
2,581	Ufo Moviez India Ltd.	14,802
4,288	Unichem Laboratories Ltd.	14,308
858,917	Union Bank of India(b)	1,082,628
4,722,164	Unitech Ltd.(b)	292,613
3,158	United Breweries Ltd.	50,227
30,545	United Spirits Ltd.(b)	261,444
63,786	UPL Ltd.	598,974
7,625	VA Tech Wabag Ltd.	39,923
34,182	Vakrangee Ltd.	23,798
5,952	Vardhman Textiles Ltd.	105,105
3,581	Vedanta Resources Plc	38,542
305	Venky’s India Ltd.	9,873
1,185	Vesuvius India Ltd.	21,948
16,629	V-Guard Industries Ltd.	51,982
30,234	Vijaya Bank	27,353
830	Vinati Organics Ltd.	11,685
8,545	VIP Industries Ltd.	60,251
961	Visaka Industries Ltd.	8,425
10,224	Voltas Ltd.	84,663
2,640	VRL Logistics Ltd.(b)	13,509
629	VST Industries Ltd.	24,873
420	VST Tillers Tractors Ltd.	13,538
368	WABCO India Ltd.	35,743
34,344	Welspun Corp. Ltd.	62,643
8,145	West Coast Paper Mills Ltd.	32,937
3,983	Wockhardt Ltd.(b)	34,158
3,524	Zensar Technologies Ltd.	63,496
Shares		Value
INDIA (continued)
888	Zydus Wellness Ltd.(b)	$18,511
		53,741,588
INDONESIA — 0.1%
890,900	Ace Hardware Indonesia Tbk PT	80,935
4,404,900	Adaro Energy Tbk PT	581,923
242,553	Adhi Karya Persero Tbk PT	26,997
2,440,500	Agung Podomoro Land Tbk PT(b)	27,248
187,800	AKR Corporindo Tbk PT	54,829
2,912,400	Alam Sutera Realty Tbk PT(b)	64,630
517,329	Aneka Tambang Persero Tbk PT(b)	32,826
706,700	Arwana Citramulia Tbk PT	18,035
28,100	Asahimas Flat Glass Tbk PT	9,159
121,100	Astra Agro Lestari Tbk PT	91,329
339,200	Asuransi Kresna Mitra Tbk PT(b)	17,172
3,175,020	Bakrie & Brothers Tbk PT(b)	16,734
9,876,000	Bakrie Telecom Tbk PT(b)	34,244
1,260,766	Bank Bukopin Tbk PT(b)	37,071
916,916	Bank Danamon Indonesia Tbk PT	418,081
2,438,350	Bank Pan Indonesia Tbk PT(b)	131,049
754,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	107,714
1,534,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	69,170
1,035,224	Bank Permata Tbk PT(b)	38,767
1,306,100	Bank Tabungan Negara Persero Tbk PT	213,758
60,500	Bank Tabungan Pensiunan Nasional Tbk PT	16,195
2,538,800	Barito Pacific Tbk PT(b)	319,551
2,167,400	Bekasi Fajar Industrial Estate Tbk PT	36,073
40,300	Blue Bird Tbk PT	7,350
771,000	Bukit Asam Persero Tbk PT	239,534
806,900	Bumi Serpong Damai Tbk PT(b)	75,542
430,000	Charoen Pokphand Indonesia Tbk PT	134,785
3,628,701	Ciputra Development Tbk PT	250,385
644,973	Citra Marga Nusaphala Persada Tbk PT(b)	58,817
617,700	Delta Dunia Makmur Tbk PT(b)	33,198
765,500	Eagle High Plantations Tbk PT(b)	10,830
298,300	Elnusa Tbk PT	7,364
1,848,400	Energi Mega Persada Tbk PT(b)	19,612
374,800	Erajaya Swasembada Tbk PT	81,094
47,800	Fajar Surya Wisesa Tbk PT	26,436
870,500	Gajah Tunggal Tbk PT	40,144
2,470,800	Global Mediacom Tbk PT	77,105

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
INDONESIA (continued)
5,879,000	Hanson International Tbk PT(b)	$53,408
1,043,600	Holcim Indonesia Tbk PT(b)	56,088
559,700	Indah Kiat Pulp and Paper Corp. Tbk PT	745,232
365,600	Indika Energy Tbk PT(b)	91,273
101,500	Indo Tambangraya Megah Tbk PT	200,431
254,200	Indofood Sukses Makmur Tbk PT	111,940
31,400	Indo-Rama Synthetics Tbk PT(b)	14,589
50,900	Indosat Tbk PT	12,390
1,260,200	Intiland Development Tbk PT(b)	29,014
1,762,000	Japfa Comfeed Indonesia Tbk PT	262,712
161,509	Jasa Marga Persero Tbk PT	52,530
168,400	Jaya Real Property Tbk PT	7,416
8,204,340	Kawasan Industri Jababeka Tbk PT(b)	125,170
1,235,800	Kmi Wire & Cable Tbk PT	28,967
334,200	Krakatau Steel Persero Tbk PT(b)	9,502
883,300	Kresna Graha Investama PT Tbk(b)	44,410
49,800	Link Net Tbk PT	14,608
187,000	Lippo Cikarang Tbk PT(b)	27,103
6,494,050	Lippo Karawaci Tbk PT	164,828
306,100	Matahari Putra Prima Tbk PT(b)	5,392
1,857,675	Mayora Indah Tbk PT	398,073
3,185,200	Medco Energi Internasional Tbk PT(b)	218,679
916,500	Media Nusantara Citra Tbk PT	62,604
1,313,000	Mitra Adiperkasa Tbk PT	80,583
232,900	Mitra Pinasthika Mustika Tbk PT	15,505
2,671,600	MNC Investama Tbk PT(b)	19,083
115,500	Mnc Land Tbk PT(b)	11,013
2,149,700	Modernland Realty Tbk PT	41,145
198,000	Nippon Indosari Corpindo Tbk PT	13,044
3,181,300	Nusantara Infrastructure Tbk PT(b)	45,447
2,076,200	Pakuwon Jati Tbk PT	74,150
332,600	Pan Brothers Tbk PT	12,571
3,272,600	Panin Financial Tbk PT(b)	46,298
347,200	Perusahaan Gas Negara Persero Tbk	40,932
1,418,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	98,827
786,793	PP Persero Tbk PT	113,490
3,409,900	Rimo International Lestari Tbk PT(b)	32,396
1,230,300	Salim Ivomas Pratama Tbk PT	40,782
198,800	Sawit Sumbermas Sarana Tbk PT	17,026
Shares		Value
INDONESIA (continued)
157,200	Selamat Sempurna Tbk PT	$13,736
376,100	Semen Indonesia Persero Tbk PT	198,222
796,600	Sentul City Tbk PT(b)	6,961
117,500	Sinar Mas Agro Resources & Technology Tbk PT	31,534
6,746,600	Sri Rejeki Isman Tbk PT	160,010
292,700	Sumber Alfaria Trijaya Tbk PT	16,442
668,100	Summarecon Agung Tbk PT	35,444
357,600	Surya Semesta Internusa Tbk PT	14,383
1,797,800	Timah Tbk PT	105,350
586,900	Tiphone Mobile Indonesia Tbk PT	34,595
193,600	Tower Bersama Infrastructure Tbk PT	70,485
359,000	Trada Alam Minera Tbk PT(b)	7,220
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)(c)	3,381
1,281,200	Tunas Baru Lampung Tbk PT	79,075
539,500	Tunas Ridean Tbk PT	44,896
578,300	Vale Indonesia Tbk PT(b)	175,255
1,938,200	Visi Media Asia Tbk PT(b)	26,882
1,031,300	Waskita Beton Precast Tbk Pt	30,610
694,685	Waskita Karya Persero Tbk PT	102,131
440,200	Wijaya Karya Beton Tbk PT	12,150
648,300	Wijaya Karya Persero Tbk PT	69,686
903,700	XL Axiata Tbk PT(b)	172,342
		8,355,127
IRELAND — 1.6%
1,067,750	Allegion Plc(c)	87,064,335
549,198	Bank Of Ireland Group Plc(b)	4,716,971
99,747	C&C Group Plc	401,237
34,410	COSMO Pharmaceuticals NV(b)(c)	4,455,246
3,336	Datalex Plc	9,830
9,580	DCC Plc	886,478
5,572	FBD Holdings Plc(b)	67,436
23,227	Glanbia Plc	382,146
55,515	Grafton Group Plc - Units	558,152
83,881	Greencore Group Plc	195,203
16,165	IFG Group Plc	29,866
55,324	Inmobiliaria Colonial SA, REIT	94,193
25,492	Irish Continental Group Plc - Units	156,199
430	Kenmare Resources Plc(b)	1,237
12,297	Kingspan Group Plc	571,151
6,121	Kingspan Group Plc	284,871
11,560	Paddy Power Betfair Plc	1,260,518
100,315	Smurfit Kappa Group Plc	4,114,982
4,022	Tarsus Group Plc	16,259
39,474	UDG Healthcare Plc	435,215
		105,701,525
ISLE OF MAN — 0.0%
39,690	GVC Holdings Plc	609,509

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
ISLE OF MAN (continued)
35,972	Playtech Plc	$253,921
		863,430
ISRAEL — 0.7%
504	Africa Israel Properties Ltd.(b)	11,118
7,252	Airport City Ltd.(b)	82,334
931	Alrov Properties and Lodging Ltd.	28,659
3,097	Amot Investments Ltd.	15,619
20,362	Arko Holdings Ltd.(b)	10,269
3,712	AudioCodes Ltd.(b)	35,915
9,420	Azorim-Investment Development & Construction Co. Ltd.(b)	8,478
28	Bayside Land Corp.	12,322
175	Big Shopping Centers Ltd.	11,294
1,538	Cellcom Israel Ltd.(b)	8,770
337,263	Check Point Software Technologies Ltd.(b)	37,999,422
7,778	Clal Insurance Enterprise Holdings Ltd.(b)	127,085
55,100	Cyberark Software Ltd.(b)	3,345,121
310	Danel Adir Yeoshua Ltd.	13,439
9,651	Delek Automotive Systems Ltd.	50,986
771	Delek Group Ltd.	109,765
3,947	Delta-Galil Industries Ltd.	114,040
9,680	Direct Insurance Financial Investments Ltd.	108,235
56,421	El Al Israel Airlines(b)	13,951
905	Electra Ltd.	209,381
30,502	Enlight Renewable Energy Ltd.(b)	15,034
14,334	First International Bank of Israel Ltd.	308,254
3,036	Formula Systems 1985 Ltd.	107,726
519	Fox Wizel Ltd.	10,723
1,314	Gilat Satellite Networks Ltd.(b)	11,132
1,135	Hadera Paper Ltd.	81,041
540	Ham-Let Israel-Canada Ltd.	13,138
43,055	Harel Insurance Investments & Financial Services Ltd.	330,750
1,822	Hilan Ltd.	40,814
1	Industrial Buildings Corp. Ltd.(b)	1
2,862	Inrom Construction Industries Ltd.	10,428
274,008	Israel Discount Bank Ltd. - Class A(b)	865,555
834	Israel Land Development Co. Ltd. (The)(b)	7,052
4,804	Jerusalem Oil Exploration(b)	242,410
395	Kerur Holdings Ltd.	10,369
4,100	Magic Software Enterprises Ltd.	34,399
16,429	Matrix IT Ltd.	172,647
4,819	Meitav DS Investments Ltd.	14,461
1,459	Melisron Ltd.	57,282
Shares		Value
ISRAEL (continued)
15,752	Menora Mivtachim Holdings Ltd.	$170,208
51,728	Migdal Insurance & Financial Holding Ltd.(b)	50,683
15,113	Mizrahi Tefahot Bank Ltd.	293,560
7,596	Naphtha Israel Petroleum Corp. Ltd.	43,441
736	Neto ME Holdings Ltd.	58,785
7,762	Nova Measuring Instruments Ltd.(b)	218,136
391,918	Oil Refineries Ltd.	180,366
10,224	Partner Communications Co. Ltd.(b)	39,229
2,872	Paz Oil Co. Ltd.	409,738
16,169	Phoenix Holdings Ltd. (The)(b)	86,388
1,121	Plasson Industries Ltd.	47,835
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	33,820
834	Scope Metals Group Ltd.	21,121
68,879	Shikun & Binui Ltd.(b)	127,734
35,913	Shufersal Ltd.	216,813
6,039	Strauss Group Ltd.	123,651
3,075	Summit Real Estate Holdings Ltd.	26,218
3,836	Tower Semiconductor Ltd.(b)	78,224
6,295	Union Bank of Israel(b)	25,782
		46,901,151
ITALY — 0.6%
898,515	A2A SpA	1,651,133
25,860	ACEA SpA	409,137
16,206	Aeffe SpA(b)	54,672
14,575	Amplifon SpA	326,548
68,737	Anima Holding SpA	369,414
21,662	Ansaldo STS SpA(b)	319,162
89,441	Arnoldo Mondadori Editore SpA(b)	152,279
22,281	Ascopiave SpA	82,852
40,350	Astaldi SpA(b)	91,252
25,567	Autogrill SpA	279,533
1,023	Avio SpA	16,987
24,351	Azimut Holding SpA	409,039
926	Banca Farmafactoring SpA	5,788
10,128	Banca Generali SpA	273,339
11,800	Banca IFIS SpA	369,793
36,629	Banca Mediolanum SpA	263,202
112,021	Banca Popolare di Sondrio SCPA	485,715
90,926	Banca Profilo SpA	22,860
24,873	Banca Sistema SpA	60,933
690,385	Banco BPM SpA(b)	2,195,850
10,567	Banco di Desio e della Brianza SpA	27,061
15,143	BasicNet SpA	72,423
22,339	BE	23,849
4,057	Biesse SpA	167,369

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
ITALY (continued)
147,949	BPER Banca	$827,129
27,525	Brembo SpA	377,222
2,597	Brunello Cucinelli SpA	107,806
21,385	Buzzi Unicem SpA	471,371
22,083	Cairo Communication SpA	83,665
1,027	Cembre SpA	30,143
28,463	Cementir Holding SpA	231,317
40,991	Cerved Information Solutions SpA	471,177
198,260	CIR-Compagnie Industriali Riunite SpA	241,108
28,212	Credito Emiliano SpA	209,484
5,049	Danieli & C Officine Meccaniche SpA	123,984
4,885	Datalogic SpA	164,513
78,394	Davide Campari-Milano SpA	660,938
9,415	De’ Longhi SpA	276,996
3,485	DiaSorin SpA	374,100
1,857	Digital Bros SpA	20,738
2,953	Ei Towers SpA	196,825
2,136	El.En. SpA	70,586
21,581	Emak SpA	30,485
34,953	ERG SpA	786,379
7,087	Esprinet SpA	32,071
13,844	Eurotech SpA(b)	40,471
114,391	Falck Renewables SpA	302,303
2,307	Fiera Milano SpA(b)	12,666
1,070	Fila SpA	23,347
90,022	Fincantieri SpA(b)	135,899
67,104	FinecoBank Banca Fineco SpA	788,600
58,249	FNM SpA	41,208
46,449	GEDI Gruppo Editoriale SpA(b)	18,386
1,338	Gefran SpA	11,515
21,426	Geox SpA	57,024
4,336	Gruppo Mutuionline SpA	69,666
312,359	Hera SpA	1,035,864
4,618	Immobiliare Grande Distribuzione SIIQ SpA, REIT	39,048
172,287	IMMSI SpA(b)	108,387
3,035	Industria Macchine Automatiche SpA	255,525
22,679	Infrastrutture Wireless Italiane SPA	185,637
128,806	Intek Group SpA(b)	54,373
8,170	Interpump Group SpA	257,372
61,258	Iren SpA	173,492
34,122	Italgas SpA	196,350
3,205	Italmobiliare SpA	76,829
91,700	Juventus Football Club SpA(b)	93,718
4,568	La Doria SpA	56,086
218,720	Leonardo SpA	2,621,530
23,268	Maire Tecnimont SpA	120,750
1,779	Mariella Burani SpA(a)(b)(c)	0
6,331	MARR SpA	171,012
6,123	Massimo Zanetti Beverage Group SpA	50,191
Shares		Value
ITALY (continued)
462,698	Mediaset SpA(b)	$1,570,678
185,015	Mediobanca Banca di Credito Finanziario SpA	1,922,020
25,555	Moncler SpA	1,127,172
3,949	Nice SpA	15,146
926	Openjobmetis SpA agenzia per il lavoro(b)	10,720
53,285	OVS SpA(b)	173,965
4,871	Panariagroup Industrie Ceramiche SpA	16,547
48,389	Parmalat SpA	167,487
101,272	Piaggio & C SpA	267,633
249,325	Poste Italiane SpA	2,322,462
1,015	Prima Industrie SpA	43,203
47,959	Prysmian SpA	1,230,969
15,155	RAI Way SpA	86,215
19,423	Recordati SpA	726,335
54,124	Reno de Medici SpA	65,821
3,324	Reply SpA	225,052
42,269	Retelit SpA(b)	79,874
31,219	Rizzoli Corriere Della Sera Mediagroup SpA(b)	39,134
3,729	Sabaf SpA	70,640
1,494	SAES Getters SpA	37,386
13,928	Safilo Group SpA(b)	71,580
130,977	Saipem SpA(b)	684,766
123,151	Salini Impregilo SpA	325,453
9,274	Salvatore Ferragamo SpA	214,558
298,524	Saras SpA	715,609
6,627	Servizi Italia SpA	35,802
1,742	Sesa SpA	61,517
47,277	Societa Cattolica di Assicurazioni SCRL	435,078
42,701	Societa Iniziative Autostradali e Servizi SpA	757,970
15,060	Sogefi SpA(b)	37,510
15,067	SOL SpA	191,337
4,488	Technogym SpA	48,938
1,379	Tecnoinvestimenti SpA	9,159
116,292	Terna Rete Elettrica Nazionale SpA	651,370
20,102	Tiscali SpA(b)	562
3,726	Tod’s SpA	237,673
6,610	Uni Land SpA(a)(b)(c)	0
803	Unieuro SpA	10,723
348,379	Unione di Banche Italiane SpA	1,442,922
207,824	Unipol Gruppo SpA	864,657
430,033	UnipolSai Assicurazioni SpA	979,816
11,215	Vittoria Assicurazioni SpA	182,812
3,856	Zignago Vetro SpA	36,658
		39,110,405
JAPAN — 4.3%
11,400	77 Bank Ltd. (The)	274,257
2,700	A&D Co. Ltd.	25,258
4,600	Achilles Corp.	95,978

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
10,200	Adastria Co. Ltd.	$128,806
66,243	ADEKA Corp.	1,117,923
3,800	Advan Co. Ltd.	34,970
700	Advance Create Co. Ltd.	14,192
1,800	Advanex, Inc.	34,482
20,400	Advantest Corp.	482,383
300	Adventure, Inc.	22,349
1,200	Aeon Delight Co. Ltd.	43,840
2,200	Aeon Fantasy Co. Ltd.	97,491
4,700	Aeon Mall Co. Ltd.	82,134
1,600	Aeria, Inc.	19,776
11,700	Ahresty Corp.	102,544
3,900	Ai Holdings Corp.	86,291
5,900	Aica Kogyo Co. Ltd.	217,395
2,700	Aichi Bank Ltd. (The)	126,530
11,300	Aichi Corp.	64,375
5,500	Aichi Steel Corp.	210,772
1,600	Aichi Tokei Denki Co. Ltd.	64,034
9,500	Aida Engineering Ltd.	90,484
23,600	Aiful Corp.(b)	75,349
3,800	Ain Holdings, Inc.	282,073
41,700	Air Water, Inc.	759,301
4,700	Airport Facilities Co. Ltd.	26,103
17,200	Aisan Industry Co. Ltd.	156,441
7,700	Akatsuki Corp.	29,061
300	Akatsuki, Inc.	11,376
29,200	Akebono Brake Industry Co. Ltd.(b)	72,076
4,400	Akita Bank Ltd. (The)	118,446
1,000	Albis Co. Ltd.	28,037
7,500	Alconix Corp.	115,302
5,900	Alinco, Inc.	57,567
10,600	Allied Telesis Holdings KK(b)	11,850
3,100	Alpen Co. Ltd.	66,899
2,800	Alpha Corp.	38,539
6,600	Alps Logistics Co. Ltd.	50,290
1,600	Altech Corp.	33,784
39,700	Amada Holdings Co. Ltd.	396,947
10,100	Amano Corp.	207,212
500	Amiyaki Tei Co. Ltd.	19,921
1,000	Amuse, Inc.	28,663
3,700	Anest Iwata Corp.	36,763
1,200	Anicom Holdings, Inc.	50,655
3,300	AOI TYO Holdings, Inc.	41,820
20,300	AOKI Holdings, Inc.	290,298
5,000	Aomori Bank Ltd. (The)	152,931
10,500	Aoyama Trading Co. Ltd.	346,979
600	Aoyama Zaisan Networks Co. Ltd.	11,140
1,400	Apaman Co. Ltd.	13,585
6,100	Arakawa Chemical Industries Ltd.	102,126
2,500	Arata Corp.	134,597
12,300	Arcland Sakamoto Co. Ltd.	172,045
800	Arcland Service Holdings Co., Ltd.	15,082
Shares		Value
JAPAN (continued)
9,738	Arcs Co. Ltd.	$243,417
700	Arealink Co. Ltd.	20,690
700	Ariake Japan Co. Ltd.	59,911
2,100	Artnature, Inc.	14,706
2,090	As One Corp.	145,981
2,800	Asahi Broadcasting Corp.	20,859
3,100	Asahi Co. Ltd.	38,287
11,600	Asahi Diamond Industrial Co. Ltd.	84,135
4,350	Asahi Holdings, Inc.	87,066
18,800	Asahi Intecc Co. Ltd.	717,095
1,800	Asahi Kogyosha Co. Ltd.	55,297
4,600	Asahi Yukizai Corp.	90,383
24,000	Asanuma Corp.	85,856
6,900	Asax Co. Ltd.	39,556
2,700	Ashimori Industry Co. Ltd.	60,392
6,000	Asia Pile Holdings Corp.	42,445
11,900	Asics Corp.	192,950
4,700	ASKA Pharmaceutical Co. Ltd.	54,602
400	Asti Corp.	8,697
6,700	Asunaro Aoki Construction Co. Ltd.	59,621
1,000	Ateam, Inc.	20,981
10,200	Atom Corp.	92,773
15,400	Autobacs Seven Co. Ltd.	264,161
7,700	Avex, Inc.	105,499
53,000	Awa Bank Ltd. (The)	341,278
3,800	Axial Retailing, Inc.	138,828
9,300	Azbil Corp.	407,132
19,900	Bando Chemical Industries Ltd.	218,372
4,400	Bank of Iwate Ltd. (The)	187,309
10,600	Bank of Kyoto Ltd. (The)	512,865
3,700	Bank of Nagoya Ltd. (The)	134,843
6,600	Bank of Okinawa Ltd. (The)	259,715
4,100	Bank of Saga Ltd. (The)	95,813
9,500	Bank of the Ryukyus Ltd.	150,467
800	Baycurrent Consulting, Inc.	23,539
2,200	Belc Co. Ltd.	105,460
1,300	Bell System24 Holdings, Inc.	22,950
17,300	Belluna Co. Ltd.	201,445
2,200	Benefit One, Inc.	63,158
4,700	Benesse Holdings, Inc.	170,867
400	Bengo4.Com, Inc.(b)	10,288
8,700	Bic Camera, Inc.	131,027
4,800	BML, Inc.	120,027
1,400	Bookoff Corp.	9,866
700	Bp Castrol Kk	10,167
1,600	Br Holdings Corp.	6,954
7,700	Broadband Tower, Inc.	13,291
5,600	Broadleaf Co. Ltd.	33,856
20,000	Bunka Shutter Co. Ltd.	165,810
1,200	C Uyemura & Co. Ltd.	90,149
900	Can Do Co. Ltd.	13,740
2,500	Canon Electronics, Inc.	52,721
119,537	Canon Marketing Japan, Inc.	2,501,602
10,600	Capcom Co. Ltd.	274,350

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
5,300	Carlit Holdings Co. Ltd.	$48,490
18,800	Casio Computer Co. Ltd.	306,846
3,700	Cawachi Ltd.	72,567
21,800	Central Glass Co. Ltd.	519,386
500	Central Security Patrols Co. Ltd.	20,257
1,300	Central Sports Co. Ltd.	46,273
15,600	Chiba Kogyo Bank Ltd. (The)	70,177
1,300	Chino Corp.	18,753
4,000	Chiyoda Co. Ltd.	82,744
2,900	Chiyoda Integre Co. Ltd.	64,113
3,800	Chori Co. Ltd.	70,518
9,900	Chubu Shiryo Co. Ltd.	143,610
6,000	Chuetsu Pulp & Paper Co. Ltd.	89,612
150,500	Chugai Mining Co. Ltd.(b)	29,611
25,600	Chugoku Bank Ltd. (The)	271,076
9,700	Chugoku Electric Power Co., Inc. (The)	127,523
21,700	Chugoku Marine Paints Ltd.	207,656
3,200	Chukyo Bank Ltd. (The)	66,481
14,000	CI Takiron Corp.	80,633
4,600	Ci:z Holdings Co. Ltd.	203,846
89,500	Citizen Watch Co. Ltd.	587,515
12,600	CKD Corp.	191,341
300	Ck-San-Etsu Co. Ltd.	9,860
21,000	Clarion Co. Ltd.	55,404
7,000	Cleanup Corp.	50,458
3,000	CMIC Holdings Co. Ltd.	67,021
18,300	CMK Corp.	126,839
2,290	Cocokara Fine, Inc.	134,146
9,200	COLOPL Inc.	60,475
6,400	Colowide Co. Ltd.	161,753
9,400	Computer Engineering & Consulting Ltd.	186,209
15,400	COMSYS Holdings Corp.	381,918
700	Comture Corp.	22,631
4,500	CONEXIO Corp.	89,626
6,500	COOKPAD, Inc.	28,078
1,500	Cosel Co. Ltd.	17,748
19,200	Cosmo Energy Holdings Co. Ltd.	676,546
2,800	Cosmos Initia Co. Ltd.	17,779
1,500	Cosmos Pharmaceutical Corp.	329,875
900	Cota Co. Ltd.	11,639
4,100	Create Restaurants Holdings, Inc.	49,208
5,400	Create SD Holdings Co. Ltd.	134,257
30,100	Credit Saison Co. Ltd.	468,130
2,000	Creek & River Co. Ltd.	20,605
400	Cresco Ltd.	11,859
4,700	CTI Engineering Co. Ltd.	61,075
2,700	Cts Co. Ltd.	26,344
4,100	Cybozu, Inc.	19,984
3,900	D.A. Consortium Holdings, Inc.(b)	93,825
8,600	Dai Nippon Toryo Co. Ltd.	109,139
9,100	Daibiru Corp.	93,592
Shares		Value
JAPAN (continued)
27,100	Daicel Corp.	$297,624
3,000	Dai-Dan Co. Ltd.	71,448
3,400	Daido Kogyo Co. Ltd.	35,881
11,600	Daido Metal Co. Ltd.	120,445
14,800	Daido Steel Co. Ltd.	729,312
10,000	Daihatsu Diesel Manufacturing Co. Ltd.	66,181
30,000	Daihen Corp.	190,762
34,000	Daiho Corp.	202,817
3,200	Daiichi Jitsugyo Co. Ltd.	101,883
5,700	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	60,867
3,600	Dai-ichi Seiko Co. Ltd.	58,822
6,600	Daiichikosho Co. Ltd.	312,839
4,600	Daiken Corp.	102,766
19,000	Daiki Aluminium Industry Co. Ltd.	125,234
2,300	Daikoku Denki Co. Ltd.	36,367
700	Daikokutenbussan Co. Ltd.	30,989
8,600	Daikyo, Inc.	172,361
4,800	Daikyonishikawa Corp.	71,089
6,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	190,225
37,000	Daio Paper Corp.	509,261
4,910	Daiseki Co. Ltd.	134,370
6,400	Daishi Bank Ltd. (The)	271,305
1,200	Daisue Construction Co. Ltd.	13,855
5,700	Daito Bank Ltd. (The)	63,670
3,760	Daito Pharmaceutical Co. Ltd.	117,863
10,200	Daiwabo Holdings Co. Ltd.	525,439
1,000	Daiyu Lic Holdings Co. Ltd.	10,839
280,370	DCM Holdings Co. Ltd.	2,509,953
700	Dd Holdings Co. Ltd.	18,625
17,600	DeNA Co. Ltd.	331,333
33,200	Denka Co. Ltd.	1,138,684
5,700	Denyo Co. Ltd.	86,661
110,245	Descente Ltd.	2,093,191
18,900	Dexerials Corp.	186,439
37,400	DIC Corp.	1,217,511
1,400	Digital Arts, Inc.	66,986
154,000	Digital Garage, Inc.	5,784,555
1,900	Dip Corp.	48,139
23,000	DKS Co. Ltd.	159,621
9,000	DMG Mori Co. Ltd.	136,914
4,000	Doshisha Co. Ltd.	90,077
5,674	Doutor Nichires Holdings Co. Ltd.	106,716
16,400	Dowa Holdings Co. Ltd.	526,548
1,100	Drecom Co. Ltd.(b)	8,146
400	DSB Co. Ltd.	2,050
3,200	DTS Corp.	121,486
1,200	DyDo Group Holdings, Inc.	65,895
400	Dynic Corp.	3,735
8,500	Eagle Industry Co. Ltd.	137,441
500	Earth Chemical Co. Ltd.	25,220

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
35,500	Ebara Corp.	$1,069,937
1,400	Ebara Jitsugyo Co. Ltd.	29,499
1,100	Eco’s Co Ltd/Japan	17,304
186,301	EDION Corp.	1,859,428
1,400	eGuarantee, Inc.	30,475
800	E-Guardian, Inc.	20,362
10,400	Ehime Bank Ltd. (The)	119,705
8,000	Eidai Co. Ltd.	39,565
41,000	Eighteenth Bank Ltd. (The)	110,370
3,800	Eiken Chemical Co. Ltd.	82,889
600	Elan Corp.	18,218
2,800	Elecom Co. Ltd.	66,435
1,200	Elematec Corp.	28,204
1,100	Em Systems Co. Ltd.	12,209
4,200	Endo Lighting Corp.	33,580
700	Enigmo, Inc.(b)	9,046
3,000	en-japan, Inc.	141,931
2,700	Enomoto Co. Ltd.	30,956
9,000	Enshu Ltd.(b)	11,188
5,500	EPS Holdings Inc.	105,214
2,200	eRex Co. Ltd.	22,312
4,800	Es-Con Japan Ltd.	31,337
1,800	Escrit, Inc.	12,959
4,200	ESPEC Corp.	87,745
2,300	Excel Co. Ltd.	52,247
15,200	Exedy Corp.	487,341
5,200	Ezaki Glico Co. Ltd.	240,433
5,800	F@N Communications, Inc.	36,206
3,000	FALCO HOLDINGS Co. Ltd.	51,058
11,500	FCC Co. Ltd.	336,314
8,000	FDK Corp.(b)	14,023
35,680	Feed One Co. Ltd.	70,840
11,200	Ferrotec Holdings Corp.	166,976
26,400	FIDEA Holdings Co. Ltd.	41,318
2,400	Fields Corp.	21,593
9,300	Financial Products Group Co. Ltd.	112,616
1,100	First Juken Co. Ltd.	13,783
800	Fixstars Corp.	10,918
8,500	FJ Next Co. Ltd.	77,539
11,400	Foster Electric Co. Ltd.	152,218
2,200	FP Corp.	121,003
5,400	France Bed Holdings Co. Ltd.	47,087
1,900	Freebit Co. Ltd.	17,655
700	Freund Corp.	5,954
7,100	F-Tech, Inc.	87,627
1,200	Ftgroup Co. Ltd.	16,463
45,500	Fudo Tetra Corp.	82,605
3,700	Fuji Co. Ltd.	72,170
10,600	Fuji Corp. Ltd.	87,595
1,800	Fuji Die Co. Ltd.	14,697
6,000	Fuji Kyuko Co. Ltd.	181,908
23,500	Fuji Oil Co. Ltd.	88,901
9,600	Fuji Oil Holdings, Inc.	315,521
4,400	Fuji Pharma Co. Ltd.	76,419
5,800	Fuji Seal International, Inc.	217,082
Shares		Value
JAPAN (continued)
3,800	Fuji Soft, Inc.	$154,291
3,900	Fujibo Holdings, Inc.	108,997
2,700	Fujicco Co. Ltd.	59,039
10,700	Fujikura Kasei Co. Ltd.	62,010
159,300	Fujikura Ltd.	1,021,492
8,800	Fujikura Rubber Ltd.	49,739
2,200	Fujimi, Inc.	54,717
4,600	Fujimori Kogyo Co. Ltd.	155,095
1,000	Fujio Food System Co. Ltd.	17,717
39,000	Fujisash Co. Ltd.	39,065
2,100	Fujita Kanko, Inc.	59,066
14,100	Fujitec Co. Ltd.	201,131
6,200	Fujitsu Frontech Ltd.	74,856
8,000	Fujitsu General Ltd.	122,774
1,200	Fujiya Co. Ltd.	25,499
7,000	FuKoKu Co. Ltd.	62,603
2,000	Fukuda Corp.	120,377
4,300	Fukui Bank Ltd. (The)	98,448
1,300	Fukui Computer Holdings, Inc.	23,253
89,000	Fukuoka Financial Group, Inc.	486,330
7,400	Fukushima Bank Ltd. (The)(b)	45,135
3,100	Fukushima Industries Corp.	152,761
5,600	Fukuyama Transporting Co. Ltd.	271,949
6,300	FULLCAST Holdings Co. Ltd.	157,366
1,000	Fumakilla Ltd.	17,010
5,400	Funai Soken Holdings, Inc.	117,548
4,700	Furukawa Battery Co. Ltd. (The)	38,587
5,800	Furukawa Co. Ltd.	88,130
26,400	Furukawa Electric Co. Ltd.	929,070
7,200	Furuno Electric Co. Ltd.	82,486
4,000	Furusato Industries Ltd.	67,969
3,500	Fuso Chemical Co. Ltd.	89,366
1,100	Fuso Pharmaceutical Industries Ltd.	28,923
28,500	Futaba Industrial Co. Ltd.	166,185
3,200	Future Corp.	44,187
8,900	Fuyo General Lease Co. Ltd.	554,782
900	G-7 Holdings, Inc.	22,384
2,000	Gakken Holdings Co. Ltd.	83,173
900	Gakkyusha Co. Ltd.	14,891
1,700	Gakujo Co. Ltd.	22,137
8,000	Gecoss Corp.	83,567
1,300	Genki Sushi Co. Ltd.	38,832
800	Genky DrugStores Co. Ltd.(b)	27,653
15,600	Geo Holdings Corp.	196,299
3,800	Geostr Corp.	20,459
2,100	Gfoot Co. Ltd.	14,950
1,500	Giken Ltd.	35,067
900	Gl Sciences, Inc.	12,114
2,500	GLOBERIDE, Inc.	82,167
12,100	Glory Ltd.	354,402
8,000	GMO Internet, Inc.	169,637
1,600	GMO Payment Gateway, Inc.	180,012
3,400	Godo Steel Ltd.	69,967

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
3,380	Goldcrest Co. Ltd.	$58,160
1,500	Golf Digest Online, Inc.	12,972
78,000	GS Yuasa Corp.	363,440
2,400	GSI Creos Corp.	33,827
8,300	G-Tekt Corp.	143,783
31,900	GungHo Online Entertainment, Inc.	67,900
52,000	Gunma Bank Ltd. (The)	276,242
15,383	Gunze Ltd.	910,750
4,900	Gurunavi, Inc.	44,173
6,500	H.I.S. Co. Ltd.	196,195
31,435	H2O Retailing Corp.	501,824
300	HABA Laboratories, Inc.	28,467
70,300	Hachijuni Bank Ltd. (The)	309,329
3,200	Hagihara Industries, Inc.	55,578
1,500	Hagiwara Electric Co. Ltd.	41,989
3,500	Hakudo Co. Ltd.	67,799
4,800	Hakuto Co. Ltd.	68,513
500	Halows Co. Ltd.	11,537
6,600	Hamakyorex Co. Ltd.	228,136
9,800	Haneda Zenith Holdings Co. Ltd.	28,485
18,600	Hanwa Co. Ltd.	710,298
7,000	Happinet Corp.	96,660
3,000	Harada Industry Co. Ltd.	22,027
5,000	Hard Off Corp. Co. Ltd.	45,209
3,200	Harima Chemicals Group, Inc.	24,526
1,000	Harmonic Drive Systems, Inc.	39,172
1,400	Haruyama Trading Co. Ltd.	12,871
50,900	Haseko Corp.	673,265
24,260	Hazama Ando Corp.	192,231
800	Hearts United Group Co. Ltd.	10,474
108,493	Heiwa Corp.	2,428,636
5,500	Heiwa Real Estate Co. Ltd.	98,819
17,000	Heiwado Co. Ltd.	433,761
2,000	Helios Techno Holding Co. Ltd.	13,558
4,644	Hiday Hidaka Corp.	98,765
4,700	HI-LEX Corp.	116,770
400	Hioki EE Corp.	16,241
3,200	Hiramatsu, Inc.	13,880
1,300	Hirata Corp.	86,384
52,000	Hiroshima Bank Ltd. (The)	357,626
21,200	Hitachi Capital Corp.	565,763
16,800	Hitachi Transport System Ltd.	458,257
63,300	Hitachi Zosen Corp.	296,077
8,000	Hochiki Corp.	149,175
2,300	Hodogaya Chemical Co. Ltd.	67,160
23,435	Hogy Medical Co. Ltd.	811,103
12,800	Hokkaido Electric Power Co., Inc.	82,422
3,000	Hokkaido Gas Co. Ltd.	8,290
25,000	Hokkan Holdings Ltd.	83,397
10,000	Hokko Chemical Industry Co. Ltd.	54,554
3,400	Hokkoku Bank Ltd. (The)	143,675
6,700	Hokuetsu Bank Ltd. (The)	142,371
Shares		Value
JAPAN (continued)
7,100	Hokuetsu Industries Co. Ltd.	$69,149
45,400	Hokuetsu Kishu Paper Co. Ltd.	253,361
13,400	Hokuhoku Financial Group, Inc.	192,824
3,000	Hokuriku Electric Industry Co. Ltd.	34,155
6,200	Hokuriku Electric Power Co.(b)	64,986
3,400	Hokuriku Electrical Construction Co. Ltd.	32,566
3,700	Hokuto Corp.	65,717
2,500	Honda Tsushin Kogyo Co. Ltd.	18,781
8,300	H-One Co. Ltd.	95,014
3,320	Honeys Holdings Co. Ltd.	31,206
9,600	Hoosiers Holdings	65,937
7,700	Horiba Ltd.	529,562
1,400	Hosokawa Micron Corp.	90,525
4,600	House Foods Group, Inc.	145,222
3,300	Howa Machinery Ltd.	28,067
44,000	Hyakugo Bank Ltd. (The)	186,129
31,000	Hyakujushi Bank Ltd. (The)	100,639
500	I.K Co. Ltd./Aichi	9,534
42,100	Ibiden Co. Ltd.	690,905
9,000	IBJ Leasing Co. Ltd.	231,490
400	Ichibanya Co. Ltd.	17,082
8,500	Ichigo, Inc.	37,857
1,200	Ichiken Co., Ltd.	28,075
14,000	Ichikoh Industries Ltd.	185,306
7,300	ICHINEN Holdings Co. Ltd.	95,579
4,500	Ichiyoshi Securities Co. Ltd.	44,068
4,300	Idec Corp.	85,988
10,300	IDOM, Inc.	37,584
900	Ihara Science Corp.	18,279
46,400	Iino Kaiun Kaisha Ltd.	219,105
4,580	IJT Technology Holdings Co. Ltd.	34,448
3,900	Imagica Robot Holdings, Inc.	32,368
6,200	Imasen Electric Industrial	64,099
400	Imuraya Group Co. Ltd.	12,825
3,500	Inaba Denki Sangyo Co. Ltd.	147,588
13,200	Inabata & Co. Ltd.	194,196
5,600	Inageya Co. Ltd.	90,950
3,300	Ines Corp.	35,091
1,980	I-Net Corp.	34,991
3,000	Infocom Corp.	82,100
738,100	Infomart Corp.	9,201,909
2,300	Information Services International-Dentsu Ltd.	66,337
2,400	Innotech Corp.	31,080
500	Insource Co. Ltd.	11,032
2,800	Intage Holdings, Inc.	28,998
2,000	Inter Action Corp.	30,890
9,000	Internet Initiative Japan, Inc.	175,388
1,000	I-O Data Device, Inc.	10,285
3,000	Iriso Electronics Co. Ltd.	174,932
900	I’rom Group Co. Ltd.	15,607
6,900	Iseki & Co. Ltd.	126,380

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
38,800	Isetan Mitsukoshi Holdings Ltd.	$467,411
17,700	Ishihara Sangyo Kaisha Ltd.(b)	217,500
2,900	Isolite Insulating Products Co. Ltd.	19,296
1,700	Istyle, Inc.	21,787
3,600	Itbook Co. Ltd.(b)	17,579
11,000	Ito En Ltd.	490,408
26,200	Itochu Enex Co. Ltd.	254,467
14,200	Itochu Techno-Solutions Corp.	269,738
1,300	Itochu-Shokuhin Co. Ltd.	70,223
22,600	Itoham Yonekyu Holdings, Inc.	183,727
16,200	Itoki Corp.	90,262
3,900	IwaiCosmo Holdings, Inc.	51,202
2,300	Iwasaki Electric Co. Ltd.	33,426
10,000	Iwatani Corp.	338,058
37,100	Iyo Bank Ltd. (The)	255,485
7,500	Izumi Co. Ltd.	452,086
13,900	J Trust Co. Ltd.	110,887
42,500	J. Front Retailing Co. Ltd.	621,451
1,500	JAC Recruitment Co. Ltd.	32,008
7,600	Jaccs Co. Ltd.	165,166
900	Jalux, Inc.	25,354
1,900	Jamco Corp.	42,056
3,900	Janome Sewing Machine Co. Ltd.	24,590
4,000	Japan Airport Terminal Co. Ltd.	189,599
7,400	Japan Asia Group Ltd.	31,171
17,900	Japan Asset Marketing Co. Ltd.(b)	20,331
16,000	Japan Aviation Electronics Industry Ltd.	275,312
1,900	Japan Cash Machine Co. Ltd.	20,697
219,100	Japan Display, Inc.(b)	282,166
700	Japan Investment Adviser Co. Ltd.	32,867
4,800	Japan Lifeline Co. Ltd.	103,285
4,500	Japan Material Co. Ltd.	62,742
3,900	Japan Medical Dynamic Marketing, Inc.	36,902
1,100	Japan Oil Transportation Co. Ltd.	31,185
900	Japan Property Management Center Co., Ltd.	10,729
4,200	Japan Pulp & Paper Co. Ltd.	181,237
13,700	Japan Securities Finance Co. Ltd.	76,332
17,600	Japan Steel Works Ltd. (The)	430,969
20,000	Japan Transcity Corp.	102,491
18,800	Japan Wool Textile Co. Ltd. (The)	164,772
6,000	JBCC Holdings, Inc.	70,670
2,500	JCU Corp.	65,108
6,000	Jeol Ltd.	59,616
41,900	Jimoto Holdings, Inc.	62,579
1,500	JINS, Inc.	84,515
3,600	JK Holdings Co. Ltd.	27,978
3,500	JMS Co. Ltd.	21,285
Shares		Value
JAPAN (continued)
2,800	Joban Kosan Co. Ltd.	$46,802
3,400	J-Oil Mills, Inc.	115,852
7,500	Joshin Denki Co. Ltd.	226,714
8,500	JP-Holdings, Inc.	27,215
4,900	JSP Corp.	124,412
35,100	JSR Corp.	672,084
10,900	Juki Corp.	112,885
4,800	Juroku Bank Ltd. (The)	130,287
3,300	Justsystems Corp.	66,818
64,900	JVC Kenwood Corp.	181,672
27,900	kabu.com Securities Co. Ltd.	92,572
8,600	Kadokawa Dwango Corp.	91,449
9,700	Kaga Electronics Co. Ltd.	216,529
1,400	Kagome Co. Ltd.	42,696
14,700	Kakaku.com, Inc.	309,211
27,395	Kaken Pharmaceutical Co. Ltd.	1,418,567
600	Kakiyasu Honten Co. Ltd.	14,139
1,000	Kameda Seika Co. Ltd.	51,066
13,800	Kamei Corp.	192,903
16,600	Kamigumi Co. Ltd.	346,801
1,800	Kanaden Corp.	21,088
1,000	Kanagawa Chuo Kotsu Co. Ltd.	34,253
7,600	Kanamoto Co. Ltd.	236,194
18,000	Kandenko Co. Ltd.	187,220
105,000	Kaneka Corp.	922,148
1,300	Kaneko Seeds Co. Ltd.	18,765
44,000	Kanematsu Corp.	630,792
1,800	Kanematsu Electronics Ltd.	58,758
24,051	Kansai Mirai Financial Group, Inc.(b)	200,255
10,100	Kanto Denka Kogyo Co. Ltd.	94,393
1,400	Kappa Create Co. Ltd.	17,028
11,900	Kasai Kogyo Co. Ltd.	148,358
1,000	Katakura & Co-op Agri Corp.	10,589
2,600	Kato Sangyo Co. Ltd.	88,128
4,500	Kato Works Co. Ltd.	121,339
2,400	KAWADA Technologies, Inc.	151,536
500	Kawagishi Bridge Works Co. Ltd.	18,759
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	98,220
67,000	Kawasaki Kisen Kaisha Ltd.(b)	1,214,587
8,700	Keihan Holdings Co. Ltd.	316,286
15,900	Keihanshin Building Co. Ltd.	132,245
30,200	Keihin Corp.	620,664
40,000	Keiyo Bank Ltd. (The)	176,005
7,800	Keiyo Co. Ltd.	37,460
1,600	Kel Corp.	16,985
2,600	Kenko Mayonnaise Co. Ltd.	79,640
9,800	Kewpie Corp.	243,127
1,825	KEY Coffee, Inc.	34,928
2,000	KFC Holdings Japan Ltd.	35,595
3,100	Kimura Chemical Plants Co. Ltd.	12,226
500	Kinki Sharyo Co. Ltd. (The)(b)	10,942

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
1,400	Kintetsu Department Store Co. Ltd.(b)	$49,895
5,800	Kintetsu World Express, Inc.	116,503
500	Ki-Star Real Estate Co. Ltd.	12,284
5,900	Kitagawa Iron Works Co. Ltd.	142,256
2,600	Kita-Nippon Bank Ltd. (The)	60,736
21,000	Kitano Construction Corp.	74,936
7,900	Kito Corp.	147,098
34,300	Kitz Corp.	304,303
20,700	Kiyo Bank Ltd. (The)	348,965
2,500	KLab, Inc.	28,753
7,300	Koa Corp.	159,429
22,000	Koatsu Gas Kogyo Co. Ltd.	184,161
1,000	Kobe Bussan Co. Ltd.	49,278
300	Kobe Electric Railway Co. Ltd.(b)	10,719
124,100	Kobe Steel Ltd.(b)	1,217,526
9,600	Kohnan Shoji Co. Ltd.	209,317
1,300	Kohsoku Corp.	15,893
300	Koike Sanso Kogyo Co. Ltd.	7,928
5,900	Kojima Co. Ltd.(b)	28,282
13,800	Kokuyo Co. Ltd.	233,384
800	KOMAIHALTEC, Inc.	17,400
3,400	Komatsu Wall Industry Co. Ltd.	69,633
2,100	KOMEDA Holdings Co. Ltd.	40,323
800	Komehyo Co. Ltd.	13,615
9,900	Komeri Co. Ltd.	235,603
5,100	Konaka Co. Ltd.	23,718
6,300	Kondotec, Inc.	57,639
90,600	Konica Minolta, Inc.	811,077
6,300	Konishi Co. Ltd.	104,122
10,700	Konoike Transport Co. Ltd.	169,952
1,300	Konoshima Chemical Co. Ltd.	8,976
5,100	Kosaido Co. Ltd.	24,174
2,000	Koshidaka Holdings Co. Ltd.	23,002
3,400	Kotobuki Spirits Co. Ltd.	158,726
2,000	Kourakuen Holdings Corp.	28,923
2,500	Krosaki Harima Corp.	187,587
4,200	KRS Corp.	114,189
44,112	K’s Holdings Corp.	495,898
2,000	KU Holdings Co. Ltd.	16,796
4,700	Kumagai Gumi Co. Ltd.	164,352
12,067	Kumiai Chemical Industry Co. Ltd.	108,999
15,679	Kura Corp.	945,101
63,000	Kurabo Industries Ltd.	196,637
6,400	Kureha Corp.	440,156
2,100	Kurimoto Ltd.	39,496
8,100	Kurita Water Industries Ltd.	236,158
900	Kuriyama Holdings Corp.	16,146
2,000	Kusuri No Aoki Holdings Co. Ltd.	146,671
11,100	KYB Corp.	519,188
3,300	Kyodo Printing Co. Ltd.	89,572
6,700	Kyoei Steel Ltd.	130,866
Shares		Value
JAPAN (continued)
9,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	$156,602
1,400	Kyokuto Securities Co. Ltd.	18,869
2,000	Kyokuyo Co. Ltd.	62,246
6,500	KYORIN Holdings, Inc.	131,901
3,540	Kyoritsu Maintenance Co. Ltd.	175,393
400	Kyoritsu Printing Co. Ltd.	1,342
18,000	Kyosan Electric Manufacturing Co. Ltd.	111,237
3,500	Kyowa Electronic Instruments Co. Ltd.	13,491
19,800	Kyowa Exeo Corp.	535,662
2,700	Kyowa Leather Cloth Co. Ltd.	24,461
7,000	Kyudenko Corp.	279,837
125,940	Kyushu Financial Group, Inc.	644,258
700	LAC Co. Ltd.	10,918
7,000	Lasertec Corp.	206,591
1,200	LEC, Inc.	51,406
88,600	Leopalace21 Corp.	486,521
2,400	Life Corp.	57,245
282,600	Lifull Co. Ltd.	1,769,172
700	Like Co. Ltd.	10,154
500	Linical Co. Ltd.	11,099
3,800	Link and Motivation, Inc.	42,991
32,200	Lintec Corp.	946,000
400	M&A Capital Partners Co. Ltd.(b)	25,220
99,300	M3, Inc.	3,769,874
3,700	Mabuchi Motor Co. Ltd.	181,666
10,450	Macnica Fuji Electronics Holdings, Inc.	176,542
38,400	Maeda Corp.	450,916
2,400	Maeda Kosen Co. Ltd.	46,148
29,000	Maeda Road Construction Co. Ltd.	559,952
32,000	Makino Milling Machine Co. Ltd.	256,996
4,100	Mamezou Holdings Co. Ltd.	37,511
4,600	Mandom Corp.	143,371
1,800	Mani, Inc.	77,351
500	Marklines Co. Ltd.	9,051
7,700	Marubun Corp.	57,019
38,000	Marudai Food Co. Ltd.	162,107
400	Marufuji Sheet Piling Co. Ltd.	9,659
11,700	Maruha Nichiro Corp.	434,767
27,000	Marui Group Co. Ltd.	535,098
6,900	Maruichi Steel Tube Ltd.	237,271
700	Maruka Machinery Co. Ltd.	12,852
7,800	Marusan Securities Co. Ltd.	65,294
2,500	Maruwa Co. Ltd.	191,611
2,000	Maruyama Manufacturing Co., Inc.	33,055
20,000	Maruzen Showa Unyu Co. Ltd.	95,336
6,400	Marvelous, Inc.	48,652
2,900	Matsuda Sangyo Co. Ltd.	41,782
7,700	Matsui Construction Co. Ltd.	65,489

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
16,400	Matsui Securities Co. Ltd.	$163,098
700	Matsuya Foods Co. Ltd.	23,101
6,000	Max Co. Ltd.	85,051
8,400	Maxell Holdings Ltd.	138,153
2,400	Maxvalu Nishinihon Co. Ltd.	38,099
3,700	Maxvalu Tokai Co. Ltd.	81,071
8,800	MCJ Co. Ltd.	64,929
31,590	Mebuki Financial Group, Inc.	112,443
2,900	MEC Co. Ltd.	59,419
500	Media Do Holdings Co. Ltd.	10,285
800	Medical Data Vision Co. Ltd.(b)	11,998
2,800	Medical System Network Co. Ltd.	11,394
1,400	Megachips Corp.(b)	31,903
12,300	Megmilk Snow Brand Co. Ltd.	306,139
58,000	Meidensha Corp.	217,860
6,300	Meiko Electronics Co. Ltd.	130,772
2,600	Meiko Network Japan Co. Ltd.	26,252
12,000	Meisei Industrial Co. Ltd.	96,910
5,500	Meitec Corp.	272,504
13,200	Meiwa Corp.	57,255
2,000	Meiwa Estate Co. Ltd.	12,252
2,800	Menicon Co. Ltd.	72,019
500	Metawater Co. Ltd.	14,689
4,500	Michinoku Bank Ltd. (The)	72,039
3,500	Micronics Japan Co. Ltd.	29,893
9,900	Mie Kotsu Group Holdings, Inc.	51,972
5,900	Mikuni Corp.	32,715
2,474	Milbon Co. Ltd.	121,913
6,700	Mimasu Semiconductor Industry Co. Ltd.	113,010
2,900	Ministop Co. Ltd.	54,854
10,800	Miraca Holdings, Inc.	312,945
16,940	Mirait Holdings Corp.	259,974
2,300	Miroku Jyoho Service Co. Ltd.	55,271
9,100	Misawa Homes Co. Ltd.	79,513
6,400	Mitani Corp.	297,634
4,000	Mitani Sangyo Co. Ltd.	12,449
6,900	Mito Securities Co. Ltd.	24,067
15,700	Mitsuba Corp.	135,075
11,800	Mitsubishi Logisnext Co. Ltd.	145,106
7,000	Mitsubishi Logistics Corp.	159,576
55,400	Mitsubishi Materials Corp.	1,570,612
11,900	Mitsubishi Paper Mills Ltd.(b)	69,177
4,200	Mitsubishi Pencil Co. Ltd.	80,984
1,600	Mitsubishi Research Institute, Inc.	61,673
2,800	Mitsubishi Shokuhin Co. Ltd.	74,849
13,000	Mitsuboshi Belting Ltd.	160,444
4,300	Mitsui Engineering & Shipbuilding Co. Ltd.(b)	61,299
5,300	Mitsui High-Tec, Inc.	68,019
14,000	Mitsui Home Co. Ltd.	96,910
2,100	Mitsui Matsushima Co. Ltd.	29,712
Shares		Value
JAPAN (continued)
16,100	Mitsui Mining & Smelting Co.Ltd.	$635,706
42,900	Mitsui Osk Lines Ltd.	1,108,805
3,100	Mitsui Sugar Co. Ltd.	93,986
47,000	Mitsui-Soko Holdings Co. Ltd.(b)	148,799
10,300	Mixi, Inc.	270,546
2,400	Miyaji Engineering Group, Inc.	43,121
4,300	Miyazaki Bank Ltd. (The)	130,367
1,800	Miyoshi Oil & Fat Co. Ltd.	22,199
3,800	Mizuno Corp.	124,554
24,976	Mochida Pharmaceutical Co. Ltd.	1,807,055
4,300	Modec, Inc.	119,984
30,200	Monex Group, Inc.	150,169
600	Monogatari Corp. (The)	55,270
99,000	Monotaro Co. Ltd.	4,967,044
900	Moresco Corp.	13,732
5,200	Morinaga & Co. Ltd.	240,898
17,200	Morinaga Milk Industry Co. Ltd.	566,078
8,400	Morita Holdings Corp.	171,208
2,000	Morito Co. Ltd.	16,742
2,400	Mory Industries, Inc.	73,622
3,000	MrMax Holdings Ltd.	17,252
6,200	MTI Ltd.	34,489
3,100	Mugen Estate Co. Ltd.	30,136
8,600	Musashi Seimitsu Industry Co. Ltd.	292,268
3,100	Musashino Bank Ltd. (The)	95,649
300	N Field Co. Ltd.	4,553
10,800	Nabtesco Corp.	333,712
5,100	NAC Co. Ltd.	44,744
5,200	Nachi-Fujikoshi Corp.	241,828
1,300	Nadex Co. Ltd.	12,173
800	Nafco Co. Ltd.	13,122
1,800	Nagaileben Co. Ltd.	47,650
3,500	Nagano Bank Ltd.	57,846
1,700	Nagano Keiki Co. Ltd.	20,114
34,600	Nagase & Co. Ltd.	559,467
5,000	Nagatanien Holdings Co. Ltd.	67,522
149,414	Nagoya Railroad Co. Ltd.	3,746,875
11,000	Nakabayashi Co. Ltd.	67,880
900	Nakamoto Packs Co. Ltd.	15,937
600	Nakamura Choukou Co. Ltd.(b)	11,548
91,729	Nakanishi, Inc.	1,915,550
4,300	Nakano Corp.	27,266
3,800	Nakayama Steel Works Ltd.	22,294
2,000	Nakayamafuku Co. Ltd.	12,807
8,000	Nankai Electric Railway Co. Ltd.	219,649
1,400	Nanto Bank Ltd. (The)	36,510
1,100	Natori Co. Ltd.	18,210
4,700	NEC Capital Solutions Ltd.	79,444
9,300	NEC Networks & System Integration Corp.	223,486
11,000	NET One Systems Co. Ltd.	239,351

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
2,700	New Japan Radio Co. Ltd.(b)	$19,149
1,700	Nextage Co. Ltd.	12,467
1,200	Nexyz Group Corp.	18,320
9,300	NH Foods Ltd.	369,289
86,500	NHK Spring Co. Ltd.	862,563
1,800	Nice Holdings, Inc.	21,507
31,000	Nichias Corp.	382,596
3,000	Nichiban Co. Ltd.	80,490
5,900	Nichiha Corp.	216,603
12,300	Nichii Gakkan Co.	138,824
12,650	Nichi-Iko Pharmaceutical Co. Ltd.	179,543
24,000	Nichirei Corp.	556,991
2,760	Nichirin Co. Ltd.	59,660
13,400	Nifco, Inc.	403,864
2,000	Nihon Chouzai Co. Ltd.	53,052
5,500	Nihon Dempa Kogyo Co. Ltd.	25,873
700	Nihon Denkei Co. Ltd.	10,705
16,600	Nihon House Holdings Co. Ltd.	87,146
8,700	Nihon Kohden Corp.	234,199
14,500	Nihon Nohyaku Co. Ltd.	87,922
12,000	Nihon Parkerizing Co. Ltd.	177,615
5,200	Nihon Plast Co. Ltd.	47,947
1,600	Nihon Tokushu Toryo Co. Ltd.	33,169
15,300	Nihon Unisys Ltd.	352,345
10,000	Nihon Yamamura Glass Co. Ltd.	17,350
19,300	Nikkiso Co. Ltd.	202,122
17,000	Nikkon Holdings Co. Ltd.	459,911
400	Nippi, Inc.	14,130
28,000	Nippo Corp.	525,869
4,000	Nippon Air Conditioning Services Co. Ltd.	29,799
2,300	Nippon Carbide Industries Co. Inc.	40,687
200	Nippon Carbon Co. Ltd.	11,483
3,100	Nippon Chemical Industrial Co. Ltd.	119,769
3,800	Nippon Chemi-Con Corp.	132,201
300	Nippon Chemiphar Co. Ltd.	12,436
77,600	Nippon Coke & Engineering Co. Ltd.	81,892
7,500	Nippon Concrete Industries Co. Ltd.	22,537
38,000	Nippon Denko Co. Ltd.	112,829
8,000	Nippon Densetsu Kogyo Co. Ltd.	164,844
21,400	Nippon Electric Glass Co. Ltd.	689,952
56,800	Nippon Express Co. Ltd.	3,708,268
2,800	Nippon Filcon Co. Ltd.	15,300
15,500	Nippon Flour Mills Co. Ltd.	261,579
5,400	Nippon Gas Co. Ltd.	260,788
7,500	Nippon Hume Corp.	61,843
180,135	Nippon Kayaku Co. Ltd.	2,047,593
1,500	Nippon Kinzoku Co. Ltd.	27,232
1,300	Nippon Kodoshi Corp.	35,112
Shares		Value
JAPAN (continued)
8,700	Nippon Koei Co. Ltd.	$239,257
2,100	Nippon Koshuha Steel Co. Ltd.	14,968
336,100	Nippon Light Metal Holdings Co. Ltd.	757,476
56,500	Nippon Paper Industries Co. Ltd.	924,192
37,600	Nippon Parking Development Co. Ltd.	59,520
3,100	Nippon Pillar Packing Co. Ltd.	42,141
4,700	Nippon Piston Ring Co. Ltd.	92,264
33	Nippon Prologis REIT, Inc. REIT	66,729
4,000	Nippon Rietec Co. Ltd.	56,593
3,000	Nippon Road Co. Ltd. (The)	160,980
800	Nippon Seisen Co. Ltd.	33,985
9,000	Nippon Sharyo Ltd.(b)	24,308
27,300	Nippon Sheet Glass Co. Ltd.(b)	284,927
6,000	Nippon Shokubai Co. Ltd.	428,207
11,400	Nippon Signal Co. Ltd.	110,009
32,000	Nippon Soda Co. Ltd.	187,452
8,748	Nippon Steel & Sumikin Bussan Corp.	448,294
85,800	Nippon Suisan Kaisha Ltd.	421,269
600	Nippon Systemware Co. Ltd.	10,839
8,000	Nippon Thompson Co. Ltd.	58,382
4,300	Nippon Valqua Industries Ltd.	141,519
64,000	Nippon Yusen KK	1,230,032
42,200	Nipro Corp.	513,654
14,600	Nishimatsu Construction Co. Ltd.	415,874
3,500	Nishimatsuya Chain Co. Ltd.	37,750
19,200	Nishi-Nippon Financial Holdings, Inc.	228,721
127,740	Nishi-Nippon Railroad Co. Ltd.	3,361,008
3,900	Nishio Rent All Co. Ltd.	123,472
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	29,620
1,200	Nissei ASB Machine Co. Ltd.	64,607
5,500	Nissei Build Kogyo Co. Ltd.	58,485
1,500	Nissei Plastic Industrial Co. Ltd.	17,064
4,600	Nissha Co. Ltd.	94,950
6,800	Nisshin Fudosan Co. Ltd.	41,901
8,000	Nisshin Oillio Group Ltd. (The)	222,153
15,124	Nisshin Steel Co. Ltd.	212,222
55,568	Nisshinbo Holdings, Inc.	609,278
5,600	Nissin Corp.	128,412
14,200	Nissin Electric Co. Ltd.	122,805
19,400	Nissin Kogyo Co. Ltd.	331,213
3,200	Nitta Corp.	126,352
3,400	Nitta Gelatin, Inc.	24,660
3,700	Nittan Valve Co. Ltd.	11,780
14,400	Nitto Boseki Co. Ltd.	357,762
10,100	Nitto Kogyo Corp.	172,978
2,600	Nitto Kohki Co. Ltd.	61,620
12,000	Nitto Seiko Co. Ltd.	79,310
13,100	Nittoc Construction Co. Ltd.	83,182

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
1,300	Nittoku Engineering Co. Ltd.	$35,635
3,200	Noda Corp.	33,570
1,200	Noevir Holdings Co. Ltd.	78,773
34,000	NOF Corp.	1,117,471
2,700	Nohmi Bosai Ltd.	53,920
6,500	Nojima Corp.	133,354
43,900	NOK Corp.	878,667
5,000	Nomura Co. Ltd.	106,471
58,300	Nomura Real Estate Holdings, Inc.	1,269,602
2,100	Noritake Co. Ltd.	114,564
3,800	Noritsu Koki Co. Ltd.	72,218
6,600	Noritz Corp.	110,969
62,900	North Pacific Bank Ltd.	226,140
2,000	Nozawa Corp.	22,179
4,100	NS Solutions Corp.	108,023
4,600	NS United Kaiun Kaisha Ltd.	95,032
3,100	NSD Co. Ltd.	66,483
190,200	NTN Corp.	831,801
12,500	NTT Urban Development Corp.	128,672
1,000	Nuflare Technology, Inc.	61,351
2,200	Obara Group, Inc.	129,070
1,800	Odelic Co. Ltd.	70,509
27,000	Oenon Holdings, Inc.	110,110
5,600	Ogaki Kyoritsu Bank Ltd. (The)	146,392
36,722	Ohsho Food Service Corp.	2,177,408
7,245	Oiles Corp.	148,963
4,600	Oita Bank Ltd. (The)	162,089
11,100	Okabe Co. Ltd.	108,900
800	Okada Aiyon Corp.	11,963
8,000	Okamoto Industries, Inc.	91,938
900	Okamoto Machine Tool Works Ltd.	29,500
11,900	Okamura Corp.	171,239
42,000	Okasan Securities Group, Inc.	199,830
15,000	Oki Electric Industry Co. Ltd.	183,115
3,200	Okinawa Cellular Telephone Co.	122,774
2,921	Okinawa Electric Power Co., Inc. (The)	63,585
1,800	OKK Corp.	18,078
7,000	OKUMA Corp.	393,149
4,800	Okumura Corp.	157,546
5,200	Okura Industrial Co. Ltd.	121,193
10,000	Okuwa Co. Ltd.	100,434
2,600	ONO Sokki Co. Ltd.	19,881
4,200	Onoken Co. Ltd.	72,232
26,000	Onward Holdings Co. Ltd.	176,488
300	Open Door, Inc.(b)	5,742
4,800	Open House Co. Ltd.	262,290
3,400	OPT Holding, Inc.	74,316
3,600	Optex Group Co. Ltd.	105,764
1,800	Organo Corp.	46,910
108,000	Orient Corp.	150,677
2,000	Origin Electric Co. Ltd.	40,746
Shares		Value
JAPAN (continued)
6,400	Osaka Organic Chemical Industry Ltd.	$85,226
4,800	Osaka Soda Co. Ltd.	142,092
2,700	OSAKA Titanium Technologies Co. Ltd.	38,877
17,400	Osaki Electric Co. Ltd.	126,047
12,500	OSG Corp.	280,709
17,100	OSJB Holdings Corp.	42,209
500	OUG Holdings, Inc.	12,561
8,000	Outsourcing Inc.	171,927
24,900	Pacific Industrial Co. Ltd.	406,853
3,100	Pacific Metals Co. Ltd.(b)	89,134
2,450	Pack Corp. (The)	77,894
1,400	PAL Group Holdings Co. Ltd.	32,942
5,050	PALTAC Corp.	266,467
18,556	Paramount Bed Holdings Co. Ltd.	784,126
4,500	Parco Co. Ltd.	50,950
10,500	Park24 Co. Ltd.	294,862
3,000	Pasco Corp.(b)	7,673
1,900	Pasona Group, Inc.	32,234
9,100	PC Depot Corp.	44,029
700	Pca Corp.	10,042
4,100	Pegasus Sewing Machine Manufacturing Co. Ltd.	37,584
57,100	Penta-Ocean Construction Co. Ltd.	358,487
1,300	Pepper Food Service Co. Ltd.	47,377
152,500	PeptiDream, Inc.(b)	5,925,971
700	PIA Corp.	34,369
6,200	Pilot Corp.	357,090
6,600	Piolax, Inc.	160,020
141,100	Pioneer Corp.(b)	191,810
3,500	Plenus Co. Ltd.	56,531
1,300	Poletowin Pitcrew Holdings, Inc.	30,856
62,000	Press Kogyo Co. Ltd.	390,359
8,000	Pressance Corp.	121,486
6,000	Prestige International, Inc.	69,812
15,000	Prima Meat Packers Ltd.	75,258
2,300	Proto Corp.	28,263
14,400	PS Mitsubishi Construction Co. Ltd.	77,914
1,200	Punch Industry Co. Ltd.	11,440
3,700	Qol Co. Ltd.	60,754
1,100	Quick Co. Ltd.	17,580
17,400	Raito Kogyo Co. Ltd.	190,316
2,000	Rasa Industries Ltd.	51,120
3,800	Raysum Co. Ltd.	59,269
7,800	Recomm Co. Ltd.	17,509
2,300	Relia, Inc.	33,158
19,000	Relo Group, Inc.	514,019
1,100	Renaissance, Inc.	23,758
2,000	Renesas Easton Co. Ltd.	9,856
111,840	Rengo Co. Ltd.	1,021,228
1,800	RENOVA, Inc.(b)	34,112

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
14,700	Renown, Inc.(b)	$18,142
9,900	Resorttrust, Inc.	181,151
1,000	Retail Partners Co. Ltd.	13,665
3,000	Rheon Automatic Machinery Co. Ltd.	50,172
9,200	Ricoh Leasing Co. Ltd.	300,317
4,800	Right On Co. Ltd.	46,835
2,900	Riken Corp.	158,467
6,500	Riken Keiki Co. Ltd.	140,388
19,000	Riken Technos Corp.	96,347
900	Riken Vitamin Co. Ltd.	34,208
3,000	Ringer Hut Co. Ltd.	64,258
900	Rion Co. Ltd.	20,243
16,200	Riso Kagaku Corp.	336,272
8,500	Riso Kyoiku Co. Ltd.	66,060
1,800	Rock Field Co. Ltd.	29,588
11,400	Rohto Pharmaceutical Co. Ltd.	341,546
1,400	Rokko Butter Co. Ltd.	29,023
3,600	Roland DG Corp.	83,999
1,700	Rorze Corp.	34,528
25,800	Round One Corp.	383,026
5,400	Royal Holdings Co. Ltd.	142,516
400	RS Technologies Co. Ltd.	24,040
5,400	RVH Inc.(b)	15,647
13,600	Ryobi Ltd.	453,070
3,000	Ryoden Corp.	47,301
7,500	Ryosan Co. Ltd.	282,721
1,800	S Foods, Inc.	70,590
3,500	Sac’s Bar Holdings, Inc.	30,363
1,000	Sagami Rubber Industries Co. Ltd.	22,806
2,200	Saibu Gas Co. Ltd.	58,357
4,700	Saizeriya Co. Ltd.	97,392
5,600	Sakai Chemical Industry Co. Ltd.	156,258
1,400	Sakai Heavy Industries Ltd.	46,953
1,800	Sakai Moving Service Co. Ltd.	95,139
1,800	Sakai Ovex Co. Ltd.	41,243
9,300	Sakata INX Corp.	133,576
1,400	Sakura Internet, Inc.	9,340
18,700	Sala Corp.	118,072
5,100	SAMTY Co. Ltd.	90,036
600	San Holdings, Inc./Japan	13,077
1,000	San ju San Financial Group, Inc.(b)	19,255
2,300	San-A Co. Ltd.	105,523
31,000	San-Ai Oil Co. Ltd.	397,013
8,400	Sanden Holdings Corp.(b)	111,033
2,600	Sanei Architecture Planning Co. Ltd.	45,971
20,350	Sangetsu Corp.	390,748
40,800	San-In Godo Bank Ltd. (The)	382,038
3,300	Sanix, Inc.(b)	10,949
47,000	Sanken Electric Co. Ltd.	254,724
2,200	Sanko Gosei Ltd.	9,779
800	Sanko Metal Industrial Co. Ltd.	25,399
Shares		Value
JAPAN (continued)
147,859	Sankyo Co. Ltd.	$5,818,357
12,300	Sankyo Tateyama, Inc.	156,094
10,400	Sankyu, Inc.	546,903
14,600	Sanoh Industrial Co. Ltd.	94,926
4,600	Sanoyas Holdings Corp.	9,092
83,274	Sanrio Co. Ltd.	1,567,695
1,000	Sansei Landic Co. Ltd.	10,553
4,300	Sansha Electric Manufacturing Co. Ltd.	51,762
6,800	Sanshin Electronics Co. Ltd.	118,771
30,800	Sanwa Holdings Corp.	349,277
500	Sanyei Corp.	18,110
3,800	Sanyo Chemical Industries Ltd.	175,701
1,800	Sanyo Denki Co. Ltd.	98,359
1,300	Sanyo Electric Railway Co. Ltd.	32,100
2,400	Sanyo Housing Nagoya Co. Ltd.	25,993
800	Sanyo Industries Ltd.	15,855
12,000	Sanyo Special Steel Co. Ltd.	310,370
2,100	Sanyo Trading Co. Ltd.	38,783
19,800	Sapporo Holdings Ltd.	477,757
1,500	SATO Holdings Corp.	43,800
2,700	Sato Shoji Corp.	31,850
4,100	Satori Electric Co. Ltd.	33,734
7,800	Sawada Holdings Co. Ltd.(b)	70,246
25,722	Sawai Pharmaceutical Co. Ltd.	1,212,314
3,500	SAXA Holdings, Inc.	74,686
8,500	SBS Holdings, Inc.	101,181
1,900	Scala, Inc.	18,267
2,900	SCREEN Holdings Co. Ltd.	211,376
8,200	Scroll Corp.	42,608
600	Seed Co. Ltd./Tokyo	11,526
57,700	Sega Sammy Holdings, Inc.	918,535
800	Seibu Electric Industry Co. Ltd.	27,617
3,200	Seika Corp.	67,941
1,300	Seikagaku Corp.	17,788
11,400	Seikitokyu Kogyo Co. Ltd.(b)	74,834
12,500	Seiko Holdings Corp.	274,337
38,300	Seino Holdings Co. Ltd.	667,591
12,300	Seiren Co. Ltd.	220,116
6,600	Sekisui Plastics Co. Ltd.	60,620
256,558	Senko Group Holdings Co. Ltd.	2,014,559
2,000	Senshu Electric Co. Ltd.	59,831
83,320	Senshu Ikeda Holdings, Inc.	295,828
8,800	Senshukai Co. Ltd.(b)	41,397
13,000	Septeni Holdings Co. Ltd.	20,927
4,000	Seria Co. Ltd.	183,875
79,700	Seven Bank Ltd.	240,921
1,200	Shibaura Electronics Co. Ltd.	50,762
11,000	Shibaura Mechatronics Corp.	37,777
3,400	Shibusawa Warehouse Co. Ltd. (The)	50,811
4,400	Shibuya Corp.	140,876
1,400	Shidax Corp.	5,121
500	SHIFT, Inc.(b)	21,486
42,000	Shiga Bank Ltd. (The)	221,992
4,400	Shikibo Ltd.	51,982

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
4,700	Shikoku Bank Ltd. (The)	$60,276
14,000	Shikoku Chemicals Corp.	199,830
8,100	Shikoku Electric Power Co., Inc.	108,010
3,600	Shima Seiki Manufacturing Ltd.	194,786
12,749	Shimachu Co. Ltd.	404,766
3,000	Shimamura Co. Ltd.	280,642
1,800	Shimizu Bank Ltd. (The)	34,595
3,100	Shin Nippon Air Technologies Co. Ltd.	44,941
3,400	Shin Nippon Biomedical Laboratories Ltd.(b)	15,204
3,200	Shinagawa Refractories Co. Ltd.	124,921
2,900	Shindengen Electric Manufacturing Co. Ltd.	137,459
2,000	Shin-Etsu Polymer Co. Ltd.	17,976
26,200	Shinko Electric Industries Co. Ltd.	250,249
12,700	Shinko Plantech Co. Ltd.	119,827
18,000	Shinmaywa Industries Ltd.	217,645
8,400	Shinnihon Corp.	106,150
5,600	Shinoken Group Co. Ltd.	98,563
15,600	Shinsei Bank Ltd.	245,409
2,200	Shinsho Corp.	64,240
900	Shinwa Co. Ltd.	19,857
8,800	Ship Healthcare Holdings, Inc.	341,171
3,000	Shizuki Electric Co., Inc.	21,571
27,900	Shizuoka Gas Co. Ltd.	259,500
800	Shoei Co. Ltd.	34,128
2,400	Shoei Foods Corp.	83,066
700	Shofu, Inc.	8,545
1,000	Showa Aircraft Industry Co. Ltd.	10,553
19,600	Showa Corp.	328,843
40,200	Showa Denko KK	1,912,659
6,400	Showa Sangyo Co. Ltd.	168,564
1,100	Showa Shinku Co. Ltd.	18,200
5,200	Siix Corp.	118,496
3,000	Sinanen Holdings Co. Ltd.	74,292
31,000	Sinfonia Technology Co. Ltd.	108,125
2,600	Sinko Industries Ltd.	47,854
2,100	SK-Electronics Co. Ltd.	35,045
101,000	SKY Perfect JSAT Holdings, Inc.	481,447
5,000	Skylark Co. Ltd.	72,620
17,000	SMK Corp.	48,348
5,600	SMS Co. Ltd.	113,688
11,200	Sodick Co. Ltd.	101,868
2,400	Softbank Technology Corp.	42,692
3,500	Softbrain Co. Ltd.	14,743
1,000	Softcreate Holdings Corp.	15,597
200	Software Service, Inc.	14,220
5,400	Sogo Medical Co. Ltd.	106,295
2,400	Sohgo Security Services Co. Ltd.	109,681
315,700	Sojitz Corp.	1,143,483
Shares		Value
JAPAN (continued)
1,700	Soken Chemical & Engineering Co. Ltd.	$30,970
3,000	Solasto Corp.	28,842
6,000	Sotetsu Holdings, Inc.	185,396
2,900	Sourcenext Corp.	22,071
18,500	Sparx Group Co. Ltd.	43,348
700	SPK Corp.	16,915
400	S-Pool, Inc.	5,545
400	SRA Holdings, Inc.	11,591
4,600	St. Marc Holdings Co. Ltd.	111,858
500	Star Mica Co. Ltd.	10,119
5,600	Star Micronics Co. Ltd.	100,366
111,700	Start Today Co. Ltd.	4,480,387
4,900	Starts Corp., Inc.	113,412
2,200	Starzen Co. Ltd.	117,068
2,200	St-Care Holding Corp.	13,694
3,200	Stella Chemifa Corp.	99,307
1,400	Step Co. Ltd.	20,221
200	Strike Co. Ltd.	6,681
1,300	Studio Alice Co. Ltd.	29,961
3,100	Sugi Holdings Co. Ltd.	166,069
2,700	Sugimoto & Co. Ltd.	47,207
7,200	Sumida Corp.	77,335
700	Suminoe Textile Co. Ltd.	19,376
104,000	Sumitomo Bakelite Co. Ltd.	1,046,371
6,900	Sumitomo Densetsu Co. Ltd.	119,222
67,800	Sumitomo Forestry Co. Ltd.	1,104,179
27,400	Sumitomo Heavy Industries Ltd.	948,334
25,300	Sumitomo Mitsui Construction Co. Ltd.	198,210
609,474	Sumitomo Osaka Cement Co. Ltd.	2,899,791
7,000	Sumitomo Precision Products Co. Ltd.	23,476
19,100	Sumitomo Riko Co. Ltd.	212,839
39,703	Sumitomo Rubber Industries Ltd.	655,473
3,800	Sumitomo Seika Chemicals Co. Ltd.	189,295
9,400	Sun Frontier Fudousan Co. Ltd.	112,818
2,200	Suncall Corp.	13,950
3,600	Sun-Wa Technos Corp.	50,516
36,400	Suruga Bank Ltd.	325,863
9,990	Suzuken Co. Ltd.	436,445
4,700	Suzuki Co. Ltd.	39,007
7,400	SWCC Showa Holdings Co. Ltd.	48,312
6,800	Systena Corp.	83,012
1,100	Syuppin Co. Ltd.	18,042
7,000	T&K Toka Co. Ltd.	80,633
3,200	T. Hasegawa Co. Ltd.	69,400
3,400	T. RAD Co. Ltd.	98,368
3,240	Tachibana Eletech Co. Ltd.	56,243
1,800	Tachikawa Corp.	22,022
7,800	Tachi-S Co. Ltd.	130,448
36,700	Tadano Ltd.	472,638

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
3,000	Taihei Dengyo Kaisha Ltd.	$77,217
33,430	Taiheiyo Cement Corp.	1,050,901
9,600	Taiho Kogyo Co. Ltd.	107,749
5,000	Taikisha Ltd.	144,882
300	Taisei Lamick Co., Ltd.	8,425
3,000	Taiyo Holdings Co. Ltd.	129,052
38,500	Taiyo Yuden Co. Ltd.	1,144,860
3,300	Takaoka Toko Co. Ltd.	51,795
17,700	Takara Holdings, Inc.	206,261
30,600	Takara Leben Co. Ltd.	103,993
11,000	Takara Standard Co. Ltd.	195,180
5,200	Takasago International Corp.	177,418
161,092	Takasago Thermal Engineering Co. Ltd.	3,159,458
1,800	Takashima & Co. Ltd.	34,369
122,000	Takashimaya Co. Ltd.	1,019,076
3,100	Take And Give Needs Co. Ltd.	46,022
1,000	Takebishi Corp.	15,222
5,500	Takeei Corp.	51,402
5,700	Takeuchi Manufacturing Co. Ltd.	132,336
3,300	Takisawa Machine Tool Co. Ltd.	53,684
9,000	Takuma Co. Ltd.	110,110
6,800	Tama Home Co. Ltd.	64,464
1,900	Tamron Co. Ltd.	35,701
29,000	Tamura Corp.	191,405
1,500	Tanabe Engineering Corp.	13,536
1,950	Tanseisha Co. Ltd.	23,910
1,200	Tateru, Inc.	19,983
16,300	Tatsuta Electric Wire and Cable Co. Ltd.	92,568
9,000	Tayca Corp.	188,105
10,700	TBK Co. Ltd.	48,995
1,600	Techmatrix Corp.	32,439
600	Techno Medica Co. Ltd.	11,354
400	TechnoPro Holdings, Inc.	25,363
58,600	Teijin Ltd.	1,090,086
1,100	Teikoku Electric Manufacturing Co. Ltd.	14,225
2,000	Tekken Corp.	52,014
700	Tenpos Holdings Co. Ltd.	13,616
900	T-Gaia Corp.	21,781
7,900	THK Co. Ltd.	213,724
3,800	Tigers Polymer Corp.	26,338
21,266	TIS, Inc.	1,019,414
6,000	Toa Corp.	61,602
5,200	Toa Corp.	134,633
58,000	Toa Oil Co. Ltd.	123,454
2,200	Toa Road Corp.	75,357
39,450	Toagosei Co. Ltd.	461,129
56,100	Tobishima Corp.	101,849
500	Tobu Store Co. Ltd.	14,913
17,100	TOC Co. Ltd.	126,933
8,800	Tocalo Co. Ltd.	100,423
34,700	Tochigi Bank Ltd. (The)	127,858
Shares		Value
JAPAN (continued)
34,000	Toda Corp.	$297,080
1,100	Toda Kogyo Corp.	31,136
2,000	Toei Co. Ltd.	209,632
4,200	Toenec Corp.	124,330
59,000	Toho Bank Ltd. (The)	234,280
4,000	Toho Co. Ltd.	82,887
71,289	Toho Gas Co. Ltd.	2,425,924
6,900	Toho Holdings Co. Ltd.	169,577
5,000	Toho Titanium Co. Ltd.	54,733
6,800	Toho Zinc Co. Ltd.	251,469
2,600	Tohoku Bank Ltd. (The)	32,833
15,000	Tokai Carbon Co. Ltd.	275,142
4,800	Tokai Corp.	105,045
19,000	TOKAI Holdings Corp.	187,935
1,200	Tokai Lease Co. Ltd.	22,344
17,100	Tokai Rika Co. Ltd.	353,577
20,000	Tokai Tokyo Financial Holdings, Inc.	114,833
3,084	Tokushu Tokai Paper Co. Ltd.	119,151
10,800	Tokuyama Corp.	339,990
1,200	Tokyo Base Co. Ltd.(b)	6,654
28,100	Tokyo Dome Corp.	234,973
1,500	Tokyo Electron Device Ltd.	28,547
7,000	Tokyo Energy & Systems, Inc.	76,376
2,600	Tokyo Individualized Educational Institute, Inc.	27,368
5,000	Tokyo Keiki, Inc.	52,632
8,800	Tokyo Ohka Kogyo Co. Ltd.	318,347
400	Tokyo Rakutenchi Co. Ltd.	17,779
5,300	Tokyo Rope Manufacturing Co. Ltd.	84,988
2,500	Tokyo Sangyo Co. Ltd.	15,874
6,800	Tokyo Seimitsu Co. Ltd.	230,184
27,500	Tokyo Steel Manufacturing Co. Ltd.	235,366
65,900	Tokyo Tatemono Co. Ltd.	884,639
4,400	Tokyo Tekko Co. Ltd.	68,942
6,275	Tokyo Ty Financial Group, Inc.	144,227
1,700	Tokyotokeiba Co. Ltd.	68,873
12,500	Tokyu Construction Co. Ltd.	125,878
197,600	Tokyu Fudosan Holdings Corp.	1,339,541
27,000	Toli Corp.	87,171
1,100	Tomen Devices Corp.	28,175
7,300	Tomoe Corp.	31,011
1,300	Tomoe Engineering Co. Ltd.	27,799
8,200	Tomoku Co. Ltd.	151,584
26,700	TOMONY Holdings, Inc.	119,871
25,400	Tomy Co. Ltd.	209,897
1,700	Tonami Holdings Co. Ltd.	100,192
10,300	Topcon Corp.	177,877
17,200	Toppan Forms Co. Ltd.	174,746
8,100	Topre Corp.	212,977
7,200	Topy Industries Ltd.	197,040
1,500	Torex Semiconductor Ltd.	19,183
4,000	TORIDOLL Holdings Corp.	88,754
2,500	Torii Pharmaceutical Co. Ltd.	60,345

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
500	Torikizoku Co. Ltd.	$10,880
5,000	Torishima Pump Manufacturing Co. Ltd.	45,522
13,000	Tosei Corp.	127,657
26,000	Toshiba Machine Co. Ltd.	126,727
9,300	Toshiba Plant Systems & Services Corp.	205,521
41,000	Toshiba TEC Corp.	238,340
2,000	Tosho Co. Ltd.	71,278
5,900	Totetsu Kogyo Co. Ltd.	178,612
12,100	Towa Bank Ltd. (The)	129,316
5,500	Towa Corp.	54,009
3,300	Towa Pharmaceutical Co. Ltd.	183,276
26,800	Toyo Construction Co. Ltd.	114,328
600	Toyo Denki Seizo KK	9,074
6,500	Toyo Engineering Corp.(b)	42,029
17,800	Toyo Ink SC Holdings Co. Ltd.	486,330
1,200	TOYO KANETSU K.K	40,889
4,000	Toyo Machinery & Metal Co. Ltd.	27,617
16,000	Toyo Securities Co. Ltd.	35,916
62,500	Toyo Seikan Group Holdings Ltd.	1,146,984
108,374	Toyo Suisan Kaisha Ltd.	3,915,673
1,500	Toyo Tanso Co. Ltd.	42,861
30,900	Toyo Tire & Rubber Co. Ltd.	486,098
2,000	Toyo Wharf & Warehouse Co. Ltd.	31,248
47,000	Toyobo Co. Ltd.	793,597
36,000	Toyoda Gosei Co. Ltd.	907,928
9,200	Toyota Boshoku Corp.	169,906
8,900	TPR Co. Ltd.	225,336
1,200	Trancom Co. Ltd.	88,003
2,600	Transcosmos, Inc.(b)	66,991
500	Tri Chemical Laboratories, Inc.	20,055
5,200	Trusco Nakayama Corp.	131,052
12,500	TS Tech Co. Ltd.	513,683
47,000	Tsubakimoto Chain Co.	430,846
1,600	Tsubakimoto Kogyo Co. Ltd.	53,517
700	Tsudakoma Corp.(b)	12,671
4,000	Tsugami Corp.	38,313
4,500	Tsukada Global Holdings, Inc.	25,717
20,833	Tsukuba Bank Ltd.	52,914
7,100	Tsukui Corp.	64,196
8,800	Tsumura & Co.	285,293
1,200	Tsurumi Manufacturing Co. Ltd.	23,149
7,000	TTK Co. Ltd.	50,145
3,900	Tv Tokyo Holdings Corp.	108,648
13,184	UACJ Corp.	285,694
38,580	Ube Industries Ltd.	1,033,377
4,200	Uchida Yoko Co. Ltd.	132,970
600	Ueki Corp.	14,451
2,500	UKC Holdings Corp.	50,977
7,200	Ulvac, Inc.	281,715
12,000	Uniden Holdings Corp.	35,308
Shares		Value
JAPAN (continued)
1,000	UNIMAT Retirement Community Co. Ltd.	$13,791
18,500	Unipres Corp.	374,583
2,600	United Arrows Ltd.	101,033
9,300	United Super Markets Holdings, Inc.	106,877
700	United, Inc./Japan	14,562
6,200	Unitika Ltd.(b)	37,095
3,900	Universal Entertainment Corp.(b)	127,309
3,700	Unizo Holdings Co. Ltd.	68,431
4,000	Urbanet Corp. Co. Ltd.	13,200
8,600	U-Shin Ltd.(b)	56,839
2,100	UT Group Co. Ltd.(b)	73,058
8,800	Utoc Corp.	41,240
600	V Technology Co. Ltd.	105,871
10,500	Valor Holdings Co. Ltd.	225,184
2,200	Vector, Inc.(b)	47,496
2,800	VIA Holdings, Inc.(b)	18,656
1,400	Village Vanguard Co. Ltd.	12,646
400	Vision, Inc./Tokyo Japan(b)	15,007
11,200	Vital KSK Holdings, Inc.	115,691
600	Vitec Holdings Co. Ltd.	11,644
16,200	VT Holdings Co. Ltd.	82,293
11,500	Wacoal Holdings Corp.	316,259
4,100	Wacom Co. Ltd.	20,791
4,600	Wakachiku Construction Co. Ltd.	69,855
5,900	Wakita & Co. Ltd.	70,812
7,600	Warabeya Nichiyo Holdings Co. Ltd.	155,718
300	Watahan & Co. Ltd.	8,211
2,700	WATAMI Co. Ltd.	32,502
900	Wdb Holdings Co. Ltd.	31,351
600	Weathernews, Inc.	18,781
5,900	West Holdings Corp.	46,487
1,000	Will Group, Inc.	10,124
1,100	WIN-Partners Co. Ltd.	16,380
400	World Holdings Co. Ltd.	12,735
1,000	Wowow, Inc.	30,273
8,700	Xebio Holdings Co. Ltd.	129,549
1,000	Y.A.C. Holdings Co. Ltd.	7,808
4,000	Yachiyo Industry Co. Ltd.	45,861
6,000	Yahagi Construction Co. Ltd.	49,743
1,000	Yakuodo Co. Ltd.	34,342
11,000	YAMABIKO Corp.	144,024
400	Yamada Consulting Group Co. Ltd.	10,893
236,438	Yamada Denki Co. Ltd.	1,171,459
8,400	Yamagata Bank Ltd. (The)	189,839
51,000	Yamaguchi Financial Group, Inc.	577,436
5,400	Yamaichi Electronics Co. Ltd.	67,419
45,000	Yamanashi Chuo Bank Ltd. (The)	170,237
1,800	Yamashin-Filter Corp.	18,481

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
5,100	Yamatane Corp.	$94,141
2,600	Yamato Corp.	16,719
800	Yamaya Corp.	20,842
4,200	Yamazaki Baking Co. Ltd.	104,235
100	Yamazawa Co. Ltd.	1,667
10,300	Yamazen Corp.	105,105
1,200	Yaoko Co. Ltd.	62,031
700	Yashima Denki Co. Ltd.	5,760
600	Yasunaga Corp.	10,635
4,700	Yellow Hat Ltd.	135,769
10,100	Yokogawa Bridge Holdings Corp.	186,075
22,300	Yokohama Reito Co. Ltd.	200,234
42,500	Yokohama Rubber Co. Ltd. (The)	906,140
1,000	Yokowo Co. Ltd.	17,636
400	Yomiuri Land Co. Ltd.	17,118
1,400	Yondoshi Holdings, Inc.	31,627
9,700	Yorozu Corp.	154,069
2,700	Yoshinoya Holdings Co. Ltd.	45,638
3,600	Yotai Refractories Co. Ltd.	25,016
6,800	Yuasa Trading Co. Ltd.	221,366
2,700	Yuken Kogyo Co. Ltd.	63,024
1,100	Yume No Machi Souzou Iinkai Co. Ltd.	25,234
4,700	Yumeshin Holdings Co. Ltd.	48,297
15,000	Yurtec Corp.	123,284
900	Yushiro Chemical Industry Co. Ltd.	12,822
3,600	Zenrin Co. Ltd.	98,198
14,300	Zensho Holdings Co. Ltd.	318,318
52,000	Zeon Corp.	585,503
1,500	ZERIA Pharmaceutical Co. Ltd.	33,162
3,700	ZIGExN Co., Ltd.(b)	29,219
4,000	Zojirushi Corp.	51,442
		293,330,901
JERSEY CHANNEL ISLANDS — 0.1%
416,743	Centamin Plc	650,922
135,039	Novocure Ltd.(b)	4,591,326
87,473	Phoenix Group Holdings	791,055
6,152	Randgold Resources Ltd.	457,839
225	Sanne Group PLC	2,085
		6,493,227
JORDAN — 0.0%
29,542	Hikma Pharmaceuticals Plc	636,300
LIECHTENSTEIN — 0.0%
502	Liechtensteinische Landesbank AG	29,963
690	VP Bank AG	134,634
		164,597
LUXEMBOURG — 0.1%
19,503	APERAM SA	920,895
Shares		Value
LUXEMBOURG (continued)
60,129	d’Amico International Shipping SA(b)	$12,164
1,249	Eurofins Scientific SE	681,475
22,500	L’Occitane International SA	39,444
217,574	SES SA	4,349,292
4,631	Stabilus SA	394,229
1,389	Sword Group	56,848
		6,454,347
MACAU — 0.0%
99,000	Macau Legend Development Ltd.(b)	17,532
MALAYSIA — 0.2%
45,750	7-Eleven Malaysia Holdings Berhad	16,657
75,100	Aeon Co. (M) Berhad	42,123
9,450	Aeon Credit Service M Berhad	34,778
314,490	Affin Holdings Berhad	198,829
585,500	AirAsia Group Berhad	512,763
402,900	AirAsia X Berhad(b)	36,672
297,900	Alliance Bank Malaysia Berhad	293,869
844,400	Ammb Holdings Berhad	835,052
20,100	Amway Malaysia Holdings Berhad	37,233
39,200	Ann Joo Resources Berhad	18,708
29,700	APM Automotive Holdings Berhad	25,937
146,000	Astro Malaysia Holdings Berhad	65,727
32,700	Batu Kawan Berhad	139,970
109,200	Berjaya Assets Berhad(b)	9,268
855,519	Berjaya Corp. Berhad(b)	63,138
99,600	Berjaya Land Berhad(b)	6,370
75,119	Berjaya Sports Toto Berhad	43,612
95,200	Bermaz Auto Berhad	51,054
61,300	BIMB Holdings Berhad	59,867
579,307	Boustead Holdings Berhad	339,176
83,160	Boustead Plantation Berhad	26,186
6,800	British American Tobacco Malaysia Berhad	57,344
596,400	Bumi Armada Berhad(b)	104,902
96,750	Bursa Malaysia Berhad	186,122
63,400	CAB Cakaran Corp. Bhd	14,661
60,400	Cahya Mata Sarawak Berhad	46,804
19,400	Carlsberg Brewery-Malaysia Berhad	91,345
98,060	CB Industrial Product Holding Berhad	30,395
229,000	Dagang NeXchange Bhd	23,097
70,800	Datasonic Group Berhad	14,108
121,160	Dialog Group Berhad	98,955
151,900	DRB-Hicom Berhad	82,956
2,300	Dutch Lady Milk Industries Berhad	37,852
181,174	Eastern & Oriental Berhad	68,191
150,900	Eco World Development Group Berhad(b)	46,402

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
MALAYSIA (continued)
75,500	Engtex Group Berhad	$20,431
275,850	Evergreen Fibreboard Berhad	34,608
636,100	Felda Global Ventures Holdings Berhad	270,714
2,200	Fraser & Neave Holdings Berhad	20,209
225,400	Gadang Holdings Berhad	41,587
158,800	Gamuda Berhad	151,182
31,000	Genting Plantations Berhad	71,304
115,950	George Kent Malaysia Berhad	40,789
54,366	Globetronics Technology Berhad	33,435
27,600	Goldis Berhad	19,792
41,100	GuocoLand Malaysia Berhad	9,403
28,500	Hai-O Enterprise Berhad	30,849
152,480	HAP Seng Consolidated Berhad	367,602
93,500	Hap Seng Plantations Holdings Berhad	52,443
119,600	Hartalega Holdings Berhad	180,945
26,100	Heineken Malaysia Berhad	145,492
44,500	Hengyuan Refining Co Berhad	74,550
47,600	Heveaboard Berhad	10,070
126,300	Hiap Teck Venture Bhd(b)	11,807
240,700	Hibiscus Petroleum Berhad(b)	57,140
24,700	Hong Leong Industries Berhad	66,110
567,280	IJM Corp. Berhad	273,522
36,700	IJM Plantations Berhad	20,946
79,131	Inari Amertron Berhad	47,693
104,400	Insas Berhad	23,114
217,600	Ioi Properties Group Berhad	101,707
67,500	Jaks Resources Berhad(b)	17,601
59,079	Kenanga Investment Bank Berhad	11,046
45,100	Kian JOO CAN Factory Berhad	29,401
66,600	Kossan Rubber Industries	71,925
262,100	KPJ Healthcare Berhad	67,701
293,574	KSL Holdings Berhad(b)	64,276
41,900	Kumpulan Perangsang Selangor Berhad	19,997
9,700	Lafarge Malaysia Berhad(b)	7,564
157,800	Landmarks Berhad(b)	28,241
295,460	LBS Bina Group Berhad	67,596
17,600	Lii Hen Industries BHD	12,166
79,000	Lingkaran Trans Kota Holdings Berhad	84,344
16,920	LPI Capital Berhad	69,761
15,900	Magni-Tech Industries Berhad	18,775
430,873	Mah Sing Group Berhad	137,795
83,300	Malakoff Corp Berhad	19,877
73,050	Malayan Flour Mills Berhad	23,002
137,923	Malaysia Airports Holdings Berhad	313,847
340,001	Malaysia Building Society Berhad	93,678
27,400	Malaysian Pacific Industries Berhad	72,393
Shares		Value
MALAYSIA (continued)
248,800	Malaysian Resources Corp. Berhad	$47,434
82,600	Malton Berhad	13,513
71,500	Matrix Concepts Holdings Berhad	36,585
165,400	Media Prima Berhad(b)	21,769
36,900	Mega First Corp. Berhad	32,134
125,370	MKH Berhad	44,412
316,100	MMC Corp. Berhad	114,309
68,250	MNRB Holdings Berhad(b)	32,908
21,200	Muda Holdings Bhd	9,387
84,500	Mudajaya Group Berhad(b)	11,953
103,000	Muhibbah Engineering M Berhad	77,028
191,100	My EG Services Berhad	58,294
33,800	Padini Holdings Berhad	49,889
2,600	Panasonic Manufacturing Malaysia Berhad	24,804
45,300	Paramount Corp. Berhad	20,728
31,100	Pestech International Berhad(b)	11,629
23,600	Petron Malaysia Refining & Marketing Berhad	45,691
63,700	Pie Industrial Berhad	24,289
94,300	POS Malaysia Berhad	102,303
32,300	Press Metal Aluminium Holdings Berhad	37,981
173,308	Protasco Berhad	23,449
57,980	QL Resources Berhad	85,579
1,175,100	Sapura Energy Berhad(b)	174,892
64,857	Sarawak Oil Palms Berhad	49,460
26,600	Scientex Berhad	51,695
26,900	Serba Dinamik Holdings Berhad	25,808
51,400	Shangri-La Hotels (Malaysia) Berhad	74,476
71,700	Sime Darby Berhad	44,449
124,600	SKP Resources Berhad	45,671
171,039	SP Setia Berhad	124,966
60,366	SP Setia Berhad	12,623
60,223	Sunway Berhad	22,667
88,466	Sunway Construction Group Berhad	41,567
129,900	Supermax Corp. Berhad	139,646
35,000	Syarikat Takaful Malaysia Berhad	33,924
52,236	Ta Ann Holdings Berhad	33,025
269,700	TA Enterprise Berhad	43,125
195,360	TA Global Berhad	14,418
126,800	TAN Chong Motor Holdings Berhad	53,964
22,300	Telekom Malaysia Berhad	21,779
33,400	TH Plantations Berhad	5,752
21,800	Thong Guan Industries Berhad	14,587
34,760	Time dotCom Berhad	70,119
76,500	Tiong NAM Logistics Holdings	19,760
79,220	Top Glove Corp. Berhad	197,612
162,832	Tropicana Corp. Berhad	34,449

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
MALAYSIA (continued)
43,600	TSH Resources Berhad	$12,871
51,400	Tune Protect Group Berhad	11,886
14,700	Uchi Technologies Berhad	11,174
41,800	UEM Edgenta Berhad	22,005
341,908	UEM Sunrise Berhad(b)	76,961
55,400	UMW Holdings Berhad(b)	81,771
564,026	UMW Oil & Gas Corp Berhad(b)	40,932
122,900	Unisem M Berhad	79,212
23,700	United Malacca Berhad	35,565
20,800	United Plantations Berhad	138,155
217,100	UOA Development Berhad	128,177
78,875	VS Industry Berhad	32,598
68,900	Wah Seong Corp. Berhad(b)	22,543
123,137	WCT Holdings Berhad(b)	30,141
86,300	Westports Holdings Berhad	78,551
126,900	Yinson Holdings Berhad	143,914
43,014	YNH Property Berhad(b)	14,391
783,926	YTL Corp. Berhad	260,344
151,164	YTL Power International Berhad	45,368
		10,711,614
MALTA — 0.0%
54,127	Kindred Group Plc - SDR	698,983
MEXICO — 0.2%
728,983	Alfa SAB de CV - Series A	992,694
104,738	Alpek SAB de CV	176,851
82,188	Alsea SAB de CV	283,195
170,367	Axtel SAB de CV - CPO Units(b)	35,193
10,593	Banco del Bajio SA	25,088
14,700	Becle Sab De Cv	20,491
51,537	Bolsa Mexicana de Valores SAB de CV	96,782
17,900	Concentradora Fibra Danhos SA de CV REIT	29,494
183,251	Consorcio ARA SAB de CV	68,039
58,388	Controladora Vuela Cia de Aviacion SAB de CV(b)	42,825
7,600	Corp Inmobiliaria Vesta SAB de CV	11,825
25,361	Corp. Actinver SAB de CV	18,098
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	67,695
27,300	Corp. Moctezuma SAB de CV	114,340
1,260	Corporativo Fragua SAB de CV	18,084
75,642	Credito Real SAB de CV SOFOM ER	106,334
24,124	Elementia SAB de CV(b)	17,927
182,900	Fibra Uno Administracion SA de CV REIT	264,177
129,006	Genomma Lab Internacional SAB de CV - Class B(b)	102,580
256,213	Gentera SAB de CV	276,589
15,205	Gruma SAB de CV - Series B	196,530
Shares		Value
MEXICO (continued)
45,853	Grupo Aeromexico SAB de CV(b)	$69,600
16,818	Grupo Aeroportuario del Centro Norte SAB de CV	102,247
169,244	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,600,929
63,812	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,139,784
10,788	Grupo Carso SAB de CV - Series A1	44,917
113,912	Grupo Cementos de Chihuahua SAB de CV	734,222
58,415	Grupo Comercial Chedraui SA de CV	143,172
9,143	Grupo Elektra SAB de CV	342,050
45,428	Grupo Famsa SAB de CV - Class A(b)	30,468
14,608	Grupo Financiero Banorte SAB de CV - Series O	101,894
29,254	Grupo Gicsa SA de CV(b)	14,299
92,311	Grupo Herdez SAB de CV	198,711
26,671	Grupo Industrial Saltillo SAB de CV	39,711
17,079	Grupo KUO SAB de CV - Series B	42,153
42,298	Grupo Lala SAB de CV	45,004
9,061	Grupo Rotoplas SAB de CV	11,717
19,200	Grupo Sanborns SAB de CV	19,985
15,920	Grupo Simec SAB de CV - Series B(b)	52,114
51,350	Hoteles City Express SAB de CV(b)	66,620
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	420,775
33,147	Industrias Bachoco SAB de CV - Series B	163,621
140,613	Industrias CH SAB de CV - Series B(b)	654,865
17,015	Industrias Penoles SAB de CV	288,487
39,900	Infraestructura Energetica Nova SAB de CV	195,264
15,801	Kimberly-Clark de Mexico SAB de CV - Class A	29,096
166,313	La Comer SAB de CV(b)	182,931
72,900	Macquarie Mexico Real Estate Management SA de CV REIT	80,067
90	Medica Sur SAB de CV - Series B	181
44,125	Megacable Holdings SAB de CV - CPO Shares	211,726
153,670	Mexichem SAB de CV	537,745
62,689	Minera Frisco SAB de CV(b)	26,908
118,273	Nemak SAB de CV	97,536
11,623	Organizacion Cultiba SAB de CV	9,354

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
MEXICO (continued)
124,599	Organizacion Soriana SAB de CV - Series B(b)	$235,323
24,222	Prologis Property Mexico SA de CV REIT	48,190
30,304	Promotora y Operadora de Infraestructura SAB de CV	313,027
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	8,381
19,043	Qualitas Controladora SAB de CV - Class I	51,005
16,267	Rassini SAB de CV	59,507
16,731	Rassini SAB de CV - Series A	35,010
99,209	Regional SAB de CV	604,535
21,201	Telesites Sab De Cv(b)	15,687
202,323	TV Azteca SAB de CV - CPO Shares	25,293
37,764	Unifin Financiera SAB de CV SOFOM ENR	104,897
13,935	Vitro SAB de CV - Series A	43,747
		12,207,586
MONACO — 0.0%
12,500	Endeavour Mining Corp.(b)	228,697
MONGOLIA — 0.0%
714,500	Mongolian Mining Corp.(b)	10,833
NETHERLANDS — 0.3%
28,432	Aalberts Industries NV	1,289,976
9,560	Accell Group NV	198,985
474,548	Aegon NV	3,130,803
6,845	AMG Advanced Metallurgical Group NV	405,011
4,136	Amsterdam Commodities NV	96,970
36,737	Arcadis NV	671,866
8,704	ASM International NV	503,199
9,157	Atrium European Real Estate Ltd.	40,903
12,018	BE Semiconductor Industries NV	261,389
3,301	Beter Bed Holding NV	23,044
22,362	BinckBank NV	135,451
89,180	Boskalis Westminster	2,736,363
48	Brack Capital Properties NV(b)	5,369
3,196	Brunel International NV	52,321
9,766	Corbion NV	334,601
11,506	Euronext NV	715,105
3,081	Forfarmers Nv	35,019
20,791	Fugro NV - CVA(b)	299,887
8,133	Funcom Nv(b)	18,895
8,519	Gemalto NV(b)	496,887
11,509	GrandVision NV	264,449
10,014	Heijmans NV - CVA(b)	128,105
2,073	Hunter Douglas NV	159,503
3,058	IMCD Group NV	222,239
19,284	Intertrust Nv	335,990
8,679	KAS Bank NV - CVA	98,950
Shares		Value
NETHERLANDS (continued)
4,211	Kendrion NV	$182,192
48,973	Koninklijke BAM Groep NV	201,234
75,512	Koninklijke KPN NV	218,541
32,497	Koninklijke Vopak NV	1,530,648
669	Nederland Apparatenfabriek	36,142
8,863	Nostrum Oil & Gas Plc(b)	23,266
2,476	NSI NV REIT	96,558
15,773	OCI NV(b)	476,964
20,929	Ordina NV	48,555
29,673	Philips Lighting NV	823,036
29,823	PostNL NV	117,837
33,388	QIAGEN NV(b)	1,209,914
28,961	Randstad NV	1,837,536
128,034	SBM Offshore NV	1,988,975
237	Shop Apotheke Europe NV(b)	13,857
10,300	Sligro Food Group NV	426,366
86,230	SNS REAAL NV(a)(b)(c)	0
8,477	TKH Group NV	530,816
26,326	TomTom NV(b)	269,669
4,395	Van Lanschot Kempen NV	121,287
12,798	Wessanen	190,508
		23,005,181
NEW ZEALAND — 0.2%
320,760	Air New Zealand Ltd.	709,453
6,753	CBL Corp. Ltd.(a)(c)	10,943
100,435	Chorus Ltd.	295,047
105,881	Contact Energy Ltd.	417,133
19,426	Ebos Group Ltd.	267,463
23,408	Freightways Ltd.	126,841
34,123	Genesis Energy Ltd.	59,308
53,576	Heartland Bank Ltd.	62,445
36,913	Infratil Ltd.	87,053
15,798	Kathmandu Holdings Ltd.	33,165
76,737	Kiwi Property Group Ltd.	70,872
22,834	Mainfreight Ltd.	430,801
28,706	Metlifecare Ltd.	120,722
21,524	New Zealand Refining Co. Ltd. (The)	35,650
56,805	NZME Ltd.	32,074
45,243	NZX Ltd.	33,921
73,491	PGG Wrightson Ltd.	32,058
80,140	Pike River Coal Ltd.(a)(b)(c)	0
226,520	Port of Tauranga Ltd.	768,890
23,490	Restaurant Brands New Zealand Ltd.	122,482
15,128	Sanford Ltd.	78,778
74,844	Skellerup Holdings Ltd.	104,578
127,402	SKY Network Television Ltd.	235,328
229,886	SKYCITY Entertainment Group Ltd.	620,492
55,636	Summerset Group Holdings Ltd.	293,132
835	Synlait Milk Ltd.(b)	6,192
29,035	Tilt Renewables Ltd.	42,153
8,994	Tourism Holdings, Ltd.	37,395

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
43,782	Tower Ltd.(b)	$22,381
82,337	Trade Me Group Ltd.	272,186
29,035	TrustPower Ltd.	116,762
25,065	Vector Ltd.	56,549
17,197	Warehouse Group Ltd. (The)	23,677
271,586	Xero Ltd.(b)	8,635,934
23,522	Z Energy Ltd.	115,114
		14,376,972
NORWAY — 0.3%
71,942	ABG Sundal Collier Holding ASA	51,156
1,087	AF Gruppen ASA	16,858
49,880	Akastor ASA(b)	103,348
57,652	Aker Solutions ASA(b)	394,400
18,643	American Shipping Co. ASA	65,597
14,276	Archer Ltd.(b)	16,015
18,135	Atea ASA	259,241
321,119	Austevoll Seafood ASA	4,677,035
17,720	Avance Gas Holding Ltd.(b)	50,401
16,972	Axactor Ab(b)	47,941
12,020	Bonheur ASA	171,827
26,216	Borregaard ASA	248,769
107,939	BW Offshore Ltd.(b)	586,895
240,038	DNO ASA(b)	508,377
59,488	DOF ASA(b)	58,418
3,173	Ekornes ASA	53,605
9,266	Entra ASA	135,185
14,366	Europris ASA	37,339
15,259	Fred Olsen Energy ASA(b)	13,619
35,356	Frontline Ltd.(b)	179,887
17,070	Grieg Seafood ASA	202,685
14,061	Hexagon Composites ASA(b)	46,975
1,295	Hoegh LNG Holdings, Ltd.	7,653
194,372	Kongsberg Automotive ASA(b)	226,384
5,903	Kongsberg Gruppen ASA	119,990
66,705	Kvaerner ASA(b)	120,053
101,377	Leroy Seafood Group ASA	797,429
88,759	NEL ASA(b)	35,148
16,893	Nordic Semiconductor ASA(b)	101,690
2,430	Norway Royal Salmon ASA	61,669
3,959	Norwegian Air Shuttle ASA(b)	115,761
13,655	Norwegian Finans Holding ASA(b)	166,572
19,361	Ocean Yield ASA	158,797
26,554	Odfjell Drilling Ltd.(b)	102,060
8,670	Odfjell SE - Class A	35,502
23,394	Otello Corp. ASA(b)	55,641
190,145	Petroleum Geo-Services ASA(b)	928,503
12,370	Protector Forsikring ASA(b)	93,268
62,858	Salmar ASA	3,207,383
9,808	Sbanken ASA	94,994
13,890	Scatec Solar ASA	106,942
4,209	Selvaag Bolig ASA	22,937
5,087	Sevan Marine ASA(b)	10,166
71,400	Ship Finance International Ltd.	1,038,870
Shares		Value
NORWAY (continued)
12,662	Solstad Farstad ASA(b)	$9,531
35,874	SpareBank 1 SR-Bank ASA	398,471
4,544	Spectrum ASA	32,423
116,544	Storebrand ASA	992,745
67,097	TGS Nopec Geophysical Co. ASA	2,558,301
5,672,301	Thin Film Electronics ASA(b)(c)	1,382,496
26,311	Tomra Systems ASA	543,855
14,551	Veidekke ASA	142,715
4,646	Wilh Wilhelmsen Holding ASA	116,198
12,395	XXL ASA	75,981
		21,785,701
PERU — 0.0%
224,400	Cia de Minas Buenaventura SAA - ADR	3,083,256
34,427	Hochschild Mining Plc	78,851
		3,162,107
PHILIPPINES — 0.0%
1,090,300	Alliance Global Group, Inc.(b)	244,730
190,966	Belle Corp.	11,543
300,300	Bloomberry Resorts Corp.(b)	59,263
86,020	Cebu Air, Inc.	113,954
104,400	Century Pacific Food, Inc.	30,472
133,952	China Banking Corp.	83,618
485,700	Cosco Capital, Inc.	55,791
130,900	Del Monte Pacific Ltd.	18,269
432,700	DMCI Holdings, Inc.	96,147
46,900	Doubledragon Properties Corp.(b)	22,918
148,350	East West Banking Corp.(b)	40,338
72,800	EEI Corp.(b)	14,778
165,200	Emperador, Inc.	22,647
374,754	Energy Development Corp.(b)	35,919
2,062,375	Filinvest Land, Inc.	55,147
86,000	First Gen Corp.	25,134
123,070	First Philippine Holdings Corp.	144,843
730	Globe Telecom, Inc.	25,225
6,567	GT Capital Holdings, Inc.	119,952
205,426	Integrated Micro-Electronics, Inc.	54,156
56,320	International Container Terminal Services, Inc.	94,388
1,274,700	Lopez Holdings Corp.	90,733
410,200	LT Group, Inc.	139,038
67,500	Manila Water Co., Inc.	33,683
166,300	Megawide Construction Corp.	59,938
1,778,696	Megaworld Corp.	155,412
352,300	Metro Pacific Investments Corp.	31,246
88,400	Nickel Asia Corp.	7,241
623,000	Pepsi-Cola Products Philippines, Inc.	26,396
864,600	Petron Corp.	144,575
124,300	Philex Mining Corp.	10,369
16,160	Philippine National Bank(b)	14,196

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
PHILIPPINES (continued)
99,100	Phoenix Petroleum Philippines, Inc.	$22,281
9,950	Pilipinas Shell Petroleum Corp.	10,549
105,900	Puregold Price Club, Inc.	90,236
104,253	Rizal Commercial Banking Corp.	58,894
409,407	Robinsons Land Corp.	150,950
41,000	Robinsons Retail Holdings, Inc.	65,934
43,571	Security Bank Corp.	166,555
136,040	Semirara Mining & Power Corp.	81,206
149,000	SSI Group, Inc.(b)	5,780
398,000	STI Education Systems Holdings, Inc.	8,094
6	Top Frontier Investment Holdings, Inc.(b)	29
161,290	Union Bank of Philippines, Inc.	256,794
860,500	Vista Land & Lifescapes, Inc.	97,222
		3,096,583
POLAND — 0.3%
1,147	Agora SA(b)	3,264
6,812	Alior Bank SA(b)	135,412
1,433	Amica SA	48,855
348	Apator SA	2,714
34,481	Asseco Poland SA	435,128
1,763	Bank Handlowy w Warszawie SA	36,179
76,172	Bank Millennium SA(b)	191,540
27,216	Boryszew SA(b)	50,266
1,938	Budimex SA	66,178
2,732	CCC SA	168,194
10,845	CD Projekt SA(b)	586,064
11,507	Ciech SA(b)	175,217
265	ComArch SA	12,689
29,092	Cyfrowy Polsat SA(b)	189,133
990	Dom Development SA	19,829
71,383	Enea SA(b)	187,115
682,022	Energa SA	1,670,205
5,380	Eurocash SA	27,233
1,397	Fabryki Mebli Forte SA(b)	17,583
7,502	Famur SA(b)	10,387
162,514	Getin Holding SA(b)	25,791
67,759	Getin Noble Bank SA(b)	18,169
8,283	Globe Trade Centre SA	21,032
8,378	Grupa Azoty SA	95,501
119	Grupa Azoty Zaklady Chemiczne Police SA	570
1,899	Grupa Kety SA	166,533
170,514	Grupa Lotos SA	3,041,977
49,265	Impexmetal SA(b)	57,829
1,298	Inter Cars SA	96,071
7,681	Jastrzebska Spolka Weglowa SA(b)	165,822
150,803	KGHM Polska Miedz SA	3,981,856
38,430	Lc Corp. SA	25,762
27	LPP SA	66,305
Shares		Value
POLAND (continued)
2,355	Lubelski Wegiel Bogdanka SA(b)	$39,951
23,981	Netia SA(b)	32,480
17,977	Orange Polska SA(b)	24,496
9,252	Orbis SA	226,319
1,145	Pfleiderer Group SA	12,219
753,112	PGE Polska Grupa Energetyczna SA(b)	2,025,636
4,313	PKP Cargo SA(b)	56,646
4,554	Polnord SA(b)	11,314
1,139,573	Polskie Gornictwo Naftowe I Gazownictwo SA(b)	1,721,193
36,927	Stalexport Autostrady SA	34,556
365	Stalprodukt SA	49,237
2,584,778	Tauron Polska Energia SA(b)	1,591,307
6,571	Trakcja SA	7,803
14,504	Vistula Group SA(b)	16,787
4,785	Warsaw Stock Exchange	50,669
2,786	Zespol Elektrowni Patnow Adamow Konin SA	7,128
		17,704,144
PORTUGAL — 0.0%
11,806	Altri SGPS SA	120,796
1,754,743	Banco Comercial Portugues SA(b)	550,730
1,231,589	Banco Espirito Santo SA(a)(b)(c)	0
8,821	CTT-Correios de Portugal SA	31,006
8,896	EDP - Energias de Portugal SA	36,294
29,184	Jeronimo Martins SGPS SA	434,426
50,535	Mota-Engil SGPS SA(b)	169,301
47,493	Navigator Co. SA (The)	271,236
82,150	NOS SGPS SA	478,579
25,877	REN - Redes Energeticas Nacionais SGPS SA	75,829
11,285	Semapa - Sociedade de Investimento e Gestao	265,241
39,997	Sonae Capital SGPS SA	41,953
241,425	Sonae SGPS SA	274,545
35,485	Teixeira Duarte SA(b)	9,834
		2,759,770
PUERTO RICO — 0.0%
69,600	Evertec, Inc.	1,621,680
24,600	Triple-S Management Corp. - Class B(b)	873,546
		2,495,226
QATAR — 0.0%
26,913	Qatar Navigation QSC	484,153
ROMANIA — 0.0%
13,747	NEPI Rockcastle Plc	127,369
RUSSIA — 0.3%
19,818	Evraz Plc	144,887
1,568,400	Gazprom PJSC	3,609,840

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
RUSSIA (continued)
1,373,778	Gazprom PJSC - ADR	$6,158,647
125,378	MegaFon PJSC - GDR	1,197,360
753,438	Petropavlovsk Plc(b)	67,642
3,821,152	Surgutneftegas OJSC	1,773,148
2,285,255,960	VTB Bank PJSC	1,766,056
128,400	Yandex NV - Class A(b)	4,617,264
		19,334,844
SAUDI ARABIA — 0.0%
807,611	Dar Al Arkan Real Estate Development Co.(b)	2,166,320
SINGAPORE — 0.2%
106,800	Accordia Golf Trust - Units	46,679
65,000	ASL Marine Holdings Ltd.(b)	4,775
35,000	Banyan Tree Holdings, Ltd.(b)	14,526
21,700	Best World International Ltd.	20,244
36,100	BOC Aviation Ltd.	227,205
7,400	Bonvests Holdings Ltd.	7,338
25,598	Boustead Projects Ltd.	17,017
48,229	Boustead Singapore Ltd.	29,228
32,000	Breadtalk Group Ltd.	27,267
40,000	Bukit Sembawang Estates Ltd.	164,249
33,692	BW LPG Ltd.(b)	152,792
42,000	China Aviation Oil Singapore Corp. Ltd.	46,278
116,500	Chip Eng Seng Corp. Ltd.	68,889
37,400	CITIC Envirotech Ltd.	17,170
72,800	ComfortDelGro Corp. Ltd.	125,669
82,600	COSCO Shipping International Singapore Co. Ltd.(b)	24,877
88,000	CW Group Holdings Ltd.(a)(c)	2,590
41,300	Delfi Ltd.	34,888
282,746	Ezion Holdings Ltd.(b)	16,823
130,121	Far East Orchard Ltd.	130,948
73,900	First Resources Ltd.	87,398
164,000	Fragrance Group Ltd.(b)	17,829
15,000	Frasers Property Ltd.	18,621
50,100	Frencken Group Ltd.	16,929
123,200	Geo Energy Resources Ltd.	21,720
59,100	GL Ltd.	33,862
940,500	Golden Agri-Resources Ltd.	193,440
58,000	GP Industries Ltd.	30,569
4,867	Grindrod Shipping Holdings Ltd.(b)	49,529
118,666	Guocoland Ltd.	176,951
89,200	Halcyon Agri Corp. Ltd.(b)	34,072
32,000	Hiap Hoe Ltd.	20,685
14,800	Hi-P International Ltd.	13,698
66,600	Ho Bee Land Ltd.	123,284
285,340	Hong Fok Corp. Ltd.	151,961
91,800	Hong Leong Asia Ltd.(b)	58,330
5,500	Hong Leong Finance Ltd.	10,827
9,000	Hour Glass Ltd. (The)	4,264
891,300	Hutchison Port Holdings Trust - Units	227,282
76,000	Hyflux Ltd.(b)(c)	8,988
Shares		Value
SINGAPORE (continued)
59,000	IGG, Inc.	$76,221
129,600	Indofood Agri Resources Ltd.	20,944
47,400	Japfa Ltd.	25,940
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)(c)	0
81,178	Keppel Infrastructure Trust - Units	31,008
166,600	Lian Beng Group Ltd.	61,801
42,000	Low Keng Huat Singapore Ltd.	18,511
75,000	Lum Chang Holdings Ltd.	18,731
39,000	M1 Ltd.	46,983
400,600	Midas Holdings Ltd.(a)(b)(c)	42,374
214,300	Olam International Ltd.	351,041
40,600	OUE Ltd.	47,419
45,408	Oxley Holdings Ltd.	12,008
26,250	Pan-United Corp. Ltd.	5,785
113,400	Penguin International Ltd.(b)	27,072
100,770	QAF Ltd.	64,029
66,275	Raffles Medical Group Ltd.	54,525
90,300	RHT Health Trust - Units	51,407
18,700	Riverstone Holdings Ltd./Singapore	15,110
239,250	Roxy-Pacific Holdings Ltd.	77,328
67,700	SATS Ltd.	258,099
259,600	Sembcorp Industries Ltd.	511,057
41,500	Sembcorp Marine Ltd.	55,787
97,000	Sheng Siong Group Ltd.	76,241
14,500	SIA Engineering Co. Ltd.	31,634
131,100	SIIC Environment Holdings Ltd.(b)	36,113
552,500	Sinarmas Land Ltd.	140,017
385,000	Singapore Airlines Ltd.	2,788,482
25,200	Singapore Exchange Ltd.	137,722
106,200	Singapore Post Ltd.	104,534
174,000	Singapore Reinsurance Corp. Ltd.	40,901
440,400	Stamford Land Corp. Ltd.	155,281
24,100	StarHub Ltd.	30,449
36,600	Sunningdale Tech Ltd.	36,833
66,500	Tiong Woon Corp Holding Ltd(b)	14,166
384,287	Tuan Sing Holdings Ltd.	114,325
53,187	UMS Holdings Ltd.	31,841
220,554	United Engineers Ltd.	434,190
345,792	United Industrial Corp. Ltd.	800,121
164,136	UOB-Kay Hian Holdings Ltd.	154,328
87,611	UOL Group Ltd.	461,432
33,000	Venture Corp. Ltd.	404,334
62,946	Vibrant Group Ltd.	9,201
179,912	Wheelock Properties (Singapore) Ltd.	289,424
30,300	Wing Tai Holdings Ltd.	46,073
26,250	Xinghua Port Holdings Ltd.(b)	3,211
871	XP Power Ltd.	41,042
96,800	Yongnam Holdings Ltd.(b)	18,132
		10,752,898

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH AFRICA — 0.4%
9,257	Adcock Ingram Holdings Ltd.	$45,169
67,486	Advtech Ltd.	80,466
31,692	Aeci Ltd.	254,763
9,268	African Oxygen Ltd.	19,940
42,506	African Rainbow Minerals Ltd.	366,454
10,747	Afrimat Ltd.	20,209
276,028	Alexander Forbes Group Holdings Ltd.	105,443
12,771	Allied Electronics Corp. Ltd. - A Shares(b)	15,227
38,527	Alviva Holdings Ltd.	54,715
169,393	Anglo American Platinum Ltd.	5,203,681
94,639	AngloGold Ashanti Ltd.	826,254
3,371	Assore Ltd.	70,403
5,497	Astral Foods Ltd.	121,900
44,855	Attacq Ltd.(b)	57,229
827,741	Aveng Ltd.(b)	5,658
61,658	AVI Ltd.	512,744
134,474	Barloworld Ltd.	1,294,954
40,840	Bidvest Group Ltd. (The)	580,925
174,597	Blue Label Telecoms Ltd.	122,387
1,957	Cashbuild Ltd.	46,244
15,038	Caxton and CTP Publishers and Printers Ltd.	12,277
5,038	City Lodge Hotels Ltd.	57,395
45,549	Clicks Group Ltd.	668,525
10,684	Clover Industries Ltd.	13,258
40,941	Coronation Fund Managers Ltd.	185,031
10,913	Curro Holdings Ltd.(b)	25,568
123,689	DataTec Ltd.	231,080
3,467	Distell Group Holdings Ltd.(b)	33,834
38,509	Exxaro Resources Ltd.	378,729
1,338	Famous Brands Ltd.(b)	11,469
12,286	Foschini Group Ltd. (The)	160,672
351,825	Gold Fields Ltd.	1,283,590
46,544	Grand Parade Investments Ltd.	6,822
194,690	Grindrod Ltd.(b)	116,067
38,114	Harmony Gold Mining Co. Ltd.	63,043
24,150	Hibernia REIT plc, REIT	94,821
1,317	Howden Africa Holdings Ltd.(b)	3,796
8,133	Hudaco Industries Ltd.	90,765
74,268	Hulamin Ltd.	27,863
6,197	Hyprop Investments Ltd. REIT	48,329
650,570	Impala Platinum Holdings Ltd.(b)	962,947
49,367	Imperial Holdings Ltd.	800,032
213,673	Investec Plc	1,547,550
1,143	Invicta Holdings Ltd.	2,882
7,257	JSE Ltd.	91,653
282,891	KAP Industrial Holdings Ltd.	153,611
13,412	Lewis Group Ltd.	30,455
29,431	Liberty Holdings Ltd.	258,157
140,751	Life Healthcare Group Holdings Ltd.	256,543
7,277	Massmart Holdings Ltd.	65,074
Shares		Value
SOUTH AFRICA (continued)
41,335	Mediclinic International Plc	$277,780
560,963	Merafe Resources Ltd.	64,755
12,050	Metrofile Holdings Ltd.	3,258
207,657	MMI Holdings, Ltd.	268,097
60,572	Mpact Ltd.	104,653
42,743	Mr Price Group Ltd.	763,288
171,949	Murray & Roberts Holdings Ltd.	235,969
158,303	Nampak Ltd.(b)	180,694
1,304	Net 1 UEPS Technologies, Inc.(b)	11,841
82,534	Netcare Ltd.	169,487
34,968	Northam Platinum Ltd.(b)	93,637
9,046	Oceana Group Ltd.	53,730
6,411	Omnia Holdings Ltd.	63,027
145,014	Peregrine Holdings Ltd.	230,062
63,578	Petra Diamonds Ltd.(b)	38,470
10,921	Pick’n Pay Stores Ltd.	61,781
5,508	Pioneer Foods Group Ltd.	48,523
437,098	PPC Ltd.(b)	211,785
6,040	PSG Group Ltd.	106,878
31,202	Raubex Group Ltd.	47,037
243,034	Redefine Properties Ltd. REIT	196,199
45,825	Reunert Ltd.	283,981
8,824	Royal Bafokeng Platinum Ltd.(b)	16,278
3,432	Santam Ltd.	78,711
821,249	Sappi Ltd.	5,853,368
206,669	Sibanye Gold Ltd.(b)	125,563
29,288	Spar Group Ltd. (The)	426,125
13,883	Spur Corp. Ltd.	26,991
5,595	Sun International Ltd.(b)	25,078
175,040	Super Group Ltd.(b)	462,608
82,706	Telkom SA SOC Ltd.	316,503
4,582	Tiger Brands Ltd.	121,792
29,465	Tongaat Hulett Ltd.	189,041
31,655	Transaction Capital Ltd.	41,325
41,730	Trencor Ltd.	100,938
25,581	Truworths International Ltd.	159,033
84,324	Tsogo Sun Holdings Ltd.	139,350
9,028	Universal Health Realty Income Trust, REIT	17,929
11,813	Wilson Bayly Holmes-Ovcon Ltd.	124,666
111,547	Woolworths Holdings Ltd.	433,396
		29,660,230
SOUTH KOREA — 1.5%
4,875	ABco Electronics Co. Ltd.	42,316
1,493	Able C&C Co. Ltd.(b)	18,552
15,397	Ace Technologies Corp.(b)	71,572
1,100	Advanced Nano Products Co. Ltd.	22,567
2,793	Advanced Process Systems Corp.(b)	13,907
3,445	Aekyung Petrochemical Co. Ltd.	35,415

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
781	AfreecaTV Co. Ltd.	$29,672
4,570	Agabang & Co.(b)	19,037
1,844	Ahn-Gook Pharmaceutical Co. Ltd.	19,451
1,836	Aj Networks Co. Ltd.	8,633
7,680	AJ Rent A Car Co. Ltd.(b)	78,266
2,287	AK Holdings, Inc.	157,830
12,123	ALUKO Co. Ltd.	37,713
1,630	Amotech Co. Ltd.(b)	53,476
6,930	Anam Electronics Co. Ltd.(b)	20,784
2,744	Aprogen Kic Inc.(b)	23,720
953	Asia Cement Co. Ltd.	115,009
564	ASIA Holdings Co. Ltd.	63,274
612	Asia Paper Manufacturing Co. Ltd.	18,546
35,171	Asiana Airlines, Inc.(b)	134,094
8,123	Atinum Investment Co. Ltd.	23,091
6,791	Austem Co. Ltd.	27,531
2,350	Autech Corp.	26,259
2,934	Baiksan Co. Ltd.	15,684
6,907	BGF retail Co. Ltd.	58,719
208	BGF retail Co. Ltd.	31,424
1,112	BH Co. Ltd.(b)	24,553
1,795	Binex Co. Ltd.(b)	15,404
735	Binggrae Co. Ltd.	39,554
1,837	Biotoxtech Co. Ltd.(b)	17,982
93,019	BNK Financial Group, Inc.	745,882
1,467	Boditech Med, Inc.	19,868
21,294	Bohae Brewery Co. Ltd.(b)	16,161
1,549	Bookook Securities Co. Ltd.	33,164
6,025	Boryung Pharmaceutical Co. Ltd.	55,475
629	Busan City Gas Co. Ltd.	20,495
13,473	Byucksan Corp.	39,203
9,476	CammSys Corp.(b)	18,382
9,810	Capro Corp.	54,371
430	Caregen Co. Ltd.	28,330
1,433	Cell Biotech Co. Ltd.	42,914
5,025	Chabiotech Co. Ltd.(b)	63,113
1,861	Changhae Ethanol Co. Ltd.	25,204
4,893	Cheil Worldwide, Inc.	88,355
1,609	Chemtronics Co. Ltd.(b)	9,766
2,370	Chokwang Paint Ltd.	16,885
659	Chong Kun Dang Pharmaceutical Corp.	61,561
1,209	Chongkundang Holdings Corp.	70,142
73	Chosun Refractories Co. Ltd.	5,521
1,274	Chungdahm Learning, Inc.	22,265
1,068	CJ CGV Co. Ltd.	57,379
2,424	CJ CheilJedang Corp.	732,411
3,876	CJ Corp.	486,817
1,668	CJ Freshway Corp.	46,224
3,722	CJ Hello Co. Ltd.	30,378
1,012	CJ Logistics Corp.(b)	136,604
2,061	CKD Bio Corp.	35,558
1,487	Com2uSCorp.	201,918
Shares		Value
SOUTH KOREA (continued)
3,941	Coreana Cosmetics Co. Ltd.	$20,116
618	Cosmax BTI, Inc.	16,159
524	Cosmax, Inc.	63,705
1,022	Cosmoam&T Co. Ltd.(b)	23,434
946	Cosmochemical Co. Ltd.(b)	17,632
4,272	COWELL FASHION Co. Ltd.	22,761
637	Crown Confectionery Co. Ltd.	7,146
1,379	Crown Haitai Holdings Co. Ltd.	17,566
1,788	CTC BIO, Inc.(b)	22,057
242	Cuckoo Electronics Co. Ltd.	34,721
204	Cuckoo Homesys Co. Ltd.(b)	40,120
1,323	Cymechs, Inc./Korea	13,009
4,684	D.I Corp.	21,606
4,227	Dae Dong Industrial Co. Ltd.	27,924
1,110	Dae Hwa Pharmaceutical Co. Ltd.	23,765
8,286	Dae Hyun Co. Ltd.	18,962
11,884	Dae Won Chemical Co. Ltd.(b)	22,734
18,236	Dae Won Kang Up Co. Ltd.	67,245
45,928	Dae Young Packaging Co. Ltd.(b)	34,077
12,386	Daea TI Co. Ltd.	77,063
14,985	Daechang Co. Ltd.	14,534
509	Daechang Forging Co. Ltd.	20,567
5,021	Daeduck GDS Co. Ltd.	60,145
1,381	Daehan New Pharm Co. Ltd.(b)	16,296
7,593	Daehan Steel Co. Ltd.	52,129
4,839	Dae-Il Corp.	26,647
3,101	Daelim B&Co Co. Ltd.	14,498
5,786	Daelim Industrial Co. Ltd.	405,509
8,716	DAEMYUNG Corp. Co. Ltd.(b)	20,219
3,143	Daeryuk Can Co. Ltd.	18,010
6,325	Daesang Corp.	139,092
8,133	Daesang Holdings Co. Ltd.	60,635
2,180	Daesung Holdings Co. Ltd.	13,914
2,147	Daewon Media Co. Ltd.(b)	15,546
1,144	Daewon Pharmaceutical Co. Ltd.	19,686
10,306	Daewon San Up Co. Ltd.	61,911
307,627	Daewoo Engineering & Construction Co. Ltd.(b)	1,561,991
41,082	Daewoo Securities Co. Ltd.	298,938
11,585	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	272,887
7,695	Daewoong Co. Ltd.	101,119
513	Daewoong Pharmaceutical Co. Ltd.	83,922
902	Daihan Pharmaceutical Co. Ltd.	34,390
9,921	Daishin Securities Co. Ltd.	103,764
10,033	Danal Co. Ltd.(b)	40,943
8,198	Dayou Automotive Seat Technology Co. Ltd.	7,658
8,511	DB HiTek Co Ltd.	127,819
20,908	DB Insurance Co. Ltd.	1,205,530
16,507	DB, Inc.(b)	12,764
1,831	Deutsch Motors, Inc.(b)	8,986

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
50,455	DGB Financial Group, Inc.	$421,717
4,013	Digital Daesung Co. Ltd.	16,143
5,919	Digital Power Communications Co. Ltd.	19,525
887	Dio Corp(b)	27,594
1,833	DMS Co. Ltd.	10,929
1,795	DNF Co. Ltd.	18,774
2,253	Dong A Eltek Co. Ltd.	19,254
2,814	Dong Ah Tire & Rubber Co. Ltd.(b)	32,828
358	Dong-A Socio Holdings Co. Ltd.	30,883
585	Dong-A ST Co. Ltd.	50,046
2,035	Dong-A Steel Technology Co. Ltd.	14,753
4,103	Dong-Ah Geological Engineering Co. Ltd.	58,685
12,730	Dongaone Co. Ltd.(b)	16,273
10,340	Dongbu Securities Co. Ltd.	36,280
955	Dongbu Steel Co. Ltd.(b)	6,232
830	Dong-IL Corp.	41,476
3,239	Dongjin Semichem Co. Ltd.	33,443
665	DongKook Pharmaceutical Co. Ltd.	37,333
15,324	Dongkuk Industries Co. Ltd.	43,493
33,778	Dongkuk Steel Mill Co. Ltd.	230,994
2,706	Dongsuh Cos., Inc.	61,684
10,227	DONGSUNG Corp.	54,854
1,553	Dongwha Enterprise Co. Ltd.	40,954
1,750	Dongwha Pharmaceutical Co. Ltd.	17,286
17,479	Dongwon Development Co. Ltd.	61,797
287	Dongwon F&B Co. Ltd.	68,116
392	Dongwon Industries Co. Ltd.	111,434
401	Dongwon Systems Corp.	12,027
221	Dongyang E&P, Inc.	2,025
4,752	Doosan Bobcat, Inc.	141,245
2,644	Doosan Corp.	245,811
26,757	Doosan Heavy Industries & Construction Co. Ltd.(b)	359,981
297,159	Doosan Infracore Co. Ltd.(b)	2,669,689
1,300	Doubleugames Co. Ltd.	63,800
2,669	DRB Holding Co. Ltd.	16,129
2,047	DTR Automotive Corp.	61,667
2,814	Duozone Bizon Co. Ltd.	136,593
9,936	DY Corp.	46,631
2,154	DY POWER Corp.	40,244
382	e Tec E&C Ltd.	44,120
153	E1 Corp.	8,945
1,255	Eagon Industrial Ltd.	13,350
14,440	Easy Bio, Inc.	98,620
50,966	Ehwa Technologies Information Co. Ltd.(b)	14,944
3,279	Elentec Co. Ltd.(b)	8,970
6,808	EM-Tech Co. Ltd.	111,372
2,881	ENF Technology Co. Ltd.	36,185
Shares		Value
SOUTH KOREA (continued)
555	Eo Technics Co. Ltd.	$31,753
36,140	Eugene Investment & Securities Co. Ltd.(b)	93,690
1,565	Eugene Technology Co. Ltd.	22,384
2,077	Eusu Holdings Co. Ltd.(b)	10,565
3,297	EVERDIGM Corp.	25,435
1,101	Exicon Co. Ltd.	7,598
936	F&F Co. Ltd.	65,264
3,794	Farmsco	39,173
35,290	Farmstory Co. Ltd.(b)	42,115
6,206	Feelingk Co. Ltd.(b)	15,423
5,900	Fila Korea Ltd.	167,193
3,868	Fine Semitech Corp.	20,401
6,526	Fn Republic Co. Ltd.(b)	14,526
7,435	Foosung Co. Ltd.(b)	77,098
1,890	Gabia, Inc.	15,679
452	Gamevil, Inc.(b)	21,011
520	Gaon Cable Co. Ltd.	10,250
3,835	Genie Music Corp.(b)	20,672
404	Geumhwa PSC Co. Ltd.	11,918
2,685	GMB Korea Corp.	17,066
14,838	GNCO Co. Ltd.(b)	28,982
696	Golfzon Co. Ltd.	24,327
4,062	GOLFZONNEWDIN Co. Ltd.	15,396
3,647	Grand Korea Leisure Co. Ltd.	80,363
15,368	Green Cross Corp.	2,445,362
3,228	Green Cross Holdings Corp.	85,992
118,127	GS Engineering & Construction Corp.	4,783,581
17,664	GS Global Corp.	52,187
16,772	GS Holdings Corp.	806,627
5,042	GS Retail Co. Ltd.	149,865
1,861	G-SMATT GLOBAL Co. Ltd.(b)	18,965
96	Gwangju Shinsegae Co. Ltd.	17,764
700	Haesung Ds Co. Ltd.	11,952
2,958	Halla Corp.	14,015
3,231	Halla Holdings Corp.	133,584
5,493	Han Kuk Carbon Co. Ltd.	27,498
86,418	Hana Financial Group, Inc.	3,468,617
3,827	Hana Micron, Inc.(b)	16,455
1,039	Hana Tour Service, Inc.	72,353
1,128	Hancom MDS, Inc.	18,554
3,787	Hancom, Inc.	57,043
717	Handok, Inc.	16,280
7,271	Handsome Co. Ltd.	245,367
1,590	Hanil Cement Co. Ltd.(a)(c)	203,965
8,423	Hanil Vacuum Co. Ltd.(b)	15,473
11,706	Hanjin Heavy Industries & Construction Co. Ltd.(b)	29,248
9,952	Hanjin Kal Corp.	163,694
975	Hanjin Transportation Co. Ltd.	20,177
1,696	Hankook Cosmetics Co. Ltd.(b)	19,330
75	Hankook Shell Oil Co. Ltd.	23,566
6,357	Hankook Tire Co. Ltd.	252,314
680	Hankuk Paper Manufacturing Co. Ltd.	13,009

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
857	Hanmi Pharm Co. Ltd.	$325,210
874	Hanmi Science Co. Ltd.	54,144
3,807	Hanmi Semiconductor Co. Ltd.	36,244
2,383	Hanmiglobal Co. Ltd.	22,687
12,488	Hanon Systems	119,449
1,441	Hans Biomed Corp.	34,780
2,224	Hansae Co. Ltd.	33,102
7,442	Hansae Yes24 Holdings Co. Ltd.	50,494
1,819	Hanshin Construction Co. Ltd.	32,765
5,869	Hanshin Machinery Co.	12,618
966	Hansol Chemical Co. Ltd.	66,924
2,845	Hansol Holdings Co. Ltd.	12,080
29,704	Hansol HomeDeco Co. Ltd.	42,353
8,608	Hansol Paper Co. Ltd.	141,203
6,257	Hansol Technics Co. Ltd.(b)	56,772
662	Hanssem Co. Ltd.	57,048
39,670	Hanwha Chemical Corp.	750,030
25,115	Hanwha Corp.	721,805
195	Hanwha Galleria Timeworld Co. Ltd.(b)	5,343
34,520	Hanwha General Insurance Co. Ltd.	204,901
28,818	Hanwha Investment & Securities Co. Ltd.(b)	65,305
102,113	Hanwha Life Insurance Co. Ltd.	471,930
4,141	Hanwha Techwin Co. Ltd.(b)	83,475
2,960	Hanyang Eng Co. Ltd.	47,761
1,616	Hanyang Securities Co. Ltd.	10,719
11,947	HB Technology Co. Ltd.	30,384
9,920	Hdc Hyundai Development Co.-Engineering & Construction(b)	509,900
1,738	HDC Hyundai Engineering Plastics Co. Ltd.	9,260
40,043	Heung-A Shipping Co. Ltd.(b)	20,189
7,210	Heungkuk Fire & Marine Insurance Co., Ltd.(b)	39,767
7,397	Hite Jinro Co. Ltd.	120,346
3,034	HMC Investment Securities Co. Ltd.	26,118
3,170	Homecast CO Ltd(b)	21,820
2,579	Hotel Shilla Co. Ltd.	230,085
5,644	HS Industries Co. Ltd.	37,689
2,585	Huchems Fine Chemical Corp.	73,253
1,493	Humax Co. Ltd.(b)	10,197
904	Humedix Co. Ltd.	25,173
1,192	Huneed Technologies(b)	9,814
853	Huons Co. Ltd.	73,431
2,804	Huons Global Co. Ltd.	137,863
3,840	Huvis Corp.	30,448
1,889	Huvitz Co. Ltd.	20,433
5,630	Hwangkum Steel & Technology Co. Ltd.	54,606
3,670	Hy-Lok Corp.	80,542
598	Hyosung Advanced Materials Corp.(b)	90,877
Shares		Value
SOUTH KOREA (continued)
425	Hyosung Chemical Corp.(b)	$64,017
1,841	Hyosung Corp.	73,235
1,244	Hyosung Heavy Industries Corp.(b)	58,828
577	Hyosung TNC Co. Ltd.(b)	114,766
2,903	Hyundai BNG Steel Co. Ltd.	28,416
15,423	Hyundai Construction Equipment Co. Ltd.(b)	1,833,692
870	Hyundai Corp.	25,354
32,354	Hyundai Department Store Co. Ltd.	2,845,960
7,099	Hyundai Development Co-Engineering & Construction	168,805
13,144	Hyundai Electric & Energy System Co. Ltd.(b)	751,992
2,902	Hyundai Elevator Co. Ltd.	236,072
120,780	Hyundai Engineering & Construction Co. Ltd.	6,316,212
5,078	Hyundai Glovis Co. Ltd.	621,898
6,759	Hyundai Greenfood Co. Ltd.	81,871
3,594	Hyundai Livart Furniture Co. Ltd.	71,806
34,970	Hyundai Marine & Fire Insurance Co. Ltd.	1,145,712
13,542	Hyundai Merchant Marine Co. Ltd.(b)	57,926
1,752	Hyundai Rotem Co. Ltd.(b)	42,600
1,897	Hyundai Telecommunication Co. Ltd.	18,823
2,241	Hyundai Wia Corp.	94,356
1,724	ICD Co. Ltd.	15,643
28,243	IHQ, Inc.(b)	51,757
755	Il Dong Pharmaceutical Co. Ltd.	15,017
1,001	Iljin Diamond Co. Ltd.	21,163
5,139	Iljin Display Co. Ltd.	20,075
2,212	Iljin Electric Co. Ltd.	8,977
7,945	Iljin Holdings Co. Ltd.(b)	33,274
3,445	Iljin Materials Co. Ltd.	163,527
12,774	IM Co. Ltd.(b)	16,558
6,936	iMarketKorea, Inc.	43,650
1,171	InBody Co. Ltd.	26,432
191,576	Industrial Bank of Korea	2,680,163
3,473	Initech Co. Ltd.(b)	22,322
1,372	Innocean Worldwide Inc.	67,702
2,134	Innox Advanced Materials Co., Ltd.(b)	106,638
4,028	Insun ENT Co. Ltd.(b)	25,890
2,632	Interflex Co. Ltd.(b)	43,057
1,420	Interojo Co. Ltd.	44,555
14,974	Interpark Holdings Corp.	36,275
1,733	Inzi Controls Co. Ltd.	8,428
3,973	IS Dongseo Co. Ltd.	99,978
1,405	ISC Co. Ltd.	18,588
5,011	ISU Chemical Co. Ltd.	49,947
5,556	IsuPetasys Co. Ltd.	18,203

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,973	J.ESTINA Co. Ltd.	$11,905
3,430	Jahwa Electronics Co. Ltd.	42,927
2,946	Jastech Ltd.	24,387
52,431	JB Financial Group Co. Ltd.	278,876
6,109	Jcontentree Corp.(b)	32,220
861	Jeju Air Co. Ltd.	32,673
2,274	Jinsung T.E.C.	20,430
5,350	Jusung Engineering Co. Ltd.	43,330
522	JVM Co. Ltd.	20,672
2,519	JW Holdings Corp.	16,236
1,258	JW Pharmaceutical Corp.	40,372
4,489	JYP Entertainment Corp.(b)	91,092
6,577	Kangwon Land, Inc.	152,865
5,422	Kaon Media Co. Ltd.	40,278
64,935	KB Financial Group Inc.	3,111,354
7,150	Kb Metal Co. Ltd.(b)	15,787
2,623	KC Co. Ltd.	39,392
2,349	KC Green Holdings Co. Ltd.	9,176
2,305	KC Tech Co. Ltd.	36,162
1,795	KCC Engineering & Construction Co. Ltd.	13,703
48,073	KEC Corp.	53,718
1,953	KEPCO Engineering & Construction Co., Inc.	37,187
824	KEPCO Plant Service & Engineering Co. Ltd.	25,376
3,003	Keyang Electric Machinery Co. Ltd.	11,530
8,084	KEYEAST Co. Ltd.(b)	18,934
2,361	KG Chemical Corp.	61,101
7,458	KG Eco Technology Service Co. Ltd.	25,201
4,404	Kginicis Co. Ltd.	73,817
4,335	KGMobilians Co. Ltd.	31,002
1,968	KH Vatec Co. Ltd.(b)	18,648
680	Kishin Corp.(b)	2,432
3,382	KISWIRE Ltd.	84,501
2,226	KIWOOM Securities Co. Ltd.	184,862
6,735	KMH Co. Ltd.(b)	42,566
18,872	Kodaco Co. Ltd.	45,381
2,232	Koentec Co. Ltd.	10,555
1,319	Koh Young Technology, Inc.	128,522
1,469	Kolmar BNH Co. Ltd.	32,370
744	Kolon Corp.	27,235
2,062	Kolon Global Corp.	15,373
8,408	Kolon Industries, Inc.	459,992
610	Kolon Life Science, Inc.(b)	39,207
1,741	Kolon Plastic, Inc.	11,252
1,680	KONA I Co. Ltd.(b)	19,073
8,524	Korea Asset In Trust Co. Ltd.	41,986
5,221	Korea Autoglass Corp.	56,474
2,160	Korea Cast Iron Pipe Industries Co. Ltd.(b)	19,309
3,419	Korea Circuit Co. Ltd.(b)	22,036
2,568	Korea Electric Terminal Co. Ltd.	105,828
1,087	Korea Gas Corp.(b)	56,651
Shares		Value
SOUTH KOREA (continued)
4,846	Korea Information & Communications Co. Ltd.(b)	$44,403
10,180	Korea Investment Holdings Co. Ltd.	649,758
1,117	Korea Kolmar Co. Ltd.	68,099
1,588	Korea Kolmar Holdings Co. Ltd.	50,395
5,252	Korea Line Corp.(b)	106,810
618	Korea PetroChemical Ind Co. Ltd.	137,837
35,271	Korea Real Estate Investment & Trust Co. Ltd.	90,649
2,262	Korea Steel Shapes Co. Ltd.(b)	6,188
1,632	Korea United Pharm, Inc.	34,868
17,345	Korean Air Lines Co. Ltd.	452,755
42,800	Korean Reinsurance Co.	422,777
2,714	Kortek Corp.	42,215
1,183	KPX Chemical Co. Ltd.	69,691
2,793	KSS LINE Ltd.	18,726
5,046	KT Skylife Co. Ltd.	59,091
10,044	Kt Submarine Co. Ltd.	38,429
12,081	KTB Investment & Securities Co. Ltd.(b)	39,203
3,749	KTCS Corp.	7,289
4,664	Ktis Corp.	11,215
1,076	Kukbo Design Co. Ltd.	18,179
700	Kukdo Chemical Co. Ltd.	37,295
1,376	Kumho Industrial Co. Ltd.	12,854
3,137	Kumho Petrochemical Co. Ltd.	316,883
14,116	Kumho Tire Co. Inc.(b)	78,741
647	Kumkang Kind Co. Ltd.	14,112
8,836	Kwang Dong Pharmaceutical Co. Ltd.	59,241
5,687	Kwang Myung Electric Co. Ltd.(b)	14,540
10,229	Kwangju Bank	100,585
1,092	Kyeryong Construction Industrial Co. Ltd.(b)	21,574
5,833	Kyobo Securities Co. Ltd.	48,389
1,118	Kyongbo Pharmaceutical Co. Ltd.	12,343
682	Kyung Dong Navien Co. Ltd.	37,799
2,747	Kyungbang Ltd.	31,309
3,492	Kyungdong Pharm Co. Ltd.	37,772
8,473	Kyung-In Synthetic Corp.	41,583
560	L&F Co. Ltd.	25,531
12,520	LB Semicon, Inc.(b)	59,542
7,239	Leadcorp Inc (The)	36,303
1,418	Leaders Cosmetics CO Ltd(b)	17,429
5,650	Lee Ku Industrial Co. Ltd.	9,672
1,206	LEENO Industrial, Inc.	72,124
9,257	LF Corp.	227,567
42,525	LG Electronics, Inc.	2,843,490
2,030	LG Hausys Ltd.	122,128
3,488	LG Innotek Co. Ltd.	508,241
10,592	LG International Corp.	223,458
43,197	LG Uplus Corp.	594,676

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,098	LIG Nex1 Co. Ltd.	$34,109
1,596	LMS Co. Ltd./South Korea	9,830
1,768	Lock & Lock Co. Ltd.	32,795
1,167	Loen Entertainment, Inc.	94,203
1,721	Lot Vacuum Co. Ltd.	18,538
15	Lotte Chilsung Beverage Co. Ltd.	18,786
825	Lotte Corp.(b)	38,792
3,673	LOTTE Fine Chemical Co. Ltd.	201,930
58	Lotte Food Co. Ltd.	45,834
3,512	LOTTE Himart Co. Ltd.	242,055
41,858	Lotte Non-Life Insurance Co. Ltd.	100,281
7,553	LS Corp.	506,392
4,601	LS Industrial Systems Co. Ltd.	298,192
7,860	Lumens Co. Ltd.(b)	25,927
1,814	Lutronic Corp.	19,540
14,408	Macquarie Korea Infrastructure Fund	116,562
867	Macrogen, Inc.(b)	25,189
2,148	Maeil Holdings, Co. Ltd.	27,939
4,128	MAKUS, Inc.	19,115
6,879	Mando Corp.	257,659
859	Mcnex Co. Ltd.	13,745
639	Medy-Tox, Inc.	410,025
16,916	Meritz Financial Group, Inc.	189,022
11,185	Meritz Fire & Marine Insurance Co. Ltd.	183,975
87,432	Meritz Securities Co. Ltd.	275,899
3,448	META BIOMED Co. Ltd.	11,327
7,104	MiCo Ltd.(b)	25,402
1,302	Minwise Co. Ltd.	24,326
35,221	Mirae Asset Life Insurance Co. Ltd.	170,335
100,932	Mirae Corp.(b)	21,113
9,524	Mobase Co. Ltd.	39,164
2,127	Modetour Network, Inc.	47,915
9,910	Moorim P&P Co. Ltd.	71,403
7,421	Moorim Paper Co. Ltd.	20,565
2,496	Namhae Chemical Corp.	33,580
21,895	Namsun Aluminum CO Ltd(b)	21,628
1,026	Neopharm Co. Ltd.	48,702
708	Neowiz(b)	11,076
5,428	NEPES Corp.	57,257
534	New Power Plasma Co. Ltd.	8,545
12,127	Nexen Corp.	66,129
12,832	Nexen Tire Corp.	123,313
35,520	NH Investment & Securities Co. Ltd.	412,783
3,634	NHN KCP Corp.(b)	46,292
4,349	NICE Holdings Co. Ltd.	62,009
1,136	Nice Information & Telecommunication, Inc.	24,728
5,313	NICE Information Service Co. Ltd.	48,207
3,498	NICE Total Cash Management Co. Ltd.	40,963
Shares		Value
SOUTH KOREA (continued)
4,876	NK Co. Ltd.(b)	$6,233
754	Nong Shim Holdings Co. Ltd.	65,718
1,577	Nong Woo Bio Co. Ltd.	21,217
728	NongShim Co. Ltd.	191,331
454	Noroo Holdings Co. Ltd.	5,621
3,414	Noroo Paint & Coatings Co. Ltd.	33,571
2,740	NPC	10,618
6,272	NS Shopping Co. Ltd.	70,365
39,620	OCI Co. Ltd.	3,499,268
3,811	OPTRON-TEC, Inc.(b)	18,294
22,397	Orientbio, Inc.(b)	18,039
1,331	Orion Corp./Republic Of Korea	158,842
16,386	Orion Holdings, Corp.	331,778
2,075	Osstem Implant Co. Ltd.(b)	96,456
199	Ottogi Corp.	156,902
4,424	Paik Kwang Industrial Co. Ltd.	12,062
35,393	Pan Ocean Co. Ltd.(b)	162,941
5,134	Pan-Pacific Co. Ltd.(b)	13,080
5,362	Paradise Co. Ltd.	84,362
9,743	Partron Co. Ltd.	61,316
15,667	Paru Co. Ltd.(b)	45,587
765	Pharma Research Products Co. Ltd.	26,568
1,562	PNE Solution Co. Ltd.(b)	22,620
8,309	Poongsan Corp.	242,886
776	POSCO Chemtech Co. Ltd.	34,234
898	POSCO Coated & Color Steel Co. Ltd.	17,942
11,508	Posco Daewoo Corp.	197,004
4,494	Posco ICT Co. Ltd.	27,559
5,707	Posco M-Tech Co. Ltd.	24,998
15,195	Power Logics Co. Ltd.(b)	62,076
1,912	Protec Co. Ltd.	30,424
4,647	PSK, Inc.	97,414
180	Pulmuone Co. Ltd.	21,642
4,584	Pyeong Hwa Automotive Co. Ltd.	38,355
6,447	Redrover Co. Ltd.(b)	22,073
3,727	RFTech Co. Ltd.	15,109
5,481	S&S Tech Corp.	19,574
1,732	S&T Dynamics Co. Ltd.(b)	9,909
3,282	S&T Motiv Co. Ltd.	99,166
1,685	S-1 Corp.	130,594
854	Sajo Industries Co. Ltd.	46,340
1,443	Sam Chun Dang Pharm Co. Ltd.	50,630
577	Sam Kwang Glass Co. Ltd.	20,348
1,125	Sam Yung Trading Co. Ltd.	16,594
2,523	Sambo Motors Co. Ltd.	18,201
163	Samchully Co. Ltd.	16,538
2,893	SAMHWA Paints Industrial Co. Ltd.	20,094
5,492	Samick Musical Instruments Co. Ltd.	10,531
3,256	Samick THK Co. Ltd.	40,749

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
6,581	Samji Electronics Co. Ltd.	$72,361
2,001	Samjin Pharmaceutical Co. Ltd.	82,194
1,210	Sammok S-Form CO Ltd.	15,089
6,651	Samsung Card Co. Ltd.	210,473
266,551	Samsung Engineering Co. Ltd.(b)	4,050,746
72,495	Samsung Heavy Industries Co. Ltd.(b)	419,293
8,656	Samsung Pharmaceutical Co. Ltd.(b)	23,330
14,755	Samsung SDI Co. Ltd.	3,020,511
20,997	Samsung SDS Co. Ltd.	3,932,304
18,206	Samsung Securities Co. Ltd.	528,937
11,879	SAMT Co. Ltd.	19,274
2,242	Samwha Capacitor Co. Ltd.	178,574
748	Samyang Corp.	52,356
426	Samyang Foods Co. Ltd.	32,255
1,036	Samyang Holdings, Corp.	105,577
2,726	Sang-A Frontec Co. Ltd.	36,187
1,568	Sangsin Brake	8,564
1,700	Sangsin Energy Display Precision Co. Ltd.	20,516
10,570	Savezone I&C Corp.	39,307
18,712	SBW(b)	18,818
12,045	S-Connect Co. Ltd.(b)	22,181
6,080	Seah Besteel Corp.	116,583
485	SeAH Holdings Corp.	57,230
1,031	SeAH Steel Corp.	63,317
3,601	Sebang Co. Ltd.	38,951
1,617	Sebo Manufacturing Engineer Corp.	19,370
866	Seegene, Inc.(b)	20,205
1,705	Sejong Industrial Co. Ltd.	10,898
2,885	Sekonix Co. Ltd.(b)	20,194
2,651	S-Energy Co. Ltd.	16,992
3,747	Seobu T&D(b)	28,538
15,728	Seohan Co. Ltd.	29,877
8,526	Seoul Semiconductor Co. Ltd.	137,190
3,508	Seowonintech Co. Ltd.	17,122
2,882	Seoyon Co. Ltd.	12,418
5,267	Seoyon E-Hwa Co. Ltd.	30,981
4,914	Sewon Cellontech Co. Ltd.(b)	18,186
5,182	SFA Engineering Corp.	169,776
21,427	SFA Semicon Co. Ltd.(b)	37,351
20,189	SG Corp.(b)	14,655
8,409	SH Energy & Chemical Co. Ltd.	9,923
2,132	Shin Poong Pharmaceutical Co. Ltd.(b)	13,055
273	Shindaeyang Paper Co. Ltd.	17,840
15,172	Shinil Industrial Co. Ltd.	20,480
2,153	Shinsegae Co. Ltd.	638,981
464	Shinsegae Engineering & Construction Co. Ltd.	14,186
166	Shinsegae Food Co. Ltd.	20,404
139	Shinsegae International, Inc.	21,434
Shares		Value
SOUTH KOREA (continued)
13,628	Shinsung E&G Energy Co. Ltd.(b)	$16,142
17,022	Shinsung Tongsang Co. Ltd.(b)	15,597
6,489	Shinwha Intertek Corp.(b)	12,124
4,804	Shinwon Corp.(b)	8,396
4,524	Showbox Corp.	16,419
36,517	Signetics Corp.(b)	39,173
3,938	Silicon Works Co. Ltd.	167,039
2,858	SIMMTECH Co. Ltd.	22,381
642	SK Bioland Co. Ltd.	9,814
10,843	SK Discovery Co. Ltd.	321,334
1,744	SK Gas Ltd.	134,232
869	SK Materials Co. Ltd.	140,839
439,820	SK Networks Co. Ltd.	1,849,866
76,121	SK Securities Co. Ltd.(b)	78,595
5,553	SKC Co. Ltd.	212,956
4,458	SKC Solmics Co. Ltd.(b)	20,882
1,591	SKCKOLONPI, Inc.	72,677
4,287	SL Corp.	78,370
1,105	SM Entertainment Co.(b)	38,080
17,028	S-Mac Co. Ltd.(b)	22,452
3,958	Snu Precision Co. Ltd.(b)	11,853
5,235	Solid, Inc.(b)	21,995
3,546	Songwon Industrial Co. Ltd.	83,685
2,069	Soulbrain Co. Ltd.	110,418
134	SPC Samlip Co. Ltd.	13,296
76,930	Ssangyong Cement Industrial Co. Ltd.	361,732
2,143	Ssangyong Motor Co.(b)	8,975
1,302	Suheung Co. Ltd.	33,520
501	Sun Kwang Co. Ltd.	8,868
2,998	Sung Bo Chemicals Co. Ltd.	16,831
5,080	Sung Kwang Bend Co. Ltd.	47,455
11,506	Sungchang Enterprise Holdings Ltd.(b)	27,051
3,961	Sungdo Engineering & Construction Co. Ltd.	23,299
7,382	Sungshin Cement Co. Ltd.(b)	61,965
27,292	Sungwoo Hitech Co. Ltd.	111,252
2,525	Sunjin Co. Ltd.(b)	31,262
67	Suprema, Inc.(b)	1,372
5,699	Synopex, Inc.(b)	17,576
2,784	Systems Technology, Inc.	44,175
6,520	Tae Kyung Industrial Co. Ltd.	43,539
55	Taekwang Industrial Co. Ltd.	71,980
1,937	Taewoong Co. Ltd.(b)	27,272
21,432	Taeyoung Engineering & Construction Co. Ltd.	277,803
4,107	Taihan Fiberoptics Co. Ltd.(b)	23,534
4,737	Tailim Packaging Co. Ltd.	13,593
8,575	TBH Global Co. Ltd. (The)(b)	40,091
2,118	Techwing, Inc.	29,442
1,499	Telechips, Inc.	14,271
2,265	Tera Semicon Co. Ltd.	34,218
2,131	TES Co Ltd.	47,148
8,316	Texcell-Netcom Co. Ltd.(b)	169,494

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,262	Thinkware Systems Corp.(b)	$17,491
16,250	TK Chemical Corp.(b)	34,137
758	TK Corp.	7,623
753	Tokai Carbon Korea Co. Ltd.	48,062
11,084	Tong Yang Moolsan Co. Ltd.	19,767
6,685	Tongyang Cement & Energy Corp.	24,890
4,967	Top Engineering Co. Ltd.	27,618
1,942	Toptec Co. Ltd.(b)	44,008
7,156	Tovis Co. Ltd.	52,775
3,532	T’way Holdings, Inc.(b)	13,640
4,207	UIL Co. Ltd.	21,324
2,820	Uju Electronics Co. Ltd.	24,579
3,120	Unid Co. Ltd.	133,736
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	30,096
7,804	Unison Co. Ltd.(b)	16,743
2,607	UniTest, Inc.	43,813
1,674	Value Added Technologies Co. Ltd.	47,063
1,227	Viatron Technologies, Inc.	14,095
754	Vieworks Co. Ltd.	22,445
2,268	Visang Education, Inc.	18,855
4,146	Vitzrocell Co. Ltd.(b)	49,293
1,916	Webzen Inc(b)	35,797
3,260	Whanin Pharmaceutical Co. Ltd.	61,344
12,292	Willbes & Co. (The)(b)	15,713
1,200	Winix, Inc.	16,842
4,704	WiSoL Co. Ltd.	71,907
8,940	Wonik Holdings Corp.(b)	44,834
1,674	Wonik IPS Co. Ltd.	43,996
646	Wonik Materials Co. Ltd.(b)	31,300
2,740	Wonik QnC Corp.(b)	39,802
12,035	Woongjin Co. Ltd.(b)	29,371
4,201	Woongjin Thinkbig Co. Ltd.	22,157
195,999	Woori Bank	2,961,054
37,340	Woori Investment Bank Co. Ltd.(b)	23,199
3,901	Wooshin Systems Co. Ltd.	31,211
3,966	Woosu Ams Co. Ltd.	22,867
4,055	Y G-1 Co. Ltd.	56,186
3,685	Yearimdang Publishing Co. Ltd.(b)	32,414
2,384	Yong Pyong Resort Co. Ltd.	14,513
2,162	Youlchon Chemical Co. Ltd.	32,856
92	Young Poong Corp.	62,586
11,398	Youngone Corp.	307,710
2,002	Youngone Holdings Co. Ltd.	96,105
16,555	Yuanta Securities Korea Co. Ltd.(b)	53,869
943	Yuhan Corp.	187,985
6,279	Yungjin Pharmaceutical Co. Ltd.(b)	41,985
3,045	Yuyang DNU Co. Ltd.(b)	21,232
Shares		Value
SOUTH KOREA (continued)
2,552	Zeus Co. Ltd.	$38,668
		102,635,432
SPAIN — 0.5%
22,780	Acciona SA	1,958,401
60,681	Acerinox SA	878,093
67,020	ACS Actividades de Construccion y Servicios SA	2,940,422
17,679	Almirall SA	253,036
147,715	Amper SA(b)	54,755
483	AmRest Holdings SE(b)	57,621
33,799	Applus Services SA	489,291
15,066	Atresmedia Corp. de Medios de Comunicaion SA	118,036
2,752	Azkoyen SA	27,353
1,482,369	Banco de Sabadell SA	2,476,162
59,752	Banco Popular Espanol SA(a)(b)(c)	0
154,983	Bankinter SA	1,497,310
895	Baron de Ley(b)	116,169
16,407	Bolsas y Mercados Espanoles SHMSF SA	528,367
20,024	Caja de Ahorros del Mediterraneo(a)(b)(c)	0
35,477	Cellnex Telecom SA	942,121
6,043	Cia de Distribucion Integral Logista Holdings SA	143,164
15,715	Cie Automotive SA	483,295
25,895	Cominar Real Estate Investment Trust, REIT	279,032
5,962	Construcciones y Auxiliar de Ferrocarriles SA	264,922
163,372	Deoleo SA(b)	30,681
129,987	Distribuidora Internacional de Alimentacion SA	290,775
23,741	Ebro Foods SA	513,586
86,329	EDP Renovaveis SA	891,374
22,694	eDreams ODIGEO SA(b)	102,566
15,183	Elecnor SA	221,217
145,742	Enagas SA	4,076,509
67,086	Ence Energia y Celulosa SA	633,064
90,277	Ercros SA	515,368
41,484	Euskaltel SA	385,890
33,757	Faes Farma SA	147,434
9,353	Fluidra SA	131,680
8,488	Fomento de Construcciones y Contratas SA(b)	110,370
10,326	Global Dominion Access Sa(b)	53,974
16,692	Grupo Catalana Occidente SA	713,408
47,660	Grupo Ezentis SA(b)	37,618
1,905	Iberpapel Gestion SA	83,312
26,616	Indra Sistemas SA(b)	323,371
1,502	Laboratorios Farmaceuticos Rovi SA	28,365
438,123	Liberbank SA(b)	258,208
598,935	Mapfre SA	1,883,272

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SPAIN (continued)
46,589	Mediaset Espana Comunicacion SA	$366,968
20,767	Melia Hotels International SA	273,192
3,643	Miquel y Costas & Miquel SA	135,253
13,764	Natra SA(b)	13,294
50,547	NH Hotel Group SA	371,487
44,830	Obrascon Huarte Lain SA(b)	157,947
25,893	Papeles y Cartones de Europa SA	505,640
9,982	Pharma Mar SA(b)	18,116
1,765	Prim SA	27,037
9,467	Promotora de Informaciones S.A. - Class A(b)	20,148
31,611	Prosegur Cia de Seguridad SA	210,326
25,953	Quabit Inmobiliaria SA(b)	53,473
28,335	Red Electrica Corp. SA	601,039
212,922	Sacyr SA	679,714
44,200	Siemens Gamesa Renewable Energy SA	624,614
5,485	Solaria Energia y Medio Ambiente SA(b)	32,711
32,524	Talgo SA(b)	174,185
6,165	Tecnicas Reunidas SA	208,340
1,588	Telepizza Group SA	10,120
30,529	Tubacex SA(b)	112,452
38,173	Tubos Reunidos SA(b)	20,756
4,430	Vidrala SA	424,258
8,488	Viscofan SA	585,598
34,839	Vocento SA(b)	54,997
39,000	Zardoya Otis SA	373,044
		30,994,301
SWEDEN — 0.4%
54,102	Aak Ab	877,401
1,484	AcadeMedia AB(b)	8,692
28,539	Acando AB	105,322
3,798	Addlife AB	91,139
6,191	AddNode Group AB	72,521
12,819	AddTech AB - Class B	290,408
34,696	AF AB - B Shares	862,571
4,592	Ahlsell AB	26,921
11,378	Ahlstrom-Munksjo Oyj	218,199
4,896	Alimak Group AB	81,183
42,592	Arjo AB - B Shares(b)	144,590
3,189	Atrium Ljungberg AB - Class B	55,417
16,113	Attendo AB	145,683
3,419	Avanza Bank Holding AB	157,478
19,917	Axfood AB	403,529
4,430	BE Group AB(b)	25,795
11,000	Beijer Alma Ab	155,500
11,658	Beijer Ref AB	254,560
7,695	Bergman & Beving AB - Class B	82,262
910	Besqab Ab	11,260
44,970	Betsson Ab	401,321
35,606	Bilia AB - A Shares	304,108
Shares		Value
SWEDEN (continued)
78,125	BillerudKorsnas AB	$931,588
2,871	BioGaia AB - Class B	140,890
8,156	Biotage AB	102,588
3,705	Bjorn Borg Ab	9,649
1,799	Bonava AB	23,631
53,125	Bonava AB - Class B	696,616
20,648	Bravida Holding AB	164,612
13,752	Bufab AB	174,853
7,831	Bulten AB	93,691
33,716	Byggmax Group AB	160,855
11,744	Capio Ab	70,120
21,585	Castellum AB	389,455
1,272	Catena AB	27,225
7,218	Clas Ohlson AB - Class B	63,578
78,435	Cloetta AB - B Shares	249,409
5,320	Collector AB(b)	43,925
30,492	Com Hem Holding AB	545,135
4,799	Coor Service Management Holding AB	39,842
1,200	Dedicare AB - Class B	7,861
9,301	Dios Fastigheter AB	59,394
65,618	Dometic Group AB	638,050
13,750	Doro AB(b)	68,023
15,850	Duni AB	203,692
10,203	Dustin Group AB	105,013
4,785	Eastnine AB	53,004
5,106	Elanders AB - B Shares	45,991
37,905	Elekta AB - Class B	532,173
4,800	Eltel AB(b)	12,938
2,635	Enea AB(b)	27,150
1,232	eWork Group AB	13,451
24,718	Fabege AB	350,040
6,669	Fagerhult AB	62,951
8,150	Fastighets AB Balder - Class B(b)	237,096
2,997	Fastpartner Ab	18,525
42,592	Getinge AB - B Shares	459,200
43,985	Granges AB	550,754
27,379	Gunnebo AB	85,628
6,177	Haldex AB(b)	65,473
12,523	Hemfosa Fastigheter AB	171,902
49,658	Hexpol AB	533,687
5,834	HIQ International AB	35,603
2,022	Hms Networks Ab	31,136
32,292	Holmen AB	719,367
9,802	Hufvudstaden AB - Class A	151,607
4,535	Humana Ab	30,120
19,749	Indutrade AB	519,276
18,630	Intrum Justitia AB	501,506
13,213	Inwido AB	97,599
4,575	ITAB Shop Concept AB - Class B	16,051
30,789	JM AB	567,777
43,237	KappAhl AB	186,855
15,614	Karo Pharma AB	63,749
43,070	Klovern AB - B Shares	56,722

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SWEDEN (continued)
6,404	KNOW IT AB	$126,726
16,156	Kungsleden AB	130,362
8,118	Lagercrantz Group AB - B Shares	85,030
3,734	Lifco AB - B Shares	167,528
27,257	Lindab International AB	185,992
31,407	Loomis AB - Class B	985,113
11,667	Mekonomen AB	208,582
23,366	Modern Times Group MTG AB - Class B	858,326
8,746	Momentum Group AB - Class B(b)	116,972
8,390	MQ Holding AB	14,446
13,849	Mycronic AB	141,200
16,625	NCC AB - Class B	268,671
6,477	Nederman Holding Ab	77,860
66,395	Net Insight AB - Class B(b)	29,147
33,902	NetEnt AB	145,201
27,131	New Wave Group AB - Class B	163,842
41,644	Nibe Industrier AB - Class B	468,208
49,880	Nobia AB	375,251
32,613	Nobina AB	226,249
7,901	Nolato AB - B Shares	708,066
1,900	Nordic Waterproofing Holding AS	17,892
556	OEM International AB - B Shares	12,141
175,440	Opus Group AB	134,678
117,641	Peab AB	947,903
2,570	Platzer Fastigheter Holding AB - Class B	18,443
37,175	Pricer AB - B Shares	47,521
2,279	Proact IT Group AB	44,735
38,765	Qliro Group AB(b)	56,431
58,478	Ratos AB - B Shares	217,606
2,630	Raysearch Laboratories AB(b)	34,517
8,060	Recipharm AB - B Shares(b)	147,030
1,829	Resurs Holding AB	14,207
22,978	Rottneros AB	29,895
8,304	Saab AB - Class B	382,951
1,068	Sagax AB - Class B	13,919
61,478	SAS AB(b)	120,747
23,896	Scandi Standard AB	153,546
15,965	Scandic Hotels Group AB	166,859
3,644	Sectra AB - B Shares	99,462
7,592	Semcon AB	49,301
81,186	Sensys Gatso Group Ab(b)	12,926
11,351	SkiStar AB	265,284
31,885	SSAB AB - A Shares(b)	157,304
147,413	SSAB AB - B Shares(b)	583,150
69,161	SSAB AB - Class A(b)	340,970
176,772	SSAB AB - Class B(b)	701,021
13,247	Sweco AB - Class B	356,148
18,817	Swedish Orphan Biovitrum AB(b)	508,894
3,229	Systemair AB	34,703
Shares		Value
SWEDEN (continued)
5,302	Thule Group AB	$123,973
4,188	Tobii AB(b)	18,547
866	Troax Group AB	29,546
12,395	Vitrolife Ab	161,433
15,269	Wallenstam AB	156,980
12,924	Wihlborgs Fastigheter Ab	153,860
		27,780,181
SWITZERLAND — 1.0%
17,370	Adecco Group AG	1,069,760
4,983	Allreal Holding AG	776,022
3,034	ALSO Holding AG	332,157
276	APG SGA SA	98,118
16,352	Arbonia AG(b)	277,446
32,020	Aryzta AG(b)	452,901
11,073	Ascom Holding AG	201,297
1,566	Autoneum Holding AG	358,386
275	Bachem Holding AG - Class B	38,883
28,329	Baloise Holding AG	4,426,093
889	Bank Cler AG	46,867
554	Banque Cantonale de Geneve	101,831
1,397	Banque Cantonale Vaudoise	1,045,475
424	Barry Callebaut AG	723,688
99	Belimo Holding AG	417,437
1,123	Bell Food Group AG	328,343
3,500	Bellevue Group AG	81,301
1,224	Berner Kantonalbank AG	250,944
987	BKW AG	66,587
2,740	Bobst Group SA	254,034
1,166	Bossard Holding AG	233,871
3,259	Bucher Industries AG	1,059,179
708	Burckhardt Compression Holding AG	257,416
232	Burkhalter Holding AG	20,502
1,767	Calida Holding AG	61,925
111	Carlo Gavazzi Holding AG	36,098
12,616	Cavotec SA(b)	35,870
13,226	Cembra Money Bank AG	1,214,203
178	Cham Group AG	76,403
1,007	Cicor Technologies(b)	66,716
539	Cie Financiere Tradition SA	57,702
133,112	Clariant AG	3,184,794
638	Coltene Holding AG	71,394
220	Conzzeta AG	240,408
7,396	Daetwyler Holding AG	1,365,438
3,583	DKSH Holding AG	262,171
821	dormakaba Holding AG	526,521
12,842	Dufry AG(b)	1,700,334
2,785	EDAG Engineering Group AG	56,991
38,356	EFG International AG	286,271
1,177	Emmi AG	964,637
2,219	Energiedienst Holding AG	67,456
721	Feintool International Holding AG	80,827
554	Fenix Outdoor International AG	63,509

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SWITZERLAND (continued)
46,077	Ferrexpo Plc	$117,993
7,573	Flughafen Zuerich AG	1,587,795
291	Forbo Holding AG	461,121
61,396	GAM Holding AG	621,928
2,355	Georg Fischer AG	3,039,630
228	Gurit Holding AG	198,952
3,618	Helvetia Holdings AG	2,141,239
3,758	Highlight Communications AG	23,378
491	HOCHDORF Holding AG	101,904
4,911	Huber & Suhner AG	297,591
12	Hypothekarbank Lenzburg AG	55,749
7,940	Implenia AG	628,689
338	Inficon Holding AG	158,529
136	Interroll Holding AG	243,115
104	Intershop Holding AG	53,042
100,579	IWG Plc	400,531
578	Jungfraubahn Holding AG	86,103
1,015	Kardex AG	155,815
1,169	Komax Holding AG	327,743
19,796	Kudelski SA	191,332
144	LEM Holding SA	196,334
27,163	Logitech International SA	1,196,637
1,064	Luzerner Kantonalbank AG	552,337
725	MCH Group AG(b)	27,897
74	Metall Zug AG - Class B	229,814
16,431	Meyer Burger Technology AG(b)	11,583
5,464	Mobilezone Holding AG	56,949
2,383	Mobimo Holding AG(b)	592,050
111,727	OC Oerlikon Corp AG	1,738,841
3,508	Orascom Development Holding AG(b)	49,778
5,837	Oriflame Holding AG	194,369
2,566	Orior AG	221,316
1,572	Panalpina Welttransport Holding AG	224,492
288	Phoenix Mecano AG	191,971
326	Plazza AG	74,409
2,924	PSP Swiss Property AG	275,523
1,778	Rieter Holding AG	271,149
154	Romande Energie Holding SA	185,083
137	Schaffner Holding AG	44,276
297,546	Schmolz & Bickenbach AG(b)	244,612
262	Schweiter Technologies AG	287,892
3,784	SFS Group AG	448,661
1,808	Siegfried Holding AG	780,609
4,413	Sonova Holding AG	814,721
861	St. Galler Kantonalbank AG	442,609
1,913	Straumann Holding AG	1,487,663
4,456	Sulzer AG	546,790
18,875	Sunrise Communications Group AG	1,663,227
8,799	Swiss Life Holding AG	3,160,940
4,503	Swissquote Group Holding SA	295,607
1,167	Tamedia AG	175,023
1,410	Tecan Group AG	358,000
Shares		Value
SWITZERLAND (continued)
81,350	Temenos Group AG	$13,104,403
235	Thurgauer Kantonalbank	24,208
1,246	u-blox Holding AG	231,545
6,050	Valiant Holding AG	646,458
2,234	Valora Holding AG	687,020
1,812	VAT Group AG	238,452
437	Vaudoise Assurances Holding SA	225,087
94	Vetropack Holding AG	192,718
8,356	Vifor Pharma AG	1,584,024
16,937	Von Roll Holding AG(b)	21,040
14,574	Vontobel Holding AG	1,011,930
178	VZ Holding AG	56,718
679	Walter Meier AG	14,229
1,680	Wizz Air Holdings Plc(b)	76,428
331	Ypsomed Holding AG	48,840
7,747	Zehnder Group AG	337,217
61	Zug Estates Holding AG - B Shares	105,348
34	Zuger Kantonalbank AG	199,849
		70,077,061
TAIWAN — 1.9%
11,000	ABC Taiwan Electronics Corp.	17,894
6,000	Ability Opto-Electronics Technology Co. Ltd.	12,289
66,000	AcBel Polytech, Inc.	42,040
71,000	Accton Technology Corp.	236,558
4,636,878	Acer, Inc.	3,786,567
66,000	Aces Electronic Co. Ltd.	46,028
50,000	Acon Holding, Inc.(b)	10,681
8,050	Acter Co. Ltd.	59,033
16,000	Actron Technology Corp.	52,786
43,000	A-DATA Technology Co. Ltd.	75,848
3,000	Addcn Technology Co. Ltd.	26,654
9,998	Adlink Technology, Inc.	16,166
8,000	Advanced Ceramic X Corp.	70,033
48,000	Advanced International Multitech Co. Ltd.	56,602
26,000	Advanced Optoelectronic Technology, Inc.	22,506
10,000	Advanced Wireless Semiconductor Co.	19,109
65,373	Advancetek Enterprise Co. Ltd.	41,533
20,000	Aerospace Industrial Development Corp.	19,730
64,000	AGV Products Corp.(b)	16,954
17,916	Airtac International Group(b)	195,172
9,000	All Ring Tech Co. Ltd.	19,021
22,000	Allis Electric Co. Ltd.	11,390
29,212	Alltek Technology Corp.	19,752
11,000	Alltop Technology Co. Ltd.	21,595
85,000	Alpha Networks, Inc.	58,862
44,000	Ambassador Hotel (The)	32,194
18,000	AMPOC Far-East Co. Ltd.	14,758
104,000	AmTRAN Technology Co. Ltd.	44,503

74

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
TAIWAN (continued)
13,000	Anpec Electronics Corp.	$24,757
20,000	Apacer Technology, Inc.	24,433
26,000	APCB, Inc.	20,128
14,000	Apex Biotechnology Corp.	12,805
79,161	Apex International Co. Ltd.(b)	82,745
37,000	Arcadyan Technology Corp.	88,348
165,872	Ardentec Corp.	206,703
315,000	Asia Cement Corp.	419,808
278,000	Asia Pacific Telecom Co. Ltd.(b)	72,283
132,100	Asia Vital Components Co. Ltd.	124,704
4,208	Asmedia Technology, Inc.	69,964
4,000	ASPEED Technology, Inc.	105,834
19,000	Aten International Co. Ltd.	55,112
6,225,000	AU Optronics Corp.	2,684,066
44,800	Audix Corp.	55,462
24,291	AVY Precision Technology, Inc.	40,863
13,000	Axiomtek Co. Ltd.	27,729
100,278	Bank of Kaohsiung Co. Ltd.	30,921
49,000	BenQ Materials Corp.(b)	30,571
174,350	BES Engineering Corp.	46,472
7,000	Bioteque Corp.	25,495
11,000	Bothhand Enterprise, Inc.	25,763
13,000	C Sun Manufacturing Ltd.	11,869
9,000	Capital Futures Corp.	17,845
316,781	Capital Securities Corp.	116,410
140,446	Career Technology Manufacturing Co. Ltd.	250,026
30,000	Casetek Holdings Ltd.	69,674
177,300	Cathay Real Estate Development Co. Ltd.	98,165
22,000	Center Laboratories, Inc.(b)	67,263
20,748	Central Reinsurance Co. Ltd.	12,945
24,000	Chain Chon Industrial Co. Ltd.	8,819
26,000	ChainQui Construction Development Co. Ltd.	29,598
1,730	Chang Wah Electromaterials, Inc.	6,979
50,000	Channel Well Technology Co. Ltd.	56,428
12,000	Chant Sincere Co. Ltd.	10,152
30,185	Charoen Pokphand Enterprise	57,384
8,000	Chaun-Choung Technology Corp.	25,766
14,000	CHC Healthcare Group	14,451
14,300	CHC Resources Corp.	25,971
15,000	Chen Full International Co. Ltd.	20,971
22,000	Chenbro Micom Co. Ltd.	28,529
230,920	Cheng Loong Corp.	130,116
189,797	Cheng Uei Precision Industry Co. Ltd.	205,209
36,000	Chenming Mold Industry Corp.	19,873
13,000	Chian Hsing Forging Industrial Co. Ltd.	27,941
126,277	Chicony Electronics Co. Ltd.	285,850
30,301	Chicony Power Technology Co. Ltd.	45,628
Shares		Value
TAIWAN (continued)
40,281	Chilisin Electronics Corp.	$167,103
76,000	Chimei Materials Technology Corp.(b)	26,315
1,283,744	China Airlines Ltd.(b)	414,720
209,000	China Bills Finance Corp.	93,529
64,000	China Chemical & Pharmaceutical Co. Ltd.	41,288
51,000	China Electric Manufacturing Corp.(b)	16,576
75,647	China General Plastics Corp.	71,659
277,374	China Life Insurance Co. Ltd.	293,556
106,077	China Metal Products	106,202
3,733,000	China Petrochemical Development Corp.(b)	1,719,321
12,114	China Steel Chemical Corp.	57,575
37,000	China Steel Structure Co. Ltd.	34,022
1,330,387	China Synthetic Rubber Corp.	2,085,927
31,360	China Wire & Cable Co. Ltd.	26,121
21,000	Chinese Maritime Transport Ltd.	20,785
85,883	Chin-Poon Industrial Co. Ltd.	106,744
284,000	Chipbond Technology Corp.	610,414
117,751	Chipmos Technologies, Inc.(b)	86,157
34,000	Chong Hong Construction Co. Ltd.	103,175
33,876	Chroma ATE, Inc.	190,880
64,000	Chun Yu Works & Co. Ltd.	38,466
162,779	Chun Yuan Steel	57,691
400,000	Chung Hung Steel Corp.(b)	186,189
138,779	Chung Hwa Pulp Corp.	47,145
56,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	39,691
1,000	Chunghwa Precision Test Tech Co. Ltd.	25,479
28,000	Chyang Sheng Dyeing & Finishing Co. Ltd.	16,051
7,000	Cleanaway Co. Ltd.	42,415
113,348	Clevo Co.	129,587
533,000	CMC Magnetics Corp.(b)	138,586
30,034	CoAsia Microelectronics Corp.(b)	12,558
4,961,000	Compal Electronics, Inc.	3,078,951
536,000	Compeq Manufacturing Co. Ltd.	532,253
18,000	Compucase Enterprise	18,727
95,000	Concord Securities Co. Ltd.(b)	24,825
9,240	Concraft Holding Co. Ltd.	83,756
68,873	Continental Holdings Corp.	29,584
157,200	Coretronic Corp.	244,422
30,148	Co-Tech Development Corp.(b)	38,062
39,568	CSBC Corp. Taiwan(b)	53,121
4,368,000	CTBC Financial Holding Co. Ltd.	2,960,606
54,838	CTCI Corp.	82,130
8,573	Cub Elecparts, Inc.	87,231
18,000	CviLux Corp.	14,787

75

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
TAIWAN (continued)
6,000	Cyberpower Systems, Inc.	$17,286
36,000	CyberTAN Technology, Inc.	20,873
6,600	Cypress Technology Co. Ltd.	12,181
81,000	DA CIN Construction Co. Ltd.	59,267
76,321	Da-Li Development Co. Ltd.	85,760
95,000	Danen Technology Corp.(b)	15,578
98,000	Darfon Electronics Corp.	176,063
147,000	Darwin Precisions Corp.	138,050
29,111	De Licacy Industrial Co. Ltd.	24,105
66,201	Delpha Construction Co. Ltd.	34,275
29,000	Depo Auto Parts Industrial Co. Ltd.	74,172
198,904	D-Link Corp.(b)	89,986
60,183	Dynamic Electronics Co. Ltd.(b)	17,752
39,000	Dynapack International Technology Corp.	49,619
118,000	E Ink Holdings, Inc.	151,287
31,620	Eclat Textile Co. Ltd.	364,083
3,000	ECOVE Environment Corp.	17,002
38,000	Edison Opto Corp.(b)	22,343
45,895	Edom Technology Co. Ltd.	25,411
13,520	eGalax_eMPIA Technology, Inc.	23,495
3,000	Egis Technology, Inc.	13,229
51,320	Elan Microelectronics Corp.	81,052
14,000	E-LIFE MALL Corp.	29,542
22,810	Elite Advanced Laser Corp.	69,664
33,967	Elite Material Co. Ltd.	97,638
37,000	Elite Semiconductor Memory Technology, Inc.	46,350
126,489	Elitegroup Computer Systems Co. Ltd.(b)	68,793
7,000	eMemory Technology, Inc.	75,227
57,011	ENG Electric Co. Ltd.	7,989
8,000	Ennoconn Corp.	99,040
133,000	EnTie Commercial Bank Co. Ltd.	65,383
28,000	Epileds Technologies, Inc.(b)	20,807
422,015	Epistar Corp.(b)	521,074
16,000	Eson Precision Ind. Co., Ltd.	19,155
151,975	Eternal Materials Co. Ltd.	136,020
28,000	E-Ton Solar Tech Co. Ltd.(b)	4,216
57,000	Etron Technology, Inc.(b)	24,670
6,000	Eurocharm Holdings Co. Ltd.	17,365
6,039,040	Eva Airways Corp.	2,978,686
154,960	Everest Textile Co. Ltd.	65,549
246,000	Evergreen International Storage & Transport Corp.	106,873
5,094,198	Evergreen Marine Corp. Taiwan Ltd.(b)	2,304,653
129,342	Everlight Chemical Industrial Corp.	77,316
851,643	Everlight Electronics Co. Ltd.	1,121,095
22,000	Excel Cell Electronic Co. Ltd.	14,840
14,000	Excelsior Medical Co. Ltd.	22,957
403,062	Far Eastern Department Stores Ltd.	233,695
Shares		Value
TAIWAN (continued)
750,724	Far Eastern International Bank	$253,805
39,478	Faraday Technology Corp.	77,372
78,000	Farglory Land Development Co. Ltd.	79,620
127,255	Federal Corp.(b)	50,712
9,100	Feedback Technology Corp.	34,927
103,320	Feng Hsin Steel Co. Ltd.	182,921
49,720	Feng TAY Enterprise Co. Ltd.	285,840
5,366,000	First Financial Holding Co. Ltd.	3,689,629
72,120	First Hotel	34,983
61,000	First Insurance Co. Ltd. (The)	27,099
270,859	First Steamship Co. Ltd.(b)	106,171
75,049	FLEXium Interconnect, Inc.	264,758
9,955	Flytech Technology Co. Ltd.	25,169
37,000	Focaltech Systems Co. Ltd.	30,336
9,764	Formosa International Hotels Corp.	45,608
20,000	Formosa Laboratories, Inc.	34,102
31,203	Formosa Oilseed Processing Co. Ltd.	84,189
114,791	Formosan Union Chemical	71,618
33,000	Fortune Electric Co. Ltd.	23,984
58,210	Founding Construction & Development Co. Ltd.	31,659
1,064,000	Foxconn Technology Co. Ltd.	2,637,930
12,128	Foxsemicon Integrated Technology, Inc.	70,909
21,000	Froch Enterprise Co. Ltd.	9,706
18,000	Fulgent Sun International Holding Co. Ltd.	30,751
169,000	Fulltech Fiber Glass Corp.	101,850
106,466	Fwusow Industry Co. Ltd.	63,816
40,000	Gemtek Technology Corp.	35,147
25,000	General Interface Solution Holding Ltd.	169,449
7,000	Genius Electronic Optical Co. Ltd.(b)	110,554
112,000	Getac Technology Corp.	170,667
21,000	Giant Manufacturing Co. Ltd.	89,861
122,000	Giantplus Technology Co. Ltd.	53,799
688,981	Gigabyte Technology Co. Ltd.	1,381,833
54,000	Gigastorage Corp.(b)	16,739
150,570	Gintech Energy Corp.(b)	64,430
167,000	Global Brands Manufacture Ltd.	86,189
8,000	Global Mixed Mode Technology, Inc.	16,541
7,000	Global PMX Co. Ltd.	28,467
6,000	Global Unichip Corp.	64,970
76,650	Globe Union Industrial Corp.	41,562
170,880	Gloria Material Technology Corp.	96,564
13,000	Glory Science Co. Ltd.	17,325
181,770	Gold Circuit Electronics Ltd.(b)	58,187
187,852	Goldsun Building Materials Co. Ltd.(b)	60,748
13,783	Gourmet Master Co. Ltd.	124,039

76

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
22,000	Grand Fortune Securities Co. Ltd.	$8,049
42,000	Grand Ocean Retail Group Ltd.	42,804
376,000	Grand Pacific Petrochemical	351,264
4,000	Grand Plastic Technology Corp.	17,835
12,000	GrandTech CG Systems, Inc.	18,599
8,000	Grape King Bio Ltd.	61,410
59,000	Great China Metal Industry	49,722
40,000	Great Taipei Gas Co. Ltd.	35,278
216,946	Great Wall Enterprise Co. Ltd.	281,688
72,000	Greatek Electonics, Inc.	125,119
92,000	Green Energy Technology, Inc.(b)	38,616
141,000	Hannstar Board Corp.	132,415
6,215,000	HannStar Display Corp.	1,812,894
221,000	HannsTouch Solution, Inc.(b)	62,083
30,300	Harvatek Corp.(b)	17,914
89,000	Hey Song Corp.	89,541
23,000	Highlight Tech Corp.	20,135
66,666	Highwealth Construction Corp.	103,002
77,620	Hitron Technology, Inc.	53,118
23,717	Hiwin Technologies Corp.	231,636
273,530	Ho Tung Chemical Corp.(b)	75,052
87,000	Hocheng Corp.(b)	25,918
10,000	Holiday Entertainment Co. Ltd.	18,554
28,000	Holtek Semiconductor, Inc.	66,675
26,105	Holy Stone Enterprise Co. Ltd.	182,907
52,514	Hong Pu Real Estate Development Co. Ltd.	36,880
29,624	Hota Industrial Manufacturing Co. Ltd.	125,796
46,678	Hsin Kuang Steel Co. Ltd.	58,245
54,143	Hsing TA Cement Co.	28,120
919,000	HTC Corp.(b)	1,618,021
11,000	Hu Lane Associate, Inc.	48,148
62,479	Huaku Development Co. Ltd.	133,472
21,000	Huang Hsiang Construction Co.	19,173
31,000	Hung Ching Development & Construction Co. Ltd.	31,543
96,000	Hung Sheng Construction Ltd.	126,687
42,830	Hwa Fong Rubber Co. Ltd.(b)	20,706
30,110	Ibase Technology, Inc.	46,816
34,341	Ichia Technologies, Inc.(b)	18,621
9,000	IEI Integration Corp.	10,730
9,436	Innodisk Corp.	43,922
7,298,000	Innolux Corp.	2,741,458
9,000	Inpaq Technology Co. Ltd.	11,377
15,000	Integrated Service Technology, Inc.	34,298
4,000	International Games System Co. Ltd.	22,539
3,342,155	Inventec Corp.	2,669,226
8,000	Iron Force Industrial Co. Ltd.	23,493
12,000	I-Sheng Electric Wire & Cable Co. Ltd.	16,777
19,000	ITE Technology, Inc.	21,815
Shares		Value
TAIWAN (continued)
42,000	ITEQ Corp.	$98,778
15,000	Jarllytec Co. Ltd.	24,401
10,000	Jentech Precision Industrial Co. Ltd.	23,094
10,500	Jess-Link Products Co. Ltd.	9,243
459,731	Jih Sun Financial Holdings Co. Ltd.	145,365
17,680	Johnson Health Tech Co. Ltd.	19,173
44,000	K Laser Technology, Inc.	21,056
13,000	Kaulin Manufacturing Co. Ltd.	8,408
30,000	KEE TAI Properties Co. Ltd.	10,534
136,682	Kenda Rubber Industrial Co. Ltd.	144,433
38,000	Kerry TJ Logistics Co. Ltd.	49,713
109,000	Kindom Construction Corp.	79,576
36,720	King Chou Marine Technology Co. Ltd.	43,960
4,000	King Slide Works Co. Ltd.	55,138
526,184	King Yuan Electronics Co. Ltd.	453,755
5,000	Kingpak Technology, Inc.	30,705
374,185	King’s Town Bank Co. Ltd.	393,570
27,062	King’s Town Construction Co. Ltd.(b)	19,713
25,000	Kinik Co.	56,183
24,000	Kinko Optical Co. Ltd.(b)	27,674
646,343	Kinpo Electronics, Inc.	214,294
64,000	Kinsus Interconnect Technology Corp.	114,980
5,250	KMC Kuei Meng International, Inc.	22,379
16,328	KS Terminals, Inc.	25,254
6,000	Kung Long Batteries Industrial Co. Ltd.	29,986
81,000	Kung Sing Engineering Corp.	24,104
31,000	Kuo Toong International Co. Ltd.(b)	21,720
104,982	Kuoyang Construction Co. Ltd.(b)	44,751
74,799	Kwong Fong Industries Corp.	39,581
17,000	Kwong Lung Enterprise Co. Ltd.	28,487
39,000	L&K Engineering Co. Ltd.	41,530
8,000	Land Mark Optoelectronics Corp.	71,209
14,000	Lanner Electronics, Inc.	20,968
17,000	Laser Tek Taiwan Co. Ltd.	23,573
1,767,000	LCY Chemical Corp.	2,972,513
94,714	Lealea Enterprise Co. Ltd.(b)	30,783
43,000	LEE CHI Enterprises Co. Ltd.	14,327
15,000	Lelon Electronics Corp.	32,730
62,275	Leofoo Development Co. Ltd.(b)	12,876
199,000	Lextar Electronics Corp.(b)	133,906
12,400	Li Cheng Enterprise Co. Ltd.	14,521
167,788	Li Peng Enterprise Co. Ltd.(b)	43,846
34,629	Lian Hwa Food Corp.	43,323
4,000	Lida Holdings Ltd.	10,910

77

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
282,640	Lien Hwa Industrial Corp.	$364,679
137,000	Lingsen Precision Industries Ltd.	51,016
75,882	Lite-On Semiconductor Corp.	98,899
33,000	Lite-On Technology Corp.	43,333
122,000	Long Bon International Co. Ltd.	57,585
267,746	Long Chen Paper Co. Ltd.	235,264
15,000	Longwell Co.	21,657
8,451	Lotes Co. Ltd.	57,971
69,000	Lucky Cement Corp.(b)	17,918
12,545	Lumax International Corp. Ltd.	24,956
5,000	Macauto Industrial Co. Ltd.	17,639
7,500	Macroblock Inc.	30,256
136,274	Macronix International(b)	189,183
30,213	Makalot Industrial Co. Ltd.	134,219
327,998	Masterlink Securities Corp.	111,961
26,095	Meiloon Industrial Co. Ltd.	17,474
178,740	Mercuries & Associates Holding Ltd.	148,298
305,518	Mercuries Life Insurance Co. Ltd.(b)	170,653
12,091	Merry Electronics Co. Ltd.	64,377
64,000	Microbio Co. Ltd.(b)	42,020
36,404	Micro-Star International Co. Ltd.	124,859
8,000	Mildef Crete, Inc.	11,237
38,400	MIN AIK Technology Co. Ltd.	24,146
34,036	Mirle Automation Corp.	47,640
9,000	MPI Corp.	18,227
4,000	Nak Sealing Technologies Corp.	11,054
34,000	Namchow Holdings Co. Ltd.	63,082
42,590	Nan Kang Rubber Tire Co. Ltd.	35,267
71,405	Nantex Industry Co. Ltd.	66,824
21,000	National Petroleum Co. Ltd.	26,444
114,428	Neo Solar Power Corp.(b)	37,565
11,000	Nexcom International Co. Ltd.	9,342
36,426	Nichidenbo Corp.	90,785
13,000	Nien Hsing Textile Co. Ltd.	9,852
24,000	Nien Made Enterprise Co. Ltd.	207,356
1,118,000	Novatek Microelectronics Corp.	5,404,847
17,000	Nuvoton Technology Corp.	34,262
137,090	OptoTech Corp.	118,667
10,000	Orient Europharma Co. Ltd.	22,147
177,000	Orient Semiconductor Electronics Ltd.(b)	59,840
35,500	Oriental Union Chemical Corp.	38,325
22,000	O-Ta Precision Industry Co. Ltd.	19,547
21,384	Paiho Shih Holdings Corp.	32,166
156,453	Pan Jit International, Inc.(b)	240,194
51,000	Pan-International Industrial Corp.	34,734
7,000	Parade Technologies Ltd.	106,553
4,242	Paragon Technologies Co. Ltd.(b)	3,194
1,323	PChome Online, Inc.(b)	5,899
Shares		Value
TAIWAN (continued)
2,377	Pharmally International Holding Co. Ltd.	$29,815
103,616	Phihong Technology Co. Ltd.(b)	35,877
27,000	Phison Electronics Corp.	224,015
6,000	Pixart Imaging, Inc.	21,363
12,000	Planet Technology Corp.	24,851
24,000	Plotech Co. Ltd.	17,482
6,000	Polytronics Technology Corp.	12,955
5,099	Posiflex Technology, Inc.	18,738
443,000	Pou Chen Corp.	486,932
1,131,200	Powertech Technology, Inc.	3,196,211
9,242	Poya International Co. Ltd.	98,868
417,377	President Securities Corp.(b)	191,551
86,000	Primax Electronics Ltd.	161,527
277,370	Prince Housing & Development Corp.	99,663
4,000	Pro Hawk Corp.	17,900
121,000	Prodisc Technology, Inc.(a)(b)(c)	0
26,000	Promate Electronic Co. Ltd.	23,525
4,339,520	Qisda Corp.	3,231,889
14,700	Qualipoly Chemical Corp.	15,077
123,311	Quintain Steel Co. Ltd.	37,782
208,008	Radiant Opto-Electronics Corp.	438,927
201,677	Radium Life Tech Co. Ltd.(b)	88,934
1,104,825	Realtek Semiconductor Corp.	4,438,932
45,771	Rechi Precision Co. Ltd.	45,900
15,000	Rexon Industrial Corp. Ltd.	28,075
182,616	Rich Development Co. Ltd.	60,844
446,597	Ritek Corp.(b)	214,444
95,000	Roo Hsing Co. Ltd.(b)	44,841
128,400	Ruentex Development Co. Ltd.(b)	142,392
66,000	Ruentex Industries Ltd.	126,334
12,000	Run Long Construction Co. Ltd.	22,735
75,335	Sampo Corp.	33,713
37,113	San Fang Chemical Industry Co. Ltd.	34,126
17,600	San Shing Fastech Corp.	31,332
48,080	Sanyang Motor Co. Ltd.	33,060
7,000	Scientech Corp.	19,664
31,000	SDI Corp.	82,629
10,000	Senao International Co. Ltd.	16,316
53,000	Sercomm Corp.	117,378
49,674	Sesoda Corp.	45,108
19,391	Sharehope Medicine Co. Ltd.	20,934
19,000	Sheng Yu Steel Co. Ltd.	14,926
54,000	Shieh Yih Machinery Industry Co. Ltd.	21,255
87,000	Shih Wei Navigation Co. Ltd.(b)	21,570
13,218,606	Shin Kong Financial Holding Co. Ltd.	5,008,683
17,000	Shin Zu Shing Co. Ltd.	49,699
134,040	Shining Building Business Co. Ltd.(b)	55,606
116,000	Shinkong Insurance Co. Ltd.	132,051

78

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
198,314	Shinkong Synthetic Fibers Corp.	$85,832
33,000	Shinkong Textile Co. Ltd.	47,160
12,000	Shiny Chemical Industrial Co. Ltd.	43,118
164,000	Sigurd Microelectronics Corp.	196,603
88,200	Simplo Technology Co. Ltd.	511,384
28,364	Sinbon Electronics Co. Ltd.	82,274
36,170	Sincere Navigation Corp.	19,022
33,000	Sinher Technology, Inc.	56,053
6,714	Sinmag Equipment Corp.	30,704
10,961	Sino-American Electronic Co. Ltd.(a)(b)(c)	490
49,000	Sino-American Silicon Products, Inc.	168,060
192,000	Sinon Corp.	110,381
15,146	Sinphar Pharmaceutical Co. Ltd.	10,662
27,389	Sinyi Realty, Inc.	31,671
25,000	Sirtec International Co. Ltd.	20,905
14,000	Sitronix Technology Corp.	43,993
36,000	Siward Crystal Technology Co. Ltd.	25,165
99,616	Solar Applied Materials Technology Co.(b)	69,309
57,013	Solartech Energy Corp.(b)	20,579
16,160	Solteam Electronics Co. Ltd.	19,953
15,000	Sonix Technology Co. Ltd.	14,234
117,000	Southeast Cement Co. Ltd.	53,123
11,475	Sporton International, Inc.	53,973
8,000	St Shine Optical Co. Ltd.	175,867
19,000	Standard Chemical & Pharmaceutical Co. Ltd.	21,412
65,762	Standard Foods Corp.	127,168
26,400	Stark Technology, Inc.	34,408
27,000	Sunko Ink Co. Ltd.	8,864
11,000	Sunny Friend Environmental Technology Co. Ltd.	85,876
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	31,763
20,000	Sunrex Technology Corp.	12,478
48,000	Sunspring Metal Corp.	55,504
174,245	Supreme Electronics Co. Ltd.	196,647
14,000	Swancor Holding Co. Ltd.	35,807
79,969	Sweeten Real Estate Development Co. Ltd.	55,509
21,000	Syncmold Enterprise Corp.	39,443
211,550	Synnex Technology International Corp.	301,632
16,170	Sysage Technology Co. Ltd.	17,853
12,000	Systex Corp.	24,420
197,938	TA Chen Stainless Pipe Co. Ltd.	247,956
9,000	Ta Liang Technology Co. Ltd.	15,228
99,340	Ta Ya Electric Wire & Cable(b)	44,942
6,000	Ta Yih Industrial Co. Ltd.	14,719
46,262	TA-I Technology Co. Ltd.	149,754
Shares		Value
TAIWAN (continued)
795,277	Taichung Commercial Bank Co. Ltd.	$263,672
10,500	TaiDoc Technology Corp.	53,333
47,580	Taiflex Scientific Co. Ltd.	68,384
16,000	Taimide Tech, Inc.	38,100
839,045	Tainan Spinning Co. Ltd.	365,887
12,000	Tai-Saw Technology Co. Ltd.	10,466
8,153,000	Taishin Financial Holding Co. Ltd.	3,994,741
46,834	Taisun Enterprise Co. Ltd.(b)	28,302
44,000	Taita Chemical Co. Ltd.(b)	20,912
29,000	Taiwan Acceptance Corp.	106,095
2,384,906	Taiwan Business Bank	786,815
2,216,500	Taiwan Cement Corp.	2,849,000
12,000	Taiwan Chinsan Electronic Industrial Co. Ltd.	23,401
61,088	Taiwan Cogeneration Corp.	51,382
6,000	Taiwan FamilyMart Co. Ltd.	38,610
14,000	Taiwan Fertilizer Co. Ltd.	19,664
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	36,108
61,000	Taiwan FU Hsing Industrial Co. Ltd.	69,739
211,919	Taiwan Glass Industrial Corp.(b)	114,910
81,081	Taiwan Hon Chuan Enterprise Co. Ltd.	141,165
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	19,697
214,701	Taiwan Land Development Corp.(b)	61,926
12,471	Taiwan Line Tek Electronic(b)	12,078
49,544	Taiwan Navigation Co. Ltd.(b)	31,234
40,032	Taiwan Paiho Ltd.	82,773
128,000	Taiwan PCB Techvest Co. Ltd.	113,099
25,000	Taiwan Prosperity Chemical Corp.(b)	25,315
73,120	Taiwan Pulp & Paper Corp.(b)	44,545
39,000	Taiwan Sakura Corp.	48,027
28,408	Taiwan Secom Co. Ltd.	82,308
50,000	Taiwan Semiconductor Co. Ltd.	137,192
50,010	Taiwan Shin Kong Security Co. Ltd.	60,442
167,500	Taiwan Styrene Monomer	121,190
99,875	Taiwan Surface Mounting Technology Corp.	86,780
100,469	Taiwan TEA Corp.	50,704
28,000	Taiwan Union Technology Corp.	107,467
25,322	Taiyen Biotech Co. Ltd.	24,938
6,904	TCI Co. Ltd.	130,800
571,000	Teco Electric and Machinery Co. Ltd.	416,863
4,400	Tehmag Foods Corp.	29,679
18,000	Test Research, Inc.	33,632
81,000	Test Rite International Co. Ltd.	59,928

79

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
11,000	Thinking Electronic Industrial Co. Ltd.	$30,865
25,525	Thye Ming Industrial Co, Ltd.	33,059
160,100	Ton Yi Industrial Corp.	65,632
8,000	Tong Hsing Electronic Industries Ltd.	26,524
141,834	Tong Yang Industry Co. Ltd.	208,484
49,946	Tong-Tai Machine & Tool Co. Ltd.(b)	35,240
9,882	TOPBI International Holdings Ltd.	34,700
21,160	Topco Scientific Co. Ltd.	57,991
5,000	Topco Technologies Corp.	12,903
6,000	Topkey Corp.	17,502
37,049	Topoint Technology Co. Ltd.	24,446
17,000	Toung Loong Textile Manufacturing Co.	28,654
114,000	TPK Holding Co. Ltd.(b)	225,661
8,137	Transcend Information, Inc.	20,599
149,000	Tripod Technology Corp.	410,779
22,000	Tsang Yow Industrial Co. Ltd.	18,756
3,000	TSC Auto ID Technology Co. Ltd.	23,372
97,340	Tsec Corp(b)	26,422
61,942	TSRC Corp.	64,746
15,000	Ttet Union Corp.	46,155
23,000	TTY Biopharm Co. Ltd.	69,419
251,315	Tung Ho Steel Enterprise Corp.	187,990
7,000	Tung Thih Electronic Co. Ltd.	26,067
8,000	TURVO International Co. Ltd.	29,268
82,815	TXC Corp.	104,148
56,000	TYC Brother Industrial Co. Ltd.	55,334
88,303	Tycoons Group Enterprise(b)	19,470
94,458	Tyntek Corp.	64,332
38,000	UDE Corp.	41,955
44,000	U-Ming Marine Transport Corp.	45,417
3,570,000	Unimicron Technology Corp.	1,894,966
432,686	Union Bank of Taiwan	146,283
136,037	Unitech Printed Circuit Board Corp.(b)	94,205
9,305,000	United Microelectronics Corp.	5,334,251
11,920	United Orthopedic Corp.	21,298
60,000	Univacco Technology, Inc.	36,258
262,780	Universal Cement Corp.	171,244
9,588	Universal Microwave Technology, Inc.	23,113
152,000	Unizyx Holding Corp.	64,794
288,841	UPC Technology Corp.	175,961
385,298	USI Corp.	174,312
387,000	Vanguard International Semiconductor Corp.	986,019
39,800	Ve Wong Corp.	33,477
16,000	Visual Photonics Epitaxy Co. Ltd.	46,619
8,000	Voltronic Power Technology Corp.	139,021
54,000	Wah Lee Industrial Corp.	94,545
Shares		Value
TAIWAN (continued)
1,093,000	Walsin Lihwa Corp.	$742,614
205,000	Walton Advanced Engineering, Inc.	92,074
148,300	Wan Hai Lines Ltd.	80,414
17,000	Wei Chuan Foods Corp.(b)	13,272
17,000	Weikeng Industrial Co. Ltd.	12,689
20,000	Well Shin Technology Co. Ltd.	32,665
42,460	Win Semiconductors Corp.	205,268
811,472	Winbond Electronics Corp.	528,806
51,000	Winstek Semiconductor Co. Ltd.	47,645
44,673	Wintek Corp.(a)(b)(c)	501
142,646	Wisdom Marine Lines Co. Ltd.	141,649
3,977,684	Wistron Corp.	3,072,850
67,643	Wistron NeWeb Corp.	168,367
11,000	Wowprime Corp.	30,901
329,865	WPG Holdings Co. Ltd.	457,398
118,635	WT Microelectronics Co. Ltd.	174,965
12,000	XAC Automation Corp.	13,053
17,204	Xxentria Technology Materials Corp.	50,071
102,013	Yageo Corp.	2,602,468
310,124	Yang Ming Marine Transport Corp.(b)	92,995
103,489	YC Co. Ltd.	63,045
77,084	YC INOX Co. Ltd.	64,207
27,000	Yeong Guan Energy Technology Group Co. Ltd.	48,772
12,000	YFC-Boneagle Electric Co. Ltd.	15,405
460,624	YFY, Inc.(b)	182,059
28,213	Yi Jinn Industrial Co. Ltd.	12,672
603,480	Yieh Phui Enterprise Co. Ltd.	209,939
13,000	Yonyu Plastics Co. Ltd.	15,648
56,110	Youngtek Electronics Corp.	95,673
14,000	Yuanta Futures Co. Ltd.	19,321
313,000	Yulon Motor Co. Ltd.	216,239
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	36,813
28,350	YungShin Global Holding Corp.	36,625
79,000	Yungtay Engineering Co. Ltd.	125,929
13,000	Zeng Hsing Industrial Co. Ltd.	54,354
27,000	Zenitron Corp.	20,505
34,000	Zero One Technology Co. Ltd.	26,488
95,000	Zhen Ding Technology Holding Ltd.	223,427
100,826	Zig Sheng Industrial Co. Ltd.	32,902
46,169	Zinwell Corp.	37,703
23,000	Zippy Technology Corp.	26,558
42,000	Zongtai Real Estate Development Co. Ltd.	27,027
		127,631,858
THAILAND — 0.2%
40,400	Advanced Information Technology Public Co. Ltd. - FOR	28,658

80

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
THAILAND (continued)
4,300	AEON Thana Sinsap Thailand Public Co. Ltd. - FOR	$21,713
27,700	AJ Plast Public Co. Ltd - FOR	8,742
86,200	Amata Corp. Public Co. Ltd. - FOR	52,078
663,900	Ananda Development Public Co. Ltd. - FOR	100,772
520,168	AP Thailand Public Co. Ltd. - FOR	143,840
237,900	Asia Plus Group Holdings Securities Public Co. Ltd. - FOR	27,744
255,300	Bangchak Corp. Public Co. Ltd. - FOR	268,575
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	21,334
146,700	Bangkok Chain Hospital Public Co. Ltd. - FOR	71,873
303,306	Bangkok Expressway & Metro Public Co. Ltd. - FOR	76,123
26,500	Bangkok Insurance Public Co. Ltd. - FOR	277,983
1,628,000	Bangkok Land Public Co. Ltd. - FOR	93,462
115,800	Bangkok Ranch Public Co. Ltd. - FOR	19,665
444,400	Banpu Public Co. Ltd. - FOR	281,841
123,600	Beauty Community Public Co. Ltd. - FOR	28,977
157,200	BEC World Public Co. Ltd. - FOR	45,832
228,300	Better World Green Public Co. Ltd. - FOR	7,068
87,500	BJC Heavy Industries Public Co. Ltd. - FOR(b)	5,839
477,500	BTS Group Holdings Public Co. Ltd. - FOR	135,629
71,520	Buriram Sugar Public Co. Ltd. - FOR - Class F	14,403
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	44,064
11,200	Carabao Group Public Co. Ltd. - FOR	16,075
52,100	Central Plaza Hotel Public Co. Ltd. - FOR	68,511
76,822	CH Karnchang Public Co. Ltd. - FOR	61,190
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	7,300
601,400	Chularat Hospital Public Co. Ltd. - FOR	41,214
238,800	CK Power Public Co. Ltd. - FOR	28,567
70,900	Com7 Public Co. Ltd. - FOR	38,572
411,800	Country Group Development Public Co. Ltd. - FOR(b)	17,947
47,700	Delta Electronics Thailand Public Co. Ltd. - FOR	100,002
Shares		Value
THAILAND (continued)
104,200	Dhipaya Insurance Public Co. Ltd. - FOR	$73,914
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	24,670
260,900	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	86,261
3,700	Electricity Generating Public Co. Ltd. - FOR	25,690
148,000	Energy Absolute Public Co. Ltd. - FOR	159,032
404,800	Energy Earth Public Co. Ltd. - FOR(a)(b)(c)	3,331
451,400	Erawan Group Public Co. Ltd. (The) - FOR	99,045
497,300	Esso Thailand Public Co. Ltd. - FOR(b)	213,748
23,800	Forth Smart Service Public Co. Ltd. - FOR	6,331
147,500	GFPT Public Co. Ltd. - FOR	60,738
36,100	Global Power Synergy Public Co. Ltd. - FOR	74,869
79,600	Golden Land Property Development Public Co. Ltd. - FOR	25,600
333,800	Grand Canal Land Public Co. Ltd. - FOR	26,487
115,700	Hana Microelectronics Public Co. Ltd. - FOR	125,194
5,800	ICC International Public Co. Ltd. - FOR	6,930
148,800	Ichitan Group Public Co. Ltd. - FOR	21,736
24,018,400	IRPC Public Co. Ltd. - FOR	4,656,408
5,522,891	Italian-Thai Development Public Co. Ltd. - FOR(b)	471,446
331,800	Jasmine International Public Co. Ltd. - FOR	53,854
56,466	Jay Mart Public Co., Ltd. - FOR	14,935
26,200	Kce Electronics Public Co. Ltd. - FOR	32,484
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	22,692
450,966	Khon Kaen Sugar Industry Public Co. Ltd. - FOR	44,460
82,700	Kiatnakin Bank Public Co. Ltd. - FOR	180,215
77,000	Krungthai Card Public Co. Ltd. - FOR	66,539
59,000	Land and Houses Public Co. Ltd. - FOR	21,280
90,560	Land and Houses Public Co. Ltd. - NVDR	32,664
66,200	Lanna Resources Public Co. Ltd. - FOR	31,041
771,200	LH Financial Group Public Co. Ltd. - FOR	37,320
90,330	Loxley Public Co. Ltd. - FOR	6,027

81

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
THAILAND (continued)
73,000	LPN Development Public Co. Ltd. - FOR	$22,161
51,900	Major Cineplex Group Public Co. Ltd. - FOR	38,843
16,400	Malee Group Public Co. Ltd. - FOR	7,739
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	12,141
353,700	MBK Public Co. Ltd. - FOR	260,464
89,400	MCS Steel Public Co. Ltd. - FOR	22,034
28,500	Mega Lifesciences Public Co. Ltd. - FOR	34,908
29,800	MK Restaurants Group Public Co. Ltd. - FOR	66,730
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	10,855
72,700	Muangthai Capital Public Co. Ltd. - FOR	87,952
102,600	PCS Machine Group Holding Public Co. Ltd. - FOR	21,895
105,900	Polyplex Public Co. Ltd. - FOR	54,430
72,650	Precious Shipping Public Co. Ltd. - FOR(b)	26,204
519,200	Property Perfect Public Co. Ltd. - FOR	14,825
202,200	Pruksa Holding Public Co. Ltd. - FOR	124,590
89,000	PTG Energy Public Co. Ltd. - FOR	40,126
879,731	Quality Houses Public Co. Ltd. - FOR	92,019
13,500	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	20,897
195,875	Ratchthani Leasing Public Co. Ltd. - FOR	45,922
34,100	Regional Container Lines Public Co. Ltd. - FOR	5,791
11,900	Robinson Public Co. Ltd. - FOR	22,623
496,100	Rojana Industrial Park Public Co. Ltd. - FOR	82,758
37,600	Rs Public Co. Ltd. - FOR(b)	20,456
45,000	Samart Corp. Public Co. Ltd. - FOR	9,806
100,000	Samart Telcoms Public Co. Ltd. - FOR	25,549
2,354,500	Sansiri Public Co. Ltd. - FOR	116,770
26,700	Sappe Public Co. Ltd. - FOR	20,665
1,026,676	SC Asset Corp. Public Co. Ltd. - FOR	111,709
17,620	Siam City Cement Public Co. Ltd. - FOR	126,046
267,441	Siam Future Development Public Co. Ltd. - FOR	64,308
95,470	Siam Global House Public Co. Ltd - FOR	49,930
Shares		Value
THAILAND (continued)
240,000	Siamgas & Petrochemicals Public Co. Ltd. - FOR	$85,122
202,600	Singha Estate Public Co. Ltd. - FOR(b)	18,999
140,917	Somboon Advance Technology Public Co. Ltd. - FOR	95,300
153,600	SPCG Public Co. Ltd. - FOR	96,029
113,560	Sri Trang Agro-Industry Public Co. Ltd. - FOR(b)	38,229
30,066	Srisawad Corp. Public Co. Ltd. - FOR	35,018
364,000	Srithai Superware Public Co. Ltd. - FOR	12,363
855,900	Star Petroleum Refining Public Co. Ltd. - FOR	375,598
309,875	Supalai Public Co. Ltd. - FOR(b)	221,672
1,887,300	Super Energy Corp. Public Co. Ltd. - FOR(b)	41,411
325,900	SVI Public Co. Ltd. - FOR	40,554
368,600	Syntec Construction Public Co. Ltd. - FOR	46,754
31,100	Taokaenoi Food & Marketing Public Co. Ltd. - FOR	14,583
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(b)	33,955
4,380	Thai Agro Energy Public Co. Ltd. - FOR	276
380,300	Thai Airways International Public Co. Ltd. - FOR(b)	160,030
15,000	Thai Central Chemical Public Co. Ltd. - FOR	15,780
82,500	Thai Metal Trade Public Co. Ltd. - FOR	36,700
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	97,289
187,100	Thai Union Group Public Co. Ltd. - FOR	92,228
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	44,926
72,200	Thai Wah Public Co. Ltd. - FOR	20,074
116,500	Thaicom Public Co. Ltd. - FOR	29,064
147,100	Thaifoods Group Public Co. Ltd. - FOR	18,216
202,200	Thanacart Capital Public Co. Ltd. - FOR	311,474
17,300	Thitikorn Public Co. Ltd. - FOR	6,032
121,084	Thoresen Thai Agencies Public Co. Ltd. - FOR	26,386
72,300	Tipco Asphalt Public Co. Ltd. - FOR	32,162
26,000	Tisco Financial Group Public Co. Ltd. - FOR	60,956
2,876,400	TMB Bank Public Co. Ltd. - FOR	198,849
51,200	Total Access Communication Public Co. Ltd. - FOR	63,096

82

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
THAILAND (continued)
99,800	Tpi Polene Power Public Co. Ltd. - FOR	$18,148
731,700	TPI Polene Public Co. Ltd. - FOR	41,786
105,400	TTW Public Co. Ltd. - FOR	39,600
118,800	Unique Engineering & Construction Public Co. Ltd. - FOR	45,706
449,400	Univentures Public Co. Ltd. - FOR	107,386
184,700	Vanachai Group Public Co. Ltd. - FOR	44,690
382,600	VGI Global Media Public Co. Ltd. - FOR	81,649
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	19,491
139,700	Vinythai Public Co. Ltd. - FOR	100,775
596,100	WHA Corp Public Co. Ltd. - FOR	70,235
24,700	Workpoint Entertainment Public Co. Ltd. - FOR	34,522
		13,494,793
TURKEY — 0.2%
9,076	Adana Cimento Sanayii T.A.S. - Class A	10,669
5,299	Akcansa Cimento AS	9,435
17,831	AKIS Gayrimenkul Yatirimi AS REIT	7,964
17,532	Aksa Akrilik Kimya Sanayii AS	41,645
26,465	Aksa Enerji Uretim AS(b)	22,889
29,600	Aksigorta AS	21,694
29,721	Alarko Holding AS	30,050
92,924	Albaraka Turk Katilim Bankasi AS	24,714
1,359	Alkim Alkali Kimya AS	5,667
10,510	Anadolu Anonim Turk Sigorta Sirketi	9,047
87,793	Anadolu Cam Sanayii AS	60,602
45,730	Anadolu Efes Biracilik Ve Malt Sanayii AS	192,371
9,733	Anadolu Hayat Emeklilik AS	12,883
16,961	Arcelik AS	43,422
12,296	Aygaz AS	25,863
7,874	Bagfas Bandirma Gubre Fabrik AS(b)	11,814
17,593	Bera Holding AS(b)	6,786
15,627	Borusan Mannesmann Boru Sanayi ve Ticaret AS	30,109
19,362	Boyner Perakende Ve Tekstil Yatirimlari AS(b)	30,072
12,202	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(b)	18,060
10,435	Bursa Cimento Fabrikasi AS	11,419
5,730	Cimsa Cimento Sanayi VE Ticaret AS	11,598
13,887	Coca-Cola Icecek AS	83,680
Shares		Value
TURKEY (continued)
3,327,803	Dogan Sirketler Grubu Holding AS(b)	$675,627
9,154	Dogus Otomotiv Servis ve Ticaret AS(b)	11,820
340	EGE Endustri VE Ticaret AS	24,188
80,727	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(b)	28,846
961	Erbosan Erciyas Boru Sanayii ve Ticaret AS	15,521
22,092	Global Yatirim Holding AS(b)	14,577
361	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,452
14,783	Goodyear Lastikleri TAS	10,625
184,835	GSD Holding AS(b)	27,019
16,968	Gubre Fabrikalari TAS(b)	12,230
294,548	Ihlas Holding AS(b)	24,518
20,141	Is Gayrimenkul Yatirim Ortakligi AS REIT	4,089
25,617	Izmir Demir Celik Sanayi AS(b)	12,794
147,575	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	96,775
35,176	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	23,067
390,783	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	347,503
30,773	Karsan Otomotiv Sanayii Ve Ticaret AS(b)	10,059
10,941	Kordsa Teknik Tekstil AS	17,437
4,973	Migros Ticaret AS(b)	19,486
14,657	Netas Telekomunikasyon AS(b)	28,924
5,730	Nuh Cimento Sanayi AS	10,435
6,670	Pegasus Hava Tasimaciligi As(b)	39,109
1,653,874	Petkim Petrokimya Holding AS	1,490,854
31,891	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	20,849
68,018	Sekerbank TAS(b)	17,124
55,241	Selcuk Ecza Deposu Ticaret ve Sanayi AS	42,618
2,900,691	Soda Sanayii AS	3,763,154
44,575	TAV Havalimanlari Holding AS	262,626
34,027	Tekfen Holding AS	134,713
6,617	Tofas Turk Otomobil Fabrikasi AS	30,899
99,124	Trakya Cam Sanayii AS	88,548
105,740	Tupras Turkiye Petrol Rafinerileri AS	2,309,943
1	Turk Hava Yollari AO(b)	3
102,718	Turkiye Halk Bankasi AS	144,521
417,341	Turkiye Sinai Kalkinma Bankasi AS	72,868
291,904	Turkiye Sise ve Cam Fabrikalari AS	296,320
474,882	Turkiye Vakiflar Bankasi TAO - Class D(b)	397,221

83

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
TURKEY (continued)
11,630	Ulker Biskuvi Sanayi AS(b)	$41,273
39,024	Vestel Elektonik Sanayi ve Ticaret AS(b)	73,444
67,419	Zorlu Enerji Elektrik Uretim AS(b)	20,942
		11,388,474
UKRAINE — 0.0%
8,420	Kernel Holding SA	116,807
UNITED ARAB EMIRATES — 0.0%
9,356,794	Dana Gas PJSC(b)	2,776,610
32,249	Lamprell Plc(b)	38,519
		2,815,129
UNITED KINGDOM — 4.2%
1,160	4imprint Group Plc	30,756
16,302	A.G. Barr Plc	144,858
11,919	AA Plc	17,522
309,136	Abcam Plc	5,997,047
18,704	Acacia Mining Plc(b)	30,024
566,635	Adaptimmune Therapeutics Plc - ADR(b)	5,541,690
25,242	Admiral Group Plc	656,329
129,757	Afren Plc(a)(b)(c)	0
81,695	Aggreko Plc	796,920
4,685	Alstria Office REIT AG, REIT	192,041
3,987	Anglo-Eastern Plantations Plc	38,202
1,859	Arrow Global Group Plc	6,234
47,156	Ashmore Group Plc	225,666
76,965	ASOS Plc(b)	6,131,905
53,069	Assura Plc REIT	39,425
37,432	Auto Trader Group Plc	208,955
2,815	Aveva Group Plc	97,173
5,635	Avon Rubber Plc	107,614
62,173	B&M European Value Retail SA	336,783
118,609	Babcock International Group Plc	1,112,485
102,410	Balfour Beatty Plc	394,650
347,181	Barratt Developments Plc	2,433,384
237,739	BBA Aviation Plc	1,092,149
192,377	Beazley Plc	1,416,542
52,442	Bellway Plc	2,007,840
37,557	Berkeley Group Holdings Plc	1,840,188
4,481	Biffa PLC	13,586
112,748	Bodycote Plc	1,479,866
39,276	Bovis Homes Group Plc	594,646
5,261	Braemar Shipping Services Plc	17,954
42,050	Brewin Dolphin Holdings Plc	193,725
23,921	Britvic Plc	252,435
26,025	BTG Plc(b)	181,384
14,681	Cambian Group Plc	36,227
30,235	Capital & Counties Properties Plc	109,292
25,009	Card Factory Plc	69,262
87,391	Carillion Plc(b)(c)	13,042
14,277	Carpetright Plc(b)	5,060
Shares		Value
UNITED KINGDOM (continued)
61,846	Chemring Group Plc	$185,486
44,553	Chesapeake Lodging Trust, REIT	27,748
48,977	Chesnara Plc	258,102
325,110	Cineworld Group Plc	1,156,413
29,064	Circassia Pharmaceuticals Plc(b)	29,374
2,073	City Of London Investment Group PLC	10,612
21,818	City Office REIT Inc., REIT	50,000
2,013	Clarkson Plc	67,375
55,392	Close Brothers Group Plc	1,154,545
3,850	CLS Holdings Plc	11,193
32,668	CMC Markets Plc	84,470
308,623	Cobham Plc(b)	506,554
55,701	Communisis Plc	37,286
23,119	Computacenter Plc	475,198
8,765	Concentric AB	151,517
11,234	Connect Group Plc	4,143
7,666	Consort Medical Plc	110,883
4,252,735	ContourGlobal Plc(b)(c)	12,726,723
72,332	Convatec Group PLC	207,916
10,718	Costain Group Plc	61,406
14,703	Countryside Properties PLC	64,611
19,641	Countrywide Plc(b)	12,542
11,196	Cranswick Plc	481,122
90,465	Crest Nicholson Holdings Plc	452,159
26,271	Croda International Plc	1,772,365
31,107	Cybg PLC	141,106
23,730	Daily Mail & General Trust Plc - Class A	232,198
34,422	Dairy Crest Group Plc	219,125
9,017	De La Rue Plc	59,886
198,560	Debenhams Plc	31,300
7,578	Dechra Pharmaceuticals Plc	297,001
51,874	Devro Plc	133,995
7,996	DFS Furniture Plc	21,515
1,816	Dialight Plc(b)	12,633
88,491	Dialog Semiconductor Plc(b)	1,535,073
4,728	Dignity Plc	62,802
28,501	Diploma Plc	492,300
352,706	Direct Line Insurance Group Plc	1,592,056
14,305	DiscoverIE Group Plc	77,169
115,294	Dixons Carphone Plc	267,700
81,959	Domino’s Pizza Group Plc	339,291
89,555	Drax Group Plc	427,628
253,633	DS Smith Plc	1,677,834
6,273	Dunelm Group Plc	43,185
23,393	easyJet Plc	497,103
255,333	EI Group Plc(b)	512,757
159,024	Electrocomponents Plc	1,497,816
107,515	Elementis Plc	367,189
337,265	EnQuest Plc(b)	159,806
12,558	Equiniti Group Plc	35,273
20,953	Essentra Plc	132,338

84

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
62,061	Esure Group Plc	$166,174
8,122	Euromoney Institutional Investor Plc	144,769
1,879	FDM Group Holdings PLC	23,479
6,971	Fidessa Group Plc	352,722
422,903	Firstgroup Plc(b)	490,134
20,000	Flybe Group Plc(b)	10,632
35,534	Foxtons Group Plc	27,471
3,059	Fuller Smith & Turner Plc - Class A	39,348
173,325	G4S Plc	627,890
32,908	Galliford Try Plc	402,776
5,545	Games Workshop Group Plc	217,978
26,321	Gem Diamonds Ltd.(b)	40,766
180,292	Genus Plc(c)	6,786,862
6,427	Go-Ahead Group Plc	130,079
26,527	Gocompare.Com Group Plc	42,338
98,663	Greene King Plc	666,663
30,359	Greggs Plc	419,992
16,397	Growthpoint Properties Ltd., REIT	200,583
24,837	Gulf Keystone Petroleum Ltd.(b)	83,781
2,858	Gym Group Plc (The)	10,991
10,409	H&R Real Estate Investment Trust, REIT	129,996
85,828	Halfords Group Plc	368,150
20,214	Halma Plc	373,302
25,870	Hansteen Holdings Plc REIT	37,351
7,632	Hastings Group Holdings PLC	24,943
155,454	Hays Plc	405,428
11,940	Headlam Group Plc	71,777
26,404	Helical Plc	110,900
11,324	Henry Boot Plc	38,942
27,440	Hill & Smith Holdings Plc	542,764
632	Hilton Food Group Plc	7,930
100,738	HomeServe Plc	1,338,096
109,344	Howden Joinery Group Plc	684,728
31,513	Hunting Plc(b)	323,452
7,381	Huntsworth Plc	11,286
16,439	Ibstock Plc	52,993
34,668	IMI Plc	565,150
128,715	Inchcape Plc	1,191,899
28,870	Indivior Plc(b)	115,877
118,398	Informa Plc	1,226,747
16,892	InfraREIT, Inc., REIT	194,222
57,563	Inmarsat Plc	430,355
10,400	Interserve Plc(b)	9,521
122,705	ITE Group Plc	133,676
182,643	ITV Plc	395,190
22,370	J D Wetherspoon Plc	357,918
343,043	J Sainsbury Plc	1,472,346
9,230	Jackpotjoy Plc(b)	120,542
11,666	James Fisher & Sons Plc	275,924
25,740	Jardine Lloyd Thompson Group Plc	476,366
Shares		Value
UNITED KINGDOM (continued)
80,166	JD Sports Fashion Plc	$492,330
15,332	John Laing Group Plc	58,681
17,247	John Menzies Plc	146,691
151,724	John Wood Group Plc	1,294,039
25,658	Johnson Matthey Plc	1,266,263
38,882	Jupiter Fund Management Plc	223,530
9,570	Just Eat Plc(b)	99,609
64,149	Just Group Plc	91,187
2,780	Kainos Group PLC	13,501
55,928	KAZ Minerals Plc(b)	621,324
122,169	KCOM Group Plc	149,608
32,991	Keller Group Plc	466,797
12,170	Kier Group Plc	154,465
109,924	Kingfisher Plc	428,079
41,948	Lancashire Holdings Ltd.	315,485
24,600	LivaNova Plc(b)	2,709,198
29,427	Londonmetric Property Plc REIT	72,691
115,356	Lookers Plc	158,980
31,272	Low & Bonar Plc	20,277
11,902	LSL Property Services Plc	40,617
332,941	Man Group Plc	758,194
505,180	Marks & Spencer Group Plc	2,042,257
29,565	Marshalls Plc	168,027
249,397	Marston’s Plc	309,504
18,540	McBride Plc	34,409
68,422	McCarthy & Stone Plc	97,261
13,685	McColl’s Retail Group Plc	26,943
22,320	Mears Group Plc	95,212
274,902	Meggitt Plc	2,057,399
239,235	Melrose Industries Plc	677,939
61,218	Merlin Entertainments Plc	316,423
1,272	Metro Bank PLC(b)	53,426
8,502	Micro Focus International PLC	139,490
44,090	Millennium & Copthorne Hotels Plc	300,924
35,220	Mitchells & Butlers Plc	117,049
90,011	Mitie Group Plc	181,704
2,117	MJ Gleeson PLC	21,062
103,302	Moneysupermarket.com Group Plc	425,883
65,172	Morgan Advanced Materials Plc	305,210
12,987	Morgan Sindall Group Plc	240,348
39,656	Mothercare Plc(b)	10,957
38,272	N Brown Group Plc	72,939
208,759	National Express Group Plc	1,108,625
11,757	NCC Group Plc	33,919
70,609	NEX Group Plc	936,041
18,711	Non-Standard Finance PLC	14,244
65,442	Northgate Plc	375,363
28,958	Northview Apartment Real Estate Investment Trust, REIT	198,329
2,343,210	Ocado Group Plc(b)	34,015,728
2,987	On The Beach Group PLC	17,388
56,141	Onesavings Bank Plc	320,540
96,451	Ophir Energy Plc(b)	54,816

85

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
6,094	Oxford Instruments Plc	$76,307
22,060	Pagegroup Plc	173,294
5,282	PayPoint Plc	64,683
159,997	Pearson Plc	1,941,687
478,064	Pendragon Plc	146,516
20,546	Pennon Group Plc	202,634
16,266	Petrofac Ltd.	130,960
50,123	Pets at Home Group Plc	76,381
36,290	Photo-Me International Plc	52,967
43,303	Polypipe Group Plc	213,480
1,385	Porvair Plc	8,671
296,794	Premier Foods Plc(b)	160,302
287,081	Premier Oil Plc(b)	482,312
53,646	PZ Cussons Plc	164,062
179,176	QinetiQ Group Plc	636,387
33,811	Rank Group Plc	80,591
99,906	Redrow Plc	704,173
128,562	Renewi Plc	118,120
100,655	Renishaw Plc	7,226,635
51,233	Renold Plc(b)	22,124
195,018	Rentokil Initial Plc	868,504
18,826	Restaurant Group Plc (The)	65,481
7,870	Ricardo Plc	83,257
57,225	Rightmove Plc	3,658,620
17,462	Robert Walters Plc	171,439
150,939	Rotork Plc	713,012
145,408	Royal Mail Plc	894,915
128,548	RPC Group Plc	1,374,769
101,928	RPS Group Plc	328,442
366,008	RSA Insurance Group Plc	3,094,744
13,220	Safestore Holdings Plc REIT	97,170
162,541	Saga Plc	264,971
22,285	Savills Plc	259,155
21,495	SDL Plc	143,323
68,844	Segro Plc REIT	600,899
140,739	Senior Plc	585,951
73,665	Severfield Plc	80,251
13,492	Severn Trent Plc	342,577
158,633	SIG Plc	252,770
133,882	Smiths Group Plc	2,836,215
27,605	Soco International Plc	34,711
8,844	Softcat PLC	93,794
24,994	Spectris Plc	759,452
126,321	Speedy Hire Plc	99,481
8,354	Spirax-Sarco Engineering Plc	761,518
15,845	Spire Healthcare Group PLC	51,577
129,217	Spirent Communications Plc	192,330
15,991	Sportech Plc	15,406
80,412	Sports Direct International Plc(b)	436,425
18,318	SSP Group Plc	163,878
12,066	St. Ives Plc	16,154
78,970	St. James’s Place Plc	1,249,519
48,691	St. Modwen Properties Plc	258,832
13,089	Stagecoach Group Plc	27,419
995	Stallergenes Greer Plc(b)	31,763
Shares		Value
UNITED KINGDOM (continued)
707,430	STERIS Plc(c)	$80,979,512
24,157	Sthree Plc	106,853
11,196	Stobart Group Ltd.	34,534
16,799	Stock Spirits Group Plc	47,627
14,730	Stolt-Nielsen Ltd.	252,102
8,341	Superdry Plc	136,192
54,149	Synthomer Plc	375,975
90,072	Talktalk Telecom Group Plc	135,602
110,608	Tate & Lyle Plc	905,909
692,296	Taylor Wimpey Plc	1,589,715
4,185	Ted Baker Plc	121,175
7,809	Telecom Plus Plc	105,776
117,616	Thomas Cook Group Plc	148,047
16,084	Topps Tiles Plc	12,751
1,761	Torm PLC	13,679
103,584	TP ICAP Plc	380,684
117,700	Travelport Worldwide Ltd.	2,224,530
89,401	Travis Perkins Plc	1,403,418
16,317	Trifast Plc	49,473
117,928	Trinity Mirror Plc	109,898
52,377	TT Electronics Plc	158,806
232,118	Tullow Oil Plc(b)	690,066
4,704	Tyman PLC	20,838
26,201	U & I Group Plc	76,174
154,758	Ultra Electronics Holdings Plc	3,353,618
19,353	UNITE Group Plc (The), REIT	167,702
15,981	United Utilities Group Plc	150,858
2,718	Urban & Civic PLC	10,810
80,295	Vectura Group Plc(b)	84,312
155,304	Vesuvius Plc	1,293,385
146,331	Victrex Plc	6,057,752
51,241	Virgin Money Holdings UK Plc	266,670
11,826	Vitec Group Plc (The)	188,594
512	Vp Plc	7,560
14,927	Weir Group Plc (The)	381,756
22,284	WH Smith Plc	563,037
244,679	William Hill Plc	955,426
15,003	Wilmington Plc	36,430
12,913	Wincanton Plc	45,762
795,567	Wm Morrison Supermarkets Plc	2,728,535
11,514	Workspace Group Plc REIT	164,123
474,966	Xaar Plc(c)	1,577,235
846	Zeal Network SE	23,940
		283,280,638
UNITED STATES — 48.5%
26,800	1-800-Flowers.com, Inc. - Class A(b)	388,600
6,900	1st Constitution Bancorp	153,525
21,000	1st Source Corp.	1,187,760
10,900	AAR Corp.	516,769
34,879	Aaron’s, Inc.	1,510,609
28,900	ACI Worldwide, Inc.(b)	746,776
4,200	ACNB Corp.	144,060
165,000	Actuant Corp. - Class A	4,710,750
10,900	Addus HomeCare Corp.(b)	721,035

86

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
602,205	Aduro Biotech, Inc.(b)	$3,522,899
455,717	Advance Auto Parts, Inc.	64,360,912
73,900	Advanced Disposal Services, Inc.(b)	1,817,940
10,000	Advansix, Inc.(b)	404,700
120,642	Aerovironment, Inc.(b)	8,880,458
34,000	AG Mortgage Investment Trust, Inc. REIT	664,020
14,300	Agilysys, Inc.(b)	235,235
184,691	AGNC Investment Corp. REIT	3,595,934
54,089	Alacer Gold Corp.(b)	117,255
144,300	Alexander’s, Inc., REIT	727,272
2,600	Alico, Inc.	83,200
21,090	Allegiant Travel Co.	2,606,724
30,900	ALLETE, Inc.	2,395,677
36,100	Allscripts Healthcare Solutions, Inc.(b)	441,864
211,758	Alnylam Pharmaceuticals, Inc.(b)	20,117,010
20,900	Alpha & Omega Semiconductor Ltd.(b)	279,224
57,154	Ambarella, Inc.(b)	2,239,294
200	Amedisys, Inc.(b)	18,726
5,200	American National Bankshares, Inc.	209,560
50,200	American Software, Inc. - Class A	750,992
29,700	American States Water Co.	1,785,564
16,700	AMERISAFE, Inc.	1,048,760
52,000	AngioDynamics, Inc.(b)	1,099,280
200	ANI Pharmaceuticals, Inc.(b)	13,390
383,764	Annaly Capital Management, Inc., REIT	4,113,950
384,022	ANSYS, Inc.(b)	64,853,635
1,608	Anworth Mortgage Asset Corp., REIT	595,732
785,382	Apergy Corp.(b)	32,200,662
249,884	Apollo Commercial Real Estate Finance, Inc., REIT	4,770,286
13,300	Appfolio, Inc. - Class A(b)	960,260
26,100	Applied Industrial Technologies, Inc.	1,948,365
51,742	AptarGroup, Inc.	5,299,933
27,600	Arbor Realty Trust, Inc. REIT	313,812
14,500	Arch Coal, Inc. - Class A	1,226,555
40,400	Ares Commercial Real Estate Corp. REIT	570,448
31,200	Argonaut Gold, Inc.(b)	52,766
29,800	Armada Hoffler Properties, Inc. REIT	449,980
10,585	Arrow Financial Corp.	409,640
14,400	Artesian Resources Corp. - Class A	531,216
19,600	Asbury Automotive Group, Inc.(b)	1,377,880
21,100	Ashford Hospitality Trust, Inc. REIT	166,690
Shares		Value
UNITED STATES (continued)
23,000	Aspen Technology, Inc.(b)	$2,203,170
47,710	Assurant, Inc.	5,262,413
5,700	Atlantic Capital Bancshares, Inc.(b)	101,745
1,700	Atrion Corp.	1,169,600
329,800	Avanos Medical, Inc.(b)	18,204,960
27,600	Avaya Holdings Corp.(b)	568,008
15,900	AVX Corp.	330,402
1,780,630	Axalta Coating Systems Ltd.(b)	53,864,058
600,000	B&G Foods, Inc.	18,840,000
23,300	Balchem Corp.	2,336,757
16,600	BancFirst Corp.	1,030,860
7,600	Bank of Commerce Holdings	95,000
24,300	BankFinancial Corp.	406,782
9,500	Barrett Business Sevices, Inc.	872,860
66,088	Bausch Health Cos, Inc.(b)	1,436,221
17,400	BCB Bancorp, Inc.	259,260
9,700	Benchmark Electronics, Inc.	234,740
142,107	Benefitfocus, Inc.(b)	4,277,421
13,200	BG Staffing, Inc.	347,160
66,500	Big Yellow Group Plc, REIT	1,580,705
9,665	Bizlink Holding, Inc.	61,563
25,625	BJ’s Restaurants, Inc.	1,620,781
4,300	Black Hills Corp.	257,871
269,970	Blackbaud, Inc.	26,945,706
97,334	Blackline, Inc.(b)	4,156,162
85,100	Bloomin’ Brands, Inc.	1,645,834
11,100	Blucora, Inc.(b)	385,725
40,200	Boston Beer Co., Inc. (The) - Class A(b)	11,052,990
41,200	Bottomline Technologies de, Inc.(b)	2,220,680
43,800	Brady Corp. - Class A	1,675,350
155,108	Brinker International, Inc.	7,316,444
9,000	British Land Co. Plc (The), REIT	605,790
56,293	Brown & Brown, Inc.	1,647,133
10,100	BRT Apartments Corp. REIT	132,613
205,800	Bryn Mawr Bank Corp.(c)	10,053,330
5,300	BSB Bancorp, Inc.(b)	178,610
5,540	C&F Financial Corp.	346,250
4,900	CACI International, Inc. - Class A(b)	858,480
6,500	Calavo Growers, Inc.	601,250
41,800	Cambium Learning Group, Inc.(b)	495,748
2,100	Cambridge Bancorp	188,895
11,600	Camden National Corp.	534,760
45,000	Cantel Medical Corp.	4,171,950
12,700	Capital & Regional Plc, REIT	406,654
900	Capital City Bank Group, Inc.	21,798
95,500	Capstead Mortgage Corp. REIT	799,335
550,000	Cardiovascular Systems, Inc.(b)(c)	20,861,500
11,000	Care.com, Inc.(b)	198,220
22,900	Carriage Services, Inc.	572,271

87

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
16,400	Carrols Restaurant Group, Inc.(b)	$237,800
0	Cars.Com, Inc.(b)	0
50,500	Casella Waste Systems, Inc. - Class A(b)	1,391,780
12,600	Cass Information Systems, Inc.	848,610
382,100	Catalent, Inc.(b)	15,933,570
61,200	CatchMark Timber Trust, Inc. - Class A REIT	760,104
43,700	Cathay General Bancorp	1,817,483
72,800	CBIZ, Inc.(b)	1,601,600
45,700	Central Garden & Pet Co. - Class A(b)	1,833,484
10,400	Central Garden & Pet Co. - Class A(b)	448,968
20,900	Central Valley Community Bancorp	449,141
46,600	Century Casinos, Inc.(b)	379,790
65,687	CEVA, Inc.(b)	1,977,179
26,300	Charter Financial Corp (MD)	594,117
20,900	Chase Corp.	2,581,150
44,800	Chatham Lodging Trust REIT	964,992
131,414	Cheesecake Factory, Inc. (The)	7,363,126
279,600	Chegg, Inc.(b)	7,744,920
7,100	Chemed Corp.	2,243,813
2,300	Chemung Financial Corp.	103,408
30,000	Cherry Hill Mortgage Investment Corp. REIT	552,600
20,200	Chesapeake Utilities Corp.	1,693,770
8,100	Churchill Downs, Inc.	2,316,195
12,200	Civitas Solutions, Inc.(b)	199,470
12,600	CNB Financial Corp.	390,726
1,200	Coca-Cola Bottling Co. Consolidated	174,144
528,163	Codexis, Inc.(b)(c)	7,605,547
19,500	Columbia Sportswear Co.	1,696,110
210,000	Community Bank System, Inc.	13,282,500
3,100	Community Financial Corp. (The)	107,787
17,100	Community Trust Bancorp, Inc.	834,908
28,700	CommVault Systems, Inc.(b)	1,862,630
22,600	Computer Programs & Systems, Inc.	705,120
338,000	CONMED Corp.	25,012,000
71,500	Convergys Corp.	1,758,900
397,190	Cooper Cos., Inc. (The)	103,467,995
14,700	Cooper-Standard Holding Inc.(b)	1,981,560
1,568,340	CoreLogic, Inc.(b)(c)	76,378,158
3,700	Corenergy Infrastructure Trust, Inc., REIT	140,711
11,800	CorVel Corp.(b)	676,730
11,900	Cotiviti Holdings, Inc.(b)	531,216
50,217	Cott Corp.	801,789
14,500	CRA International, Inc.	784,740
45,893	Cracker Barrel Old Country Store, Inc.	6,723,095
Shares		Value
UNITED STATES (continued)
20,000	Craft Brew Alliance, Inc.(b)	$396,000
6,500	Crocs, Inc.(b)	117,715
38,600	CSG Systems International, Inc.	1,569,862
20,700	CTS Corp.	722,430
17,300	Culp, Inc.	429,040
18,000	Curtiss-Wright Corp.	2,394,540
4,000	Cutera, Inc.(b)	160,000
535,000	CVB Financial Corp.	12,797,200
49,219	Darden Restaurants, Inc.	5,263,480
5,100	Deckers Outdoor Corp.(b)	575,433
7,000	Deluxe Corp.	412,510
161,761	Denny’s Corp.(b)	2,353,623
1,067,000	DENTSPLY SIRONA, Inc.	51,333,370
95,057	DexCom, Inc.(b)	9,042,772
800	Diamond Hill Investment Group, Inc.	153,392
131,122	Digimarc Corp.(b)(c)	3,946,772
45,200	Diodes, Inc.(b)	1,679,632
3,100	DNB Financial Corp.	104,470
18,700	Donegal Group, Inc. - Class A	273,207
858,965	Dover Corp.	71,276,916
12,900	Ducommun, Inc.(b)	429,957
94,800	Dynex Capital, Inc. REIT	630,420
6,000	Eastern Co. (The)	177,000
5,400	EastGroup Properties, Inc. REIT	514,728
25,400	El Paso Electric Co.	1,582,420
335,000	El Pollo Loco Holdings, Inc.(b)	3,886,000
740,000	Elf Beauty, Inc.(b)	10,685,600
43,212	Ellie Mae, Inc.(b)	4,287,495
15,400	EMC Insurance Group, Inc.	412,258
26,100	EMCOR Group, Inc.	2,008,395
34,300	Employers Holdings, Inc.	1,593,235
31,200	Encompass Health Corp.	2,359,656
28,800	Ennis, Inc.	626,400
18,019	Ensign Group, Inc. (The)	649,945
11,300	Entegra Financial Corp.(b)	329,395
2,900	Enterprise Bancorp, Inc.	110,171
25,400	Enterprise Financial Services Corp.	1,428,750
17,300	EPAM Systems, Inc.(b)	2,252,633
3,200	ePlus, Inc.(b)	315,680
17,570	Epsilon Energy Ltd.(b)	36,603
145,118	Equity Commonwealth REIT(b)	4,678,604
5,900	Escalade, Inc.	79,060
10,400	ESSA Bancorp, Inc.	163,280
47,300	Essent Group Ltd.(b)	1,816,320
5,600	Evans Bancorp, Inc.	262,360
164,576	Evolent Health, Inc. - Class A(b)	3,324,435
128,263	Exact Sciences Corp.(b)	7,496,972
24,800	ExlService Holdings, Inc.(b)	1,479,072
11,200	Fair Isaac Corp.(b)	2,256,352
2,500	Farmers National Banc Corp.	39,938
74,293	FARO Technologies, Inc.(b)	4,836,474
2,000	Federal Agricultural Mortgage Corp. - Class C	188,580

88

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
UNITED STATES (continued)
5,400	Fidelity Southern Corp.	$129,222
19,300	Financial Institutions, Inc.	611,810
2,900	First Bancshares, Inc. (The)	111,795
45,200	First Busey Corp.	1,433,744
12,600	First Business Financial Services, Inc.	299,376
4,800	First Citizens BancShares, Inc. - Class A	1,952,736
21,100	First Community Bancshares, Inc.	686,383
28,400	First Defiance Financial Corp.	913,344
135,000	First Financial Bankshares, Inc.	7,641,000
15,700	First Financial Corp.	806,980
16,600	First Mid-Illinois Bancshares, Inc.	669,146
77,700	First Solar, Inc.(b)	4,067,595
8,000	FirstCash, Inc.	649,600
15,000	Forrester Research, Inc.	693,750
30,000	Forward Air Corp.	1,917,000
48,900	Four Corners Property Trust, Inc., REIT	1,217,610
14,100	Franklin Street Properties Corp. REIT	124,221
33,500	Fresh Del Monte Produce, Inc.	1,216,050
2,100	FS Bancorp, Inc.	128,877
55,951	FTI Consulting, Inc.(b)	4,417,891
250,000	German American Bancorp, Inc.(c)	9,160,000
28,300	Getty Realty Corp. REIT	810,795
24,800	Gladstone Commercial Corp. REIT	492,032
29,700	Global Brass & Copper Holdings, Inc.	978,615
14,900	Globus Medical, Inc. - Class A(b)	767,052
32,000	Gold Resource Corp.	209,600
19,000	GP Strategies Corp.(b)	359,100
4,000	Grand Canyon Education, Inc.(b)	466,120
15,100	Great Southern Bancorp, Inc.	891,655
212,923	GrubHub, Inc.(b)	25,953,184
11,500	Guaranty Bancshares, Inc.	360,640
147,703	Guess?, Inc.	3,346,950
135,000	Guidewire Software, Inc.(b)	11,637,000
56,419	Gulfport Energy Corp.(b)	649,383
38,100	Hackett Group, Inc. (The)	686,943
28,800	Haemonetics Corp.(b)	2,812,032
800	Hallmark Financial Services, Inc.(b)	8,448
57,500	Hammerson Plc, REIT(b)	1,204,625
36,300	Hancock Holding Co.	1,824,075
32,900	Hanmi Financial Corp.	824,145
454,365	Harris Corp.	74,947,507
420,000	HB Fuller Co.	23,805,600
90,500	HealthEquity Inc.(b)	6,832,750
33,800	HealthStream, Inc.	949,104
29,900	Heartland Financial USA, Inc.	1,756,625
Shares		Value
UNITED STATES (continued)
6,473	Hecla Mining Co.	$20,713
19,600	Heidrick & Struggles International, Inc.	801,640
212,600	Helen of Troy Ltd.(b)	24,353,330
48,000	Heritage Commerce Corp.	731,040
6,100	Heritage-Crystal Clean, Inc.(b)	147,010
44,600	Hersha Hospitality Trust REIT	962,914
150,000	Hibbett Sports, Inc.(b)	3,442,500
41,500	Hillenbrand, Inc.	2,083,300
3,178	Hilltop Holdings, Inc.	66,102
300	Hingham Institution For Savings	66,321
12,000	Home Bancorp, Inc.	547,080
5,300	HomeStreet, Inc.(b)	156,880
1,015,000	Hostess Brands, Inc.(b)	14,220,150
4,900	Houlihan Lokey, Inc.	240,884
10,500	Hurco Cos., Inc.	465,150
11,700	Huron Consulting Group, Inc.(b)	510,705
20,700	ICF International, Inc.	1,524,555
37,800	ICU Medical, Inc.(b)	10,841,040
23,300	IDACORP, Inc.	2,195,792
359,260	IDEX Corp.(c)	55,175,151
150,000	Independent Bank Corp.	13,260,000
29,600	Independent Bank Corp.	725,200
16,800	Industrial Logistics Properties Trust REIT	388,080
42,600	Information Services Group, Inc.(b)	174,660
545,179	Ingredion, Inc.(c)	55,226,633
18,300	Innophos Holdings, Inc.	826,794
185,000	Innospec, Inc.(c)	14,975,750
23,900	Insperity, Inc.	2,272,890
220,000	Insulet Corp.(b)	18,295,200
31,200	Integer Holdings Corp.(b)	2,229,240
572,000	Integra LifeScience Holdings Corp.(b)	35,652,760
7,300	InterDigital, Inc.	601,885
59,300	Interface, Inc.	1,328,320
2,900	International Speedway Corp. - Class A	125,570
85,600	Invesco Mortgage Capital, Inc. REIT	1,420,104
34,400	Investors Real Estate Trust REIT	188,512
1,600	Investors Title Co.	306,240
56,826	IPG Photonics Corp.(b)	9,321,737
95,918	iRobot Corp.(b)	7,601,502
48,300	J & J Snack Foods Corp.	7,001,568
22,100	J Alexander’s Holdings, Inc.(b)	236,470
56,311	j2 Global, Inc.	4,777,425
69,054	Jabil, Inc.	1,945,251
294,170	JM Smucker Co. (The)	32,688,170
12,500	John B. Sanfilippo & Son, Inc.	960,875
225,000	John Bean Technologies Corp.	24,885,000
407,800	John Wiley & Sons, Inc. - Class A	25,752,570
51,100	K12, Inc.(b)	835,996

89

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
UNITED STATES (continued)
24,400	Kaman Corp.	$1,615,768
1,372,790	KAR Auction Services, Inc.(c)	81,612,366
13,800	Kelly Services, Inc. - Class A	335,202
26,800	Kforce, Inc.	1,013,040
20,800	Kimball Electronics, Inc.(b)	423,280
19,700	Kinsale Capital Group, Inc.	1,166,733
20,000	Kite Realty Group Trust REIT	337,400
87,386	KKR Real Estate Finance Trust, Inc.	1,810,638
13,400	Koppers Holdings, Inc.(b)	503,170
1,900	Kraton Corp.(b)	91,371
574,930	Laboratory Corp of America Holdings(b)	100,808,226
14,700	Lancaster Colony Corp.	2,131,941
25,700	Landec Corp.(b)	359,800
8,100	LCNB Corp.	150,660
19,200	LeMaitre Vascular, Inc.	691,200
92,113	Lendingtree, Inc.(b)	21,996,584
10,500	LHC Group, Inc.(b)	903,840
6,000	Ligand Pharmaceuticals, Inc.(b)	1,309,980
648,390	LogMein, Inc.	52,552,010
144,158	Luminex Corp.	4,881,190
295,000	Lydall, Inc.(b)(c)	13,688,000
1,017	M/I Homes, Inc.(b)	26,300
11,700	Magellan Health, Inc.(b)	851,175
1,000	Malvern Bancorp, Inc.(b)	24,750
30,800	ManTech International Corp. - Class A	1,843,380
23,000	Marcus & Millichap, Inc.(b)	924,830
10,500	Marcus Corp. (The)	404,775
87,481	MarketAxess Holdings, Inc.	16,951,193
12,100	Marlin Business Services Corp.	372,680
92,700	Masimo Corp.(b)	9,216,234
12,923	Maxar Technologies Ltd.	633,310
1,818	Maxar Technologies Ltd.	89,027
35,100	MAXIMUS, Inc.	2,274,831
22,800	MBT Financial Corp.	259,920
27,267	McGrath RentCorp	1,619,114
53,400	MedEquities Realty Trust, Inc. REIT	598,080
228,000	Medidata Solutions, Inc.(b)	16,942,680
2,700	Medifast, Inc.	463,536
63,800	Meridian Bioscience, Inc.	1,008,040
2,878	Meritage Homes Corp.(b)	124,186
4,900	Methode Electronics, Inc.	192,325
618,960	MFA Financial, Inc. REIT	4,982,628
5,600	MGE Energy, Inc.	358,400
6,800	MicroStrategy, Inc. - Class A(b)	885,020
4,600	Middlefield Banc Corp.	233,220
19,700	Middlesex Water Co.	872,513
15,800	MidWestOne Financial Group, Inc.	508,128
18,500	Miller Industries, Inc.	481,925
276,030	MINDBODY, Inc. - Class A(b)	10,309,721
9,200	MKS Instruments, Inc.	867,560
Shares		Value
UNITED STATES (continued)
79,200	Monmouth Real Estate Investment Corp. REIT	$1,320,264
51,000	Monotype Imaging Holdings, Inc.	1,053,150
24,100	Moog, Inc. - Class A(b)	1,807,741
10,400	Movado Group, Inc.	517,920
677	Movie Gallery, Inc.(a)(b)(c)	0
180,600	MSA Safety, Inc.	18,218,928
16,000	MTS Systems Corp.	872,400
7,900	MutualFirst Financial, Inc.	303,360
1,200	MVB Financial Corp.	19,800
5,500	Myers Industries, Inc.	118,525
1,176,150	Nasdaq, Inc.	107,500,110
6,500	Nathan’s Famous Inc.	638,625
19,700	National CineMedia, Inc.	162,722
12,900	National General Holdings Corp.	355,782
27,500	National Health Investors, Inc. REIT	2,058,100
45,728	National HealthCare Corp.	3,296,074
87,291	National Instruments Corp.	3,824,219
8,900	National Presto Industries, Inc.	1,109,385
1,800	National Western Life Group, Inc.	583,200
323,300	Navigators Group, Inc. (The)(c)	19,511,155
32,166	Neogen Corp.(b)	2,650,478
47,700	New Jersey Resources Corp.	2,206,125
24,500	New Media Investment Group, Inc.	440,755
240,000	New Relic, Inc.(b)	23,448,000
348,992	New York Community Bancorp, Inc.	3,758,644
25,900	NexPoint Residential Trust, Inc., REIT	775,446
138,000	Nexteer Automotive Group Ltd.	196,212
4,200	NI Holdings, Inc.(b)	70,224
201,338	NIC, Inc.	3,301,943
11,600	Nicolet Bankshares, Inc.(b)	642,060
17,700	Northeast Bancorp	379,665
12,100	Northrim Bancorp, Inc.	487,630
94,300	Northwest Bancshares, Inc.	1,699,286
106,334	Northwest Natural Gas Co.	6,927,660
37,900	NorthWestern Corp.	2,248,607
4,950	Norwood Financial Corp.	186,120
25,800	NRG Yield, Inc. - Class A	476,784
370,000	NuVasive, Inc.(b)	21,478,500
4,500	Oil-Dri Corp of America	190,620
394,900	Okta, Inc.(b)	19,606,785
39,600	Old Second Bancorp, Inc.	613,800
265,000	Omnicell, Inc.(b)	15,767,500
30,500	ONE Gas, Inc.	2,349,720
28,600	One Liberty Properties, Inc. REIT	771,056
22,200	Orthofix Medical, Inc.(b)	1,342,878
32,000	Otter Tail Corp.	1,548,800
26,169	Oxford Industries, Inc.	2,410,688

90

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
UNITED STATES (continued)
147,856	Pacira Pharmaceuticals, Inc./DE(b)	$5,943,811
163,700	Papa John’s International, Inc.	6,868,852
43,500	Par Pacific Holdings, Inc.(b)	761,685
23,067	Park National Corp.	2,526,298
7,840	Parke Bancorp, Inc.	185,024
19,600	PC Connection, Inc.	663,460
22,400	Peapack Gladstone Financial Corp.	736,512
23,900	Pegasystems, Inc.	1,328,840
81,500	Pennymac Mortgage Investment Trust REIT	1,572,135
117,704	Penumbra, Inc.(b)	16,743,394
3,600	Peoples Bancorp of North Carolina, Inc.	113,004
23,300	Peoples Bancorp, Inc.	843,926
2,600	Peoples Financial Services Corp.	119,860
5,700	People’s Utah Bancorp	207,195
45,900	Perficient, Inc.(b)	1,208,088
60,800	Performance Food Group Co.(b)	2,179,680
25,800	Perry Ellis International, Inc.(b)	723,432
28,600	Phibro Animal Health Corp. - Class A	1,369,940
16,900	Piedmont Office Realty Trust, Inc. REIT - Class A	334,282
22,500	PJT Partners, Inc. - Class A	1,354,725
13,100	Plantronics, Inc.	899,446
11,900	Plexus Corp.(b)	707,098
54,600	PNM Resources, Inc.	2,148,510
52,900	Portland General Electric Co.	2,399,544
7,988	Post Holdings, Inc.(b)	691,441
16,450	Premier Financial Bancorp Inc.	312,715
425,000	Prestige Brands Holdings, Inc.(b)	15,185,250
23,300	Primo Water Corp.(b)	408,915
44,700	Primoris Services Corp.	1,207,347
47,900	Progress Software Corp.	1,762,241
180,000	Prosperity Bancshares, Inc.	12,627,000
17,300	Protective Insurance Corp. B Shares	403,955
10,000	Providence Service Corp. (The)(b)	700,800
9,700	Provident Financial Holdings, Inc.	179,935
5,200	Prudential Bancorp, Inc.	98,540
16,100	PS Business Parks, Inc. REIT	2,057,097
1,035,000	Pure Storage, Inc. - Class A(b)	22,418,100
1,778,357	PureTech Health Plc(b)(c)	3,699,659
4,900	PVH Corp.	752,248
180,000	Q2 Holdings, Inc.(b)	10,647,000
18,600	QAD Inc.	926,280
7,800	QCR Holdings, Inc.	338,910
71,200	Quality Systems, Inc.(b)	1,433,256
210,000	Qualys, Inc.(b)	18,291,000
47,433	Quest Diagnostics, Inc.	5,109,483
Shares		Value
UNITED STATES (continued)
46,800	RadNet, Inc.(b)	$627,120
2,900	RBB Bancorp	87,493
13,000	RCI Hospitality Holdings, Inc.	421,590
725,433	REC Silicon ASA(b)	72,573
7,200	Red Robin Gourmet Burgers, Inc.(b)	340,560
5,000	Reis Inc.	106,750
23,136	Reliance Worldwide Corp. Ltd.	102,274
13,900	Republic Bancorp, Inc. - Class A	665,393
46,000	Riverview Bancorp, Inc.	418,600
12,400	RMR Group Inc. (The) - Class A	1,076,320
9,900	Rocky Brands, Inc.	255,915
31,600	Rosetta Stone, Inc.(b)	464,520
78,620	Rubius Therapeutics, Inc.(b)	1,651,020
2,700	Rush Enterprises, Inc. - Class A(b)	121,743
49,200	Ruth’s Hospitality Group Inc.	1,424,340
29,600	Ryman Hospitality Properties Inc. REIT	2,516,296
16,300	Safety Insurance Group, Inc.	1,493,080
2,100	Saia, Inc.(b)	158,235
433,600	Sally Beauty Holdings, Inc.(b)	7,150,064
8,802,540	Samsonite International SA(c)	33,307,908
58,187	Sanderson Farms, Inc.	5,866,995
1,100	Science Applications International Corp.	92,807
43,267	Seattle Genetics, Inc.(b)	3,045,997
64,000	Select Income REIT	1,334,400
34,500	Selective Insurance Group, Inc.	2,063,100
385,000	Sensient Technologies Corp.	26,703,600
20,400	Shore Bancshares, Inc.	394,128
11,700	SI Financial Group, Inc.	163,215
20,900	Sierra Bancorp	617,386
600,000	Simply Good Foods Co. (The)(b)	10,008,000
22,780	Sims Metal Management Ltd.	290,253
29,200	Simulations Plus, Inc.	518,300
936,010	SIX Flags Entertainment Corp.	60,793,850
7,200	SJW Corp.	465,696
295,357	Snap-on, Inc.	50,089,594
9,200	Southern Missouri Bancorp, Inc.	364,688
68,066	Southwest Gas Holdings, Inc.	5,322,761
28,100	SP Plus Corp.(b)	1,095,900
5,200	SpartanNash Co.	124,592
30,500	Spire, Inc.	2,183,800
63,239	Splunk, Inc.(b)	6,077,268
14,600	SPS Commerce, Inc.(b)	1,252,534
238,961	STAAR Surgical Co.(b)	7,371,947
16,221	Stamps.com, Inc.(b)	4,233,681
156,000	Standex International Corp.(c)	16,169,400
243,346	Starwood Property Trust, Inc., REIT	5,558,023
36,200	State Bank Financial Corp.	1,138,490
19,400	Stepan Co.	1,699,052

91

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
UNITED STATES (continued)
28,400	Stewart Information Services Corp.	$1,290,496
190,000	Stock Yards Bancorp, Inc.(c)	7,248,500
172,360	Stratasys Ltd.(b)	3,347,231
2,000	Summit Financial Group, Inc.	51,200
6,000	Sunstone Hotel Investors, Inc. REIT	97,620
28,261	Super Micro Computer, Inc.(b)	624,568
11,300	Superior Uniform Group, Inc.	236,848
306,400	Supernus Pharmaceuticals, Inc.(b)	16,223,880
48,000	Sykes Enterprises, Inc.(b)	1,423,680
4,400	SYNNEX Corp.	424,468
38,100	Syntel, Inc.(b)	1,546,479
17,800	Systemax, Inc.	796,016
10,425	Tahoe Resources, Inc.	46,802
215,000	Talend SA - ADR(b)	12,717,250
23,300	TechTarget, Inc.(b)	662,186
345,701	Teladoc, Inc.(b)	20,690,205
7,700	Terreno Realty Corp. REIT	284,207
12,300	Territorial Bancorp Inc.	375,150
35,251	Tesla Motors, Inc.(b)	10,509,733
41,600	Tetra Tech, Inc.	2,529,280
69,607	Texas Roadhouse, Inc.	4,374,104
11,800	Timberland Bancorp, Inc.	427,396
14,800	Tiptree, Inc.	100,640
33,903	TiVo Corp.	411,921
9,200	Tredegar Corp.	239,660
315,000	TreeHouse Foods, Inc.(b)	14,959,350
6,300	TriCo Bancshares	244,566
353,100	TriMas Corp.(b)(c)	10,451,760
14,300	Trinseo SA	1,068,210
158,688	Trupanion, Inc.(b)	6,601,421
113,000	TrustCo Bank Corp.	1,028,300
24,000	TTEC Holdings, Inc.	771,600
15,000	Turning Point Brands, Inc.	501,900
1,600	Two River Bancorp	29,760
11,400	UFP Technologies, Inc.(b)	372,780
245,000	UMB Financial Corp.	17,613,050
10,300	UniFirst Corp.	1,927,645
15,900	United Community Banks, Inc.	477,477
63,400	United Community Financial Corp.	662,530
27,400	United Fire Group, Inc.	1,651,946
26,000	Unitil Corp.	1,323,660
25,100	Universal Insurance Holdings, Inc.	1,114,440
16,100	Universal Logistics Holdings, Inc.	539,350
6,600	Upland Software, Inc.(b)	206,712
44,500	Urstadt Biddle Properties, Inc. - Class A REIT	990,570
4,500	US Ecology, Inc.	305,100
1,300	US Physical Therapy, Inc.	136,175
13,200	USANA Health Sciences, Inc.(b)	1,745,700
7,300	Utah Medical Products Inc.	708,100
Shares		Value
UNITED STATES (continued)
11,000	Varex Imaging Corp.(b)	$420,640
97,635	Vector Group Ltd.	1,801,366
101,032	Veeco Instruments, Inc.(b)	1,480,119
46,600	Verint Systems, Inc.(b)	2,092,340
335,900	Verisk Analytics, Inc.(b)	37,157,258
25,900	Viad Corp.	1,486,660
12,800	Village Super Market, Inc. - Class A	344,704
23,300	Vishay Intertechnology, Inc.	582,500
6,200	Vishay Precision Group, Inc.(b)	247,380
139,400	Vonage Holdings Corp.(b)	1,785,714
13,100	VSE Corp.	564,610
225,375	Wabtec Corp.	24,863,370
15,800	Walker & Dunlop, Inc.	936,308
178,400	Washington Trust Bancorp, Inc.(c)	10,427,480
63,793	Waste Connections, Inc.	4,949,064
238,191	Waters Corp.(b)	46,987,939
40,500	Waterstone Financial Inc.	688,500
213,665	Wayfair, Inc. - Class A(b)	23,251,025
31,500	Web.com Group, Inc.(b)	792,225
1,500	Weis Markets, Inc.	76,695
1,300,000	Welbilt, Inc.(b)	29,640,000
14,900	West Bancorp, Inc.	369,520
500,300	West Pharmaceutical Services, Inc.(c)	54,857,895
12,300	Westwood Holdings Group, Inc.	717,951
12,400	Weyco Group, Inc.	432,140
1,800	Winmark Corp.	264,960
452,100	Wolverine World Wide, Inc.	15,995,298
270,000	Woodward, Inc.	22,466,700
7,700	Workiva, Inc.(b)	194,425
1,277,360	Worldpay, Inc. - Class A(b)	104,986,218
835,220	Wyndham Destinations, Inc.	38,520,346
1,188,320	Wyndham Hotels & Resorts, Inc.	68,922,560
87,600	Xenia Hotels & Resorts, Inc. REIT	2,136,564
33,400	XO Group Inc.(b)	941,212
496,700	Yext, Inc.(b)	10,500,238
77,962	Zillow Group, Inc. - Class A(b)	4,394,718
188,335	Zillow Group, Inc. - Class C(b)	10,490,260
39,000	Zix Corp.(b)	208,260
		3,309,373,430
VIETNAM — 0.0%
6,426	Kolao Holdings	22,346
391,530	PetroVietnam Drilling & Well Services JSC(b)	221,132
1,088,845	Saigon - Hanoi Commercial Joint Stock Bank(b)	378,802

92

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
VIETNAM (continued)
291,550	Vietnam National Petroleum Group	$757,582
		1,379,862
Total Common Stocks (Cost $4,122,756,361)		5,490,216,416
INVESTMENT COMPANY — 0.5%
34,976,853	SEI Daily Income Trust Government II Fund, Class A 1.77%(d)	34,976,853
Total Investment Company (Cost $34,976,853)		34,976,853
EXCHANGE TRADED FUNDS — 13.0%
163,700	iShares Edge MSCI USA Momentum Factor ETF	18,273,831
1,140,400	iShares Global Energy ETF(c)	43,232,564
6,345,100	iShares MSCI EAFE Small Cap Index Fund ETF(c)	402,786,948
2,550,030	SPDR S&P Oil & Gas Exploration & Production ETF	109,702,291
2,178,600	VanEck Vectors Gold Miners ETF	46,360,608
2,606,365	VanEck Vectors Junior Gold Miners ETF	82,673,898
2,104,400	VanEck Vectors Oil Services ETF	54,693,356
242,275	Vanguard Energy ETF	25,734,451
857,000	Vanguard FTSE All World ex-US Small-Cap ETF(c)	99,857,640
Total Exchange Traded Funds (Cost $865,814,712)		883,315,587
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, Expiring 12/1/2049(a)(b)(c)	0
1,710	Centrebet Litigation Units, Expiring 12/1/2049(a)(b)(c)	0
		0
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expiring 5/22/2029(a)(b)(c)	0
HONG KONG — 0.0%
49,920	China Grand Pharm(b)(c)	318
INDIA — 0.0%
92	Hatsun Agro(b)	133
INDONESIA — 0.0%
796,300	Medco Energi Internasional Tbk PT Warrants, Expiring 12/11/2020	19,769
Shares		Value
JAPAN — 0.0%
7,700	Akatsuki Corp.(b)(c)	$7,644
MALAYSIA — 0.0%
37,137	Protasco Bhd Warrents, Expiring 04/25/2023	1,096
SINGAPORE — 0.0%
169,648	Ezion Holdings Ltd., Expiring 4/16/2023(b)(c)	0
SOUTH KOREA — 0.0%
1,628	Jcontentree Corp. Rights, Expiring 09/07/2018(b)	699
TAIWAN — 0.0%
339	Formosa Laboratories, Inc.(b)(c)	24
327	Cayman Engley Industrial Co. Ltd.(b)(c)	150
425	Taiwan Chinsan Electronic(b)(c)	24
4,541	Acer, Inc.(a)(b)	0
789	Hiwin Technologies Rights(b)(c)	1,263
		1,461
THAILAND — 0.0%
15,000	Samart Corp. Public Co. Ltd. Warrants, Expiring 05/17/2021	144
82,360	Country Group Development Public Co. Ltd. Warrents-,expiring 06/26/2021	520
		664
UNITED KINGDOM — 0.0%
128,742	GVC Holdings Plc. - CVR Shares, Expiring 12/31/2030(a)(b)(c)	18,300
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals, Inc. Contingent Value Rights(a)(b)	0
Total Rights/Warrants (Cost $8,436)		50,084

Principal Amount
U.S. GOVERNMENT AGENCIES — 5.2%
Federal Home Loan Bank — 5.2%
$307,000,000	1.75%, 08/01/2018(e)	307,000,000
20,000,000	1.90%, 08/15/2018(e)	19,985,140
15,000,000	1.90%, 08/22/2018(e)	14,983,290
15,000,000	1.92%, 09/12/2018(e)	14,966,400
Total U.S. Government Agencies (Cost $356,935,102)		356,934,830

93

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CASH SWEEP — 1.5%
100,866,430	Citibank - US Dollars on Deposit in Custody Account, 0.12%(b)(d)	$100,866,430
Total Cash Sweep (Cost $100,866,430)		100,866,430
TOTAL INVESTMENTS — 100.7% (Cost $5,481,357,894)		6,866,360,200
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(46,589,892)
NET ASSETS — 100.0%		$6,819,770,308

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $738,076 which is 0.01% of net assets and the cost is $9,214,852.
(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $575,449,953 or 8.44% of net assets.
(d)	The rate shown represents the current yield as of July 31, 2018.
(e)	The rate represents the annualized yield at time of purchase.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

NVDR — Non Voting Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	16.0%
Health Care	14.3
Information Technology	13.3
Consumer Discretionary	11.1
Materials	5.8
Banks	4.6
Consumer Staples	4.5
Diversified Financials	3.4
Energy	3.4
Insurance	2.3
Real Estate	1.9
Utilities	1.5
Telecommunication Services	0.5
Other*	17.4
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	July 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS — 12.2%
AUSTRALIA — 0.1%
863,787	St Barbara Ltd.	$2,644,004
BERMUDA — 0.2%
34,161	Aspen Insurance Holdings Ltd.	1,381,812
82,284	Axis Capital Holdings Ltd.	4,653,983
31,501	Renaissancere Holdings Ltd.	4,153,407
		10,189,202
BRAZIL — 0.1%
179,300	Ambev SA	924,375
64,700	Banco Bradesco SA	479,910
98,600	Banco do Brasil SA	853,257
101,100	CCR SA	283,909
23,900	Cia de Saneamento Basico do Estado de Sao Paulo	160,085
37,900	Cielo SA	146,115
19,800	EDP - Energias do Brasil SA	71,692
9,800	Equatorial Energia SA	158,490
218,000	Kroton Educacional SA	650,521
75,000	Lojas Renner SA	613,460
31,200	Odontoprev SA	110,642
47,600	Petroleo Brasileiro SA	278,501
32,800	Porto Seguro SA	432,492
144,500	Sul America SA - Units	857,383
123,900	Tim Participacoes SA	408,676
77,900	Vale SA	1,140,491
		7,569,999
CANADA — 0.2%
34,135	Canadian Apartment Properties REIT	1,137,527
244,262	Peyto Exploration & Development Corp.	2,012,906
128,689	Thomson Reuters Corp.	5,340,072
66,944	Tourmaline Oil Corp.	1,322,567
		9,813,072
CHILE — 0.0%
26,089	Cia Cervecerias Unidas SA	354,674
349,850	Colbún SA	77,897
848,942	Enel Americas SA	149,969
1,467,284	Enel Chile SA	155,484
26,416	Latam Airlines Group SA - ADR	299,204
		1,037,228
CHINA — 1.0%
43,500	AAC Technologies Holdings, Inc.	554,207
310,000	Agile Group Holdings Ltd.	476,312
1,351,000	Agricultural Bank of China Ltd. - H Shares	654,066
326,000	Air China Ltd. - H Shares	299,873
18,365	Alibaba Group Holding Ltd. - ADR(a)	3,438,479
424,000	Aluminum Corp. of China Ltd. - H Shares(a)	192,849
Shares		Value
CHINA (continued)
190,000	Angang Steel Co. Ltd. - H Shares	$201,400
67,000	Anhui Conch Cement Co. Ltd. - H Shares	428,937
49,000	ANTA Sports Products Ltd.	249,712
418,000	ASE Industrial Holding Co. Ltd.	1,070,464
5,355	Autohome, Inc. - ADR	518,096
465,500	Baic Motor Corp. Ltd.	386,679
2,525	Baidu, Inc. - ADR(a)	624,129
1,740,000	Bank of China Ltd. - H Shares	815,793
744,000	Bank of Communications Co. Ltd. - H Shares	536,503
292,000	Beijing Capital International Airport Co. Ltd. - H Shares	331,841
144,000	CAR, Inc.(a)	142,733
1,658,000	China Cinda Asset Management Co. Ltd. - H Shares	464,719
895,000	China CITIC Bank Corp. Ltd. - H Shares	573,553
1,421,000	China Construction Bank Corp. - H Shares	1,287,202
1,213,000	China Everbright Bank Co. Ltd. - H Shares	531,621
527,000	China Galaxy Securities Co. Ltd. - H Shares	272,596
1,850,000	China Huarong Asset Management Co. Ltd. - H Shares	471,395
4,341,000	China Lesso Group Holdings Ltd.	2,671,283
332,000	China Longyuan Power Group Corp. - H Shares	309,199
232,000	China Medical System Holdings Ltd.	396,665
103,000	China Merchants Bank Co. Ltd. - H Shares	402,208
761,000	China Minsheng Banking Corp. Ltd. - H Shares	563,305
744,000	China Molybdenum Co. Ltd. - H Shares	379,154
582,000	China Petroleum & Chemical Corp. - H Shares	561,309
213,000	China Railway Group Ltd. - H Shares	184,803
8,703,000	China SCE Property Holdings Ltd.	3,891,876
3,723,500	China Shenhua Energy Co. Ltd. - H Shares	8,396,679
396,000	China Southern Airlines Co. Ltd. - H Shares	278,999
158,100	China Vanke Co. Ltd.	504,571
886,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	540,695
842,000	CIFI Holdings Group Co. Ltd.	547,098
227,000	CNOOC Ltd.	379,440
362,000	Country Garden Holdings Co. Ltd.	560,822
212,000	CRRC Corp. Ltd. - H Shares	185,826

95

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
112,000	CSPC Pharmaceutical Group Ltd.	$292,519
322	Ctrip.com International Ltd. - ADR(a)	13,250
274,000	Dali Foods Group Co. Ltd.	229,699
866,000	Datang International Power Generation Co .Ltd. - H Shares	250,453
65,600	Fuyao Glass Industry Group Co. Ltd.	237,777
209,000	Geely Automobile Holdings Ltd.	476,631
186,200	GF Securities Co. Ltd. - H Shares	260,474
65,000	Haitian International Holdings Ltd.	153,203
420,000	Huaneng Power International, Inc. - H Shares	315,172
176,600	Huatai Securities Co. Ltd. - H Shares(a)	277,644
6,000	Huazhu Group Ltd. - ADR	240,060
1,303,000	Industrial & Commercial Bank of China Ltd. - H Shares	964,503
396,000	Logan Property Holdings Co. Ltd.	495,438
199,500	Longfor Properties Co. Ltd.	560,447
521,000	Metallurgical Corp. of China Ltd. - H Shares	152,668
3,041	NetEase, Inc. - ADR	784,578
1,061	New Oriental Education & Technology Group, Inc. - ADR	91,288
607,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	270,670
626,000	PetroChina Co. Ltd. - H Shares	477,732
298,000	PICC Property & Casualty Co. Ltd. - H Shares	336,002
75,000	Ping An Insurance Group Co. of China Ltd. - H Shares	695,626
808,000	Postal Savings Bank of China Co. Ltd. - Class H	541,477
1,042,000	Shui On Land Ltd.	242,941
1,025,000	Sihuan Pharmaceutical Holdings Group Ltd.	220,695
598,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	358,843
187,000	Sinotruk Hong Kong Ltd.	264,929
11,200	Sunny Optical Technology Group Co. Ltd.	184,787
2,538	TAL Education Group - ADR(a)	81,191
99,300	Tencent Holdings Ltd.	4,493,711
182,000	Tingyi Cayman Islands Holding Corp.	420,622
146,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	215,027
169,000	Travelsky Technology Ltd. - H Shares	479,071
Shares		Value
CHINA (continued)
253,000	Want Want China Holdings Ltd.	$209,193
5,852	Weibo Corp. - ADR(a)	484,253
228,000	Weichai Power Co. Ltd. - H Shares	277,990
13,522	Yum China Holdings, Inc.	487,874
887,000	Yuzhou Properties Co. Ltd.	499,492
348,000	Zhejiang Expressway Co. Ltd. - H Shares	295,282
32,900	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	197,214
492,000	Zijin Mining Group Co. Ltd. - Class H	181,780
		52,989,297
COLUMBIA — 0.0%
981,587	Ecopetrol SA	1,047,637
15,192	Interconexion Electrica SA ESP	75,579
		1,123,216
CZECH REPUBLIC — 0.0%
4,030	CEZ AS	105,768
DENMARK — 0.1%
11,278	ALK-Abello A/S(a)	2,095,417
34,196	H. Lundbeck A/S	2,475,401
		4,570,818
EGYPT — 0.1%
257,714	Eastern Tobacco	2,375,959
150,977	ElSewedy Electric Co.	1,575,331
		3,951,290
FRANCE — 0.2%
42,324	Air Liquide SA	5,419,301
38,436	BioMerieux	3,200,079
		8,619,380
GERMANY — 0.2%
7,962	Rational AG	5,455,848
45,642	SAP SE	5,329,116
		10,784,964
HONG KONG — 0.4%
4,772,000	Anxin-China Holdings Ltd.(a)(b)(c)	43,896
286,000	China Everbright Ltd.	505,024
2,236,000	China Lumena New Materials Corp.(a)(b)(c)	0
74,000	China Mobile Ltd.	667,495
68,000	China Resources Gas Group Ltd.	322,281
628,000	China Unicom Hong Kong Ltd.	773,694
293,000	Far East Horizon Ltd.	282,210
190,000	Guangdong Investment Ltd.	327,275
73,000	Haier Electronics Group Co. Ltd.	212,981
2,619,000	Hong Kong & China Gas Co. Ltd.	5,345,409

96

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
3,358,500	Hopewell Highway Infrastructure Ltd.(b)(c)	$2,045,296
17,100	Jardine Matheson Holdings Ltd.	1,154,250
741,000	Kingboard Laminates Holdings Ltd.	885,531
65,000	Shanghai Industrial Holdings Ltd.	151,547
201,500	Shimao Property Holdings Ltd.	571,200
201,000	Sino Biopharmaceutical Ltd.	274,520
214,000	SSY Group Ltd.	204,483
323,500	Sun Art Retail Group Ltd.	412,152
155,500	VTech Holdings Ltd.	1,739,433
1,996,500	Yue Yuen Industrial Holdings Ltd.	5,367,038
		21,285,715
HUNGARY — 0.0%
21,407	MOL Hungarian Oil & Gas Plc	210,092
4,335	Richter Gedeon Nyrt	78,388
		288,480
INDIA — 0.3%
30,788	Adani Ports and Special Economic Zone Ltd.	179,446
34,435	Ambuja Cements Ltd.	115,827
11,181	Asian Paints Ltd.	236,609
50,193	Aurobindo Pharma Ltd.	432,910
7,497	Bajaj Auto Ltd.	295,136
159,240	Bharti Infratel Ltd.	665,529
429	Bosch Ltd.	117,096
2,435	Britannia Industries Ltd.	232,266
29,028	Cadila Healthcare Ltd.	161,442
81,183	Coal India Ltd.	309,054
29,651	Dabur India Ltd.	182,243
421	Eicher Motors Ltd.	170,635
23,643	Glenmark Pharmaceuticals Ltd.	200,540
19,134	Grasim Industries Ltd.	286,007
74,174	HCL Technologies Ltd.	1,043,727
8,615	Hero Motocorp Ltd.	413,810
80,530	Hindustan Petroleum Corp. Ltd.	334,396
4,573	Hindustan Unilever Ltd.	115,458
13,989	Housing Development Finance Corp. Ltd.	406,874
426,842	Idea Cellular Ltd.(a)	341,355
167,377	Indian Oil Corp. Ltd.	401,078
74,636	Infosys Ltd.	1,485,511
9,449	Interglobe Aviation Ltd.	128,083
71,440	ITC Ltd.	310,087
69,787	JSW Steel Ltd.	336,184
35,562	Lupin Ltd.	427,452
21,988	Mahindra & Mahindra Ltd.	300,055
27,524	Marico Ltd.	146,115
2,474	Maruti Suzuki India Ltd.	343,419
104,644	Motherson Sumi Systems Ltd.	491,437
1,270	Nestle India Ltd.	194,990
90,962	Oil & Natural Gas Corp. Ltd.	219,758
Shares		Value
INDIA (continued)
11,809	Pidilite Industries Ltd.	$193,433
18,441	Reliance Industries Ltd.	318,884
156,162	Rural Electrification Corp. Ltd.	266,280
497	Shree Cement Ltd.	123,319
33,828	Sun Pharmaceutical Industries Ltd.	280,395
48,211	Tata Consultancy Services, Ltd.	1,363,815
116,128	Tata Motors Ltd.(a)	447,165
172,291	Tata Power Co. Ltd. (The)	187,272
42,923	Tata Steel Ltd.	352,371
84,254	Tech Mahindra Ltd.	836,260
18,321	Titan Co. Ltd.	243,710
23,072	UPL Ltd.	216,655
107,943	Vedanta Ltd.	349,705
134,346	Wipro Ltd.	541,409
57,319	Zee Entertainment Enterprises Ltd.	440,551
		17,185,753
INDONESIA — 0.1%
2,893,500	Adaro Energy Tbk PT	382,255
584,300	Astra International Tbk PT	289,719
589,900	Bank Negara Indonesia Persero Tbk PT	302,723
1,740,300	Bank Rakyat Indonesia Persero Tbk PT	370,508
1,477,900	Bank Tabungan Negara Persero Tbk PT	241,875
4,567,200	Bumi Serpong Damai Tbk PT(a)	427,581
795,200	Charoen Pokphand Indonesia Tbk PT	249,258
85,300	Gudang Garam Tbk PT	444,542
1,628,600	Hanjaya Mandala Sampoerna Tbk PT	433,691
147,100	Indah Kiat Pulp and Paper Corp. Tbk PT	195,861
661,200	Indofood CBP Sukses Makmur Tbk PT	400,067
1,075,000	Jasa Marga Persero Tbk PT	349,636
2,811,600	Kalbe Farma Tbk PT	252,498
8,716,500	Pakuwon Jati Tbk PT	311,304
2,991,300	Surya Citra Media Tbk PT	425,254
1,909,500	Telekomunikasi Indonesia Persero Tbk PT	472,740
71,500	Unilever Indonesia Tbk PT	214,450
		5,763,962
IRELAND — 0.1%
32,686	Accenture Plc - Class A	5,207,860
19,216	Paddy Power Betfair Plc	2,090,889
		7,298,749
ISRAEL — 0.1%
772,000	Bank Hapoalim BM	5,455,422
3,193,000	Oil Refineries Ltd.	1,469,465
		6,924,887

97

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
JAPAN — 1.1%
58,400	East Japan Railway Co.	$5,452,721
94,900	Fukuyama Transporting Co. Ltd.(b)	4,608,568
20,500	Heiwado Co. Ltd.	523,065
11,300	Kaken Pharmaceutical Co. Ltd.	585,136
26,500	Kura Corp.	1,597,371
44,700	Mochida Pharmaceutical Co. Ltd.(b)	3,234,119
51,800	Nagoya Railroad Co. Ltd.	1,298,996
19,700	Nakanishi, Inc.	411,389
281,900	Nippon Kayaku Co. Ltd.	3,204,355
56,000	Nippon Telegraph & Telephone Corp.	2,588,275
14,200	Nishi-Nippon Railroad Co. Ltd.	373,621
671,700	NTT Data Corp.	7,647,222
30,200	Ohsho Food Service Corp.	1,790,690
74,000	Osaka Gas Co. Ltd.	1,419,577
47,300	Paramount Bed Holdings Co. Ltd.	1,998,770
15,100	Relia, Inc.	217,692
14,100	S Foods, Inc.	552,954
43,400	Sankyo Co. Ltd.	1,707,821
156,900	Senko Group Holdings Co. Ltd.	1,232,019
248,000	Takasago Thermal Engineering Co. Ltd.(b)	4,863,963
67,400	Toyo Suisan Kaisha Ltd.	2,435,237
81,700	Toyota Motor Corp.	5,337,553
272,300	Yokogawa Electric Corp.	4,824,275
78,000	Zensho Holdings Co. Ltd.	1,736,279
		59,641,668
LUXEMBOURG — 0.0%
1,102,750	L’Occitane International SA(b)	1,933,207
MALAYSIA — 0.1%
755,300	Astro Malaysia Holdings Berhad	340,024
47,000	British American Tobacco Malaysia Berhad	396,349
718,700	DiGi.com Berhad	804,449
160,800	Hartalega Holdings Berhad	243,277
141,600	Malaysia Airports Holdings Berhad	322,214
283,100	Maxis Berhad	403,235
5,800	Nestle Malaysia Berhad	210,598
31,900	Petronas Dagangan Berhad	211,725
65,500	Petronas Gas Berhad	301,961
26,100	Public Bank Berhad	154,481
212,000	Westports Holdings Berhad	192,964
		3,581,277
MEXICO — 0.1%
226,900	Alfa SAB de CV - Series A	308,981
899,400	America Movil SAB de CV - Series L	769,698
Shares		Value
MEXICO (continued)
257,110	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - Series B	$433,581
59,100	Coca-Cola Femsa SAB de CV - Series L	369,737
20,700	Fomento Economico Mexicano SAB de CV - Units	203,349
15,200	Grupo Aeroportuario del Pacifico SAB de CV - Series B	143,781
8,745	Grupo Aeroportuario del Sureste SAB de CV - Series B	156,200
29,100	Grupo Financiero Banorte SAB de CV - Series O	202,975
261,900	Grupo Financiero Inbursa SAB de CV	432,103
240,000	Grupo Mexico SAB de CV - Series B	755,499
195,500	Kimberly-Clark de Mexico SAB de CV - Class A	359,998
112,100	Mexichem SAB de CV	392,277
285,300	Wal-Mart de Mexico SAB de CV	832,889
		5,361,068
NORWAY — 0.1%
85,335	Austevoll Seafood ASA	1,242,887
62,174	Salmar ASA	3,172,481
		4,415,368
PAKISTAN — 0.0%
74,500	Lucky Cement Ltd.	331,433
56,600	MCB Bank Ltd.	94,668
149,800	Oil & Gas Development Co. Ltd.	182,965
184,400	United Bank Ltd.	261,153
		870,219
PERU — 0.0%
2,287	Credicorp. Ltd.	523,197
7,222	Southern Copper Corp.	356,478
		879,675
PHILIPPINES — 0.0%
1,193,800	DMCI Holdings, Inc.	265,264
171,930	International Container Terminal Services, Inc.	288,142
171,530	JG Summit Holdings, Inc.	180,881
80,070	Manila Electric Co.	572,349
		1,306,636
POLAND — 0.0%
2,071	CD Projekt SA(a)	111,917
11,132	Cyfrowy Polsat SA(a)	72,372
6,864	Grupa Lotos SA	122,454
4,976	Jastrzebska Spolka Weglowa SA(a)	107,425
33	LPP SA	81,039

98

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
POLAND (continued)
36,527	PGE Polska Grupa Energetyczna SA(a)	$98,246
37,464	PLAY Communications SA	219,369
5,493	Polski Koncern Naftowy ORLEN SA	139,238
71,252	Polskie Gornictwo Naftowe I Gazownictwo SA(a)	107,618
		1,059,678
QATAR — 0.1%
79,262	Ooredoo QSC	1,530,381
1,555	Qatar Electricity & Water Co. QSC	81,145
10,352	Qatar Islamic Bank SAQ	378,142
16,962	Qatar National Bank QPSC	815,257
136,143	Qatar Navigation QSC(b)	2,449,153
		5,254,078
SINGAPORE — 0.4%
2,308,600	CapitaLand Ltd.	5,477,488
3,432,100	Mapletree Commercial Trust, REIT	4,084,183
6,424,000	Mapletree North Asia Commercial Trust, REIT	5,426,672
653,700	Oversea-Chinese Banking Corp. Ltd.	5,555,742
		20,544,085
SOUTH AFRICA — 0.2%
38,197	Absa Group Ltd.	498,628
8,382	Anglo American Platinum Ltd.	257,491
28,995	AngloGold Ashanti Ltd.	253,143
16,705	Bidvest Group Ltd. (The)	237,619
8,883	Clicks Group Ltd.	130,376
7,853	Exxaro Resources Ltd.	77,233
40,540	FirstRand Ltd.	213,268
488,028	Gold Fields Ltd.	1,780,510
55,583	Imperial Holdings Ltd.	900,768
20,298	Kumba Iron Ore Ltd.	448,136
42,564	Liberty Holdings Ltd.	373,354
207,351	Life Healthcare Group Holdings Ltd.	377,932
8,672	Mondi Ltd.	237,804
50,166	Mr Price Group Ltd.	895,845
29,170	MTN Group Ltd.	253,652
2,859	Naspers Ltd. - Class N	703,921
21,643	Nedbank Group Ltd.	448,491
43,096	Pick’n Pay Stores Ltd.	243,799
71,026	RMB Holdings Ltd.	444,415
86,961	Sanlam Ltd.	504,166
17,425	Spar Group Ltd. (The)	253,524
40,119	Standard Bank Group Ltd.	621,094
10,004	Tiger Brands Ltd.	265,912
140,480	Truworths International Ltd.	873,339
38,957	Vodacom Group Ltd.	414,940
Shares		Value
SOUTH AFRICA (continued)
203,077	Woolworths Holdings Ltd.	$789,020
		12,498,380
SOUTH KOREA — 0.5%
32,786	BNK Financial Group, Inc.	262,898
633	Celltrion, Inc.(a)	153,631
23,202	Cheil Worldwide, Inc.	418,970
1,266	CJ Corp.	159,007
1,775	CJ O Shopping Co. Ltd.	367,964
5,820	Coway Co. Ltd.	488,013
9,959	DB Insurance Co. Ltd.	574,224
29,504	DGB Financial Group, Inc.	246,603
5,244	Doosan Bobcat, Inc.	155,869
3,879	GS Engineering & Construction Corp.	157,081
15,494	Hana Financial Group, Inc.	621,893
6,130	Hankook Tire Co. Ltd.	243,304
10,718	Hanwha Corp.	308,035
54,710	Hanwha Life Insurance Co. Ltd.	252,850
17,120	Hyundai Marine & Fire Insurance Co. Ltd.	560,898
20,566	Industrial Bank of Korea	287,720
19,139	Kangwon Land, Inc.	444,834
14,245	KB Financial Group Inc.	682,548
4,857	KEPCO Plant Service & Engineering Co. Ltd.	149,576
4,896	Korea Gas Corp.(a)	255,162
3,756	Korea Investment Holdings Co. Ltd.	239,734
12,111	Korean Air Lines Co. Ltd.	316,132
5,030	KT&G Corp.	496,862
3,499	Kumho Petrochemical Co. Ltd.	353,450
279	LG Chem Ltd.	93,528
146,853	LG Display Co. Ltd.	2,789,636
221	LG Household & Health Care Ltd.	239,047
328,547	LG Uplus Corp.	4,522,973
1,221	Lotte Chemical Corp.	392,392
359	Medy-Tox, Inc.	230,358
1,747	NAVER Corp.	1,118,180
2,972	NCSoft Corp.	1,024,186
1,070	POSCO	316,127
7,825	Posco Daewoo Corp.	133,955
3,950	S-1 Corp.	306,141
97,080	Samsung Electronics Co. Ltd.	4,013,722
3,070	Samsung SDS Co. Ltd.	574,947
10,281	Shinhan Financial Group Co. Ltd.	400,248
1,434	SK Holdings Co. Ltd.	337,781
20,068	SK Hynix, Inc.	1,548,177
1,482	SK Innovation Co. Ltd.	262,975
21,404	Woori Bank	323,361
		26,824,992
SPAIN — 0.1%
238,072	Ebro Foods SA	5,150,181

99

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Shares		Value
SWITZERLAND — 0.1%
68	Chocoladefabriken Lindt & Sprungli AG	$5,452,911
TAIWAN — 0.9%
96,000	Advantech Co. Ltd.	635,004
2,196,000	AU Optronics Corp.	946,861
90,000	Catcher Technology Co. Ltd.	1,106,847
216,000	Cathay Financial Holding Co. Ltd.	371,830
91,080	Chailease Holding Co. Ltd.	297,511
9,271,250	Chang Hwa Commercial Bank Ltd.(b)	5,481,467
264,000	China Life Insurance Co. Ltd.	279,402
46,000	Chunghwa Telecom Co. Ltd.	159,274
157,000	CTBC Financial Holding Co. Ltd.	106,414
152,000	Delta Electronics, Inc.	528,778
7,880,215	E.Sun Financial Holding Co. Ltd.	5,495,610
86,000	Feng TAY Enterprise Co. Ltd.	494,414
22,000	Formosa Chemicals & Fibre Corp.	86,594
55,000	Formosa Petrochemical Corp.	216,486
213,000	Fubon Financial Holding Co. Ltd.	352,750
56,000	Globalwafers Co. Ltd.	945,711
2,628,000	Innolux Corp.	987,195
8,000	Largan Precision Co. Ltd.	1,345,790
1,817,000	LCY Chemical Corp.	3,056,624
296,000	Micro-Star International Co. Ltd.	1,015,222
32,000	Nan Ya Plastics Corp.	88,744
51,000	Nien Made Enterprise Co. Ltd.	440,632
1,299,000	Novatek Microelectronics Corp.	6,279,872
115,000	Phison Electronics Corp.	954,139
165,000	Powertech Technology, Inc.	466,208
40,000	President Chain Store Corp.	439,668
110,000	Ruentex Industries Ltd.	210,557
643,000	Shin Kong Financial Holding Co. Ltd.	243,640
17,107,000	Taiwan Business Bank	5,643,846
9,168,000	Taiwan Cooperative Financial Holding Co. Ltd.	5,600,105
508,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,082,054
113,000	Uni-President Enterprises Corp.	298,243
1,824,000	United Microelectronics Corp.	1,045,639
214,000	Vanguard International Semiconductor Corp.	545,241
353,000	Zhen Ding Technology Holding Ltd.	830,208
		51,078,580
TURKEY — 0.0%
179,865	Akbank Turk AS	264,019
14,311	BIM Birlesik Magazalar AS	205,709
47,551	Eregli Demir ve Celik Fabrikalari TAS	106,581
Shares		Value
TURKEY (continued)
9,923	Ford Otomotiv Sanayi AS	$118,862
147,203	Haci Omer Sabanci Holding AS	253,731
106,628	Petkim Petrokimya Holding AS	96,117
16,808	TAV Havalimanlari Holding AS	99,029
25,205	Tofas Turk Otomobil Fabrikasi AS	117,697
15,844	Turk Hava Yollari AO(a)	55,585
162,128	Turkiye Garanti Bankasi AS	234,033
177,795	Turkiye Halk Bankasi AS	250,151
232,920	Turkiye Is Bankasi - Class C	240,226
95,872	Turkiye Sise ve Cam Fabrikalari AS	97,322
269,089	Turkiye Vakiflar Bankasi TAO - Class D(a)	225,083
523,897	Yapi ve Kredi Bankasi AS(a)	225,492
		2,589,637
UNITED ARAB EMIRATES — 0.0%
390,141	Emirates Telecommunications Group Co. PJSC	1,842,818
UNITED STATES — 5.3%
123,820	Aflac, Inc.	5,762,583
73,005	AGNC Investment Corp. REIT	1,421,407
90,203	Ameren Corp.	5,597,998
73,530	AMETEK, Inc.	5,720,634
42,670	Amgen, Inc.	8,386,788
60,735	Amphenol Corp. - Class A	5,679,330
147,455	Annaly Capital Management, Inc., REIT	1,580,717
22,900	Anthem, Inc.	5,793,700
363,576	Apollo Commercial Real Estate Finance, Inc., REIT	6,940,666
442,833	Apollo Investment Corp.	2,634,856
76,573	Arthur J Gallagher & Co.	5,463,484
29,815	Assurant, Inc.	3,288,594
197,212	Brinker International, Inc.	9,302,490
75,430	Brixmor Property Group, Inc. REIT	1,334,357
189,353	Brown & Brown, Inc.	5,540,469
29,239	Cal-Maine Foods, Inc.	1,315,755
53,941	Cheesecake Factory, Inc. (The)	3,022,314
95,694	Clorox Co. (The)	12,934,958
42,784	Conagra Brands, Inc.	1,570,600
24,714	Costco Wholesale Corp.	5,405,199
24,259	Cracker Barrel Old Country Store, Inc.	3,553,822
104,807	Darden Restaurants, Inc.	11,208,061
73,649	Discover Financial Services	5,259,275
38,390	Ecolab, Inc.	5,401,473
82,435	EPR Properties REIT	5,481,103
48,154	Equity Commonwealth REIT(a)	1,552,485
70,151	Exelon Corp.	2,981,417
49,735	Fidelity National Information Services, Inc.	5,129,171
1,725,000	General Motors Co., Escrow Shares(c)	258,750

100

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
71,064	Guess?, Inc.	$1,610,310
36,001	Harris Corp.	5,938,365
38,975	IDEX Corp.	5,985,780
46,288	Jabil, Inc.	1,303,933
39,818	Jack Henry & Associates, Inc.	5,363,485
8,468	KKR Real Estate Finance Trust, Inc.	175,457
108,550	Loews Corp.	5,512,169
41,880	Luminex Corp.	1,418,057
46,709	McCormick & Co., Inc. - Non Voting Shares	5,490,176
34,334	McDonald’s Corp.	5,408,978
470,877	MFA Financial, Inc. REIT	3,790,560
74,235	Motorola Solutions, Inc.	9,004,705
6,182	National HealthCare Corp.	445,599
274,000	Nexteer Automotive Group Ltd.	389,581
127,494	NIC, Inc.	2,090,902
299,069	Northwest Bancshares, Inc.	5,389,223
51,952	Northwest Natural Gas Co.	3,384,673
81,017	Omnicom Group, Inc.	5,576,400
29,317	Park National Corp.	3,210,798
76,325	Paychex, Inc.	5,267,951
144,860	Pfizer, Inc.	5,784,260
19,722	Post Holdings, Inc.(a)	1,707,136
18,834	Procter & Gamble Co. (The)	1,523,294
37,280	Quest Diagnostics, Inc.	4,015,802
79,515	Republic Services, Inc.	5,763,247
19,051	Roper Industries, Inc.	5,751,497
88,186	RPM International, Inc.	5,676,533
32,442	Snap-on, Inc.	5,501,839
20,703	Spire, Inc.	1,482,335
4,961	Stamps.com, Inc.(a)	1,294,821
240,508	Starwood Property Trust, Inc., REIT	5,493,203
77,007	Sysco Corp.	5,175,640
59,237	Target Corp.	4,779,241
64,182	Torchmark Corp.	5,652,509
17,488	Viad Corp.	1,003,811
48,584	Walt Disney Co. (The)	5,517,199
18,336	Waste Connections, Inc.	1,422,508
66,496	Waste Management, Inc.	5,984,640
83,533	WP Carey, Inc. REIT	5,461,388
		295,270,461
Total Common Stocks (Cost $649,869,620)		677,700,703

CLOSED-END FUNDS — 2.0%
UNITED STATES — 2.0%
93,711	Apollo Tactical Income Fund, Inc.(b)	1,433,778
396,168	Ares Dynamic Credit Allocation Fund, Inc.(b)	6,267,378
67,658	Barings Global Short Duration High Yield Fund	1,263,175
Shares		Value
UNITED STATES (continued)
165,570	Blackrock Defined Opportunity Credit Trust(b)(c)	$0
515,000	BlackRock Income Trust, Inc.(b)	2,950,950
413,675	Blackrock Limited Duration Income Trust(b)	6,184,441
363,597	Blackrock Multi-Sector Income Trust(b)	6,330,224
473,586	Blackstone/GSO Strategic Credit Fund(b)	7,558,433
264,845	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(b)	6,621,125
40,228	Cohen & Steers REIT and Preferred Income Fund, Inc.	782,032
254,269	Doubleline Income Solutions Fund	5,110,807
153,030	Eaton Vance Municipal Income Trust(b)	1,817,997
113,768	First Trust High Income Long/Short Fund	1,664,426
369,371	First Trust Intermediate Duration Preferred & Income Fund(b)	8,115,081
215,060	Invesco Advantage Municipal Income Trust II(b)	2,283,937
553,711	Invesco Dynamic Credit Opportunities Fund(b)	6,384,288
1,171,677	Invesco Senior Income Trust(b)	5,073,361
100,000	Invesco Value Municipal Income Trust	1,411,000
153,000	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	2,250,630
961,320	Nuveen Preferred & Income Securities Fund(b)	8,594,201
206,585	Nuveen Preferred & Income Term Fund(b)	4,778,311
316,903	PIMCO Dynamic Credit Income Fund	7,618,348
169,333	PIMCO Income Strategy Fund II	1,811,863
488,946	Pioneer Floating Rate Trust(b)	5,412,632
311,352	Pioneer Municipal High Income Advantage Trust(b)	3,399,964
81,873	Stone Harbor Emerging Markets Income Fund	1,145,403
916,093	Voya Prime Rate Trust(b)	4,552,982
Total Closed-End Funds (Cost $108,273,145)		110,816,767
EXCHANGE TRADED FUNDS — 11.7%
UNITED STATES — 11.7%
885,000	Energy Select Sector SPDR Fund	68,251,200
2,480,000	Financial Select Sector SPDR Fund	69,316,000
440,000	iShares China Large-Cap ETF	19,192,800

101

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
250,000	iShares JP Morgan USD Emerging Markets Bond ETF	$27,265,000
3,136,135	iShares MSCI EAFE ETF	216,016,979
1,900,000	iShares MSCI Emerging Markets ETF	85,234,000
400,000	iShares MSCI Japan ETF	23,412,000
390,000	iShares MSCI South Korea Index Fund ETF	26,231,400
430,000	iShares MSCI Taiwan Capped ETF	16,254,000
730,000	iShares MSCI United Kingdom ETF	25,630,300
1,265,000	Vanguard FTSE Europe ETF	73,420,600
Total Exchange Traded Funds (Cost $629,983,448)		650,224,279

PREFERRED STOCKS — 0.1%
BRAZIL — 0.1%
39,340	Banco Bradesco SA	318,845
47,000	Braskem SA - Class A	685,096
69,700	Itau Unibanco Holding SA	837,522
332,010	Itausa - Investimentos Itau SA	921,734
62,800	Petroleo Brasileiro SA	329,786
		3,092,983
CHILE — 0.0%
7,367	Sociedad Quimica y Minera de Chile SA - Class B	354,670
SOUTH KOREA — 0.0%
330	LG Household & Health Care Ltd.	196,174
39,558	Samsung Electronics Co. Ltd.	1,352,607
		1,548,781
Total Preferred Stocks (Cost $5,611,980)		4,996,434

Contracts
CALL OPTIONS PURCHASED — 0.0%
10,000	iShares iBoxx $ Investment Grade Corporate Bond ETF, Strike $116.00, Expires 09/21/18, (Notional amount $116,000,000)	400,000
1,000	iShares S&P 500 Index Fund, Strike $2,810.00, Expires 08/17/18, (Notional amount $281,000,000)	2,460,000
Total Call Options Purchased (Cost $3,081,688)		2,860,000
Principal Amount			Value
BANK LOANS — 2.7%
CAYMAN ISLANDS — 0.0%
$971,265	(d)	Richmond Cayman LP First Lien Term Loan B, (GBPLIBOR + 4.250%), 4.75%, 03/03/24(e)	$1,252,517
DENMARK — 0.1%
3,000,000	(f)	KMD A/S First Lien Term Loan B4, (EURIBOR + 4.500%), 4.50%, 10/03/20(e)	3,402,792
1,625,000		TDS A/S First Lien Term Loan, (EURIBOR + 3.500%), 3.50%, 06/11/25(e)	1,895,092
			5,297,884
FINLAND — 0.0%
1,200,000		Terveys- Ja Hoivapalvelu Kyrömedi OY, 4.25%, 07/04/25	1,400,589
FRANCE — 0.2%
2,000,000	(f)	Assystem First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 09/30/24(e)	2,335,766
666,667		Assystem Technologies Services SASU First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 09/28/24(e)	778,589
2,000,000	(f)	Hera SAS First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 09/20/24(e)	2,300,685
3,157,895		Les Derives Resiniques et Terpeniques SA First Lien Term Loan B, (EURIBOR + 4.750%), 4.75%, 03/08/25(e)	3,646,508
1,989,950	(f)	SFR Group SA First Lien Term Loan B11, (EURIBOR + 3.000%), 3.00%, 07/31/25(e)	2,251,311
			11,312,859
GERMANY — 0.5%
2,492,538	(f)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(e)	2,830,140
556,510	(f)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(e)	631,887
549,528	(f)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(e)	623,959

102

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Principal Amount			Value
GERMANY (continued)
$401,424	(f)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(e)	$455,795
3,990,059	(f)	Amedes Holding AG First Lien Term Loan B, (EURIBOR + 4.750%), 4.75%, 08/19/22(e)	4,632,720
989,717	(f)	ColourOz Investment 1 GmbH First Lien Term Loan, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	1,095,774
217,567	(f)	Douglas GmbH First Lien Term Loan B1, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	219,239
112,636	(f)	Douglas GmbH First Lien Term Loan B2, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	113,502
196,836	(f)	Douglas GmbH First Lien Term Loan B3, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	198,349
197,402	(f)	Douglas GmbH First Lien Term Loan B4, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	198,918
44,013	(f)	Douglas GmbH First Lien Term Loan B5, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	44,351
148,613	(f)	Douglas GmbH First Lien Term Loan B6, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	149,755
82,932	(f)	Douglas GmbH First Lien Term Loan B7, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	83,569
889,497	(f)	Flint Group GmbH First Lien Term Loan B3, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	984,814
147,802	(f)	Flint Group GmbH First Lien Term Loan B4, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	163,641
1,736,033	(f)	Flint Group GmbH First Lien Term Loan B5, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	1,922,064
208,825		Flint Group GmbH First Lien Term Loan B7, (EURIBOR + 3.000%), 3.75%, 09/07/21(e)	231,203
Principal Amount			Value
GERMANY (continued)
$4,000,000	(f)	OEP Trafo BidCo GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 07/18/24(e)	$4,119,039
1,981,621	(f)	Riemser Arzneimittel AG First Lien Term Loan B, (EURIBOR + 5.500%), 5.50%, 06/29/23(e)	2,311,405
3,118,000		Rodenstock GmbH First Lien Term Loan B, (EURIBOR + 4.500%), 4.50%, 05/31/19(e)	3,558,512
4,000,000	(f)	SLV GmbH First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 01/03/24(e)	4,214,318
			28,782,954
IRELAND — 0.0%
1,053,529	(f)	Ion Trading Finance Ltd. First Lien Term Loan, (EURIBOR + 2.750%), 3.75%, 11/21/24(e)	1,214,125
JERSEY CHANNEL ISLANDS — 0.1%
2,510,377	(d)	L1R HB Finance Ltd. First Lien Term Loan B1, (GBPLIBOR + 5.250%), 5.89%, 08/26/24(e)	3,157,675
LUXEMBOURG — 0.2%
3,423,000		Arvos Bidco Sarl First Lien Term Loan B2 EUR, (EURIBOR + 4.500%), 5.50%, 08/29/21(e)	3,972,646
1,979,275	(f)	Coveris Holdings SA First Lien Term Loan B1, (EURIBOR + 5.500%), 6.50%, 06/29/22(e)	2,313,019
1,000,000	(f)	Pi Lux Finco Sarl First Lien Term Loan B2, (EURIBOR + 3.250%), 3.25%, 12/01/24(e)	1,147,209
1,175,000	(f)	Swissport Financing Sarl First Lien Term Loan, (EURIBOR + 4.750%), 4.75%, 02/09/22(e)	1,369,858
			8,802,732
NETHERLANDS — 0.2%
1,238,095		GTT Communications BV First Lien Term Loan, (EURIBOR + 3.250%), 3.25%, 04/27/25(e)	1,434,194
1,000,000		Ignition Midco BV, 4.75%, 07/04/25	1,160,574

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Principal Amount			Value
NETHERLANDS (continued)
$3,163,636		Markermeer Finance BV First Lien Term Loan B2, (EURIBOR + 4.750%), 4.75%, 12/22/24(e)	$3,678,590
2,723,000		Sigma Bidco BV First Lien Term Loan, (EURIBOR + 3.500%), 3.50%, 07/06/25(e)	3,133,529
1,000,000		Sunshine Investments BV First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 12/15/24(e)	1,156,189
			10,563,076
NORWAY — 0.1%
2,152,672		Silk Bidco AS First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 02/09/25(e)	2,493,301
SWEDEN — 0.0%
1,981,481		Itiviti Group AB First Lien Term Loan B, (EURIBOR + 4.500%), 4.50%, 02/23/25(e)	2,264,901
SWITZERLAND — 0.0%
1,000,000	(f)	Avaloq Group AG First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 06/12/24(e)	1,167,883
UNITED KINGDOM — 0.3%
2,600,000		Amphora Finance Ltd. First Lien Term Loan B, (LIBOR + 4.500%), 5.39%, 05/30/25(e)	3,399,814
1,236,264		Artemis Acquisition UK Ltd. First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 06/01/25(e)	1,440,197
1,680,000	(d)	Camelia Bidco Ltd. First Lien Term Loan B1, (GBPLIBOR + 4.750%), 5.31%, 10/10/24(e)	2,184,410
1,916,667		Cd&R Firefly Bidco Ltd. First Lien Term Loan B1, (LIBOR + 4.500%), 4.50%, 05/11/25(e)	2,479,229
1,000,000		HNVR Holdco Ltd. First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 09/12/23(e)	1,152,295
1,425,000	(f)	Jackpotjoy Plc First Lien Term Loan B, (LIBOR + 5.250%), 5.80%, 11/27/24(e)	1,870,373
Principal Amount			Value
UNITED KINGDOM (continued)
$1,000,000	(f)	Shilton Bidco Ltd. First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 07/13/24(e)	$1,153,266
1,190,476		Zephyr Bidco Ltd. First Lien Term Loan B, (EURIBOR + 3.750%), 3.75%, 06/08/25(e)	1,385,993
			15,065,577
UNITED STATES — 1.0%
1,594,551	(f)	Avantor, Inc. First Lien Term Loan, (EURIBOR + 4.250%), 4.25%, 11/21/24(e)	1,870,118
10,000		Canyon Valor Cos Inc. First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 06/16/23(e)	11,679
39,585		CBAM Loan Opportunities Funding LLC First Lien Term Loan B, 0.00%, (b)(e)(g)	39,585,000
5,015,318		Chimera Special Holding LLC First Lien Term Loan, 3.89%, 10/06/19(e)	5,015,318
6,682,198		Chimera Special Holding LLC First Lien Term Loan, 4.09%, 10/06/19(e)	6,682,198
4,975		Gates Global LLC First Lien Term Loan B2, (EURIBOR + 3.000%), 3.00%, 04/01/24(e)	5,780
1,698,518		Lone Star LPST Future Funding Term Loan, (LIBOR + 3.750%), 0.00%, 09/20/20(b)(e)	1,698,518
			54,868,611
Total Bank Loans (Cost $151,698,771)			147,644,684

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount			Value
CORPORATE BONDS — 5.8%
ARGENTINA — 0.0%
$1,580,000		Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(h)	$1,536,234
BERMUDA — 0.1%
1,150,000		Ooredoo International Finance Ltd., 4.75%, 02/16/21(h)	1,183,442
950,000		Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(h)	904,404
			2,087,846
BRAZIL — 0.0%
1,225,000(f	)	Votorantim Cimentos SA, 3.50%, 07/13/22(h)	1,476,280
CANADA — 0.0%
425,000(d	)	Entertainment One Ltd., 6.88%, 12/15/22(h)	585,722
CAYMAN ISLANDS — 0.1%
5,528,923		Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.34%, 02/12/23(g)(i)	5,570,391
9,700,000		China Milk Products Group Ltd., Cnv., 0.00%, 12/31/49(c)(j)(k)	0
825,000(f	)	UPCB Finance IV Ltd., 4.00%, 01/15/27(h)	986,955
			6,557,346
DOMINICAN REPUBLIC — 0.0%
920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(h)	961,400
FRANCE — 0.2%
1,000,000(l	)	Casino Guichard Perrachon SA, STEP,, 4.50%, 03/07/24(h)	1,181,171
500,000(l	)	Electricite de France SA, (8 yr. Euro Swap + 2.441%), 4.13%, 01/22/67(h)(m)	620,211
900,000(l	)	Electricite de France SA, (7 yr. Euro Swap + 3.021%), 4.25%, 01/29/67(h)(m)	1,102,400
825,000(l	)	Elis SA, 3.00%, 04/30/22(h)	979,691
375,000(l	)	Louvre Bidco SAS, 4.25%, 09/30/24(h)	410,023
625,000(l	)	Newco GB SAS, 8.00% cash or 8.00% payment-in-kind interest, 8.00%, 12/15/22(h)(n)	745,551
1,700,000(l	)	Orano SA, 4.88%, 09/23/24	2,115,110
Principal Amount			Value
FRANCE (continued)
$1,675,000(l)		Vallourec SA, 6.38%, 10/15/23(h)	$1,974,948
			9,129,105
GERMANY — 0.1%
1,500,000		Atlas Packaging GmbH, 4.50%, 07/19/25	1,710,166
850,000(l	)	DEMIRE Deutsche Mittelstand Real Estate AG, 2.88%, 07/15/22(h)	1,009,090
375,000(l	)	Nordex SE, 6.50%, 02/01/23(h)	425,296
700,000(l	)	Raffinerie Heide GmbH, 6.38%, 12/01/22(h)	800,446
600,000(l	)	Senvion Holding GmbH, 3.88%, 10/25/22(h)	620,922
1,600,000(l	)	Unitymedia GmbH, 3.75%, 01/15/27(h)	1,964,499
			6,530,419
GUERNSEY — 0.1%
1,050,000(l	)	Globalworth Real Estate Investments, Ltd., REIT, 2.88%, 06/20/22(h)	1,264,938
875,000(l	)	Globalworth Real Estate Investments, Ltd., REIT, 3.00%, 03/29/25(h)	1,024,265
			2,289,203
HUNGARY — 0.0%
775,000(l	)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(h)	959,991
INDIA — 0.0%
600,000		GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(h)	523,557
INDONESIA — 0.0%
1,129,000		Chandra Asri Petrochemical Tbk PT, 4.95%, 11/08/24(h)	1,016,726
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(h)	837,840
			1,854,566
IRELAND — 0.1%
1,750,000		Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(h)	1,708,648
775,000(l	)	Smurfit Kappa Acquisitions ULC, 4.13%, 01/30/20(h)	958,985
2,410,000(d	)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(h)	3,139,349

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount			Value
IRELAND (continued)
$250,000(d	)	Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23(h)	$333,468
			6,140,450
ITALY — 0.1%
850,000(l	)	Almaviva-The Italian Innovation Co. SpA, 7.25%, 10/15/22(h)	998,881
525,000(l	)	Cooperativa Muratori & Cementisti-CMC di Ravenna SC, 6.00%, 02/15/23(h)	533,945
705,000(l	)	Fabric BC SpA, (3 mo. EURIBOR + 4.125%), 4.13%, 11/30/24(h)(i)	806,664
535,000(l	)	Inter Media Communication Srl, 4.88%, 12/31/22(h)	626,175
1,000,000(l	)	Intesa Sanpaolo SpA, (5 yr. Euro Swap + 6.884%), 7.00%, 07/19/67(h)(m)	1,222,414
500,000(l	)	UniCredit SpA, (5 yr. Euro Swap + 9.300%), 9.25%, 06/03/67(h)(m)	665,100
			4,853,179
JAPAN — 0.0%
975,000(f	)	SoftBank Group Corp., 4.00%, 04/20/23(h)	1,189,868
JERSEY CHANNEL ISLANDS — 0.1%
1,650,000(f	)	LHC3 Plc, 4.13% cash or 4.88 payment-in-kind interest, 4.13%, 08/15/24(h)(n)	1,910,124
3,350,000(f	)	Lincoln Finance Ltd., 6.88%, 04/15/21(h)	4,054,096
			5,964,220
LUXEMBOURG — 0.6%
1,250,000		Altice Finco SA, 7.63%, 02/15/25(h)	1,143,750
300,000(l	)	Altice Luxembourg SA, 7.25%, 05/15/22(h)	359,573
434,000(d	)	Cabot Financial Luxembourg SA, 7.50%, 10/01/23	556,821
3,400,000(l	)	CPI Property Group SA, (5 yr. Euro Swap + 4.150%), 4.38%, 11/09/66(h)(m)	3,826,680
1,280,000(l	)	Crystal Almond Sarl, 10.00%, 11/01/21(h)	1,601,533
1,200,000(l	)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(h)	1,379,710
125,000(d	)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(h)	159,146
855,000(d	)	Gazprom OAO Via Gaz Capital SA, 5.34%, 09/25/20(h)	1,190,051
Principal Amount			Value
LUXEMBOURG (continued)
$800,000		Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(h)	$850,000
2,200,000(l	)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(h)	3,040,763
1,110,000		Hidrovias International Finance Sarl, 5.95%, 01/24/25(h)	1,047,563
775,000(l	)	Horizon Parent Holdings Sarl 8.25% Cash or 9.00% payment-in-kind interest, 8.25%, 02/15/22(h)(n)	944,123
815,000(l	)	Intralot Capital Luxembourg SA, 5.25%, 09/15/24(h)	750,563
850,000(l	)	LHMC Finco Sarl, 6.25%, 12/20/23(h)	971,569
1,475,000(o	)	Matterhorn Telecom SA, 3.63%, 05/01/22(h)	1,506,253
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(h)	907,969
1,000,000		Nexa Resources SA, 5.38%, 05/04/27(h)	986,260
1,145,000		Rede D’or Finance Sarl, 4.95%, 01/17/28(h)	1,047,675
275,000(l	)	SES SA, (5 yr. Euro Swap + 4.664%), 4.63%, 01/02/67(h)(m)	341,748
2,150,000(l	)	SES SA, (5 yr. Euro Swap + 5.401%), 5.63%, 01/29/67(h)(m)	2,751,974
1,625,000(l	)	SIG Combibloc Holdings SCA, 7.75%, 02/15/23(h)	1,976,344
925,000(l	)	Swissport Financing Sarl, 6.75%, 12/15/21(h)	1,118,933
800,000(l	)	Swissport Financing Sarl, 9.75%, 12/15/22(h)	1,003,574
1,000,000(l	)	Takko Luxembourg 2 SCA, 5.38%, 11/15/23(h)	1,070,458
125,000(l	)	Telecom Italia Finance SA, 7.75%, 01/24/33	201,907
50,000(l	)	Telecom Italia Finance SA, 7.75%, 01/24/33	80,763
900,000		Ultrapar International SA, 5.25%, 10/06/26(h)	850,788
			31,666,491
NETHERLANDS — 0.4%
1,100,000		Braskem Netherlands Finance BV, 4.50%, 01/10/28(h)	1,049,125
175,000(l	)	Digi Communications NV, 5.00%, 10/15/23(h)	214,822
750,000(l	)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 5.38%, 05/01/23(h)	876,175
600,000(l	)	Energizer Gamma Acquisition BV, 4.63%, 07/15/26(h)	716,376

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount			Value
NETHERLANDS (continued)
$875,000(l	)	InterXion Holding NV, 4.75%, 06/15/25(h)	$1,061,546
700,000(l	)	NE Property Cooperatief UA, 3.75%, 02/26/21(h)	858,019
1,025,000(l	)	OCI NV, 5.00%, 04/15/23(h)	1,259,550
1,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,023,000
250,000		Petrobras Global Finance BV, 6.13%, 01/17/22	259,175
500,000		Petrobras Global Finance BV, 7.38%, 01/17/27	520,000
690,000		Petrobras Global Finance BV, 5.75%, 02/01/29	633,075
925,000		Petrobras Global Finance BV, 6.88%, 01/20/40	888,000
1,200,000(l	)	Telefonica Europe BV, (8 yr. Euro Swap + 2.967%), 3.88%, 09/22/66(h)(m)	1,341,430
1,600,000(l	)	Telefonica Europe BV, (10 yr. Euro Swap + 4.301%), 5.88%, 03/31/67(h)(m)	2,083,772
850,000(l	)	Teva Pharmaceutical Finance Netherlands II BV, 0.38%, 07/25/20(h)	979,394
1,475,000(l	)	Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 03/31/23(h)	1,626,286
500,000(l	)	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 03/01/25	619,636
675,000(l	)	United Group BV, (3 mo. EURIBOR + 4.380%), 4.38%, 07/01/23(h)(i)	790,215
2,000,000		VEON Holdings BV, 3.95%, 06/16/21(h)	1,950,000
750,000(l	)	Volkswagen International Finance NV, (10 yr. Euro Swap + 3.350%), 5.13%, 09/04/66(h)(m)	971,332
400,000(l	)	Volkswagen International Finance NV, (7 yr. Euro Swap + 2.534%), 3.75%, 03/24/67(h)(m)	492,897
1,350,000(l	)	Ziggo BV, 4.25%, 01/15/27(h)	1,574,691
			21,788,516
NORWAY — 0.0%
825,000(f	)	B2holding ASA, (3 mo. EURIBOR + 4.250%), 4.25%, 11/14/22(h)(i)	935,768
Principal Amount			Value
PORTUGAL — 0.0%
$1,000,000(l	)	Caixa Geral de Depositos SA, (5 yr. Euro Swap + 10.925%), 10.75%, 06/30/67(h)(m)	$1,327,042
SINGAPORE — 0.0%
1,145,000		ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(h)	1,054,742
SOUTH KOREA — 0.0%
550,000		KDB Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.658%), 7.50%, 05/21/48(h)(m)	523,600
SPAIN — 0.1%
1,000,000(l	)	Banco Santander SA, (5 yr. Euro Swap + 6.803%), 6.75%, 07/25/66(h)(m)	1,275,088
1,200,000(l	)	Bankia SA, (5 yr. Euro Swap + 5.819%), 6.00%, 10/18/66(h)(m)	1,446,918
1,000,000(l	)	CaixaBank SA, (5 yr. Euro Swap + 6.498%), 6.75%, 09/13/66(h)(m)	1,283,940
400,000(l	)	Grupo-Antolin Irausa SA, 3.38%, 04/30/26(h)	443,228
1,000,000(l	)	Naviera Armas SA, (3 mo. EURIBOR + 6.500%), 6.50%, 07/31/23(h)(i)	1,172,268
800,000(l	)	Naviera Armas SA, (3 mo. EURIBOR + 4.250%), 4.25%, 11/15/24(h)(i)	912,790
525,000(l)		Tendam Brands SAU, (3 mo. EURIBOR + 5.250%), 5.25%, 09/15/24(h)(i)	580,141
			7,114,373
SWEDEN — 0.2%
2,675,000(l	)	Akelius Residential Property AB, (5 yr. Euro Swap + 3.488%), 3.88%, 10/05/78(h)(m)	3,102,591
1,300,000(f	)	Corral Petroleum Holdings AB, 11.75% cash or 13.25% payment-in-kind interest, 11.75%, 05/15/21(h)(n)	1,630,395
775,000(f	)	Fastighets AB Balder, (5 yr. Euro Swap + 2.895%), 3.00%, 03/07/78(h)(m)	878,420
550,000(f	)	Intrum Justitia AB, 2.75%, 07/15/22(h)	620,612
675,000(l	)	Radisson Hotel Holdings AB, 6.88%, 07/15/23(h)	822,261
810,000(l)		Verisure Holding AB, 6.00%, 11/01/22(h)	985,823
			8,040,102

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount			Value
TURKEY — 0.0%
$1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(h)	$1,264,084
UNITED KINGDOM — 0.5%
850,000(f	)	Algeco Global Finance Plc, 6.50%, 02/15/23(h)	1,029,963
1,250,000(l	)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(h)	1,694,755
1,300,000(l	)	Cognita Financing Plc, 7.75%, 08/15/21(h)	1,736,166
350,000(l	)	Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(h)	493,844
1,075,000(f	)	International Game Technology Plc, 4.75%, 02/15/23(h)	1,362,335
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(g)	1,361,250
1,350,000(l	)	Jerrold Finco Plc, 6.25%, 09/15/21(h)	1,798,866
825,000(d	)	Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22(h)	1,122,528
1,200,000(f	)	Kennedy Wilson Europe Real Estate Plc, 3.25%, 11/12/25(h)	1,419,253
515,000(l	)	Kirs Midco 3 Plc, 8.38%, 07/15/23	683,057
1,050,000(l	)	Matalan Finance Plc, 6.75%, 01/31/23(h)	1,284,523
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(g)(k)	52,499
1,250,000		Perform Group Financing Plc, 8.50%, 11/15/20(h)	1,673,820
525,000(l	)	Pinewood Finco Plc, 3.75%, 12/01/23(h)	690,790
325,000		Premier Foods Finance Plc, 6.25%, 10/15/23(h)	441,174
1,100,000(f	)	TA Manufacturing Ltd., 3.63%, 04/15/23(h)	1,305,774
805,000(l	)	TalkTalk Telecom Group Plc, 5.38%, 01/15/22(h)	1,058,773
1,275,000(f	)	Titan Global Finance Plc, 3.50%, 06/17/21(h)	1,554,397
1,475,000(f	)	Travelex Financing Plc, 8.00%, 05/15/22(h)	1,682,353
1,000,000		Tullow Oil Plc, 6.25%, 04/15/22(h)	992,500
950,000		Vedanta Resources Plc, 6.38%, 07/30/22(h)	933,375
225,000		ZPG Plc, 3.75%, 07/15/23(h)	309,054
			24,681,049
Principal Amount			Value
UNITED STATES — 3.1%
$950,000(f	)	Adient Global Holdings Ltd., 3.50%, 08/15/24(h)	$1,056,778
7,000,000		Akamai Technologies, Inc., Cnv., 0.00%, 02/15/19(j)	7,020,664
1,425,000(f	)	Alliance Data Systems Corp., 4.50%, 03/15/22(h)	1,704,146
775,000(f	)	Alliance Data Systems Corp., 5.25%, 11/15/23(h)	935,967
280,122		Ambac Assurance Corp., 5.10%, 06/07/20(g)	375,363
1,125,000		Belo Corp., 7.75%, 06/01/27	1,192,500
4,010,000		Blackstone Mortgage Trust, Inc., Cnv. REIT, 4.38%, 05/05/22	3,953,126
4,160,000		Caliber Home Loans, Inc., 0.00%, 04/04/21(b)	4,160,000
15,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20	14,060,940
450,000		Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	473,625
13,000,000		Finisar Corp., Cnv, 0.50%, 12/15/36	11,707,735
775,000(f	)	Huntsman International LLC, 5.13%, 04/15/21	1,007,351
16,426,000		Huron Consulting Group, Inc., Cnv., 1.25%, 10/01/19(b)	15,457,523
225,000(f	)	Levi Strauss & Co., 3.38%, 03/15/27	271,864
21,273,309		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(b)	14,572,217
9,720,487		Lstar 18-1 Securities Financing, 4.09%, 04/01/21(b)	9,686,465
900,000		MPH Acquisition Holdings LLC, 7.13%, 06/01/24(g)	931,500
500,000(f	)	MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	601,293
650,000(f	)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	831,376
375,000(f	)	Quintiles IMS, Inc, 3.50%, 10/15/24	448,635
625,000(f	)	Quintiles IMS, Inc., 3.25%, 03/15/25	732,557
325,000(f	)	Silgan Holdings, Inc., 3.25%, 03/15/25	388,588
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(g)	3,395,000
7,000,000		Starwood Property Trust, Inc., Cnv. REIT, 4.38%, 04/01/23	7,024,899

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$950,000(f	)	Superior Industries International, Inc., 6.00%, 06/15/25(h)	$1,092,492
5,000,000		Twitter, Inc., Cnv, 1.00%, 09/15/21	4,635,465
59,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	56,708,853
8,000,000		VEREIT, Inc., Cnv., REIT, 3.00%, 08/01/18	7,999,968
42,119,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(b)(k)	0
21,131,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(b)(k)	0
9,840,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(b)(k)	0
3,000,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(b)(k)	0
900,000		XPO Logistics, Inc., 6.13%, 09/01/23(g)	924,750
			173,351,640
Total Corporate Bonds (Cost $338,004,126)			324,386,793
GOVERNMENT BONDS — 1.6%
CANADA — 1.6%
115,700,000	(l)	Canadian Government Bond, 1.25%, 02/01/20	87,976,827
Total Government Bonds (Cost $89,878,948)			87,976,827

ASSET-BACKED SECURITIES — 13.7%
CAYMAN ISLANDS — 6.0%
Collateralized Loan Obligations — 4.0%
11,750,000		Adams Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 5.690%), 8.03%, 07/15/26(b)(g)(i)	$11,136,751
7,500,000		Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 07/15/26(b)(g)(p)	2,345,187
5,500,000		Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ER, (3 mo. LIBOR US + 6.350%), 8.69%, 07/15/30(g)(i)	5,606,599
4,940,000		Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.750%), 8.09%, 07/28/28(b)(g)(i)	4,940,000
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 9.59%, 01/15/29(g)(i)	$1,014,595
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 8.05%, 04/20/31(g)(i)	995,345
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, (3 mo. LIBOR US + 5.200%), 7.55%, 07/22/26(g)(i)	5,017,127
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 8.35%, 10/20/27(g)(i)	1,004,452
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 8.29%, 01/15/27(g)(i)	2,543,604
5,250,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 6.230%), 8.55%, 12/05/25(g)(i)	5,322,001
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 9.58%, 07/18/28(g)(i)	3,572,897
7,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.150%), 8.49%, 10/15/30(g)(i)	7,153,983
2,500,000	Babson CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.550%), 8.90%, 04/23/27(g)(i)	2,497,358
1,000,000	Babson CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.900%), 9.25%, 07/20/28(g)(i)	1,006,286
2,750,000	Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 6.670%), 9.02%, 07/20/28(g)(i)	2,749,914
2,100,000	Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class ER, (3 mo. LIBOR US + 5.700%), 9.16%, 07/20/31(g)(i)	2,058,000
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, (3 mo. LIBOR US + 3.450%), 5.79%, 07/15/26(g)(i)	1,000,675
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, (3 mo. LIBOR US + 5.300%), 7.62%, 11/30/26(g)(i)	1,255,216

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 3.750%), 6.09%, 04/13/27(g)(i)	$1,001,069
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.79%, 04/13/27(g)(i)	1,504,313
1,000,000	BlueMountain CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 7.000%), 9.33%, 08/20/28(g)(i)	1,001,430
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.850%), 9.20%, 10/20/29(g)(i)	1,008,657
1,000,000	Canyon Capital CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.750%), 9.09%, 10/15/28(g)(i)	1,006,191
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.300%), 7.65%, 04/20/27(g)(i)	1,504,355
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 6.69%, 04/27/27(b)(g)(i)	1,000,697
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 8.45%, 10/20/27(g)(i)	1,004,292
1,730,021	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.85%, 10/20/27(b)(g)(i)	1,687,253
500,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.55%, 04/20/27(g)(i)	498,150
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 7.000%), 9.35%, 10/20/29(g)(i)	1,006,664
5,462,500	Cedar Funding VII CLO Ltd., Series 2018-7A, Class E, (3 mo. LIBOR US + 4.550%), 6.90%, 01/20/31(g)(i)	5,296,400
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(b)(g)(p)	8,833,182
2,553,125	Cedar Funding VII CLO Ltd.,Series 2018-7A, Class F, (3 mo. LIBOR US + 6.900%), 9.25%, 01/20/31(g)(i)	2,385,994
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Cole Park CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 6.100%), 8.45%, 10/20/28(g)(i)	$1,003,511
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 04/15/27(b)(g)(p)	14,764,804
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, (3 mo. LIBOR US + 6.500%), 8.85%, 07/20/27(b)(g)(i)	7,525,575
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 07/20/27(b)(g)(p)	4,239,721
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.750%), 10.10%, 04/20/28(g)(i)	1,031,216
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.650%), 6.00%, 04/22/29(g)(i)	628,108
1,000,000	Neuberger Berman CLO XVIII Ltd, Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.250%), 6.61%, 11/14/27(g)(i)	1,003,395
1,000,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.400%), 4.74%, 01/15/28(g)(i)	986,131
3,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.34%, 01/15/28(g)(i)	3,249,812
1,000,000	Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, (3 mo. LIBOR US + 6.750%), 9.09%, 10/17/27(g)(i)	1,006,673
1,250,000	Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (3 mo. LIBOR US + 6.580%), 8.92%, 10/17/27(g)(i)	1,258,340
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.42%, 10/15/29(g)(i)	1,010,080
16,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.650%), 9.00%, 10/23/30(g)(i)	16,262,086
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(g)(p)	3,723,810

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$15,100,000	Romark CLO Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 6.250%), 7.43%, 07/25/31(g)(i)	$15,100,000
5,000,000	Romark CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(g)(p)	4,632,150
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, (3 mo. LIBOR US + 6.215%), 8.56%, 04/20/29(g)(i)	1,238,971
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 5.500%), 7.85%, 07/20/27(g)(i)	1,001,405
5,000,000	Sound Point CLO X Ltd., Series 2015-3A, Class ER, (3 mo. LIBOR US + 5.250%), 7.60%, 01/20/28(b)(g)(i)	4,987,796
3,200,000	Sound Point CLO XI Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.950%), 9.30%, 07/20/28(g)(i)	3,218,319
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A,Class E, (3 mo. LIBOR US + 6.400%), 8.75%, 10/20/28(g)(i)	2,015,519
1,750,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 9.00%, 01/23/29(g)(i)	1,766,858
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, (3 mo. LIBOR US + 5.050%), 7.39%, 10/17/26(g)(i)	1,498,967
650,000	Symphony CLO XVI Ltd., Series 2015-16A, Class E, (3 mo. LIBOR US + 5.450%), 7.79%, 07/15/28(g)(i)	646,856
1,000,000	TCI-Symphony CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.450%), 8.79%, 07/15/30(g)(i)	1,007,273
1,000,000	Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.850%), 8.20%, 04/20/29(g)(i)	988,699
1,740,000	THL Credit Wind River CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.550%), 7.90%, 07/20/27(g)(i)	1,738,209
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 6.85%, 07/20/28(g)(i)	1,262,276
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 6.950%), 9.29%, 07/19/28(g)(i)	$1,506,152
1,000,000	Voya CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 6.850%), 9.18%, 10/18/27(g)(i)	1,005,091
21,591,392	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 04/20/26(b)(g)(p)	13,690,621
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.350%), 6.70%, 07/20/28(g)(i)	1,012,397
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 9.55%, 07/20/28(g)(i)	1,016,172
1,500,000	York CLO-1 Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 5.450%), 7.80%, 01/22/27(g)(i)	1,505,297
1,750,000	York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.650%), 8.00%, 01/22/31(g)(i)	1,744,159
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 8.75%, 10/20/29(g)(i)	4,515,868
1,647,750	York CLO-3 Ltd., Series 2016-1A, Class FR, (3 mo. LIBOR US + 7.250%), 9.60%, 10/20/29(g)(i)	1,530,241
5,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 0.00%, 10/20/29(b)(g)(p)	4,245,265
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.940%), 9.29%, 01/20/30(g)(i)	1,032,053
		221,558,513
Other Asset-Backed Securities — 2.0%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.40%, 07/15/26(b)(g)(i)	2,786,209
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 9.48%, 10/15/28(g)(i)	1,016,390

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class DR2, (3 mo. LIBOR US + 5.100%), 7.44%, 07/15/27(b)(g)(i)	$1,994,782
1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class CR, (3 mo. LIBOR US + 2.800%), 5.14%, 01/18/28(b)(g)(i)	1,100,000
1,000,000	ALM Loan Funding Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 7.600%), 9.94%, 07/15/27(g)(i)	1,005,905
1,000,000	Atrium VIII, Series 8A, Class DR, (3 mo. LIBOR US + 4.000%), 6.35%, 10/23/24(g)(i)	1,002,805
1,750,000	Atrium VIII, Series 8A, Class ER, (3 mo. LIBOR US + 7.250%), 9.60%, 10/23/24(g)(i)	1,758,368
5,000,000	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(b)(g)(p)	3,676,293
5,000,000	Atrium XI, Series 11A, Class E, (3 mo. LIBOR US + 5.100%), 7.45%, 10/23/25(g)(i)	5,003,461
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 7.60%, 04/22/27(g)(i)	1,984,013
6,000,500	Atrium XIII, Series 13A, Class E, (3 mo. LIBOR US + 6.050%), 8.40%, 11/21/30(g)(i)	6,030,167
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(b)(g)(p)	11,685,398
1,000,000	CIFC Funding Ltd., Series 2014-5A, Class E2, (3 mo. LIBOR US + 6.250%), 8.59%, 01/17/27(g)(i)	1,002,569
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 9.10%, 10/21/28(g)(i)	3,298,750
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class ER, (3 mo. LIBOR US + 5.650%), 8.00%, 07/20/28(g)(i)	1,001,404
962,500	Highbridge Loan Management Ltd., Series 2015-5A, Class E, (3 mo. LIBOR US + 5.350%), 7.69%, 01/29/26(g)(i)	965,610
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class DR, (3 mo. LIBOR US + 5.100%), 7.44%, 02/05/31(g)(i)	1,003,575
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.400%), 4.74%, 03/15/27(g)(i)	996,505
Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class ER, (3 mo. LIBOR US + 5.000%), 7.34%, 03/15/27(g)(i)	$987,612
1,000,000	Highbridge Loan Management Ltd., Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.500%), 7.85%, 07/20/30(b)(g)(i)	998,000
1,750,000	HPS Loan Management Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 6.500%), 8.85%, 01/20/28(g)(i)	1,759,743
1,000,000	HPS Loan Management Ltd., Series 2016-9A, Class D2, (3 mo. LIBOR US + 6.450%), 8.79%, 07/19/27(g)(i)	1,002,823
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.000%), 7.34%, 04/15/27(g)(i)	21,474,080
1,000,000	LCM Ltd. Partnership XVII LP, Series 17A, Class D, (3 mo. LIBOR US + 3.500%), 5.84%, 10/15/26(g)(i)	1,000,878
869,897	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(b)(g)(p)	544,959
1,350,000	LCM Ltd. Partnership XXI LP, Series 21A, Class D, (3 mo. LIBOR US + 5.100%), 7.45%, 04/20/28(g)(i)	1,368,203
750,000	LCM XX LLC, Series 20A, Class E, (3 mo. LIBOR US + 6.100%), 8.45%, 10/20/27(g)(i)	753,470
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 7.85%, 04/20/26(g)(i)	2,005,706
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class ER, (3 mo. LIBOR US + 5.300%), 7.63%, 07/27/30(g)(i)	982,500
2,500,000	Octagon Investment Partners 27 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.950%), 8.29%, 07/15/29(g)(i)	2,500,000
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.650%), 6.01%, 11/14/26(g)(i)	1,105,170
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 6.600%), 8.96%, 11/14/26(g)(i)	1,003,065

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount			Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,375,000		OHA Credit Partners XI Ltd., Series 2015-11A, Class E, (3 mo. LIBOR US + 6.700%), 9.05%, 10/20/28(g)(i)	$1,383,188
2,250,000		OZLM Funding II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 7.300%), 9.64%, 10/30/27(g)(i)	2,262,514
3,750,000		OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 5.90%, 01/20/27(g)(i)	3,754,115
1,000,000		OZLM XI Ltd., Series 2015-11A, Class CR, (3 mo. LIBOR US + 3.600%), 5.94%, 10/30/30(g)(i)	1,002,337
1,200,000		OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.000%), 5.34%, 01/15/29(b)(g)(i)	1,195,481
1,500,000		OZLM XIV Ltd., Series 2015-14A, Class DR, (3 mo. LIBOR US + 5.800%), 8.14%, 01/15/29(b)(g)(i)	1,496,206
1,000,000		OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.150%), 9.50%, 01/20/29(g)(i)	1,018,325
6,750,000		Romark WM-R Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.260%), 7.61%, 04/20/31(g)(i)	6,384,750
7,500,000		Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 10.45%, 04/20/31(g)(i)	7,150,432
			110,445,761
			332,004,274
NETHERLANDS — 0.1%
Collateralized Loan Obligations — 0.1%
5,000,000(l	)	Accunia European CLO I BV, Series 1A, Class C, (3 mo. EURIBOR + 3.200%), 3.20%, 07/15/29(g)(i)	5,867,943
UNITED STATES — 7.6%
Collateralized Loan Obligations — 0.5%
4,062,164		CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.25%, 05/15/36(i)	3,919,659
15,000		THL Credit Wind River CLO Ltd., 0.00%,(b)(g)	15,000,000
Principal Amount		Value
UNITED STATES (continued)
Collateralized Loan Obligations (continued)
$8,750	York V CLO Ltd., 0.00%,(b)(g)	$8,750,000
		27,669,659
Other Asset-Backed Securities — 7.1%
5,719,438	Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(g)	5,690,840
1,474,389	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(g)(p)	910,878
3,114,054	Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(b)(g)	3,103,725
786,623	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(b)(g)(p)	574,235
12,726,916	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 2.30%, 05/25/35(i)	11,995,847
4,787,141	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 2.52%, 01/25/36(i)	2,742,038
6,380,000	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 2.48%, 01/25/36(i)	4,134,738
5,740,000	Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(p)	4,999,031
5,000,000	Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(p)	3,541,286
12,685,765	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 3.10%, 05/28/39(g)(i)	11,915,113
2,801,090	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.40%, 05/28/39(g)(i)	1,833,297
4,617,316	Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.07%, 02/28/40(g)(i)	4,586,673
6,372,830	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 3.00%, 12/28/40(g)(i)	6,101,558

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, (1 mo. LIBOR US + 0.420%), 2.48%, 02/25/36(i)	$3,086,294
2,025,779	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.74%, 12/25/35(i)	2,122,028
3,087,914	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 2.41%, 03/25/36(i)	766,372
3,087,914	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 2.41%, 03/25/36(i)	766,372
6,390,272	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 2.20%, 12/25/36(i)	6,684,633
7,211,822	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.26%, 01/25/36(g)(i)	7,042,134
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/01/30(p)	1,383,442
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/01/30(p)	1,381,385
6,017,424	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/01/30(p)	2,480,612
6,480,635	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, (1 mo. LIBOR US + 0.150%), 2.21%, 07/25/36(i)	6,246,668
9,510,558	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.22%, 10/25/36(i)	6,596,594
6,797,228	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 2.31%, 10/25/36(i)	4,754,543
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 2.48%, 02/25/37(i)	$3,673,443
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.28%, 10/25/36(i)	8,391,087
11,372,057	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(p)	5,776,769
14,212,752	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	6,801,768
3,518,220	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(p)	3,543,182
2,823,118	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(p)	2,683,377
4,128,357	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(p)	3,053,885
3,178,697	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(p)	2,275,996
4,645,916	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 4.39%, 05/01/36	4,568,217
1,024,229	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.22%, 09/25/46(i)	1,007,012
1,978,962	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A4, 5.93%, 07/01/34(p)	2,001,976
12,883,539	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 2.44%, 05/25/37(i)	12,457,553
927,744	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/01/35	1,177,347
1,956,249	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.37%, 12/15/33(g)(i)	1,816,789

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,571,866	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 2.31%, 02/15/30(g)(i)	$1,512,875
1,400,161	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.26%, 05/15/35(g)(i)	1,327,762
2,165,462	Countrywide Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.31%, 12/15/35(g)(i)	2,086,595
2,180,000	Finance of America Structured Securities Trust, Series 2017-HB1, Class M5, 6.00%, 11/25/27(g)(p)	2,125,195
5,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 2.63%, 03/25/36(i)	3,750,793
10,182,666	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 2.31%, 07/25/36(i)	5,245,442
5,323,107	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.46%, 01/25/36(i)	3,166,298
5,027,960	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 2.21%, 03/25/37(i)	3,284,683
1,959,699	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 2.56%, 02/25/36(i)	1,906,863
1,222,438	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 2.38%, 11/25/36(i)	1,247,936
2,866,501	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/01/30(p)	2,937,855
7,672,337	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/01/31(p)	6,967,939
573,470	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/01/46(p)	401,645
6,505,603	GSAMP Trust, Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 2.18%, 09/25/36(i)	3,204,570
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.21%, 05/25/37(i)	$3,597,483
5,941,054	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.89%, 12/01/36	3,215,997
2,000,000	Invitation Homes Trust, Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 4.57%, 03/17/37(g)(i)	2,014,304
2,641,355	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/01/37(g)	2,567,143
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 2.33%, 05/25/36(i)	3,855,401
388,237	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 2.15%, 06/25/37(g)(i)	271,442
11,765,607	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.36%, 06/25/37(g)(i)	8,423,280
7,989,668	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A2, (1 mo. LIBOR US + 0.200%), 2.26%, 06/25/37(g)(i)	5,913,619
1,230,439	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.17%, 11/25/36(i)	647,757
16,972,317	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.22%, 11/25/36(i)	9,003,466
3,335,956	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.28%, 11/25/36(i)	1,763,683
8,803,368	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 2.25%, 03/25/46(i)	4,325,358
6,340,685	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.22%, 10/25/36(i)	2,813,453
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.31%, 03/25/32(i)	4,085,644

115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,487,560	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 2.38%, 03/25/36(i)	$858,267
3,334,971	Merit Securities Corp., Series 13, Class M2, STEP, 7.93%, 12/01/33	2,616,629
10,949,082	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 2.31%, 10/25/37(i)	3,652,396
1,520,375	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 2.30%, 06/25/36(i)	1,054,992
7,814,072	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.19%, 11/25/36(i)	4,868,178
8,041,205	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, (1 mo. LIBOR US + 0.140%), 2.20%, 05/25/37(i)	6,242,785
5,974,373	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 2.42%, 02/25/36(i)	4,432,262
5,412,209	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/01/36	2,501,082
3,200,000	Nationstar HECM Loan Trust, Series 2018-2A, Class M4, 5.06%, 07/25/28(g)(p)	3,199,999
3,008,740	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.46%, 10/25/36(g)(i)	2,683,879
2,671,113	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/01/27	2,610,171
10,656,947	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/01/30(p)	5,695,004
8,615,604	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/01/31(p)	2,320,077
5,977,389	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/01/31(p)	1,795,687
6,830,457	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/01/31(p)	2,296,915
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$897,867	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/01/22(p)	$724,956
3,852,200	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/01/32(p)	3,315,802
1,388,203	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/01/32(p)	1,501,572
631,335	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(g)	632,031
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(g)	4,025,415
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(g)	15,229,278
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(b)(g)	3,068,737
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(g)	10,099,461
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(g)	4,165,807
3,798,915	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/01/37	3,731,287
2,189,176	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(g)	2,188,848
3,000,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.66%, 08/01/35(g)	2,999,943
4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 2.35%, 06/25/36(i)	3,727,964
3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.580%), 2.64%, 11/25/35(i)	2,993,136
3,298,191	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 2.32%, 07/25/36(i)	3,485,508
5,145,243	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 2.38%, 09/25/36(i)	2,443,614

116

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$7,686,404	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 2.35%, 01/25/47(i)	$4,481,834
8,328,478	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.25%, 11/25/36(i)	5,138,528
7,169,075	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2B, (1 mo. LIBOR US + 0.120%), 2.18%, 11/25/36(i)	2,990,626
3,309,528	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 2.33%, 02/25/37(i)	2,554,388
4,492,056	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 2.51%, 11/25/35(i)	2,495,082
4,877,392	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.500%), 2.56%, 07/25/35(i)	2,688,522
2,017,493	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 2.50%, 02/25/37(i)	1,184,196
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/01/47(g)(p)	2,686,722
968,681	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(g)	947,992
10,238,860	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.46%, 06/25/37(g)(i)	4,491,558
		397,154,348
		424,824,007
Total Asset-Backed Securities (Cost $783,912,859)		762,696,224
Principal Amount		Value
NON-AGENCY MORTGAGE-BACKED SECURITIES — 8.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
$1,190,378	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.74%, 07/01/35(p)	$1,168,788
2,437,625	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.89%, 03/01/37(p)	2,149,933
5,272,426	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(g)	5,320,212
3,370,000	Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57(b)(g)	3,370,000
1,450,000	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 06/27/57(b)(g)	632,780
2,472,201	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.61%, 09/01/46(i)	2,240,640
2,315,833	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/01/37	2,039,778
11,638,345	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 5.42%, 07/07/57(g)(p)	3,465,138
4,338,224	Ari Investments LLC, 4.48%, 01/06/25	4,338,224
2,577,406	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 2.46%, 01/25/37(i)	2,110,158
408,252	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.64%, 09/01/35(p)	401,839
901,355	Banc of America Funding Corp., Series 2006-A, Class 3A2, 4.00%, 02/01/36(p)	848,651
829,731	Banc of America Funding Corp., Series 2006-E, Class 2A1, 4.22%, 06/01/36(p)	811,753
2,339,462	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/01/37	2,211,892
964,358	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.67%, 10/01/35(p)	935,495
2,489,005	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.97%, 02/01/36(p)	2,351,075
621,286	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 4.13%, 08/01/35(p)	542,194

117

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$656,757	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.97%, 05/01/47(p)	$589,836
2,397,296	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 2.50%, 04/25/36(i)	2,596,064
5,488,755	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 2.38%, 11/25/36(i)	5,759,455
2,797,739	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.34%, 08/25/36(i)	2,801,410
1,936,441	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 2.36%, 11/25/36(i)	1,865,271
5,643,665	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/01/37	4,360,316
2,361,398	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/01/45(g)(p)	2,216,020
2,528,894	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.46%, 08/25/35(i)	2,198,986
4,783,477	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/01/38	4,137,891
420,505	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.80%, 05/01/35(p)	422,785
367,300	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 4.04%, 06/01/36(p)	351,166
4,745,838	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/01/47(g)	3,866,493
623,045	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/01/35	589,695
1,484,183	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.36%, 08/25/35(i)	1,386,176
4,249,300	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, (1 mo. LIBOR US + 0.350%), 2.41%, 09/25/35(i)	3,964,135
9,047,555	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 3.44%, 11/25/35(i)	1,168,596
1,502,448	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.43%, 12/01/35(p)	1,375,572
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$140,335	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 2.65%, 12/01/35(i)	$134,349
2,019,206	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 2.51%, 05/25/35(i)	1,858,783
1,164,605	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/01/35	1,017,746
4,003,930	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 2.41%, 05/25/36(i)	2,292,367
2,412,485	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/01/36	1,858,100
4,976,224	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/01/36	3,740,951
1,696,890	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 2.41%, 06/25/36(i)	1,088,807
1,696,890	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 5.09%, 06/25/36(i)	345,661
1,749,256	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/01/36	1,481,086
1,803,305	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 2.46%, 03/25/36(i)	1,111,041
5,065,339	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/01/36	3,873,251
1,944,431	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,660,488
1,407,951	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,221,898
1,789,966	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,518,358
4,092,900	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,471,847
255,282	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	236,457

118

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$724,260	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 2.46%, 05/25/36(i)	$625,782
4,374,907	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	3,158,476
3,693,263	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.39%, 11/25/46(i)	2,522,727
7,545,968	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 3.38%, 11/25/46(i)	6,468,062
3,908,835	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 2.25%, 11/25/46(i)	3,414,228
4,882,256	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 2.50%, 11/25/46(i)	4,258,670
3,650,326	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.120%), 2.18%, 12/25/46(i)	3,476,891
5,617,482	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.28%, 03/20/47(i)	4,721,998
1,372,845	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.27%, 05/25/36(i)	1,178,009
7,156,180	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 2.27%, 07/25/46(i)	6,416,934
11,345,998	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.25%, 07/25/46(i)	10,590,127
6,429,364	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 2.29%, 03/25/36(i)	5,571,154
4,851,588	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 2.24%, 04/25/46(i)	4,606,575
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,802,271	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	$2,152,117
2,822,571	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	2,223,014
1,414,822	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,140,192
5,332,519	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	3,743,280
5,149,627	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	3,874,901
1,406,703	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,032,904
1,045,070	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.53%, 11/25/36	843,639
13,213,250	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 2.49%, 03/25/47(i)	10,867,267
1,094,917	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 2.24%, 04/25/47(i)	296,318
182,547	Countrywide Alternative Loan Trust, Series 2007-OA8, Class 2A2, (1 mo. LIBOR US + 0.230%), 2.29%, 06/25/47(i)	9,781
3,103,015	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.30%, 08/25/47(i)	2,343,810
2,184,986	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/01/37	1,759,740
1,961,122	Countrywide Alternative Resecuritization, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,521,391
2,705,238	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.32%, 01/25/36(p)	2,575,906
748,862	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	720,112
830,658	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.48%, 03/20/36(p)	821,583

119

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$12,529,315	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.61%, 04/25/46(i)	$6,287,858
3,887,016	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.26%, 04/25/46(i)	3,545,536
1,172,754	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 2.48%, 07/25/36(g)(i)	1,084,330
2,578,662	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	2,143,114
69,269	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	64,556
3,265,813	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	3,010,825
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/25/37(g)	4,308,919
159,697	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.78%, 01/03/36(g)(p)	160,583
15,340,447	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 0.00%, 02/01/47(g)	15,055,268
3,194,150	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(p)	1,509,983
4,080,551	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 4.85%, 04/27/37(g)(p)	3,299,437
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 2.24%, 10/27/36(g)(i)	5,035,099
1,936,961	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.45%, 03/27/36(g)(i)	1,895,796
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.45%, 03/27/36(g)(i)	7,731,430
56,714,600	Credit Suisse Mortgage Trust, Series 2017-1, 8.75%, 03/01/21(g)	40,368,200
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,421,629	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.41%, 11/25/35(i)	$2,859,131
2,564,105	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 2.52%, 04/25/47(i)	2,445,439
2,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-SPI2, Class M2, 3.82%, 05/25/48(g)(p)	1,836,920
760,138	GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.75%, 11/19/35(p)	737,340
5,213,763	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.41%, 01/25/35(g)(i)	4,874,278
1,893,398	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.41%, 01/25/36(g)(i)	1,686,733
624,347	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.77%, 01/01/35(p)	632,067
154,477	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	285,208
414,415	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	402,797
933,812	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.83%, 01/25/36(p)	910,351
1,053,840	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	957,873
6,718,623	HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.31%, 05/19/47(i)	5,407,654
3,522,677	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.33%, 07/19/47(i)	3,050,474
1,209,847	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 3.48%, 04/25/37(p)	1,084,253
39,458,297	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.96%, 07/25/47(p)	1,455,025

120

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Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,499,988	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.93%, 01/01/37(p)	$5,087,271
1,663,500	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 2.21%, 03/25/37(i)	2,094,399
3,020,854	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.34%, 10/25/37(p)	2,339,329
193,324	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	197,120
4,220,512	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.21%, 12/25/37(i)	4,197,078
3,718,748	MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.39%, 05/25/36(g)(p)	3,368,373
2,338,025	MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.53%, 08/25/37(g)(p)	1,760,345
3,410,000	MCM_18-NPl1, 0.00%, 06/01/58(b)(g)	833,745
2,860,000	MCM_18-NPl1, 0.00%, 06/01/58(b)(g)	2,860,286
3,924,139	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.27%, 04/25/37(i)	3,272,940
2,373,932	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.74%, 05/25/36(p)	2,190,509
820,220	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	677,407
7,775,119	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 2.88%, 05/26/37(g)	7,363,316
2,966,351	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 2.25%, 07/26/45(i)	2,753,905
5,312,634	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(g)	3,785,941
2,293,605	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(g)	1,665,552
1,050,797	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	982,939
183,194	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	171,755
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,235,783	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.85%, 08/25/36(p)	$3,511,226
11,353,445	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(g)(j)	968,159
19,318,811	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.21%, 07/25/56(g)(p)	1,927,300
4,895,450	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.73%, 11/25/57(b)(g)	2,521,157
2,494,296	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.87%, 05/01/35(p)	2,189,571
3,852,970	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.73%, 04/25/36(p)	3,396,127
4,596,398	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 2.28%, 05/25/46(i)	2,615,592
2,878,649	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 2.24%, 09/25/47(i)	2,726,750
4,428,533	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.41%, 06/25/35(g)(i)	3,985,616
1,501,444	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.79%, 04/25/37(p)	1,269,198
532,728	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.82%, 04/25/37(p)	443,309
1,862,741	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 4.05%, 06/25/47(i)	1,568,080
3,434,088	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 2.19%, 04/25/37(g)(i)	3,333,221
1,529,121	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/01/35	1,429,078
4,784,922	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/01/36	2,002,094

121

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Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$117,634	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 3.41%, 12/25/35(p)	$118,000
2,621,130	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.39%, 10/25/46(i)	2,547,053
1,541,417	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.56%, 07/25/37(p)	1,267,530
3,718,015	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 2.42%, 05/25/47(i)	3,512,113
2,064,539	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.61%, 08/01/46(i)	1,555,713
13,462,416	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 4.62%, 03/25/37(i)	1,569,636
447,666	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 4.06%, 04/25/36(p)	452,129
4,410,639	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 3.81%, 03/25/38(p)	3,836,512
		412,909,046
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
1,779,258	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 2.53%, 01/25/36(g)(i)	1,645,495
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 3.56%, 10/25/37(g)(i)	4,978,717
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.56%, 12/25/37(g)(i)	7,614,468
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 5.25%, 08/13/27(g)(i)	2,015,731
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.441%), 4.54%, 08/13/27(g)(i)	$4,478,336
460,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.79%, 08/10/48(p)	379,515
6,400,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/01/34(g)(p)	6,300,452
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 2.35%, 12/25/36(g)(i)	3,699,024
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.89%, 04/25/46(g)(p)	4,192,582
		35,304,320
Total Non-Agency Mortgage-Backed Securities (Cost $452,061,460)		448,213,366

Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
$3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 8.06%, 09/25/28(i)	$3,810,014
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 7.81%, 07/25/29(i)	7,341,938
11,500,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 5.61%, 07/25/29(g)(i)	12,560,120
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 6.91%, 10/25/29(i)	2,269,587
909,422	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 5.06%, 10/25/29(i)	978,770
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 7.01%, 07/25/29(i)	5,424,829
1,373,890	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 12.06%, 07/25/29(i)	1,392,083

122

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class M2, 5.31%, 07/25/29(i)	$6,525,111
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 5.21%, 07/25/30(i)	2,884,891
3,545,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-HRP1, Class M2, 3.71%, 04/25/43(g)(i)	3,571,281
Total U.S. Government Sponsored Agency Mortgage-Backed Securities
(Cost $42,567,792)		46,758,624
U.S. GOVERNMENT AGENCIES — 24.6%
Federal Home Loan Bank — 24.6%
77,000,000	1.75%, 08/01/18(q)	77,000,000
103,000,000	1.65%, 08/03/18(q)	102,989,082
121,000,000	1.85%, 08/06/18(q)	120,967,935
23,000,000	1.86%, 08/07/18(q)	22,992,686
294,000,000	1.88%, 08/13/18(q)	293,812,722
100,000,000	1.85%, 08/14/18(q)	99,931,000
325,000,000	1.90%, 08/15/18(q)	324,758,525
87,000,000	1.90%, 08/17/18(q)	86,926,137
100,000,000	1.86%, 08/24/18(q)	99,878,000
111,000,000	1.84%, 08/31/18(q)	110,823,288
25,000,000	2.01%, 11/05/18(q)	24,863,325
Total U.S. Government Agencies (Cost $1,364,967,424)		1,364,942,700
U.S. GOVERNMENT SECURITIES — 11.6%
U.S. Treasury Bills — 11.6%
124,000,000	1.85%, 08/02/18(q)	123,993,800
10,000,000	1.85%, 08/23/18(q)	9,988,526
12,500,000	1.88%, 09/20/18(q)	12,467,144
10,500,000	1.93%, 10/11/18(q)	10,459,800
42,000,000	1.99%, 10/25/18(q)	41,806,005
50,000,000	1.99%, 11/01/18(q)	49,744,444
299,000,000	2.02%, 11/08/18(q)	297,355,500
96,000,000	2.06%, 11/15/18(q)	95,433,607
1,000,000	2.05%, 11/29/18(q)	993,242
Total U.S. Government Securities (Cost $642,238,164)		642,242,068
Principal Amount			Value
CASH SWEEP — 4.3%
UNITED STATES — 4.3%
$238,722,877		Citibank - US Dollars on Deposit in Custody Account, 0.12%(a)(r)	$238,722,877
Total Cash Sweep (Cost $238,722,877)			238,722,877
TOTAL INVESTMENTS — 99.2% (Cost $5,500,872,302)			5,510,182,346

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			41,744,180
NET ASSETS — 100.0%			$5,551,926,526

Units			Value
STRUCTURED OPTIONS — 0.7%
Equity Options — 0.8%
50,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 20%, Expires 08/17/18, Broker Societe Generale(Notional amount $50,000,000)(t)	$5,910,000
50,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 22%, Expires 08/24/18, Broker BNP Paribas SA(Notional amount $50,000,000)(u)	5,715,550
100,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 22.7%, Expires 01/09/19, Broker Societe Generale(Notional amount $100,000,000)(v)	3,100,000
2,987,842		Bloomberg Agriculture Index, One purchased call strike 50.00 Expires 08/24/18, Broker Goldman Sachs International(Notional amount $149,392,100)	121,154
327,225		Euro STOXX 50 Dividend Index Option, One purchased put strike 110.00 (Notional amount $36,000,000), Expires 12/20/19, Broker UBS AG	35,268
660,000		Euro STOXX 50 Dividend Index Option, One purchased put strike 110.00 (Notional amount $73,000,000), Expires 12/20/19, Broker BNP Paribas SA	128,134
5,505		Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, Broker Goldman Sachs International(Notional amount $15,000,000)	4,314,789

123

Old Westbury Funds, Inc.
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Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Units		Value
Equity Options (continued)
2,815	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, Broker JPMorgan Chase Bank N.A.(Notional amount $7,875,000)	$2,004,909
18,230	Euro STOXX 50 Index, One purchased call strike 3,296.75 (Notional amount $60,000,000) One written put strike 3,296.75 (15,166 contracts) (Notional amount $50,000,000), Expires 09/20/18, Broker Credit Suisse International	4,264,908
17,165	Euro STOXX 50 Index, One purchased call strike 3,530.29 (Notional amount $121,198,386), One written put strike 3,320.57 (Notional amount $57,000,905), Expires 09/20/18, Broker Credit Suisse International	1,493,365
(7,032)	Euro STOXX 50 Index, One purchased call strike 5,745.35 (Notional amount $1,604,000), One written put strike 5,290.28 (Notional amount $936,000), 566 DAXK SHORT PUT 5290.28 12/28/18 Expires 12/28/18, Broker Goldman Sachs International	1,696,287
45,353	Euro STOXX 50 Pr, One purchased call strike 3,496.37 (Notional amount $1,000,000) 570 SX5E BUY CALL 3496.37 08/16/18 Expires 08/16/18, Broker Bank of America	2,055,959
1,294,648	EURO STOXX Banks Index, One purchased call strike 3.97, (Notional amount $5,140,000) Expires 09/21/18, Broker Citigroup, Inc.	349,448
76,418	IBEX 35 Index, One purchased call strike 10,108.94 (Notional amount $750,000,000), One written call strike 10,207.08 (Notional amount $750,000,000), One written put strike 9,814.50 (Notional amount $50,000,000), Expires 08/16/18, Broker BNP Paribas SA	350,390
Units		Value
Equity Options (continued)
48,102	IBEX 35 Index, One purchased call strike 10,498.595 (Notional amount $505,000,000), One written call strike 10,914.381 (Notional amount $525,000,000), One written put strike 10,394.649 with a barrier level strike of 8,523.612 (9,620 contracts) (Notional amount $100,000,000), Expires 02/14/19, Broker Credit Suisse International(w)	$(1,028,251)
27,656	S&P 500 Index, One purchased call strike 2,766.12 (Notional amount $75,000,000), One written call strike 2,467.81 (Notional amount $75,000,000), Expires 12/20/18, Broker Goldman Sachs International	2,761,407
36,641	S&P 500 Index, One purchased call strike 2,783.75 (Notional amount $101,000,000), One written put strike 2,510.83 (Notional amount $92,000,000), Expires 06/20/19, Broker UBS AG	3,660,290
71,963	S&P 500 Index, One purchased call strike 2,806.99 (Notional amount $200,000,000), 567 SPX BUY CALL 2806.99 12/31/18 Expires 12/31/18, Broker BNP Paribas SA	4,706,430
(273,266)	S&P 500 Index, One purchased call strike 2,899.40 (Notional amount $555,000,000), 568 SPX SHORT CALL 2899.3985 08/20/18 Expires 08/20/18, Broker Credit Suisse International	585,871
53,085	S&P 500 Index, One purchased call strike 2853.91 (Notional amount $150,500,000), One written call strike 50.52 on Utilities Select Sector SPDR with a barrier level strike of 59.11 (2,969,121 contracts) (Notional amount $150,000,000), One purchased put strike 50.52 on Utilities Select Sector SPDR with a barrier level strike of 41.93 (2,969,121 contracts)(Notional amount $150,000,000), Expires 07/31/18, Broker Credit Suisse International(w)	0

124

Old Westbury Funds, Inc.
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Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Units		Value
Equity Options (continued)
(1,000,000)	S&P 500 Index, One written call strike 16.10 (Notional amount $1,000,000), Expires 12/21/18, Broker Societe Generale(Notional amount $1,610,000)	$(1,415,567)
68,770	Topix, One purchased call strike 1,744.95 (Notional amount $1,671,600) 569 TPX INDEX LONG CALL 1744.95 12/20/18 Expires 12/20/18, Broker Goldman Sachs International	1,991,500
		42,801,841
Foreign Currency Options — (0.1)%
250,000,000	CHF/BRL foreign exchange rate, One written call strike 4.0000 (Notional amount CHF 50,000,000), One purchased call strike 3.3000 (Notional amount CHF 250,000,000), Expires 03/11/20, Broker JPMorgan Chase Bank N.A	(4,500,328)
Total Structured Options (Premiums paid $40,613,458)		$38,301,513

		Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS
Total Return Swaps
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 256.9172 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 8,301,876,729)		$10,268,419
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 259.663500 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 8,212,509,424)		6,178,676

Unrealized Appreciation/ (Depreciation)
Total Return Swaps (continued)
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 286.606100 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 6,588,303,555)	$(844,100)
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 294.280000 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 6,597,055,742)	(171,342)
Total return swap with Barclays Capital, Inc. receiving total return of the Shiller Barclays CAPE US Sector ER USD Index over the initial equity level of 520.3363 and paying fixed interest rate of 0.45% at expiration date expiring 08/27/18 (Notional amount $247,794,032)	13,734,112
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 03/25/19 (Notional amount EUR 100,000,000)(x)	3,144,573
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 07/30/18 (Notional amount EUR 100,000,000)	2,211,565
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 07/30/19 (Notional amount EUR 100,000,000)	0

125

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Total Return Swaps (continued)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 131.2557 and paying an amount if the price return is under the target spread of 131.2557 with quarterly payments until expiration date, expiring 10/08/18 (Notional amount EUR 17,100,000)(y)	$(109,536)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 131.6220 and paying an amount if the price return is under the target spread of 131.6220 with quarterly payments until expiration date, expiring 02/27/19 (Notional amount EUR 40,651,000)(aa)	(2,230,746)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 131.6220 and paying an amount if the price return is under the target spread of 179.4436 with quarterly payments until expiration date, expiring 05/08/19 (Notional amount EUR 16,875,000)	(1,837,801)
Total return swap with Macquarie Bank Ltd. receiving total return of the Macquarie Custom Basket MQCP275 Index over the initial equity level of 329.9732 and paying fixed interest rate of 0.15% with monthly payments until expiration, expiring 02/15/19 (Notional amount $50,000,000)	8,324,185
38,668,005
Variance Swaps
Conditional Variance swap with JPMorgan Chase Bank N.A. difference between Russell 2000 Index and S&P 500 Index over the volatility strike price of 1.25 with a condition that knockout level is between 70% and 115% at expiration date, expiring 6/21/19 (Vega notional amount $500,000)	79,292
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Conditional Variance swap with JPMorgan Chase Bank N.A. difference between Russell 2000 Index and S&P 500 Index over the volatility strike price of 19 with a condition that knockout level is between 70% and 115% and under the volatility strike price of 17.55 with a condition that knockout level is expiring 6/21/19 (Vega notional amount $500,000)	$164,657
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 334.9 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $800,000)	1,271,682
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 357.21 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $500,000)	792,684
Variance swap with Barclays Capital, Inc. paying variance of Shiller Barclays CAPE US Sector Risk Controlled 10% USD Total Return Index (BXIIC10T) Index over the target volatility of 11 and receiving variance of the BXIIC10T Index under the target volatility of 11 at expiration date, expiring 03/01/19 (Vega notional amount $500,000)	(384,773)
Variance swap with BNP Paribas based on receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.10 and paying an amount if the volatility of S&P/ASX 200 Index is under 14.85 at expiration date, expiring 12/20/18 (notional amount AUD 500,000)	607,702

126

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.75 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.30 at expiration date, expiring 06/20/19 (Vega notional amount AUD 750,000)	$1,032,152
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 13.3675 and paying an amount if the volatility of S&P/ASX 200 Index is under 17.1175 at expiration date, expiring 12/20/18 (Vega notional amount $500,000)	981,753
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY Index foreign exchange rate is over 11.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 15.60 at expiration date, expiring 12/20/18 (Vega notional amount AUD 750,000)	1,170,203
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.95 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.95 at expiration date, expiring 06/21/18 (Vega notional amount AUD 630,000)	1,186,425
Variance swap with BNP Paribas receiving variance of the Barclays Bank plc over the target volatility of 10.9 and paying variance of the S&P 500 Index under the target volatility of 10.9 at expiration date, expiring 07/31/19 (Vega notional amount $500,000)	0
Variance swap with BNP Paribas receiving variance of the S&P 500 Index over the target volatility of 19.80 and paying variance of the S&P 500 Index under the target volatility of 19.80 at expiration date, expiring 12/20/19 (Vega notional amount $1,000,000)	(2,494,551)
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with BNP Paribas SA paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65 at expiration date, expiring 12/28/18 (Vega notional amount HKD 3,900,000)	$2,393,730
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 5.50 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 under the target volatility of 5.50 at expiration date expiring 10/30/18 (Notional amount $1,000,000)	(538,068)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/10/19 (Vega notional amount $3,000,000)	719,151
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.20 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.20 at expiration date, expiring 11/09/18 (Vega notional amount $3,000,000)	2,147,370
Variance swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of AUD/USD foreign exchange rate is over 15.8 and receiving an amount if the volatility of S&P/ASX 200 Index is under 15.8 at expiration date, expiring 06/20/19 (Vega notional amount AUD 1,000,000)	1,679,819

127

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	$6,352,029
Variance swap with Societe Generale paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65 at expiration date, expiring 12/28/18 (Vega notional amount HKD 3,899,275)	2,361,958
Variance swap with Societe Generale paying variance of the S&P 500 Index over the target volatility of 20.00 and receiving variance of the S&P 500 Index under the target volatility of 20.00 at expiration date, expiring 12/20/19 (Vega notional amount $1,000,000)	(2,332,475)
Variance swap with Societe Generale receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 12.5 and paying an amount if the volatility of S&P 500 Index is under 17.6 at expiration date, expiring 12/21/18 (Vega notional amount AUD 660,000)	(78,782)
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 16.00 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.00 at expiration date, expiring 06/21/19 (Vega notional amount $1,288,000)	1,472,264
Variance Swap with Societe Generale receiving an amount if the volatility of the Hang Seng China Enterprises Index (“HSCEI”) over the volatility strike price of 23.35 and paying an amount if the volatility of S&P 500 Index is under 18.35 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	245,000
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance Swap with Societe Generale receiving an amount if the volatility of the Korea KOSPI 200 Index over the volatility strike price of 19.90 and paying an amount if the volatility of Korea KOSPI 200 Index is under 19.90 at expiration date, expiring 12/13/18 (Vega notional amount KRW 812,250,000)	$3,552,967
Variance Swap with Societe Generale receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index (“SPX”) over the volatility strike price of 4.2 with a condition that knockout level is between 65% and 115% of initial index level at expiration date expiring 12/21/18 (Vega notional amount $1,000,000)	1,920,000
Variance swap with Societe Generale receiving variance of the S&P 500 Index over the target volatility of 19.00 and paying variance of the S&P 500 Index under the target volatility of 19.00 at expiration date, expiring 12/21/18 (Vega notional amount $1,000,000)	3,524,977
Variance swap with Societe Generale receiving variance of the S&P 500 Index over the target volatility of 19.2 and paying variance of the S&P 500 Index under the target volatility of 19.2 at expiration date, expiring 12/21/18 (Vega notional amount $1,000,000)	3,650,375
Variance swap with UBS AG receiving an amount if the volatility of AUD/USD foreign exchange rate is over 9.375 and paying an amount if the volatility of S&P/ASX Index is under 15.35 at expiration date, expiring 12/20/18 (Vega notional amount $1,000,000)	1,997,967
Variance Swap with UBS AG receiving S&P 500 Index over the initial equity level of 17.70 and paying S&P 500 Index under the initial equity level of 17.70 at expiration date, expiring 12/21/18 (Vega notional amount $500,000)	57,607

128

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with UBS AG receiving variance of the Franklin Floating Rate Fund over the target volatility of 4.00 and paying variance of the Franklin Floating Rate Fund under the target volatility of 4.00 at expiration date, expiring 12/28/18 (Vega notional amount $62,500)	$663,890
Variance Swap with UBS AG receiving variance of the Korean Stock Exchange Index over the initial equity level of 15.20 and paying variance of the S&P 500 Index under the initial equity level of 15.35 at expiration date, expiring 12/13/18 (Vega notional amount $750,000)	(1,118,393)
33,078,612
Volatility Swaps
Volatility swap with BNP Paribas SA based on the Russell 2000 Index receiving an amount if the final realized volatility is over the target strike price of 19.75 and paying an amount if the final realized volatility is under the target strike price of 19.75 at expiration date, expiring 12/21/18 (Notional amount $500,000)	(2,154,037)
Volatility swap with BNP Paribas SA based on the S&P 500 Index receiving an amount if the final realized volatility is over the target strike price of 17.00 and paying an amount if the final realized volatility is under the target strike price of 17.00 at expiration date, expiring 12/21/18 (Notional amount $500,000)	1,550,983
Volatility swap with BNP Paribas SA receiving an amount if the volatility of Russell 2000 Index is over 21.20 and paying an amount if the volatility of S&P 500 Index is under 19 at expiration date, expiring 12/21/18 (Notional amount $5,000,000)	(172,332)
Volatility swap with Citigroup, Inc., receiving an amount if the volatility of Russell 2000 Index is over 11.3 and paying an amount if the volatility of S&P 500 Index is under 11 at expiration date, expiring 7/26/19 (Vega notional amount $500,000)	(253,592)
Unrealized Appreciation/ (Depreciation)
Volatility Swaps (continued)
Volatility swap with Citigroup, Inc., receiving an amount if the volatility of USD/CHF foreign exchange rate is over 7.65 and paying an amount if the volatility of USD/CHF foreign exchange rate is under 7.65 at expiration date, expiring 4/26/19 (Notional amount $1,000,000)	$(1,032,702)
Volatility swap with Citigroup, Inc., receiving an amount if the volatility of USD/EUR foreign exchange rate is over 7.8 and paying an amount if the volatility of USD/EUR foreign exchange rate is under 7.8 at expiration date, expiring 7/1/19 (Notional amount $1,000,000)	(499,970)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.20 and paying an amount if the volatility of AUD/JPY foreign exchange rate is under 11.20 at expiration date, expiring 01/23/20 (Vega notional amount AUD 1,250,000)	(143,332)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of Nikkei 225 Index is over 18.00 and paying an amount if the volatility of S&P 500 Index is under 18 at expiration date, expiring 12/20/19 (Notional amount $500,000)	214,286
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of USD/CHF foreign exchange rate is over 6.15 and paying an amount if the volatility of USD/CHF foreign exchange rate is under 6.15 at expiration date, expiring 10/09/18 (Notional amount $1,000,000)	(198,693)
Volatility swap with Societe Generale receiving an amount if the volatility of HSCEI Index is over 21.30 and paying an amount if the volatility of S&P 500 Index is under 16.85 at expiration date, expiring 12/20/19 (Vega notional amount $1,000,000)	330,000

129

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Volatility Swaps (continued)
Volatility swap with Societe Generale receiving an amount if the volatility of HSCEI Index is over 21.35 and paying an amount if the volatility of S&P 500 Index is under 16.40 at expiration date, expiring 06/19/20 (Vega notional amount $1,000,000)	$(250,000)
Volatility swap with Societe Generale receiving an amount if the volatility of HSCEI Index is over 21.70 and paying an amount if the volatility of S&P 500 Index is under 17.55 at expiration date, expiring 12/20/19 (Vega notional amount $1,000,000)	680,000
Volatility swap with Societe Generale receiving an amount if the volatility of Nikkei 225 Index is over 17.90 and paying an amount if the volatility of S&P 500 Index is under 17.20 at expiration date, expiring 06/19/20 (Notional amount $1,000,000)	(130,000)
Volatility swap with Societe Generale receiving an amount if the volatility of Nikkei 225 Index is over 17.90 and paying an amount if the volatility of S&P 500 Index is under 17.70 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	170,000
Volatility swap with Societe Generale receiving an amount if the volatility of Nikkei 225 Index is over 18.20 and paying an amount if the volatility of S&P 500 Index is under 17.15 at expiration date, expiring 12/20/19 (Notional amount $1,000,000)	(220,000)
Volatility swap with UBS AG receiving an amount if the volatility of AUD/USD foreign exchange rate is over 8.325 and paying an amount if the volatility of USD/CAD foreign exchange rate is under 7.125 at expiration date, expiring 01/09/19 (Vega notional amount $1,000,000)	(360,924)
Volatility swap with UBS AG receiving an amount if the volatility of EUR/USD foreign exchange rate is over 6.675 and paying an amount if the volatility of EUR/CAD foreign exchange rate is under 6.675 at expiration date, expiring 10/09/18 (Notional amount $1,000,000)	(238,610)
Unrealized Appreciation/ (Depreciation)
Volatility Swaps (continued)
Volatility swap with UBS AG receiving an amount if the volatility of Nikkei 225 Index is over 18.50 and paying an amount if the volatility of S&P 500 Index is under 17.10 at expiration date, expiring 12/13/19 (Notional amount $500,000)	$(1,344,570)
Volatility swap with UBS AG receiving an amount if the volatility of XAUEUR is over 10.475 and paying an amount if the volatility of S&P 500 Index is under 10.475 at expiration date, expiring 01/10/19 (Notional amount $500,000)	(374,319)
Volatility swap with UBS AG receiving an amount if the volatility of XAUEUR is over 9.3 and paying an amount if the volatility of S&P 500 Index is under 9.3 at expiration date, expiring 01/10/19 (Vega notional amount EUR 500,000)	(517,133)
(4,944,945)
$66,801,672

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $285,530,565 or 5.14% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (g) below) that amount to $165,315,048 or 2.98% of net assets.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $2,347,942, which is 0.04% of net assets.
(d)	Principal amount denoted in British Pounds.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Principal amount denoted in Euros.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $731,691,950, which is 13.18% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) above.
(h)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of

130

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Directors except those also included in footnote (c) above.
(i)	Floating rate security. Rate shown is the rate in effect as of period end.
(j)	Zero coupon bond. The rate represents the yield at time of purchase.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	Principal amount denoted in Swiss Francs.
(p)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(q)	The rate represents the annualized yield at time of purchase.
(r)	The rate shown represents the current yield as of July 31, 2018.
(s)	Number of units is not applicable to this derivative and therefore notional amount is disclosed.
(t)	The following table represents the individual positions underlying the basket structured options with Societe Generale, as of July 31, 2018, expiration date August 17, 2018:

Reference Entity
Alphabet, Inc. - Class A
Amazon.com, Inc.
Analog Devices, Inc.
Apple, Inc.
Broadcom Ltd.
Facebook, Inc. - Class A
Gartner, Inc.
Netflix, Inc.
NVIDIA Corp.
ServiceNow, Inc.
Skyworks Solutions, Inc.
Splunk, Inc.
Western Digital Corp.

(u)	The following table represents the individual positions underlying the basket structured options with BNP Paribas SA, as of July 31, 2018, expiration date August 28, 2018:

Reference Entity
Allergan Plc
Alphabet, Inc. - Class A
Amazon.com, Inc.
Anadarko Petroleum Corp.
Apple, Inc.
Barrick Gold Corp.
Eli Lilly & Co.
Facebook, Inc. - Class A
Freeport-McMoRan, Inc.
Gilead Sciences, Inc.
Goldcorp, Inc.
Halliburton Co.
Hess Corp.
Incyte Corp.
Netflix, Inc.
Newmont Mining Corp.
Regeneron Pharmaceuticals, Inc.
United States Steel Corp.

(v)	The following table represents the individual positions underlying the basket structured options with Societe Generale, as of July 31, 2018, expiration date January 09, 2019:

Reference Entity — Long
Advanced Micro Devices, Inc.
Alexion Pharmaceutical, Inc.
Alibaba Group Holding Ltd- ADR
Alphabet, Inc. - Class C
Amazon.com, Inc.
Bank of America Corp.
Barrick Gold Corp.
ConocoPhillips Co.,
Energen Corp.
Facebook, Inc. - Class A
Incyte Corp.
Morgan Stanley
Mylan N.V.
Symantec Corp.
Transocean Ltd.
Western Digital Corp.
WPX Energy, Inc.

(w)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(x)	The following percentage represents the individual long position underlying the basket swap with BNP Paribas SA, as of July 31, 2018, expiration date March 25, 2019 are 40% Base Metals (10% nickel, 10% aluminum, 10% zinc, 10% copper), 40% Oil and 20% Gold.
(y)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of July 31, 2018, expiration date October 8, 2018:

Reference Entity — Long

BNP Paribas USD Long-Term Treasury Bond Futures Index

Reference Entity — Short

BNP Paribas EUR 30 Year Futures Index

(aa)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of July 31, 2018, expiration date February 27, 2019:

Reference Entity — Long

BNP Paribas USD Long-Term Treasury Bond Futures Index

Reference Entity — Short

BNP Paribas EUR 30 Year Futures Index

131

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Futures contracts outstanding at July 31, 2018:

			Current	Value/Unrealized
	Number of	Expiration	Notional	Appreciation
Description	Contracts	Date	Amount	(Depreciation)
Long Contracts:
Borsa Istanbul 30-year Index	2,000	August 2018	$4,919,298	$5,713
Chicago Board of Trade U.S. Treasury Long Bond	1,550	September 2018	221,601,563	(614,655)
Chicago Mercantile Exchange S&P 500 E-mini	2,350	September 2018	331,009,250	3,839,916

Total				$3,230,974
132

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Forward foreign currency exchange contracts outstanding at July 31, 2018:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
CHF	19,868,000	USD	20,036,679	Barclays Bank Plc	08/27/18	$75,496
USD	7,181,748	EUR	6,000,000	Barclays Bank Plc	08/31/18	148,987
USD	16,004,065	EUR	13,237,958	Barclays Bank Plc	09/28/18	456,373
USD	10,000,000	EUR	8,219,004	Barclays Bank Plc	03/29/19	196,072
USD	12,245,326	BRL	47,022,050	Barclays Bank Plc	04/30/19	54,440
AUD	51,048,687	USD	37,831,590	JPMorgan Chase Bank N.A.	10/30/18	110,912
USD	14,850,945	EUR	12,355,128	JPMorgan Chase Bank N.A.	12/28/18	229,680
MXN	413,722,052	USD	20,000,000	JPMorgan Chase Bank N.A.	01/11/19	1,607,653
USD	19,049,124	IDR	277,260,000,000	JPMorgan Chase Bank N.A.	01/11/19	214,444
USD	6,942,612	GBP	4,800,000	JPMorgan Chase Bank N.A.	03/29/19	570,742
USD	6,129,000	EUR	5,000,000	JPMorgan Chase Bank N.A.	08/30/19	83,319
						3,748,118
EUR	6,000,000	USD	7,547,934	Barclays Bank Plc	08/31/18	(515,173)
EUR	13,237,958	USD	15,992,676	Barclays Bank Plc	09/28/18	(444,984)
INR	658,900,000	USD	10,000,000	Barclays Bank Plc	01/11/19	(568,485)
USD	3,336,600	EUR	3,000,000	Barclays Bank Plc	03/29/19	(241,909)
BRL	47,022,050	USD	13,771,284	Barclays Bank Plc	04/30/19	(1,580,399)
SGD	1,899,465	USD	1,396,051	Citibank N.A.	08/01/18	(748)
JPY	8,680,175,000	USD	78,254,489	JPMorgan Chase Bank N.A.	08/27/18	(480,820)
EUR	8,000,000	USD	10,168,362	JPMorgan Chase Bank N.A.	12/28/18	(701,027)
RUB	300,500,000	USD	5,000,000	JPMorgan Chase Bank N.A.	01/11/19	(264,208)
USD	19,225,224	MXN	413,722,052	JPMorgan Chase Bank N.A.	01/11/19	(2,382,429)
USD	4,589,538	RUB	300,500,000	JPMorgan Chase Bank N.A.	01/11/19	(146,254)
EUR	16,380,224	USD	20,111,656	JPMorgan Chase Bank N.A.	03/29/19	(572,727)
USD	18,134,338	EUR	16,380,224	JPMorgan Chase Bank N.A.	03/29/19	(1,404,591)
GBP	4,800,000	USD	6,621,535	JPMorgan Chase Bank N.A.	03/29/19	(249,665)
EUR	5,000,000	USD	6,220,656	JPMorgan Chase Bank N.A.	08/30/19	(174,975)
GBP	30,392,573	USD	40,000,000	UBS AG	08/28/18	(60,154)
INR	350,374,000	USD	5,206,538	UBS AG	03/29/19	(235,974)
IDR	277,260,000,000	USD	20,000,000	JPMorgan Chase Bank N.A.	01/11/19	(1,165,320)
						(11,189,842)
						$(7,441,724)
133

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

The following abbreviations are used in the report:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazil Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

Cnv. — Convertible

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

GBPLIBOR — British Pound Intebank Offered Rate

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SGD — Singapore Dollar

STEP — Step Coupon Bond

USD — U.S. Dollar

134

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	13.7%
Banks	1.3
Collateralized Mortgage Obligations	8.3
Commercial Mortgage-Backed Securities	0.6
Consumer Discretionary	4.1
Consumer Staples	1.4
Diversified Financials	1.0
Energy	0.7
Government Bonds	1.6
Health Care	1.3
Industrials	2.5
Information Technology	3.8
Insurance	0.9
Materials	1.0
Real Estate	1.5
Telecommunication Services	0.7
U.S. Government Agencies and Securities	36.2
Utilities	0.5
Other*	18.9
100.0%

*	Includes cash and equivalents, closed-end funds, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

135

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2018
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 25.1%
Banks — 7.0%
$1,000,000	ABN AMRO Bank NV, 2.65%, 01/19/21(a)	$980,893
1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	1,709,819
2,800,000	Banco Santander SA, 3.50%, 04/11/22	2,776,011
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	5,784,795
2,650,000	Bank of Montreal MTN, 1.35%, 08/28/18	2,647,960
2,000,000	Bank of Montreal MTN, 3.10%, 07/13/20	1,999,192
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	2,929,498
2,000,000	Capital One NA, 1.85%, 09/13/19	1,974,642
5,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	5,520,469
3,000,000	HSBC Holdings Plc, (3 mo. LIBOR US + 1.550%), 4.04%, 03/13/28(b)	2,944,106
2,625,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22(b)	2,627,186
2,885,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(b)	2,884,135
2,980,000	KeyCorp., 2.90%, 09/15/20	2,954,459
4,565,000	Morgan Stanley, 3.13%, 01/23/23	4,463,208
9,250,000	Societe Generale SA, 5.20%, 04/15/21(a)	9,625,934
2,200,000	Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	2,175,411
5,000,000	Sumitomo Mitsui Trust Bank Ltd, 2.05%, 10/18/19(a)	4,935,577
1,375,000	Svenska Handelsbanken AB, 1.50%, 09/06/19	1,353,037
		60,286,332
Consumer Discretionary — 2.3%
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,156,738
1,690,000	American Honda Finance Corp., 1.50%, 11/19/18	1,685,525
3,000,000	Daimler Finance North America LLC, 2.30%, 02/12/21(a)	2,914,166
Principal Amount		Value
Consumer Discretionary (continued)
$5,750,000	Discovery Communications LLC, 4.90%, 03/11/26	$5,936,022
2,911,000	Ecolab, Inc., 2.25%, 01/12/20	2,873,795
1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	1,686,241
2,215,000	Warner Media LLC, 2.10%, 06/01/19	2,203,315
		19,455,802
Consumer Staples — 3.0%
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,741,991
3,415,000	Dollar General Corp., 4.13%, 05/01/28	3,388,810
5,000,000	Mondelez International, Inc., 3.63%, 05/07/23	4,969,147
2,077,000	Sysco Corp., 1.90%, 04/01/19	2,066,601
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	5,781,895
4,000,000	Wal-Mart Stores, Inc., 1.90%, 12/15/20	3,917,004
		25,865,448
Diversified Financials — 2.3%
3,950,000	Aercap Ireland Capital DAC/Aercap Global Aviation Trust, 4.50%, 05/15/21	4,016,582
6,160,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 3.34%, 07/24/23(c)	6,210,842
3,030,000	JPMorgan Chase & Co., 3.20%, 06/15/26	2,879,348
2,470,000	National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21	2,453,068
3,900,000	Toronto-Dominion Bank (The), (3 mo. LIBOR US + 0.440%), 2.78%, 07/02/19(c)	3,910,483
		19,470,323
Energy — 1.5%
5,000,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	4,717,559
3,865,000	BP Capital Markets Plc, 3.28%, 09/19/27	3,724,216
3,075,000	Energy Transfer Partners LP, 3.60%, 02/01/23	3,021,803

136

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Principal Amount		Value
Energy (continued)
$1,500,000	Energy Transfer Partners LP, 4.95%, 06/15/28	$1,532,949
		12,996,527
Health Care — 1.8%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	4,952,887
4,000,000	Amgen, Inc., 2.20%, 05/22/19	3,986,472
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	4,787,383
1,350,000	UnitedHealth Group, Inc., 3.85%, 06/15/28	1,359,815
		15,086,557
Industrials — 1.9%
6,115,000	Caterpillar Financial Services Corp. MTN, 1.35%, 05/18/19	6,053,177
6,000,000	General Dynamics Corp., 3.00%, 05/11/21	5,974,022
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,672,273
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp., 2.70%, 03/14/23(a)	2,833,098
		16,532,570
Information Technology — 1.7%
6,110,000	Apple, Inc., (3 mo. LIBOR US + 0.350%), 2.69%, 05/11/22(c)	6,172,994
4,000,000	CA, Inc., 5.38%, 12/01/19	4,101,453
4,000,000	IBM Credit LLC, 1.80%, 01/20/21	3,878,111
		14,152,558
Insurance — 0.9%
2,830,000	American International Group, Inc., 3.90%, 04/01/26	2,784,182
5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	4,897,666
		7,681,848
Telecommunication Services — 2.1%
4,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	4,166,819
2,600,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	2,436,150
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	5,838,352
Principal Amount		Value
Telecommunication Services (continued)
$6,000,000	Verizon Communications, Inc., 3.50%, 11/01/24	$5,879,023
		18,320,344
Utilities — 0.6%
3,000,000	Berkshire Hathaway Energy Co, 2.00%, 11/15/18	2,995,449
2,310,000	NextEra Energy Capital Holdings, Inc., 2.30%, 04/01/19	2,302,449
		5,297,898
Total Corporate Bonds (Cost $219,456,578)		215,146,207

ASSET-BACKED SECURITIES — 9.4%
CANADA — 1.5%
Other Asset-Backed Securities — 1.5%
3,900,000	Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.00%, 11/19/21(a)	3,890,075
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	2,981,700
4,750,000	Golden Credit Card Trust Series 2017-2A, Class A, 1.98%, 04/15/22(a)	4,643,975
1,168,705	Securitized Term Auto Receivables Trust Series 2016-1A, Class A3, 1.52%, 03/25/20(a)	1,163,411
		12,679,161
CAYMAN ISLANDS — 3.2%
Collateralized Loan Obligations — 3.2%
3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 3.81%, 04/24/29(a)(c)	3,011,288
5,000,000	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.49%, 10/17/26(a)(c)	5,002,081
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 3.65%, 04/20/30(a)(c)	4,003,317
2,400,000	OCP CLO Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.400%), 3.73%, 11/22/25(a)(c)	2,401,813

137

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
5,000,000	Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 4.10%, 10/20/25(a)(c)	$5,006,320
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 3.58%, 07/20/30(a)(c)	5,001,448
3,000,000	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 3.29%, 07/16/27(a)(c)	2,998,191
		27,424,458
UNITED STATES — 4.7%
Other Asset-Backed Securities — 4.7%
3,000,000	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	2,973,873
1,250,000	CarMax Auto Owner Trust Series 2017-2, Class A3, 1.93%, 03/15/22	1,233,786
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/15/21	2,939,022
4,108,710	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	4,061,796
2,975,000	CNH Equipment Trust, Series 2015-A, Class A4, 1.85%, 04/15/21	2,962,642
902,805	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(a)	898,378
711,038	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(a)	706,840
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,467,309
1,250,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	1,233,942
2,000,000	GM Financial Consumer Automobile Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	1,957,325
5,000,000	Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/20(a)	4,957,210
3,000,000	Sofi Professional Loan Program, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	2,985,180
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	1,966,646
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,650,000	Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/21(a)	$2,619,434
1,750,000	Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	1,720,053
1,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	997,632
1,000,000	Wheels SPV 2 LLC, Class A2, 3.06%, 04/20/27(a)	999,914
3,100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	3,062,644
872,162	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19	869,489
		40,613,115
Total Asset-Backed Securities (Cost $81,281,458)		80,716,734

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,239,312	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A 3.00%, 01/01/38(a)	1,193,386
Total Collateralized Mortgage Obligations (Cost $1,263,770)		1,193,386
U.S. GOVERNMENT AGENCIES — 3.9%
Fannie Mae — 1.5%
7,802,000	1.88%, 02/19/19	7,784,375
5,000,000	1.00%, 02/26/19	4,962,170
		12,746,545
Federal Home Loan Bank — 2.0%
5,000,000	0.88%, 10/01/18	4,990,210
12,485,000	1.13%, 06/21/19	12,342,234
		17,332,444
Overseas Private Investment Corp. — 0.3%
2,331,785	5.14%, 12/15/23	2,424,255
Small Business Administration — 0.1%
56,754	4.73%, 02/01/19	57,301
171,664	4.11%, 03/01/20	173,579
800,257	4.08%, 03/01/21	810,865
		1,041,745
Total U.S. Government Agencies (Cost $33,685,083)		33,544,989

138

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2018
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 59.8%
U.S. Treasury Bonds — 3.8%
$30,000,000	3.50%, 02/15/39	$32,131,641
U.S. Treasury Notes — 56.0%
19,000,000	1.13%, 01/31/19	18,897,578
21,217,000	1.38%, 12/15/19	20,875,539
37,736,000	2.38%, 04/30/20	37,556,165
9,664,000	1.50%, 06/15/20	9,459,773
16,376,000	1.38%, 09/15/20	15,933,336
14,977,000	1.88%, 12/15/20	14,686,236
45,901,000	1.88%, 11/30/21	44,572,381
26,511,000	1.88%, 01/31/22	25,695,994
51,702,000	1.75%, 01/31/23	49,347,135
28,616,755	0.63%, 01/15/24(d)	28,326,051
74,815,000	2.38%, 08/15/24	72,628,999
86,292,000	2.00%, 02/15/25	81,566,165
21,820,000	2.25%, 11/15/25	20,843,214
27,729,000	1.63%, 02/15/26	25,270,217
3,013,000	2.00%, 11/15/26	2,802,443
13,000,000	2.25%, 11/15/27	12,248,438
Total U.S. Government Securities (Cost $526,818,949)		512,841,305
GOVERNMENT BONDS — 0.3%
JAPAN — 0.3%
3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	2,969,450
Total Government Bonds (Cost $2,995,647)		2,969,450

Shares
INVESTMENT COMPANY — 0.8%
6,596,488	SEI Daily Income Trust Government II Fund, Class A, 1.77%(e)	6,596,488
Total Investment Company (Cost $6,596,488)		6,596,488
TOTAL INVESTMENTS — 99.4% (Cost $872,097,973)		$853,008,559

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		5,196,431
NET ASSETS — 100.0%		$858,204,990

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $91,567,597 which is 10.67% of net assets.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of July 31, 2018.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	63.7%
Corporate Bonds	25.1
Asset Backed Securities	9.4
Government Bonds	0.3
Collateralized Mortgage Obligations	0.1
Other*	1.4
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2018 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 91.7%
Alabama — 1.0%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,242,300
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,917,615
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,324,150
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,388,237
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/24	3,465,829
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,224,445
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,728,390
		22,290,966
Arizona — 1.4%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	1,010,153
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,716,139
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	166,394
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	1,969,283
2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	3,070,045
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	5,879,250
Principal Amount		Value
Arizona (continued)
$200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	$206,345
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	3,057,361
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,386,050
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,518,650
2,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/27	2,380,580
		31,360,250
California — 3.3%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 2.01%, 04/01/38(a)	5,018,450
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	236,637
6,250,000	California State Current Refunding GO - Group C 5.00%, 08/01/27	7,295,875
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D 5.00%, 09/01/24	2,338,140
325,000	California Statewide Communities Development Authority Green Bond Marin General Hospital Revenue Bonds 5.00%, 08/01/32	380,127
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	1,074,744
1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	1,177,350

140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
California (continued)
$2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/21	$3,181,611
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,840,790
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/30	1,212,440
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	7,892,080
4,000,000	State of California Public Improvements GO 5.00%, 10/01/35	4,617,960
10,000,000	State of California Refunding GO 5.00%, 09/01/22	11,274,400
8,000,000	State of California Refunding GO 5.00%, 03/01/24	9,284,160
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,334,560
7,430,000	State of California School Improvements GO 5.00%, 11/01/28	8,968,456
		75,127,780
Colorado — 0.6%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding) 5.00%, 12/01/19	522,685
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	878,560
3,935,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	4,517,734
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,333,040
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	114,821
Principal Amount		Value
Colorado (continued)
$350,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding) 5.00%, 12/15/25	$412,675
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,329,482
2,280,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	2,649,406
		12,758,403
Connecticut — 5.1%
4,500,000	Hartford County Metropolitan District Cash Flow Management GO Notes, Series B 3.00%, 08/01/18	4,500,000
2,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	2,266,700
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM) 5.00%, 11/01/23	368,989
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	6,821,157
7,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/24	7,868,770
8,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/25	9,064,720
1,805,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/27	2,031,239
6,000,000	State of Connecticut Public Improvements GO, Series F 5.00%, 11/15/26	6,742,260
33,425,000	State of Connecticut Refunding GO, Series C 5.00%, 06/01/23	36,356,038
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,399,243

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Connecticut (continued)
$1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	$1,370,663
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/25	8,968,080
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,256,320
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 10/01/19	8,299,040
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,566,600
10,000,000	State of Connecticut Water & Sewer System Improvements GO, Series E 5.00%, 10/15/23	11,196,700
1,000,000	Town of Southington Sewer Improvement GO Bonds 2.75%, 04/29/19	1,008,830
		118,085,349
District Of Columbia — 0.3%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C 5.00%, 12/01/19	5,226,850
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,075,070
		6,301,920
Florida — 1.8%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,535,611
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds 5.00%, 11/01/26	4,587,811
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,159,300
1,200,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,374,024
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,622,640
Principal Amount		Value
Florida (continued)
$2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	$2,140,040
500,000	Palm Beach County Revenue Bonds, Series 2, OID 5.25%, 11/01/25	504,885
10,000,000	State of Florida Lottery Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	11,586,600
9,800,000	State of Florida Refunding GO 5.00%, 07/01/24	10,893,484
		42,404,395
Georgia — 4.2%
1,295,000	Americus-Sumter Payroll Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/32	1,483,164
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,846,304
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,044,329
500,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/26	581,429
1,010,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/33	1,161,338
3,090,000	Bleckley County & Dodge County Joint Development Authority Current Refunding Revenue Bonds 5.00%, 07/01/32	3,550,750
2,000,000	Cherokee County Board of Education Advance Refunding GO 5.00%, 08/01/23	2,285,020
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	848,378
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	281,709

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Georgia (continued)
$2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	$3,047,937
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	2,392,425
17,000,000	County of Cobb GA Cash Flow Management GO Notes 2.25%, 11/30/18	17,052,870
235,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A 5.00%, 05/01/23	263,597
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 06/01/20	5,143,800
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	2,174,640
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY) 5.00%, 10/01/19	2,106,668
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,266,685
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,816,800
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,285,196
4,000,000	State of Georgia Advance Refunding GO, Series C-1 5.00%, 07/01/23	4,558,880
7,650,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	9,188,262
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,238,873
1,925,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/18	1,929,235
Principal Amount		Value
Georgia (continued)
$2,860,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/19	$2,936,648
18,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	20,760,121
4,250,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/25	4,975,220
		97,220,278
Hawaii — 0.7%
5,815,000	State of Hawaii Advance Refunding GO 5.00%, 10/01/23	6,651,313
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	1,086,860
5,000,000	State of Hawaii Refunding GO, Series EP 5.00%, 08/01/25	5,761,300
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,718,224
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,318,721
		16,536,418
Idaho — 0.2%
1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,171,340
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,677,060
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	881,362
		3,729,762

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Illinois — 0.4%
$3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	$3,722,875
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,228,300
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,621,760
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	833,258
		8,406,193
Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	531,059
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	260,906
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,461,058
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	277,559
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1 5.00%, 07/01/19	515,819
		3,046,401
Iowa — 1.0%
5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	6,180,416
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,747,680
Principal Amount		Value
Iowa (continued)
$6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	$6,683,607
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,918,728
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/28	3,516,300
		23,046,731
Kansas — 0.1%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,437,622
Kentucky — 0.2%
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	5,751,350
Louisiana — 0.0%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1 5.00%, 08/01/26	441,683
Maine — 0.1%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/19	2,340,203
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	178,941
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(b)	5,439
		2,524,583
Maryland — 5.5%
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,403,040

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal
Amount		Value
Maryland (continued)
$2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	$3,142,968
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,752,990
5,000,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/22	5,569,900
4,500,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/23	5,118,570
6,650,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/22	7,462,896
10,000,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/26	11,949,600
1,200,000	County of Montgomery Refunding GO, Series A 5.00%, 11/01/23	1,375,860
12,500,000	County of Prince George’s Advance Refunding Public Improvements GO, Series B 5.00%, 07/15/23	14,253,500
3,180,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/26	3,796,920
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,605,330
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,006,625
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,070,460
15,000,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/22	16,769,400
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 02/01/25	6,737,520
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	11,568,800
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,514,740
Principal
Amount		Value
Maryland (continued)
$6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	$7,620,982
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,354,850
		126,074,951
Massachusetts — 10.4%
6,200,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/03/18	6,200,186
6,050,000	Brockton Area Transit Authority Public Improvements GO Notes 2.50%, 08/02/19	6,085,090
2,200,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes 2.75%, 07/03/19	2,216,786
5,450,000	Cape Cod Regional Transit Authority GO Notes 2.50%, 07/26/19	5,480,738
2,000,000	City of Newton Water Utility Improvements GO Notes 2.75%, 02/28/19	2,014,140
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,216,250
840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/26	997,214
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	7,701,533
1,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/28	1,812,795
11,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/22	12,910,590
20,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/23	22,941,800
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,651,100

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal
Amount		Value
Massachusetts (continued)
$2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	$3,229,208
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A 5.00%, 05/01/19	9,239,850
1,970,000	Commonwealth of Massachusetts Public Improvements GO, Series D 5.00%, 02/01/33	2,277,990
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	9,689,840
7,470,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	8,819,530
5,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/24/18	5,502,255
5,250,000	Lowell Regional Transit Authority Cash Flow Management GO Notes 2.00%, 08/10/18	5,250,735
3,800,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 08/09/19	3,823,028
1,500,000	Marthas Vineyard Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 05/20/19	1,503,900
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series A 5.00%, 07/01/33	1,141,440
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,303,250
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	8,293,169
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	559,595
Principal
Amount		Value
Massachusetts (continued)
$8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B 5.25%, 08/01/26	$10,336,909
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	3,021,813
4,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/23	5,481,552
8,200,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 06/28/19	8,243,296
15,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/03/18	15,000,450
16,500,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 08/02/19	16,600,650
11,100,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes 2.50%, 07/19/19	11,167,710
4,000,000	Town of Andover Cash Flow Management GO Notes 2.00%, 11/16/18	4,007,480
2,000,000	Town of Nantucket Refunding GO Notes 2.75%, 11/16/18	2,008,080
1,787,000	Town of Natick School Improvement GO Notes 2.75%, 12/07/18	1,795,435
6,000,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 06/28/19	6,031,140
		240,556,527
Michigan — 0.4%
425,000	Avondale School District School Improvement GO, (Q-SBLF) 5.00%, 11/01/29	498,317
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	225,489
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,413,846

146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal
Amount		Value
Michigan (continued)
$500,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	$570,039
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/19	256,435
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	1,111,440
4,530,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	4,606,874
		8,682,440
Minnesota — 1.1%
1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	1,735,205
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,169,100
800,000	Fulda Independent School District No 505 Cash Flow Management GO Notes (School District Credit Program) 2.00%, 09/28/18	800,632
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B 5.00%, 03/01/27	2,140,266
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	2,555,146
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3 5.00%, 12/01/19	5,671,892
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	888,259
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,604,306
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,136,615
Principal
Amount		Value
Minnesota (continued)
$2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	$3,319,292
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,081,900
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	1,145,910
		25,248,523
Mississippi — 0.4%
300,000	Delta State University Educational Building Corp., Facilities Refunding Revenue 5.00%, 12/01/23	339,281
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D 5.00%, 08/01/18	1,810,000
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	636,263
4,560,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	5,202,595
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	345,935
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A 5.00%, 10/01/25	967,075
		9,301,149
Missouri — 0.8%
1,000,000	Belton School District No 124 school Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/28	1,201,420
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	606,731

147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal
Amount		Value
Missouri (continued)
$300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	$322,953
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	2,621,655
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,589,600
910,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,062,216
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/19	2,311,842
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,197,220
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	572,855
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,060,244
		17,546,736
Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A 5.25%, 07/01/20	2,693,544
New Hampshire — 0.5%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds 5.00%, 09/01/19	2,332,328
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,400,850
Principal
Amount		Value
New Hampshire (continued)
$3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	$4,496,451
		11,229,629
New Jersey — 1.4%
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	225,651
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation) 5.00%, 09/01/18(b)	40,118
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B 5.00%, 01/01/20	1,360,229
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C 5.00%, 01/01/25	10,666,710
8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds 5.00%, 06/15/23	9,357,650
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,171,200
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	2,194,020
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,654,005
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/24	1,754,078
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B 5.00%, 06/15/19	513,555
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,181,130

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal
Amount		Value
New Jersey (continued)
$2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	$2,334,280
		33,452,626
New York — 19.0%
5,500,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	6,354,150
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	10,963,140
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	33,489,900
8,770,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	9,790,214
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	11,923,200
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,248,520
1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	1,977,356
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	725,615
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	9,120,416
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,733,950
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	20,652,105
5,000,000	City of New York Refunding GO, Series I 5.00%, 08/01/25	5,671,750
15,000,000	County of Rockland Cash Flow Management GO Notes 3.00%, 04/02/19	15,160,200
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,415,650
Principal
Amount		Value
New York (continued)
$5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(a)(c)	$5,245,200
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B 5.00%, 11/15/28	278,795
875,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B 5.00%, 11/15/29	1,011,535
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	3,337,885
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(a)(c)	22,234,600
940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1 5.00%, 11/15/27	1,111,409
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	2,116,114
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,099,625
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,891,550
1,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Series S-4A, (State Aid Withholding) 5.00%, 07/15/30	1,783,470
680,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(b)	741,063
295,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21	322,382

149

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-3, (State Aid Withholding) 5.00%, 07/15/26	$1,087,690
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,544,954
2,200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 05/01/22(b)	2,258,278
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	17,514,070
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/18	3,052,921
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/19	1,091,064
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,667,815
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/18	943,630
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,688,700
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1 5.00%, 02/01/19	524,414
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1 5.00%, 05/01/22	3,333,600
Principal Amount		Value
New York (continued)
$9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	$10,458,540
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	644,147
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,513,150
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,281,544
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	8,636,461
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	16,117,080
7,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding) 5.00%, 01/15/30	8,848,275
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/18(b)	15,021
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,164,710
6,725,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B 5.00%, 02/15/23	7,589,432
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds 5.00%, 08/15/18	2,112,891
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	16,144,500

150

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
New York (continued)
$4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	$4,747,642
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,131,840
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	8,860,005
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	1,180,980
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,507,744
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/27	27,070,848
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A 5.00%, 07/01/32	1,781,055
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue 5.00%, 06/15/25	4,423,800
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/20	3,823,370
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/20(b)	3,219,136
2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/21(b)	2,525,010
Principal Amount		Value
New York (continued)
$2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/21	$2,505,314
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,508,107
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/21	5,113,050
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	1,945,771
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,559,280
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,302,440
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,460,029
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	6,855,479
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	6,214,039
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,216,245
12,730,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/25	15,107,709

151

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
New York (continued)
$4,450,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/28	$5,453,386
2,125,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	2,563,983
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,806,272
		437,515,215
North Carolina — 1.5%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	719,182
905,000	Buncombe County Refunding Revenue Bonds 5.00%, 06/01/21	984,812
1,355,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,375,433
3,015,000	County of Mecklenburg Refunding GO, Series A 5.00%, 12/01/22	3,400,377
3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	3,960,308
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	731,801
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,178,200
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	356,944
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds 5.00%, 10/01/21	2,191,400
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,588,780
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/23	14,770,080
Principal Amount		Value
North Carolina (continued)
$2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	$2,322,796
		35,580,113
Ohio — 2.5%
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	1,345,963
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,162,670
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,513,987
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	3,884,475
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	4,068,423
5,000,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/26	5,939,750
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,285,040
1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	1,239,139
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,155,000
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,745,977
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,144,950
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,379,308
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,560,760

152

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Ohio (continued)
$3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42	$3,392,069
2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45	2,617,853
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	361,466
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,094,080
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,668,729
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	346,449
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	243,814
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	2,149,700
5,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/24	5,805,100
2,530,000	State of Ohio Mental Health Facility Improvements Revenue 5.00%, 02/01/23	2,728,124
2,000,000	State of Ohio Mental Health Facility Improvements Revenue 5.00%, 06/01/25	2,333,960
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	1,620,670
1,520,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	1,785,134
		57,572,590
Oklahoma — 0.9%
3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	4,340,288
Principal Amount		Value
Oklahoma (continued)
$2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	$2,103,460
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	5,892,900
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	3,599,104
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,326,660
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,454,163
		19,716,575
Oregon — 0.2%
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY) 4.00%, 06/15/19	1,793,048
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	2,383,200
		4,176,248
Pennsylvania — 1.0%
5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1 5.00%, 03/01/22	5,475,800
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	10,632,200
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,179,380
3,000,000	Pennsylvania State University Advance Refunding Revenue, Series B 5.00%, 09/01/26	3,574,650

153

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Pennsylvania (continued)
$1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	$1,477,522
		22,339,552
Rhode Island — 0.6%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	7,843,770
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,308,040
850,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	969,255
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,097,270
1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	1,168,984
		14,387,319
South Carolina — 1.2%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	3,984,480
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds 5.00%, 01/01/24	2,148,629
4,010,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/27	4,759,389
3,000,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/28	3,573,600
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	1,721,132
Principal Amount		Value
South Carolina (continued)
$2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	$2,772,930
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,784,205
330,000	State of South Carolina University & College Improvements GO, Series B 5.00%, 03/01/19	336,861
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,650,488
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding) 5.00%, 03/01/19	694,137
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,201,539
		28,627,390
Tennessee — 0.8%
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/25	1,878,720
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	455,087
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/31	8,107,960
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/32	8,087,940

154

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Tennessee (continued)
$900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	$1,045,737
		19,575,444
Texas — 16.9%
7,000,000	Aldine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/28	8,021,930
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,660,985
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,103,720
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	998,460
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,017,543
1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	1,140,403
235,000	Anna Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/28	279,521
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	545,547
1,450,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,698,675
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,091,130
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,236,542
3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	3,602,522
Principal Amount		Value
Texas (continued)
$1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	$1,261,061
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,872,537
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD) 2.50%, 02/01/47(a)(c)	5,034,150
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,167,960
1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	1,748,474
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds 5.00%, 11/15/29	5,844,500
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	1,100,290
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,501,883
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,635,465
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,666,440
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,664,567
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,067,013
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,330,225
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	1,958,221
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,496,800

155

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Texas (continued)
$830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	$952,342
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	399,417
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,422,275
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	5,966,554
1,325,000	City of Lubbock Prerefunded Public Improvements GO 5.25%, 02/15/20(b)	1,352,149
450,000	City of Lubbock Unrefunded Public Improvements GO 5.25%, 02/15/20	459,050
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,598,893
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,766,958
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,093,159
1,815,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	2,069,245
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,392,022
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,760,113
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,394,195
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	971,541
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	508,042
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,472,887
Principal Amount		Value
Texas (continued)
$7,500,000	County of Bexar Advance Refunding GO 5.00%, 06/15/29	$8,750,100
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,236,880
24,000,000	County of Bexar Tax Public Improvements GO, Series B 5.00%, 06/15/43	27,276,480
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	773,381
3,440,000	County of Dallas Public Improvements GO 5.00%, 08/15/26	4,079,083
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,732,215
1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	1,862,892
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,122,746
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,079,490
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	416,069
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	869,603
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,235,360
6,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/29	7,537,205
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,258,253
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,114,879
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,140,087

156

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Texas (continued)
$3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	$3,483,000
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,738,020
6,000,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	6,930,060
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,772,736
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,016,971
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD) 6.13%, 08/15/21	250,443
2,500,000	Frisco Independent School District School Improvements GO, Series A, (PSF-GTD) 5.00%, 08/15/25	2,930,850
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,607,071
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,181,483
4,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B 5.00%, 10/01/52(a)(c)	5,078,925
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,039,040
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	2,419,481
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,215,367
Principal Amount		Value
Texas (continued)
$2,030,000	Houston Community College System University & College Improvements Revenue Bonds (AGM) 5.25%, 04/15/21	$2,036,131
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	4,368,563
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,815,566
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	669,603
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	578,859
1,000,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	1,135,880
13,725,000	Lone Star College System Advance Refunding GO 5.00%, 02/15/29	15,844,140
4,455,000	Lone Star College System Advance Refunding GO, Series B 5.00%, 02/15/23	5,019,404
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	1,979,928
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	2,095,643
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	641,934
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	264,429
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,122,592

157

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Texas (continued)
$300,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/26	$354,537
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	3,933,333
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,144,615
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,225,604
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,300,509
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	1,634,350
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	1,933,190
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	692,745
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	670,613
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,370,807
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,093,820
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	704,587
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,876,925
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,186,020
Principal Amount		Value
Texas (continued)
$250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	$295,245
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,287,942
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	275,839
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD) 5.00%, 02/15/25	4,959,594
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	861,315
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	1,721,725
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,014,508
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,160,340
925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	1,031,699
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,158,567
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	1,240,324
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,166,690
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	819,957

158

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Texas (continued)
$145,000	Seagraves Independent School District School Building GO, (PSF-GTD) 4.00%, 02/15/19	$146,952
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	527,864
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,182,580
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,411,834
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	5,942,150
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,881,925
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	3,760,640
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,582,705
9,320,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/27	10,935,622
12,005,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/30	13,168,405
3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	3,918,880
1,030,000	State of Texas Water Utility Improvement Refunding GO, Series B1 5.00%, 08/01/26	1,221,343
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2 5.00%, 08/01/28	1,143,820
3,500,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-3 5.00%, 08/01/27	4,179,315
Principal Amount		Value
Texas (continued)
$1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	$1,179,380
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	1,183,600
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,119,680
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	6,702,906
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,490,418
9,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	10,985,393
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,154,080
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	5,468,957
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	557,675
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,909,085
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,079,364
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,439,909
1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	1,934,826
1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	1,195,720

159

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Texas (continued)
$220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20	$232,129
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21	454,709
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,561,592
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,285,040
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,328,530
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	382,008
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	734,675
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	1,362,049
		390,907,408
Utah — 0.1%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,050,287
1,085,000	Uintah County School District Refunding GO, (School Board GTY) 5.00%, 02/01/24	1,245,732
		3,296,019
Virginia — 2.5%
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/22	7,870,590
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,002,650
Principal Amount		Value
Virginia (continued)
$2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22	$2,358,526
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	1,411,277
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,357,844
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,177,070
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,132,200
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27	576,595
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	2,949,154
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23	5,547,000
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	5,906,400
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,694,911
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation) 5.00%, 08/01/21	1,293,138
5,000,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/24	5,746,300

160

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Virginia (continued)
$2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	$2,839,428
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	5,871,450
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,792,665
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,304,206
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(b)	34,669
		58,866,073
Washington — 3.3%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,127,398
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,231,524
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,446,731
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,850,384
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	957,619
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	1,182,850
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,311,918
680,000	King County Public Transportation Sales Tax Refunding GO 4.00%, 12/01/18	685,930
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,207,452
Principal Amount		Value
Washington (continued)
$9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/32	$10,631,790
3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/33	3,530,460
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,518,165
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,365,909
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,179,510
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	869,678
5,000,000	Port of Seattle Refunding GO 5.00%, 06/01/24	5,782,750
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	1,282,344
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	5,741,350
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY) 5.00%, 12/01/22	404,420
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY) 5.00%, 12/01/18	1,330,701
15,000,000	State of Washington Advance Refunding GO, Series R-2018C 5.00%, 08/01/25	17,614,350
800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	891,504

161

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Principal Amount		Value
Washington (continued)
$3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds 5.00%, 09/01/19	$3,368,918
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,145,088
		75,658,743
Wisconsin — 0.1%
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,411,908
Total Municipal Bonds (Cost $2,132,911,651)		2,114,886,806
U.S. GOVERNMENT SECURITIES — 6.6%
U.S. Treasury Bills — 6.3%
25,000,000	0.00%, 09/06/2018	24,952,750
55,000,000	0.00%, 09/13/2018	54,876,330
67,000,000	0.00%, 10/18/2018	66,716,018
U.S. Treasury Notes — 0.3%
6,500,000	2.00%, 08/15/2025	6,117,617
Total U.S. Government Securities (Cost $152,902,712)		152,662,715

Shares
INVESTMENT COMPANY — 1.9%
43,847,150	SEI Daily Income Trust Government II Fund, Class A, 1.77%(d)	43,847,150
Total Investment Company (Cost $43,847,150)		43,847,150

TOTAL INVESTMENTS — 100.2% (Cost $2,329,661,513)		$2,311,396,671
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,773,744)
NET ASSETS — 100.0%		$2,307,622,927

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield at July 31, 2018.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

162

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2018 (Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.0%
Arizona	1.4
California	3.3
Colorado	0.6
Connecticut	5.1
District Of Columbia	0.3
Florida	1.8
Georgia	4.2
Hawaii	0.7
Idaho	0.2
Illinois	0.4
Indiana	0.1
Iowa	1.0
Kansas	0.1
Kentucky	0.2
Louisiana	0.0 **
Maine	0.1
Maryland	5.5
Massachusetts	10.4
Michigan	0.4
Minnesota	1.1
Mississippi	0.4
Missouri	0.8
Nevada	0.1
New Hampshire	0.5
New Jersey	1.4
New York	19.0
North Carolina	1.5
Ohio	2.5
Oklahoma	0.9
Oregon	0.2
Pennsylvania	1.0
Rhode Island	0.6
South Carolina	1.2
Tennessee	0.8
Texas	16.9
Utah	0.1
Virginia	2.5
Washington	3.3
Wisconsin	0.1
Other*	8.3
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

**	Represents less than 0.01% of net assets.

163

Old Westbury Funds, Inc.
Notes To Financial Statements
July 31, 2018 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2018, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM’’ or the “Adviser”) a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of July 31, 2018, the Subsidiary represented $366,051,086 or 6.59% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect

164

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2018 (Unaudited)

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded Funds and closed end Funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or

165

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2018 (Unaudited)

region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 5 days during the period ended July 31, 2018. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of July 31, 2018, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended July 31, 2018.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt

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securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at July 31, 2018.

E. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of July 31, 2018, the Strategic Opportunities Fund held no collectibles.

F. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative

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effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery,

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including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has recently ended this quantitative easing and has begun to raise the federal funds rate, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices generally in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(b)	Total
All Cap Core Fund
Equity Securities	$1,865,424,241(a	)	$—		$ —	$1,865,424,241
Investment Company	69,163,452		—		—	69,163,452
Total	$1,934,587,693		$—		$ —	$1,934,587,693
Large Cap Strategies Fund
Equity Securities	$15,987,863,392(a	)	$101,631,755(c	)	$ —	$16,089,495,147
Master Limited Partnerships	1,787,501(a	)	—		—	1,787,501
Preferred Stocks	203,736,751		—		—	203,736,751
Exchange Traded Funds	1,155,474,427(a	)	—		—	1,155,474,427
U.S. Government Agencies	—		184,261,128		—	184,261,128
U.S. Government Securities	—		71,985,499		—	71,985,499
Investment Company	219,583,415		—		—	219,583,415
Total	$17,568,445,486		$357,878,382		$ —	$17,926,323,868
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(b)	Total
All Cap ESG Fund
Equity Securities	$30,419,322	$—	$—	$30,419,322
Investment Company	506,164	—	—	506,164
Total	$30,925,486	$—	$—	$30,925,486
Small & Mid Cap Strategies Fund
Equity Securities
Argentina	$7,157,903	$—	$—	$7,157,903
Australia	55,809,494	29,132	84,652	55,923,278
Austria	12,325,369	—	—	12,325,369
Belgium	32,698,915	—	—	32,698,915
Bermuda	47,928,777	—	—	47,928,777
Brazil	27,241,227	5,375	—	27,246,602
Cambodia	359,585	—	—	359,585
Canada	92,746,955	5	—	92,746,960
Cayman Islands	252,900	—	12,569	265,469
Chile	3,980,437	—	—	3,980,437
China	132,857,898	25,980,034	26,782	158,864,714
Columbia	11,310	—	—	11,310
Denmark	34,255,667	—	—	34,255,667
Egypt	3,189,876	—	—	3,189,876
Faeroe Islands	471,603	—	—	471,603
Finland	30,990,275	—	—	30,990,275
France	74,952,882	—	—	74,952,882
Gabon	22,588	—	—	22,588
Georgia	196,355	—	—	196,355
Germany	104,307,527	—	—	104,307,527
Gibraltar	76,473	—	—	76,473
Greece	8,897,577	—	—	8,897,577
Hong Kong	75,180,267	—	327,849	75,508,116
Hungary	330,851	—	—	330,851
India	53,741,239	—	349	53,741,588
Indonesia	8,351,746	—	3,381	8,355,127
Ireland	105,701,525	—	—	105,701,525
Isle of Man	863,430	—	—	863,430
Israel	46,901,151	—	—	46,901,151
Italy	39,110,405	—	—	39,110,405
Japan	293,330,901	—	—	293,330,901
Jersey Channel Islands	6,493,227	—	—	6,493,227
Jordan	636,300	—	—	636,300
Liechtenstein	164,597	—	—	164,597
Luxembourg	6,454,347	—	—	6,454,347
Macau	17,532	—	—	17,532
Malaysia	10,711,614	—	—	10,711,614
Malta	698,983	—	—	698,983
Mexico	12,207,586	—	—	12,207,586
Monaco	228,697	—	—	228,697
Mongolia	10,833	—	—	10,833
Netherlands	23,005,181	—	—	23,005,181
New Zealand	14,366,029	—	10,943	14,376,972
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(b)	Total
Norway	$21,785,701	$—	$—	$21,785,701
Peru	3,162,107	—	—	3,162,107
Philippines	3,096,583	—	—	3,096,583
Poland	17,704,144	—	—	17,704,144
Portugal	2,759,770	—	—	2,759,770
Puerto Rico	2,495,226	—	—	2,495,226
Qatar	484,153	—	—	484,153
Romania	127,369	—	—	127,369
Russia	19,334,844	—	—	19,334,844
Saudi Arabia	—	2,166,320	—	2,166,320
Singapore	10,698,946	8,988	44,964	10,752,898
South Africa	29,660,230	—	—	29,660,230
South Korea	102,431,467	—	203,965	102,635,432
Spain	30,994,301	—	—	30,994,301
Sweden	27,780,181	—	—	27,780,181
Switzerland	70,077,061	—	—	70,077,061
Taiwan	127,630,867	—	991	127,631,858
Thailand	—	13,491,462	3,331	13,494,793
Turkey	11,388,474	—	—	11,388,474
Ukraine	116,807	—	—	116,807
United Arab Emirates	2,815,129	—	—	2,815,129
United Kingdom	283,267,596	13,042	—	283,280,638
United States	3,309,373,430	—	—	3,309,373,430
Vietnam	1,379,862	—	—	1,379,862
Total Equities	$5,447,802,282	$41,694,358	$719,776	$5,490,216,416
Exchange Traded Funds	883,315,587	—	—	883,315,587
Investment Company	34,976,853	—	—	34,976,853
Rights/Warrants
Hong Kong	—	318	—	318
India	—	133	—	133
Indonesia	19,769	—	—	19,769
Japan	—	7,644	—	7,644
Malaysia	1,096	—		1,096
South Korea		699		699
Taiwan		1,461	—	1,461
Thailand		664		664
United Kingdom			18,300	18,300
Total Rights/Warrants	$20,865	$10,919	$18,300	$50,084
U.S. Government Agencies	—	356,934,830	—	356,934,830
Cash Sweep	100,866,430	—	—	100,866,430
Other financial instruments - Assets*
Total	$6,466,982,017	$398,640,107	$738,076	$6,866,360,200
Strategic Opportunities Fund
Equity Securities
Australia	$2,644,004	$—	$—	$2,644,004
Bermuda	10,189,202	—	—	10,189,202
Brazil	7,569,999	—	—	7,569,999
Canada	9,813,072	—	—	9,813,072
Chile	1,037,228	—	—	1,037,228
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(b)	Total
China	$52,989,297		$—		$—	$52,989,297
Columbia	1,123,216		—		—	1,123,216
Czech Republic	105,768		—		—	105,768
Denmark	4,570,818		—		—	4,570,818
Egypt	3,951,290		—		—	3,951,290
France	8,619,380		—		—	8,619,380
Germany	10,784,964		—		—	10,784,964
Hong Kong	19,196,523		—		2,089,192	21,285,715
Hungary	288,480		—		—	288,480
India	17,185,753		—		—	17,185,753
Indonesia	5,763,962		—		—	5,763,962
Ireland	7,298,749		—		—	7,298,749
Israel	6,924,887		—		—	6,924,887
Japan	59,641,668		—		—	59,641,668
Luxembourg	1,933,207		—		—	1,933,207
Malaysia	3,581,277		—		—	3,581,277
Mexico	5,361,068		—		—	5,361,068
Norway	4,415,368		—		—	4,415,368
Pakistan	870,219		—		—	870,219
Peru	879,675		—		—	879,675
Philippines	1,306,636		—		—	1,306,636
Poland	1,059,678		—		—	1,059,678
Qatar	5,254,078		—		—	5,254,078
Singapore	20,544,085		—		—	20,544,085
South Africa	12,498,380		—		—	12,498,380
South Korea	26,824,992		—		—	26,824,992
Spain	5,150,181		—		—	5,150,181
Switzerland	5,452,911		—		—	5,452,911
Taiwan	51,078,580		—		—	51,078,580
Turkey	2,589,637		—		—	2,589,637
United Arab Emirates	1,842,818		—		—	1,842,818
United States	295,011,711		—		258,750	295,270,461
Total Equities	$675,352,761		$—		$2,347,942	$677,700,703
Closed-End Funds	110,816,767(a	)	—		—	110,816,767
Exchange Traded Funds	650,224,279(a	)	—		—	650,224,279
Preferred Stocks	4,996,434(a	)	—		—	4,996,434
Bank Loans	39,585,000		108,059,684(a	)	—	147,644,684
Corporate Bonds	—		324,386,793(a	)	—	324,386,793
Government Bonds	—		87,976,827(a	)	—	87,976,827
Asset-Backed Securities	23,750,000		738,946,224(a	)	—	762,696,224
Non-Agency Mortgage-Backed Securities	—		448,213,366(a	)	—	448,213,366
U.S. Government Sponsored Agency Mortgage-Backed Securities	—		46,758,624		—	46,758,624
U.S. Government Agencies	—		1,364,942,700		—	1,364,942,700
U.S. Government Securities	—		642,242,068		—	642,242,068
Cash Sweep	238,722,877		—		—	238,722,877
Other financial instruments - Assets*
Equity contracts	6,705,629		121,285,937		—	127,991,566
Interest rate contracts	—		13,876,403		—	13,876,403
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(b)	Total
Foreign currency exchange contracts	$—	$663,890		$—	$663,890
Other financial instruments - Liabilities*
Commodity contracts	(614,655)	—		—	(614,655)
Equity contracts	—	(20,010,743)		—	(20,010,743)
Interest rate contracts	—	(18,044,490)		—	(18,044,490)
Foreign currency exchange contracts	—	(109,536)		—	(109,536)
Total	$1,749,539,092	$3,859,187,747		$2,347,942	$5,611,074,781
Fixed Income Fund
Corporate Bonds	$—	$215,146,207(a	)	$—	$215,146,207
Asset-Backed Securities	—	80,716,734(a	)	—	80,716,734
Collateralized Mortgage Obligations	—	1,193,386(a	)	—	1,193,386
U.S. Government Agencies	—	33,544,989		—	33,544,989
U.S. Government Securities	—	512,841,305		—	512,841,305
Government Bonds	—	2,969,450(a	)	—	2,969,450
Investment Company	6,596,488	—		—	6,596,488
Total	$6,596,488	$846,412,071		$—	$853,008,559
Municipal Bond Fund
Municipal Bonds	$—	$2,114,886,806(a	)	$—	$2,114,886,806
U.S. Government Securities	—	152,662,715		—	152,662,715
Investment Company	43,847,150	—		—	43,847,150
Total	$43,847,150	$2,267,549,521		$—	$2,311,396,671

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	The Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended July 31, 2018. For the Small & Mid Cap Strategies Fund there were transfers out of Level 3 in the amount of $690,718. For the Strategic Opportunities Fund there were transfers into level 3 in the amount of $1,668,570. In addition, there were no significant purchases and sales during the period. As of July 31, 2018, the percentage of NAV was 0.01% and 0.03% for the Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as they are generally valued using last trade price or broker quote.
(c)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the

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market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the period ended July 31, 2018.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of July 31, 2018
	Derivative Assets		Derivative Liabilities
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Strategic Opportunities Fund	Location	Value	Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$76,040,278	Unrealized depreciation on swap agreements	$17,566,925
	Variation Margin	3,845,629	Variation Margin	614,655
	Structured option contracts, at value	45,245,659	Structured option contracts, at value	6,944,146
Foreign Currency Exchange Risk	Unrealized appreciation on swap agreements	10,128,285	Unrealized depreciation on swap agreements	2,354,320
	Unrealized appreciation on forward foreign currency exchange contracts	3,748,118	Unrealized depreciation on forward foreign currency exchange contracts	11,189,842
Interest Rate Risk	Unrealized appreciation on swap agreements	663,890	Unrealized depreciation on swap agreements	109,536
Total		$139,671,859		$38,779,424

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized

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gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the

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instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

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7.	Federal Income Taxes:

As of July 31, 2018, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,471,024,345	$482,276,827	$(18,713,479)	$463,563,348
Large Cap Strategies Fund	13,843,463,270	4,328,107,212	(245,246,614)	4,082,860,598
All Cap ESG Fund	30,973,202	1,106,732	(1,154,448)	(47,716)
Small & Mid Cap Strategies Fund	5,490,062,294	1,583,495,620	(207,197,714)	1,376,297,906
Strategic Opportunities Fund	5,503,037,641	156,515,005	(149,370,300)	7,144,705
Fixed Income Fund	872,639,168	360,446	(19,991,055)	(19,630,609)
Municipal Bond Fund	2,329,700,955	6,665,163	(24,969,447)	(18,304,284)

As of October 31, 2017, the Fixed Income Fund had a short-term capital loss carryforward of $2,516,017, and a long-term capital loss carryforward of $6,887,139 and the Municipal Bond Fund had a short-term capital loss carryforward of $1,529,654 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of July 31, 2018, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	9/27/2018

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	9/27/2018

* Print the name and title of each signing officer under his or her signature.